STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

June 22, 2020

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

S-6343-5-A CG (6/20)

2	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	3

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2019 was $26,589,422, in 2018 was $27,593,528 and in 2017 was $26,882,985. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life of NY are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

The aggregate dollar amount paid to AFI by RiverSource Life of NY for the services provided in 2019 was $952,039, in 2018 was $943,444 and in 2017 was $1,052,372.

The aggregate dollar amount paid to RiverSource Life Insurance Company by RiverSource Life of NY for the services provided in 2019 was $6,439,319, in 2018 was $6,445,669 and in 2017 was $6,323,971.

4	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Custodian

RiverSource Life of NY is the custodian of the assets of RiverSource of New York Variable Annuity Account. RiverSource Life of NY holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life of NY’s principal offices are located at 20 Madison Avenue Extension, Albany NY 12203.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2019 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2018 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life of NY and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis MN 55402.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08
Accumulation unit value at end of period	$2.20	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$2.28	$2.43	$2.06	$1.87	$1.85	$1.70	$1.27	$1.09	$1.03	$0.92
Accumulation unit value at end of period	$2.80	$2.28	$2.43	$2.06	$1.87	$1.85	$1.70	$1.27	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.44	$1.15	$1.17	$1.15	$1.23	$1.01	$0.89	$1.11	$1.07
Accumulation unit value at end of period	$1.28	$1.10	$1.44	$1.15	$1.17	$1.15	$1.23	$1.01	$0.89	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4	4	16	16	20	17	33	30	25	24
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	79	80	3	12	—	—	—	—
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$2.08	$1.60	$1.70	$1.70	$1.82	$1.49	$1.24	$1.42	$1.26
Accumulation unit value at end of period	$2.24	$1.76	$2.08	$1.60	$1.70	$1.70	$1.82	$1.49	$1.24	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88
Accumulation unit value at end of period	$2.60	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	4
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93
Accumulation unit value at end of period	$3.47	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$2.18	$2.42	$2.24	$1.87	$1.96	$1.75	$1.34	$1.17	$1.17	$1.04
Accumulation unit value at end of period	$2.76	$2.18	$2.42	$2.24	$1.87	$1.96	$1.75	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	14	11	15	13	21	30	19
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	22	88	45	16	7	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.91	$1.71	$1.60	$1.64	$1.50	$1.28	$1.17	$1.12	$1.01
Accumulation unit value at end of period	$2.28	$1.85	$1.91	$1.71	$1.60	$1.64	$1.50	$1.28	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	2	8
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85
Accumulation unit value at end of period	$3.09	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	2	3	3	4	4
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.05	$2.19	$1.92	$1.82	$1.80	$1.64	$1.36	$1.19	$1.17	$1.05
Accumulation unit value at end of period	$2.50	$2.05	$2.19	$1.92	$1.82	$1.80	$1.64	$1.36	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	8	—	—	—	11	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.57	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	19	19	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$2.17	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

6	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.43	$2.54	$2.05	$1.91	$1.91	$1.67	$1.25	$1.11	$1.06	$0.91
Accumulation unit value at end of period	$3.01	$2.43	$2.54	$2.05	$1.91	$1.91	$1.67	$1.25	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	43	38	31	29
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.82	$0.90	$0.89	$0.91	$0.93	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.82	$0.90	$0.89	$0.91	$0.93	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.26	$2.42	$2.13	$1.88	$1.95	$1.78	$1.42	$1.25	$1.32	$1.14
Accumulation unit value at end of period	$2.79	$2.26	$2.42	$2.13	$1.88	$1.95	$1.78	$1.42	$1.25	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	7	8	11	11	12	16
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$0.99	$0.90	$0.92	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.10	$0.99	$0.90	$0.92	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.41	$3.09	$2.11	$2.02	$2.24	$2.30	$2.36	$1.97	$2.50	$2.10
Accumulation unit value at end of period	$3.15	$2.41	$3.09	$2.11	$2.02	$2.24	$2.30	$2.36	$1.97	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	11	8	9	22	17	20	43
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.20	$1.22	$1.31	$1.30	$1.42	$1.34	$1.29	$1.21
Accumulation unit value at end of period	$1.31	$1.19	$1.26	$1.20	$1.22	$1.31	$1.30	$1.42	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	4	4	7	6
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.08	$1.08	$1.09	$1.10	$1.10	$1.11	$1.11	$1.12
Accumulation unit value at end of period	$1.10	$1.09	$1.08	$1.08	$1.08	$1.09	$1.10	$1.10	$1.11	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	192	192	—	—	—	—	—	45	22	13
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.19	$2.29	$2.16	$1.95	$1.98	$1.92	$1.82	$1.58	$1.51	$1.33
Accumulation unit value at end of period	$2.54	$2.19	$2.29	$2.16	$1.95	$1.98	$1.92	$1.82	$1.58	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	2
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.08	$2.18	$2.06	$1.87	$1.90	$1.84	$1.76	$1.54	$1.46	$1.30
Accumulation unit value at end of period	$2.41	$2.08	$2.18	$2.06	$1.87	$1.90	$1.84	$1.76	$1.54	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	8	5	5	5	17	10	15
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.56	$1.51	$1.46	$1.46	$1.40	$1.44	$1.34	$1.27	$1.18
Accumulation unit value at end of period	$1.69	$1.56	$1.56	$1.51	$1.46	$1.46	$1.40	$1.44	$1.34	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	7	3
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.49	$2.61	$2.05	$2.04	$1.88	$1.66	$1.28	$1.07	$1.11	$0.95
Accumulation unit value at end of period	$3.36	$2.49	$2.61	$2.05	$2.04	$1.88	$1.66	$1.28	$1.07	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.48	$2.62	$2.17	$1.96	$1.95	$1.73	$1.32	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$3.23	$2.48	$2.62	$2.17	$1.96	$1.95	$1.73	$1.32	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	2	2	—	5
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.96	$0.92	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.98	$0.96	$0.92	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.30	$2.43	$1.99	$1.96	$1.86	$1.75	$1.34	$1.21	$1.43	$1.14
Accumulation unit value at end of period	$3.08	$2.30	$2.43	$1.99	$1.96	$1.86	$1.75	$1.34	$1.21	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.97	$1.55	$1.66	$1.59	$1.75	$1.44	$1.23	$1.41	$1.25
Accumulation unit value at end of period	$2.03	$1.63	$1.97	$1.55	$1.66	$1.59	$1.75	$1.44	$1.23	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	4	4	11	13	13	13	9	8	11	6

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.35	$2.69	$2.24	$1.88	$1.99	$1.80	$1.31	$1.11	$1.14	$0.95
Accumulation unit value at end of period	$2.96	$2.35	$2.69	$2.24	$1.88	$1.99	$1.80	$1.31	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (11/1/2005)
Accumulation unit value at beginning of period	$2.13	$2.47	$2.19	$1.93	$2.05	$1.83	$1.34	$1.14	$1.25	$1.02
Accumulation unit value at end of period	$2.78	$2.13	$2.47	$2.19	$1.93	$2.05	$1.83	$1.34	$1.14	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	4	4	4	6
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.15	$2.48	$2.22	$1.96	$2.04	$1.93	$1.31	$1.12	$1.23	$0.97
Accumulation unit value at end of period	$2.51	$2.15	$2.48	$2.22	$1.96	$2.04	$1.93	$1.31	$1.12	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.23	$1.20	$1.20	$1.14	$1.17	$1.15	$1.14	$1.12
Accumulation unit value at end of period	$1.35	$1.28	$1.26	$1.23	$1.20	$1.20	$1.14	$1.17	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	7	4	4	3	6	20	7	1	1
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89
Accumulation unit value at end of period	$0.50	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	17	11	11	8	8	22	40
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	$1.02	$1.12	$1.13	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.92	$1.00	$1.02	$1.12	$1.13	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.55	$1.52	$1.41	$1.44	$1.33	$1.41	$1.35	$1.23	$1.19
Accumulation unit value at end of period	$1.64	$1.53	$1.55	$1.52	$1.41	$1.44	$1.33	$1.41	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	13	6
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.36	$1.40	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.36	$1.40	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	26	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.63	$2.94	$2.56	$2.13	$2.14	$1.92	$1.42	$1.22	$1.31	$1.08
Accumulation unit value at end of period	$3.35	$2.63	$2.94	$2.56	$2.13	$2.14	$1.92	$1.42	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.09	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	2	4	8	5	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08
Accumulation unit value at end of period	$1.54	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	9	9	9	6	7	5
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93
Accumulation unit value at end of period	$2.73	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	11	7	8	45	26	46	83
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.25	$2.49	$2.15	$1.87	$1.93	$1.76	$1.33	$1.13	$1.12	$0.98
Accumulation unit value at end of period	$2.90	$2.25	$2.49	$2.15	$1.87	$1.93	$1.76	$1.33	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.70	$3.19	$2.66	$2.39	$2.44	$2.31	$1.71	$1.50	$1.70	$1.33
Accumulation unit value at end of period	$3.31	$2.70	$3.19	$2.66	$2.39	$2.44	$2.31	$1.71	$1.50	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	19	19	21	21	21	21	27	26	43	30

8	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.93	$1.50	$1.59	$1.55	$1.69	$1.31	$1.09	$1.33	$1.19
Accumulation unit value at end of period	$2.07	$1.63	$1.93	$1.50	$1.59	$1.55	$1.69	$1.31	$1.09	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	3
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.26	$1.26	$1.26	$1.10	$1.09	$0.86	$0.91	$0.76
Accumulation unit value at end of period	$1.57	$1.29	$1.39	$1.26	$1.26	$1.26	$1.10	$1.09	$0.86	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	7	7	19	18	17	16	18	14	23	23
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	51	61	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$2.15	$2.00	$1.73	$1.83	$1.72	$1.35	$1.18	$1.20	$1.09
Accumulation unit value at end of period	$2.37	$1.94	$2.15	$2.00	$1.73	$1.83	$1.72	$1.35	$1.18	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	18	17	21	23	20	19	15	10	6	19
Franklin Small Cap Value VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.41	$2.78	$2.52	$1.95	$2.12	$2.11	$1.56	$1.33	$1.39	$1.09
Accumulation unit value at end of period	$3.02	$2.41	$2.78	$2.52	$1.95	$2.12	$2.11	$1.56	$1.33	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	3
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.36	$2.65	$2.40	$2.12	$2.35	$2.08	$1.57	$1.34	$1.43	$1.15
Accumulation unit value at end of period	$3.08	$2.36	$2.65	$2.40	$2.12	$2.35	$2.08	$1.57	$1.34	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	6	4	4	13	13	12	12
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.92	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.88	$0.96	$0.91	$0.92	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.39	$2.56	$2.07	$1.88	$1.89	$1.64	$1.20	$1.05	$1.02	$0.90
Accumulation unit value at end of period	$2.97	$2.39	$2.56	$2.07	$1.88	$1.89	$1.64	$1.20	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	31	29	24	22
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.37	$2.76	$2.03	$2.05	$1.99	$1.96	$1.55	$1.29	$1.42	$1.23
Accumulation unit value at end of period	$3.10	$2.37	$2.76	$2.03	$2.05	$1.99	$1.96	$1.55	$1.29	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	8	9	10	14
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.70	$1.61	$1.53	$1.57	$1.54	$1.56	$1.39	$1.38	$1.21
Accumulation unit value at end of period	$1.78	$1.62	$1.70	$1.61	$1.53	$1.57	$1.54	$1.56	$1.39	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	14	14	20	20	18	17	12	44	13	9
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.55	$2.87	$2.53	$2.16	$2.31	$2.08	$1.49	$1.27	$1.31	$1.07
Accumulation unit value at end of period	$3.20	$2.55	$2.87	$2.53	$2.16	$2.31	$2.08	$1.49	$1.27	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	1	—	—	—	—	—	1
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.51	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	42	40	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	8	16	21	11	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.09	$2.40	$2.06	$1.77	$1.89	$1.75	$1.29	$1.09	$1.12	$0.98
Accumulation unit value at end of period	$2.60	$2.09	$2.40	$2.06	$1.77	$1.89	$1.75	$1.29	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	38	35	29	25
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	$1.00	—
Accumulation unit value at end of period	$2.27	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	4	5	3	3	11	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02
Accumulation unit value at end of period	$2.96	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	12	27	83	69	42	43	33
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25
Accumulation unit value at end of period	$2.20	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	5	—	—	—	—	5
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.63	$1.74	$1.43	$1.43	$1.42	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.17	$1.63	$1.74	$1.43	$1.43	$1.42	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.58	$2.61	$1.94	$1.97	$1.85	$1.68	$1.35	$1.22	$1.29	$1.07
Accumulation unit value at end of period	$3.49	$2.58	$2.61	$1.94	$1.97	$1.85	$1.68	$1.35	$1.22	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	15	21	19	16	56	65	49	49	61	27
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	7	24	29	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86
Accumulation unit value at end of period	$2.68	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	10	22
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.31	$1.31	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	11	15	8	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.93	$3.00	$2.39	$2.21	$2.27	$2.46	$1.75	$1.46	$1.64	$1.21
Accumulation unit value at end of period	$4.12	$2.93	$3.00	$2.39	$2.21	$2.27	$2.46	$1.75	$1.46	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	10	10	10	10	10	10	2
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$3.20	$3.19	$2.80	$2.53	$2.99	$2.67	$2.24	$1.99	$1.87	$1.66
Accumulation unit value at end of period	$3.97	$3.20	$3.19	$2.80	$2.53	$2.99	$2.67	$2.24	$1.99	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	14	14	16	17	17	36	26
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00
Accumulation unit value at end of period	$3.24	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7	7	7
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87
Accumulation unit value at end of period	$1.66	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	10	10	11	11	13	16
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76
Accumulation unit value at end of period	$1.40	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.98	$0.92	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.91	$0.98	$0.92	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

10	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13
Accumulation unit value at end of period	$1.75	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	18	30	29	64	130	89	64
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.07	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.85	$2.88	$2.51	$2.85	$2.66	$2.09	$1.49	$1.22	$1.24	$1.22
Accumulation unit value at end of period	$3.69	$2.85	$2.88	$2.51	$2.85	$2.66	$2.09	$1.49	$1.22	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	4	5	2	2	1
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.75	$1.39	$1.44	$1.44	$1.56	$1.22	$1.01	$1.22	$1.11
Accumulation unit value at end of period	$1.76	$1.41	$1.75	$1.39	$1.44	$1.44	$1.56	$1.22	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.54	$2.59	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	$1.00
Accumulation unit value at end of period	$3.45	$2.54	$2.59	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	4	4	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.09	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	76	107	173	173	152	85	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.09	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	549	569	546	538	504	443	663	690	680	1,977
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	6	12	25	20	17	17	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1,069	1,075	1,239	1,088
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.98	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.98	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1,219	1,227	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	444	447	611	616	764	771	178	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	323	336	352	226	234	229	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.75	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.76	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	366	427	435	438	454	470	289	389	242	244
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.92	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	14	13	14	22	15	15	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.92	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	11	11	16	194	195	267	202	386	465
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	744	744	744	1,144	1,144	1,144	1,144	1,144	1,144
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	282	203	205
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.77	$1.94	$1.62	$1.49	$1.49	$1.34	$1.05	$0.95	$0.99	$0.90
Accumulation unit value at end of period	$2.23	$1.77	$1.94	$1.62	$1.49	$1.49	$1.34	$1.05	$0.95	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	17
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.15	$2.50	$2.35	$1.88	$2.09	$2.06	$1.54	$1.36	$1.43	$1.16
Accumulation unit value at end of period	$2.56	$2.15	$2.50	$2.35	$1.88	$2.09	$2.06	$1.54	$1.36	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	14	13	11	13
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.02	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.01	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.60	$3.18	$2.40	$2.45	$2.46	$2.59	$2.13	$1.76	$2.07	$1.67
Accumulation unit value at end of period	$3.36	$2.60	$3.18	$2.40	$2.45	$2.46	$2.59	$2.13	$1.76	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	9	8	8	6	6	9	25	18	21	29
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$2.79	$2.84	$2.39	$2.12	$2.14	$2.05	$1.54	$1.29	$1.35	$1.10
Accumulation unit value at end of period	$3.63	$2.79	$2.84	$2.39	$2.12	$2.14	$2.05	$1.54	$1.29	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	24	24	29	32	30	29	33	30	41	31
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.84	$1.49	$1.45	$1.43	$1.52	$1.28	$1.13	$1.31	$1.13
Accumulation unit value at end of period	$1.74	$1.51	$1.84	$1.49	$1.45	$1.43	$1.52	$1.28	$1.13	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	6	5	12	12	7	7	4	3	2	2

12	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.60	$2.81	$2.35	$2.10	$2.18	$1.99	$1.53	$1.33	$1.42	$1.15
Accumulation unit value at end of period	$3.40	$2.60	$2.81	$2.35	$2.10	$2.18	$1.99	$1.53	$1.33	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/1/2005)
Accumulation unit value at beginning of period	$3.14	$3.11	$2.49	$2.32	$2.40	$2.46	$1.65	$1.54	$1.62	$1.28
Accumulation unit value at end of period	$3.89	$3.14	$3.11	$2.49	$2.32	$2.40	$2.46	$1.65	$1.54	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.26	$1.11	$1.08	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.26	$1.11	$1.08	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	7	29	21	6	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07
Accumulation unit value at end of period	$2.14	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	78	74	80	118	162	170	174	252	275	308
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95
Accumulation unit value at end of period	$2.83	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	821	912	1,002	1,103	1,263	1,707	1,985	2,472	3,097	3,865
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63
Accumulation unit value at end of period	$1.91	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	1,145	1,228	1,417	1,684	2,043	2,442	2,820	3,618	4,504	5,738
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211	250	297	363	232	207	80	—	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.22	$1.45	$1.11	$1.18	$1.18	$1.26	$1.04	$0.86	$0.99	$0.88
Accumulation unit value at end of period	$1.55	$1.22	$1.45	$1.11	$1.18	$1.18	$1.26	$1.04	$0.86	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	84	85	97	136	154	174	196	223	255	328
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22
Accumulation unit value at end of period	$2.11	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	263	281	310	374	541	634	731	822	954	1,230
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87
Accumulation unit value at end of period	$2.53	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	123	172	269	281	441	545	735	893	1,061	1,287
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92
Accumulation unit value at end of period	$3.38	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	159	167	179	236	278	383	514	601	628	824
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$3.32	$3.69	$3.41	$2.86	$2.99	$2.67	$2.04	$1.79	$1.79	$1.59
Accumulation unit value at end of period	$4.19	$3.32	$3.69	$3.41	$2.86	$2.99	$2.67	$2.04	$1.79	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	93	113	138	161	199	240	262	298	318	434
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29
Accumulation unit value at end of period	$3.35	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	725	876	1,125	1,503	1,905	2,330	2,727	3,322	3,902	5,111
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	430	569	610	1,104	737	571	70	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	13

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Calvert VP SRI Balanced Portfolio – Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.68	$1.74	$1.56	$1.46	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93
Accumulation unit value at end of period	$2.07	$1.68	$1.74	$1.56	$1.46	$1.50	$1.38	$1.18	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	215	252	279	427	555	604	709	798	868	1,043
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85
Accumulation unit value at end of period	$3.02	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	47	45	46	89	121	145	158	134	80	87
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.84	$1.97	$1.73	$1.64	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96
Accumulation unit value at end of period	$2.24	$1.84	$1.97	$1.73	$1.64	$1.63	$1.49	$1.24	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,377	1,461	1,523	1,457	1,399	1,397	1,396	1,400	1,727	2,222
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.56	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	13	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	101	126	116	94	69	45	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.70	$1.78	$1.45	$1.35	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65
Accumulation unit value at end of period	$2.11	$1.70	$1.78	$1.45	$1.35	$1.35	$1.18	$0.89	$0.79	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	2,091	2,341	2,680	3,054	4,130	4,703	5,645	7,015	8,293	10,181
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.81	$0.90	$0.88	$0.91	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.82	$0.81	$0.90	$0.88	$0.91	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	8	15	9	10	7	2	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.80	$2.99	$2.64	$2.34	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43
Accumulation unit value at end of period	$3.44	$2.80	$2.99	$2.64	$2.34	$2.43	$2.23	$1.77	$1.56	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	2,272	2,538	2,923	3,630	4,412	5,121	5,857	7,121	9,056	12,073
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	96	78	109	80	93	79	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$3.02	$3.88	$2.66	$2.55	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68
Accumulation unit value at end of period	$3.94	$3.02	$3.88	$2.66	$2.55	$2.82	$2.91	$2.99	$2.50	$3.18
Number of accumulation units outstanding at end of period (000 omitted)	433	522	573	707	908	1,004	1,141	1,252	1,534	1,778
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.65	$1.75	$1.67	$1.70	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72
Accumulation unit value at end of period	$1.81	$1.65	$1.75	$1.67	$1.70	$1.83	$1.83	$2.00	$1.89	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	679	772	946	1,166	1,512	1,805	2,244	2,870	3,385	4,348
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.10	$1.11	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16
Accumulation unit value at end of period	$1.11	$1.10	$1.09	$1.10	$1.11	$1.11	$1.12	$1.13	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,601	1,802	1,895	2,486	2,878	3,047	3,475	4,641	6,770	8,242
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.60	$2.73	$2.58	$2.33	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61
Accumulation unit value at end of period	$3.01	$2.60	$2.73	$2.58	$2.33	$2.37	$2.31	$2.19	$1.91	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	642	761	1,054	1,265	1,639	2,026	2,615	3,269	3,985	5,649
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.02	$2.12	$2.01	$1.83	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28
Accumulation unit value at end of period	$2.33	$2.02	$2.12	$2.01	$1.83	$1.86	$1.80	$1.73	$1.52	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	699	746	1,015	1,300	1,086	1,412	1,727	2,266	2,367	2,602
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.85	$1.86	$1.81	$1.74	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43
Accumulation unit value at end of period	$2.01	$1.85	$1.86	$1.81	$1.74	$1.75	$1.68	$1.73	$1.62	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	2,371	2,650	3,301	4,240	5,203	6,160	7,316	9,998	11,850	14,745
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.18	$1.24	$0.97	$0.97	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46
Accumulation unit value at end of period	$1.59	$1.18	$1.24	$0.97	$0.97	$0.90	$0.79	$0.61	$0.51	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	1,238	1,390	1,544	1,827	2,361	2,509	2,648	3,104	3,823	5,077

14	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.01	$2.13	$1.77	$1.60	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82
Accumulation unit value at end of period	$2.61	$2.01	$2.13	$1.77	$1.60	$1.59	$1.42	$1.08	$0.95	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,539	1,608	1,658	1,793	1,886	2,012	2,254	2,524	2,864	3,730
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.96	$0.92	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.97	$0.96	$0.92	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	266	297	377	210	159	805	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	16	17	18	14	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22
Accumulation unit value at end of period	$3.22	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	181	201	250	275	305	336	431	522	640	835
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.15	$1.39	$1.10	$1.18	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90
Accumulation unit value at end of period	$1.43	$1.15	$1.39	$1.10	$1.18	$1.14	$1.25	$1.03	$0.88	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	376	465	553	722	584	685	777	918	1,288	1,549
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.28	$2.62	$2.19	$1.84	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94
Accumulation unit value at end of period	$2.87	$2.28	$2.62	$2.19	$1.84	$1.95	$1.77	$1.29	$1.10	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	61	49	72	96	149	151	206	233	256	168
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14
Accumulation unit value at end of period	$3.02	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	181	216	276	367	527	648	660	754	970	1,211
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.51	$2.89	$2.60	$2.30	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16
Accumulation unit value at end of period	$2.93	$2.51	$2.89	$2.60	$2.30	$2.39	$2.28	$1.55	$1.32	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	215	248	280	294	406	461	547	551	665	926
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.37	$1.35	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26
Accumulation unit value at end of period	$1.50	$1.42	$1.40	$1.37	$1.35	$1.34	$1.28	$1.31	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	860	944	1,000	1,186	1,465	1,920	2,551	3,805	4,940	6,564
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88
Accumulation unit value at end of period	$0.49	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	434	444	507	551	638	676	738	985	1,206	1,289
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.99	$1.01	$1.12	$1.13	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.99	$1.01	$1.12	$1.13	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	38	52	34	28	44	19	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.48	$1.37	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18
Accumulation unit value at end of period	$1.59	$1.49	$1.51	$1.48	$1.37	$1.41	$1.30	$1.39	$1.33	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	843	953	1,210	1,492	2,022	2,441	3,041	4,302	5,081	5,961
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	47	47	36	4	3	11	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.35	$1.40	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	886	1,068	1,280	1,623	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.56	$2.87	$2.50	$2.09	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07
Accumulation unit value at end of period	$3.25	$2.56	$2.87	$2.50	$2.09	$2.10	$1.89	$1.40	$1.20	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	78	73	81	103	84	97	138	93	114	125
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.99	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$0.99	$0.99	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	237	414	552	409	188	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	15

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	39	45	121	167	161	136	62	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08
Accumulation unit value at end of period	$1.50	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,183	1,308	1,404	1,594	2,025	2,287	2,359	2,928	2,988
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92
Accumulation unit value at end of period	$2.65	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,637	1,901	2,282	2,987	3,822	4,286	5,146	6,132	7,349	9,628
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$2.03	$2.25	$1.94	$1.69	$1.74	$1.59	$1.20	$1.02	$1.01	$0.89
Accumulation unit value at end of period	$2.62	$2.03	$2.25	$1.94	$1.69	$1.74	$1.59	$1.20	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	209	221	239	273	309	357	418	598	619	857
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02
Accumulation unit value at end of period	$2.96	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,271	1,422	1,654	1,902	2,142	2,425	2,949	3,672	5,019
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$3.71	$4.37	$3.65	$3.28	$3.36	$3.18	$2.36	$2.07	$2.34	$1.83
Accumulation unit value at end of period	$4.54	$3.71	$4.37	$3.65	$3.28	$3.36	$3.18	$2.36	$2.07	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	154	164	197	267	321	359	444	614	722	990
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96
Accumulation unit value at end of period	$4.79	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	1,397	1,592	1,891	2,199	2,672	3,212	3,808	4,722	5,651	7,443
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.40	$1.66	$1.28	$1.36	$1.33	$1.45	$1.12	$0.94	$1.14	$1.02
Accumulation unit value at end of period	$1.77	$1.40	$1.66	$1.28	$1.36	$1.33	$1.45	$1.12	$0.94	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	86	75	75	83	83	90	170	163	172	236
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33
Accumulation unit value at end of period	$2.28	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	367	415	496	694	822	953	1,072	1,227	1,667	2,645
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	183	251	293	312	399	1,057	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.36	$2.55	$2.33	$2.33	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42
Accumulation unit value at end of period	$2.87	$2.36	$2.55	$2.33	$2.33	$2.34	$2.05	$2.02	$1.59	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	522	603	734	929	1,098	1,250	1,424	1,639	1,774	2,253
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	107	112	136	164	940	635	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21
Accumulation unit value at end of period	$2.59	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	731	838	1,023	1,185	1,418	1,717	2,014	2,575	3,385	4,613
Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$4.00	$4.63	$4.21	$3.26	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84
Accumulation unit value at end of period	$5.02	$4.00	$4.63	$4.21	$3.26	$3.55	$3.55	$2.63	$2.24	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	309	386	449	545	658	887	1,059	1,383	1,722	2,401
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$4.08	$4.59	$4.17	$3.70	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03
Accumulation unit value at end of period	$5.33	$4.08	$4.59	$4.17	$3.70	$4.10	$3.64	$2.76	$2.34	$2.52
Number of accumulation units outstanding at end of period (000 omitted)	643	707	863	1,048	1,295	1,486	1,741	2,073	2,712	3,666
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.88	$0.95	$0.91	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	22	—	—	—	2	—	—	—	—

16	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.81	$3.09	$2.79	$2.29	$2.35	$2.21	$1.64	$1.47	$1.47	$1.14
Accumulation unit value at end of period	$3.48	$2.81	$3.09	$2.79	$2.29	$2.35	$2.21	$1.64	$1.47	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	26	25	26	27	31	38
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.03	$2.18	$1.77	$1.61	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78
Accumulation unit value at end of period	$2.53	$2.03	$2.18	$1.77	$1.61	$1.63	$1.41	$1.03	$0.91	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	667	742	988	1,225	1,580	1,885	2,395	3,031	3,619	4,755
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.31	$2.69	$1.98	$2.00	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22
Accumulation unit value at end of period	$3.01	$2.31	$2.69	$1.98	$2.00	$1.95	$1.92	$1.52	$1.27	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	357	364	392	466	541	624	840	977	1,190	1,599
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.66	$1.57	$1.49	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20
Accumulation unit value at end of period	$1.72	$1.57	$1.66	$1.57	$1.49	$1.54	$1.52	$1.53	$1.37	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1,768	1,980	2,579	3,237	4,047	5,056	7,039	8,608	9,900	13,311
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.48	$2.79	$2.47	$2.11	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06
Accumulation unit value at end of period	$3.10	$2.48	$2.79	$2.47	$2.11	$2.27	$2.05	$1.47	$1.26	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	139	153	205	224	245	283	329	397	454	619
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.52	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	51	51	53	56	46	53	62	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.47	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	306	338	496	628	927	1,168	1,637	2,214	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	6	13	41	62	66	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.04	$2.34	$2.01	$1.73	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97
Accumulation unit value at end of period	$2.52	$2.04	$2.34	$2.01	$1.73	$1.86	$1.71	$1.27	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	833	886	1,181	1,444	1,976	2,308	2,937	3,681	4,369	5,259
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.23	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	130	190	285	381	258	300	294	345	550	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01
Accumulation unit value at end of period	$2.88	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	113	143	185	294	412	379	409	409	471	504
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24
Accumulation unit value at end of period	$2.14	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	407	436	524	650	839	799	837	947	1,103	1,381
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.63	$1.74	$1.43	$1.43	$1.43	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.18	$1.63	$1.74	$1.43	$1.43	$1.43	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	206	211	245	160	166	195	253	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.14	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	32	35	46	243	312	377	449	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73
Accumulation unit value at end of period	$2.35	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	271	289	345	474	630	671	728	858	986	1,234

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	17

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	25	94	159	216	88	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	192	—	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.66	$1.69	$1.34	$1.20	$1.17	$1.05	$0.80	$0.69	$0.70	$0.57
Accumulation unit value at end of period	$2.23	$1.66	$1.69	$1.34	$1.20	$1.17	$1.05	$0.80	$0.69	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	208	219	269	283	336	332	339	381	382	564
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	42	101	113	115	31	21	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.51	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46
Accumulation unit value at end of period	$2.17	$1.51	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.52	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	374	416	453	546	640	666	725	892	1,129	1,435
Janus Henderson VIT Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.33	$1.58	$1.21	$1.31	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56
Accumulation unit value at end of period	$1.67	$1.33	$1.58	$1.21	$1.31	$1.45	$1.66	$1.46	$1.30	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	346	384	424	546	710	826	1,061	1,477	1,933	2,727
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85
Accumulation unit value at end of period	$2.62	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	210	267	356	529	705	892	1,053	1,316	1,767	2,041
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	23	44	67	64	58	13	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.30	$1.31	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	766	1,007	1,115	1,426	—	—	—	—	—
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$2.19	$2.24	$1.79	$1.66	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92
Accumulation unit value at end of period	$3.07	$2.19	$2.24	$1.79	$1.66	$1.71	$1.86	$1.33	$1.10	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	420	463	486	547	675	752	952	1,177	1,567	2,028
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83
Accumulation unit value at end of period	$4.30	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	260	320	390	510	759	935	1,059	1,217	1,422	1,828
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99
Accumulation unit value at end of period	$3.15	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	105	120	129	143	229	259	317	522	673	774
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86
Accumulation unit value at end of period	$1.61	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	172	205	268	408	568	652	752	749	931	966
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76
Accumulation unit value at end of period	$1.36	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	175	194	246	321	397	384	416	533	636	714
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.92	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.90	$0.97	$0.92	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13
Accumulation unit value at end of period	$1.71	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	551	591	746	1,035	1,474	2,070	2,821	3,706	3,840	3,896

18	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	8	3	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	79	107	37	29	91	47	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13
Accumulation unit value at end of period	$3.35	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	175	189	222	311	371	410	420	440	505	581
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21
Accumulation unit value at end of period	$1.86	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	202	234	266	297	406	451	482	601	813	1,000
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	$1.00
Accumulation unit value at end of period	$3.38	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	152	167	208	244	281	292	322	413	551	785
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$3.00	$3.32	$3.18	$2.68	$3.08	$3.22	$2.68	$2.51	$2.88	$2.23
Accumulation unit value at end of period	$3.56	$3.00	$3.32	$3.18	$2.68	$3.08	$3.22	$2.68	$2.51	$2.88
Number of accumulation units outstanding at end of period (000 omitted)	20	21	26	45	60	69	85	140	154	221
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	89	98	107	121	136	54	—	—	—
Third Avenue Value Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.28	$2.88	$2.56	$2.30	$2.54	$2.45	$2.08	$1.64	$2.10	$1.86
Accumulation unit value at end of period	$2.54	$2.28	$2.88	$2.56	$2.30	$2.54	$2.45	$2.08	$1.64	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	52	54	70	119	152	164	199	230	272	354
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	51	52	33	31	24	24	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.05	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,358	2,686	2,775	2,660	2,810	3,512	3,263	2,605	2,418	782
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.05	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,657	2,777	3,140	3,475	4,620	5,344	7,159	9,393	10,873	12,544
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	685	716	1,053	1,726	2,209	2,281	2,698	4,118	3,714	1,170
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,086	2,080	2,800	3,853	5,034	5,937	7,897	12,671	13,381	11,054
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	116	258	743	732	259	261	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	543	433	485	513	992	1,095	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,029	7,313	8,259	9,935	12,729	11,658	4,144	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,081	4,985	6,607	7,892	9,514	11,841	4,474	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	8,055	9,238	9,109	11,506	13,359	15,449	14,217	12,841	10,721	5,136
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	24,202	27,728	35,346	44,730	55,182	63,193	68,668	75,197	82,805	97,423
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4,559	5,124	6,094	7,937	9,044	10,291	10,483	9,367	8,285	3,243
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	8,756	10,051	12,768	15,766	22,800	25,853	38,781	45,332	49,673	54,821
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,506	1,944	1,920	3,103	4,219	4,673	5,745	5,719	4,225	1,619
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,969	5,284	6,397	9,221	13,802	15,860	18,794	23,712	26,508	28,686
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89
Accumulation unit value at end of period	$2.17	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	201	225	280	429	564	774	901	1,152	1,545	1,786
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66
Accumulation unit value at end of period	$3.60	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	475	539	648	771	1,003	1,201	1,446	1,821	2,293	2,885
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.00	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	12	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	12	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.01	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	577	283	—	—	—	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.40	$2.93	$2.22	$2.27	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57
Accumulation unit value at end of period	$3.09	$2.40	$2.93	$2.22	$2.27	$2.29	$2.41	$1.98	$1.64	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	1,083	1,258	1,462	1,725	2,078	2,439	2,845	3,431	4,351	5,556
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$4.07	$4.16	$3.51	$3.11	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63
Accumulation unit value at end of period	$5.29	$4.07	$4.16	$3.51	$3.11	$3.15	$3.03	$2.28	$1.91	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	1,095	1,249	1,456	1,777	2,165	2,561	3,107	3,874	4,825	6,432

20	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10
Accumulation unit value at end of period	$2.81	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	474	492	513	553	698	749	858	1,123	1,265	1,540
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.79	$1.45	$1.42	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12
Accumulation unit value at end of period	$1.69	$1.47	$1.79	$1.45	$1.42	$1.40	$1.49	$1.26	$1.12	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	267	326	349	441	551	628	706	859	1,099	1,530
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26
Accumulation unit value at end of period	$3.63	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	189	231	276	362	474	542	597	775	1,053	683
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18
Accumulation unit value at end of period	$3.49	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	227	240	260	315	424	493	634	870	1,068	1,632
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	32	38	35	33	12	12	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9	9	—	1	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.99	$1.48	$1.50	$1.48	$1.42	$1.16	$1.04	$1.37	$1.16
Accumulation unit value at end of period	$2.29	$1.78	$1.99	$1.48	$1.50	$1.48	$1.42	$1.16	$1.04	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	99	109	172	259	353	384	410	419	457	541
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.20	$1.87	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.85
Accumulation unit value at end of period	$2.52	$2.06	$2.20	$1.87	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	141	156	183	200	313	346	331	290	297	342
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.79	$1.04	$0.84	$0.85	$0.84	$0.90	$0.74	$0.66	$0.82	$0.79
Accumulation unit value at end of period	$0.92	$0.79	$1.04	$0.84	$0.85	$0.84	$0.90	$0.74	$0.66	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	542	616	780	1,093	1,198	1,305	1,374	1,565	1,876	2,367
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.85	$2.81	$2.15	$2.12	$1.93	$1.71	$1.26	$1.09	$1.14	$1.04
Accumulation unit value at end of period	$3.79	$2.85	$2.81	$2.15	$2.12	$1.93	$1.71	$1.26	$1.09	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	91	121	169	218	237	212	221	207	94	94
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	365	463	516	217	161	41	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.44	$2.83	$2.56	$2.11	$2.16	$1.87	$1.45	$1.26	$1.28	$1.09
Accumulation unit value at end of period	$3.13	$2.44	$2.83	$2.56	$2.11	$2.16	$1.87	$1.45	$1.26	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	258	329	461	705	901	929	1,126	1,124	1,186	1,278
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.75	$2.76	$2.11	$2.04	$1.94	$1.78	$1.31	$1.16	$1.16	$1.01
Accumulation unit value at end of period	$3.67	$2.75	$2.76	$2.11	$2.04	$1.94	$1.78	$1.31	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	94	98	173	214	293	333	379	422	460	505
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.93	$2.14	$1.99	$1.67	$1.75	$1.57	$1.20	$1.06	$1.06	$0.94
Accumulation unit value at end of period	$2.42	$1.93	$2.14	$1.99	$1.67	$1.75	$1.57	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	553	738	1,061	1,615	1,931	2,021	2,219	2,346	1,964	1,982
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	172	190	309	893	363	431	57	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	21

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (7/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.41	$1.12	$1.20	$1.20	$1.24	$1.07	$0.88	$1.04	$0.95
Accumulation unit value at end of period	$1.40	$1.18	$1.41	$1.12	$1.20	$1.20	$1.24	$1.07	$0.88	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	18	18	51	87	119	167	194	94	112	107
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85
Accumulation unit value at end of period	$2.98	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	80	92	125	324	381	419	407	251	243	270
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.97	$1.74	$1.64	$1.63	$1.49	$1.24	$1.09	$1.08	$0.97
Accumulation unit value at end of period	$2.24	$1.84	$1.97	$1.74	$1.64	$1.63	$1.49	$1.24	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	916	1,121	1,069	919	611	488	513	486	549	572
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.56	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	51	60	112	22	57	11	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	123	139	143	78	67	34	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	$1.00
Accumulation unit value at end of period	$3.31	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	23	24	2	3	1	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.18	$2.28	$1.85	$1.73	$1.73	$1.52	$1.14	$1.01	$0.97	$0.83
Accumulation unit value at end of period	$2.69	$2.18	$2.28	$1.85	$1.73	$1.73	$1.52	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	59	63	72	134	171	156	153	121	130	134
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.81	$0.89	$0.88	$0.91	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.82	$0.81	$0.89	$0.88	$0.91	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	13	23	51	55	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00
Accumulation unit value at end of period	$2.46	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	46	46	47	49	49	66	75	47	20	1
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.89	$1.67	$1.48	$1.54	$1.41	$1.12	$0.99	$1.05	$0.91
Accumulation unit value at end of period	$2.17	$1.76	$1.89	$1.67	$1.48	$1.54	$1.41	$1.12	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	813	943	1,211	1,549	1,872	2,251	2,535	2,800	3,667	4,185
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	80	52	22	17	29	26	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.48	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	39	38	25	34	34	33	21	15	15	1
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$2.02	$1.38	$1.33	$1.47	$1.52	$1.56	$1.31	$1.67	$1.40
Accumulation unit value at end of period	$2.05	$1.57	$2.02	$1.38	$1.33	$1.47	$1.52	$1.56	$1.31	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	493	595	695	809	912	1,007	1,084	1,152	1,312	1,289
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	134	132	108	104	90	121	136	81	50
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.16	$1.19	$1.28	$1.28	$1.40	$1.32	$1.27	$1.20
Accumulation unit value at end of period	$1.26	$1.14	$1.22	$1.16	$1.19	$1.28	$1.28	$1.40	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	345	400	508	638	722	774	973	1,503	1,639	1,897
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	291	303	145	104	114	57	42	57	69	—

22	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.05	$1.06
Accumulation unit value at end of period	$1.01	$1.00	$1.00	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,271	1,376	1,213	1,545	1,403	1,048	1,244	1,527	2,527	2,560
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.75	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	149	165	162	125	125	123	139	123	47	13
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.95	$2.05	$1.94	$1.76	$1.79	$1.74	$1.66	$1.44	$1.38	$1.22
Accumulation unit value at end of period	$2.26	$1.95	$2.05	$1.94	$1.76	$1.79	$1.74	$1.66	$1.44	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	255	334	518	576	671	653	781	873	765	889
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	77	74	63	62	714	717	877	67	67	42
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$2.01	$1.90	$1.73	$1.76	$1.71	$1.65	$1.45	$1.37	$1.22
Accumulation unit value at end of period	$2.20	$1.91	$2.01	$1.90	$1.73	$1.76	$1.71	$1.65	$1.45	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	613	649	758	932	591	694	828	1,286	1,546	1,582
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	118	121	121	114	108	96	142	204	118	47
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.48	$1.44	$1.39	$1.40	$1.34	$1.38	$1.30	$1.22	$1.14
Accumulation unit value at end of period	$1.59	$1.47	$1.48	$1.44	$1.39	$1.40	$1.34	$1.38	$1.30	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,084	1,292	1,534	2,080	2,091	2,293	3,020	5,137	5,199	5,798
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.51	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	10	10	38	8	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.25	$2.37	$1.86	$1.86	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89
Accumulation unit value at end of period	$3.03	$2.25	$2.37	$1.86	$1.86	$1.72	$1.52	$1.18	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	102	116	135	301	352	352	308	337	190	242
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.25	$2.38	$1.98	$1.79	$1.79	$1.60	$1.22	$1.07	$1.06	$0.93
Accumulation unit value at end of period	$2.92	$2.25	$2.38	$1.98	$1.79	$1.79	$1.60	$1.22	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	666	676	590	538	454	323	332	260	553	512
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	362	779	928	596	344	2,111	116	12	12	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	103	121	143	19	8	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	$1.00
Accumulation unit value at end of period	$2.63	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	4	4	4	4	1
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.21	$2.34	$1.92	$1.90	$1.81	$1.70	$1.31	$1.19	$1.41	$1.13
Accumulation unit value at end of period	$2.95	$2.21	$2.34	$1.92	$1.90	$1.81	$1.70	$1.31	$1.19	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	14	21	19	40	54	50	42	75	83	91
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	$1.00
Accumulation unit value at end of period	$1.65	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	22	30	35	27	22	22	18	21	12	3
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.50	$1.19	$1.27	$1.22	$1.35	$1.11	$0.95	$1.10	$0.97
Accumulation unit value at end of period	$1.54	$1.24	$1.50	$1.19	$1.27	$1.22	$1.35	$1.11	$0.95	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	211	274	306	429	169	167	148	142	296	158

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	23

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$3.01	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	8	51	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.37	$1.98	$1.67	$1.77	$1.60	$1.17	$1.00	$1.03	$0.86
Accumulation unit value at end of period	$2.59	$2.06	$2.37	$1.98	$1.67	$1.77	$1.60	$1.17	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	61	88	114	130	151	184	167	207	200	201
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.71	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	26	29	36	40	40	40	44	47	40	36
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.89	$2.20	$1.96	$1.73	$1.84	$1.65	$1.21	$1.03	$1.14	$0.93
Accumulation unit value at end of period	$2.46	$1.89	$2.20	$1.96	$1.73	$1.84	$1.65	$1.21	$1.03	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	122	144	195	269	347	433	479	462	556	657
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.51	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	4	4	4	4	4	4	4
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.97	$2.27	$2.04	$1.81	$1.89	$1.79	$1.22	$1.04	$1.15	$0.92
Accumulation unit value at end of period	$2.29	$1.97	$2.27	$2.04	$1.81	$1.89	$1.79	$1.22	$1.04	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	31	32	32	125	135	153	158	37	57	57
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.27	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	77	76	76	62	46	22	57	116	52	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.32	$2.12	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	$1.00
Accumulation unit value at end of period	$2.40	$1.97	$2.32	$2.12	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	26	27	29	51	24	29	33	32	28	21
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	62	64	64	65	65	65	104	104	47	13
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.11	$1.10	$1.08
Accumulation unit value at end of period	$1.27	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	288	284	308	388	531	581	847	1,314	1,875	1,695
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.46	$0.53	$0.53	$0.47	$0.64	$0.78	$0.87	$0.90	$1.04	$0.90
Accumulation unit value at end of period	$0.49	$0.46	$0.53	$0.53	$0.47	$0.64	$0.78	$0.87	$0.90	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	301	403	415	476	448	582	645	646	751	720
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	$1.00
Accumulation unit value at end of period	$1.25	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	70	71	71	63	66	68	67	56	57	50
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.99	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	$0.99	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	80	88	108	69	31	21	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	83	82	82	63	64	70	139	148	58	13
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.43	$1.33	$1.36	$1.26	$1.35	$1.29	$1.18	$1.14
Accumulation unit value at end of period	$1.53	$1.43	$1.45	$1.43	$1.33	$1.36	$1.26	$1.35	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	522	665	770	918	1,160	1,247	1,549	2,925	3,019	2,940

24	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	24	33	38	48	44	31	21	20	11	5
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	83	77	75	34	33	32	30	32	35	22
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	115	144	42	5	5	5	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.35	$1.40	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	933	1,150	1,449	1,820	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.64	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	5	5	13	13	13	6	6	6	5	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	$1.00
Accumulation unit value at end of period	$3.41	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	9	9	15	19	19	21	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.84	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	48	49	55	57	57	52	53	25	29	25
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	$1.00
Accumulation unit value at end of period	$3.31	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	8	21	21	21	22	22	22	20	14
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.48	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	2	2	5	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	39	40	35	31	32	35	34	28	27	24
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$3.02	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	25	26	25	19	11	7	13	7	8	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.38	$2.67	$2.32	$1.94	$1.96	$1.76	$1.31	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$3.02	$2.38	$2.67	$2.32	$1.94	$1.96	$1.76	$1.31	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	70	92	85	80	80	70	78	110	90	42
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	351	543	558	567	431	312	4	2	5	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$3.06	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15	16	15	16	16	18	20	11	3	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	29	32	50	76	71	79	70	65	67	21
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	28	37	32	55	61	42	20	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.36	$1.26	$1.28	$1.29	$1.25	$1.17	$1.15	$1.07
Accumulation unit value at end of period	$1.47	$1.38	$1.39	$1.36	$1.26	$1.28	$1.29	$1.25	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	580	669	792	1,074	1,133	1,228	1,567	1,404	1,593	1,698
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.18	$2.35	$1.95	$1.83	$1.84	$1.66	$1.28	$1.11	$1.15	$0.99
Accumulation unit value at end of period	$2.84	$2.18	$2.35	$1.95	$1.83	$1.84	$1.66	$1.28	$1.11	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,380	1,616	2,016	2,744	3,404	3,620	4,019	4,288	4,252	4,934
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$2.49	$2.09	$1.88	$1.93	$1.83	$1.36	$1.20	$1.35	$1.06
Accumulation unit value at end of period	$2.57	$2.11	$2.49	$2.09	$1.88	$1.93	$1.83	$1.36	$1.20	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	880	1,030	1,313	1,664	2,047	2,182	2,422	2,667	2,856	3,483
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.50	$1.16	$1.24	$1.21	$1.33	$1.03	$0.86	$1.05	$0.94
Accumulation unit value at end of period	$1.60	$1.26	$1.50	$1.16	$1.24	$1.21	$1.33	$1.03	$0.86	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	322	353	446	608	735	946	980	781	959	986
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	264	230	134	151	660	2,093	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.06	$1.06	$1.06	$0.93	$0.92	$0.73	$0.78	$0.65
Accumulation unit value at end of period	$1.30	$1.07	$1.16	$1.06	$1.06	$1.06	$0.93	$0.92	$0.73	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	346	425	547	804	881	1,142	1,218	1,097	862	887
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	140	140	123	231	1,421	580	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.76	$1.63	$1.42	$1.51	$1.42	$1.12	$0.98	$1.00	$0.91
Accumulation unit value at end of period	$1.92	$1.58	$1.76	$1.63	$1.42	$1.51	$1.42	$1.12	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	448	526	647	820	1,021	1,153	1,263	1,385	1,583	2,008
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$2.35	$2.14	$1.66	$1.80	$1.81	$1.34	$1.14	$1.20	$0.94
Accumulation unit value at end of period	$2.54	$2.03	$2.35	$2.14	$1.66	$1.80	$1.81	$1.34	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	340	377	482	612	891	1,204	1,314	1,364	1,289	1,389
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.87	$0.95	$0.91	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83
Accumulation unit value at end of period	$2.63	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	196	206	219	338	369	383	405	378	330	330
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$2.22	$1.64	$1.66	$1.62	$1.60	$1.27	$1.06	$1.17	$1.02
Accumulation unit value at end of period	$2.49	$1.91	$2.22	$1.64	$1.66	$1.62	$1.60	$1.27	$1.06	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	285	311	402	518	668	862	944	904	1,019	1,049
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.57	$1.50	$1.42	$1.47	$1.45	$1.46	$1.30	$1.31	$1.15
Accumulation unit value at end of period	$1.63	$1.49	$1.57	$1.50	$1.42	$1.47	$1.45	$1.46	$1.30	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,013	1,125	1,286	1,573	2,088	2,682	4,677	4,369	4,659	5,313
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.99	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$0.99	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	134	337	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$2.45	$2.17	$1.86	$2.00	$1.80	$1.29	$1.11	$1.15	$0.94
Accumulation unit value at end of period	$2.72	$2.17	$2.45	$2.17	$1.86	$2.00	$1.80	$1.29	$1.11	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	165	167	230	258	303	286	316	340	364	427
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.45	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	28	47	78	89	102	126	132	—	—

26	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	76	83	112	21	52	78	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.85	$2.13	$1.83	$1.58	$1.69	$1.57	$1.16	$0.99	$1.02	$0.89
Accumulation unit value at end of period	$2.29	$1.85	$2.13	$1.83	$1.58	$1.69	$1.57	$1.16	$0.99	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	242	261	287	333	418	439	690	624	906	983
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.17	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	261	298	365	439	405	427	453	456	525	—
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$2.30	$2.01	$2.29	$2.25	$1.90	$1.37	$1.14	$1.11	$1.07
Accumulation unit value at end of period	$3.01	$2.29	$2.30	$2.01	$2.29	$2.25	$1.90	$1.37	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	164	184	222	391	495	418	424	484	527	590
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.73	$1.43	$1.45	$1.50	$1.51	$1.28	$1.12	$1.22	$1.09
Accumulation unit value at end of period	$1.85	$1.46	$1.73	$1.43	$1.45	$1.50	$1.51	$1.28	$1.12	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	298	417	527	808	901	666	698	611	858	976
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.60	$1.71	$1.41	$1.42	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.12	$1.60	$1.71	$1.41	$1.42	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	100	179	240	350	364	428	466	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	43	28	38	55	78	62	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	11	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	15	64	107	84	103	12	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85
Accumulation unit value at end of period	$2.58	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	309	356	485	661	848	1,054	1,274	1,649	2,266	2,566
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	9	9	19	31	31	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.30	$1.30	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.30	$1.30	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363	376	420	630	749	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.33	$2.33	$2.05	$1.86	$2.20	$1.97	$1.65	$1.47	$1.40	$1.24
Accumulation unit value at end of period	$2.88	$2.33	$2.33	$2.05	$1.86	$2.20	$1.97	$1.65	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	232	279	333	427	497	611	704	827	920	1,037
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.60	$2.37	$1.73	$1.91	$2.05	$2.03	$1.49	$1.38	$1.50	$1.15
Accumulation unit value at end of period	$3.61	$2.60	$2.37	$1.73	$1.91	$2.05	$2.03	$1.49	$1.38	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	61	62	88	152	200	257	261	308	366	325
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.53	$1.40	$1.37	$1.40	$1.24	$1.22	$0.95	$1.06	$0.88
Accumulation unit value at end of period	$1.63	$1.39	$1.53	$1.40	$1.37	$1.40	$1.24	$1.22	$0.95	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	210	271	358	568	682	648	761	715	780	754
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.47	$1.17	$1.20	$1.19	$1.24	$1.06	$0.91	$1.04	$0.86
Accumulation unit value at end of period	$1.53	$1.21	$1.47	$1.17	$1.20	$1.19	$1.24	$1.06	$0.91	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	95	112	104	271	263	168	204	284	394	403

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.18	$2.34	$1.99	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$0.97
Accumulation unit value at end of period	$2.71	$2.18	$2.34	$1.99	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	41	56	99	113	127	162	224	203	175	141
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.89	$0.97	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	33	22	8	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.45	$1.29	$1.44	$1.44	$1.45	$1.28	$1.26	$1.13
Accumulation unit value at end of period	$1.69	$1.53	$1.63	$1.45	$1.29	$1.44	$1.44	$1.45	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	458	611	703	834	1,087	1,453	2,122	2,816	2,795	2,528
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	32	32	10	20	3	3	3	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	110	91	86	40	40	20	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	171	173	169	196	169	47	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	122	106	30	23	28	28	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.03	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5,519	9,692	10,775	12,479	14,383	14,525	16,639	14,124	13,318	4,063
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.03	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8,850	10,914	13,321	16,673	18,427	20,503	28,537	32,697	38,062	38,056
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.80	$1.38	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.89	$1.47	$1.80	$1.38	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	57	64	68	56	52	62	62	60	39	21
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	6,008	6,073	6,442	7,327	7,279	7,504	9,027	12,696	11,924	2,392
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,291	8,818	12,197	19,632	17,327	17,214	23,394	38,206	42,300	29,947
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	13	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,177	752	766	1,015	952	609	290	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,520	2,509	3,057	3,742	2,639	2,852	739	—	—	—

28	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,451	55,493	65,260	72,631	78,901	72,940	29,502	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,026	37,949	45,557	50,151	51,457	54,126	24,449	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	66,969	70,595	71,022	74,199	75,641	77,343	80,414	81,743	64,312	26,271
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	124,733	150,160	176,858	204,097	226,393	244,975	258,461	267,004	260,157	274,743
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.86	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	33,939	38,248	43,548	48,711	53,188	55,428	61,207	58,700	50,434	21,613
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.87	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	35,633	46,312	57,151	69,769	82,745	90,057	125,022	140,113	157,906	171,003
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	14,365	11,972	13,218	13,500	14,114	15,657	17,601	21,652	15,493	6,340
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22,040	26,236	32,517	37,740	43,141	48,921	58,430	75,889	72,637	73,389
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	72	26	21	3	3	9	1
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.52	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	2	9	10	10	3	3	3	7	2
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91
Accumulation unit value at end of period	$2.20	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	207	235	280	387	479	593	799	947	1,428	1,540
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.52	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	2	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	$1.00
Accumulation unit value at end of period	$2.12	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	38	39	39	43	43	44	48	57	59	20
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$2.12	$2.00	$1.61	$1.79	$1.77	$1.32	$1.17	$1.24	$1.00
Accumulation unit value at end of period	$2.16	$1.82	$2.12	$2.00	$1.61	$1.79	$1.77	$1.32	$1.17	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	170	180	203	289	337	448	597	755	1,091	1,224
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	9	176	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,520	2,635	1,643	436	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.12	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.12	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,919	1,108	257	225	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$2.12	$1.61	$1.64	$1.65	$1.75	$1.44	$1.19	$1.41	$1.14
Accumulation unit value at end of period	$2.23	$1.73	$2.12	$1.61	$1.64	$1.65	$1.75	$1.44	$1.19	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	438	536	724	815	1,044	1,266	1,411	1,543	1,820	1,927
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.44	$2.50	$2.11	$1.87	$1.90	$1.83	$1.38	$1.16	$1.21	$0.99
Accumulation unit value at end of period	$3.17	$2.44	$2.50	$2.11	$1.87	$1.90	$1.83	$1.38	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	407	546	888	1,201	1,605	1,582	1,739	1,938	2,126	2,399
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.40	$1.14	$1.11	$1.10	$1.17	$0.99	$0.88	$1.02	$0.88
Accumulation unit value at end of period	$1.32	$1.15	$1.40	$1.14	$1.11	$1.10	$1.17	$0.99	$0.88	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	235	305	356	254	301	303	397	495	830	982
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.34	$2.54	$2.13	$1.91	$1.99	$1.82	$1.40	$1.22	$1.31	$1.06
Accumulation unit value at end of period	$3.05	$2.34	$2.54	$2.13	$1.91	$1.99	$1.82	$1.40	$1.22	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	121	134	175	186	241	298	330	331	351	69
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.87	$2.86	$2.29	$2.15	$2.23	$2.29	$1.54	$1.44	$1.52	$1.21
Accumulation unit value at end of period	$3.56	$2.87	$2.86	$2.29	$2.15	$2.23	$2.29	$1.54	$1.44	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	125	140	220	275	314	345	370	454	531	596
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	19	25	32	25	40	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	99	41	36	26	23	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07
Accumulation unit value at end of period	$2.08	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	33	44	53	78	84	73	82	90	114	178
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93
Accumulation unit value at end of period	$2.73	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	491	609	663	730	921	1,096	1,262	1,374	1,662	2,011
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61
Accumulation unit value at end of period	$1.84	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	577	655	749	937	1,154	1,378	1,516	1,774	2,344	3,170
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	242	186	162	97	75	29	8	8	8	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	547	563	568	774	398	327	35	—	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.17	$1.40	$1.07	$1.15	$1.15	$1.23	$1.01	$0.84	$0.97	$0.86
Accumulation unit value at end of period	$1.49	$1.17	$1.40	$1.07	$1.15	$1.15	$1.23	$1.01	$0.84	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	106	117	119	146	161	208	213	236	319	409
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20
Accumulation unit value at end of period	$2.04	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	162	173	204	239	275	344	417	535	596	758

30	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87
Accumulation unit value at end of period	$2.47	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	121	168	271	376	430	491	494	493	522	644
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91
Accumulation unit value at end of period	$3.28	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	86	100	123	228	269	308	320	337	346	403
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$3.20	$3.56	$3.31	$2.77	$2.91	$2.60	$1.99	$1.75	$1.75	$1.56
Accumulation unit value at end of period	$4.03	$3.20	$3.56	$3.31	$2.77	$2.91	$2.60	$1.99	$1.75	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	66	82	91	155	179	190	196	204	249	363
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27
Accumulation unit value at end of period	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,166	1,221	1,402	1,716	1,888	2,054	2,081	2,288	2,765	3,380
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	624	657	638	888	670	604	119	—	—
Calvert VP SRI Balanced Portfolio – Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.62	$1.68	$1.51	$1.41	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91
Accumulation unit value at end of period	$1.99	$1.62	$1.68	$1.51	$1.41	$1.46	$1.34	$1.15	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	103	117	124	270	363	373	422	514	656	743
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85
Accumulation unit value at end of period	$2.94	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1	1	9	17	29	43	131	61	62	25
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.78	$1.91	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94
Accumulation unit value at end of period	$2.16	$1.78	$1.91	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,431	4,712	3,529	1,507	1,172	714	748	806	952	1,174
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	363	126	35	17	83	2	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	386	408	300	206	112	31	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00
Accumulation unit value at end of period	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	165	142	89	100	92	76	6	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.72	$1.40	$1.31	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64
Accumulation unit value at end of period	$2.03	$1.64	$1.72	$1.40	$1.31	$1.31	$1.15	$0.87	$0.77	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	889	1,046	1,212	1,414	1,682	1,972	2,316	2,926	3,385	4,208
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.81	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	20	11	14	14	14	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00
Accumulation unit value at end of period	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	328	224	254	308	257	200	115	15	11	8
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.70	$2.90	$2.56	$2.28	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41
Accumulation unit value at end of period	$3.32	$2.70	$2.90	$2.56	$2.28	$2.36	$2.17	$1.73	$1.53	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,482	1,790	2,427	2,785	3,484	3,966	4,629	5,804	7,452
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	328	198	190	117	146	65	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	31

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	572	563	451	374	264	343	215	121	113	28
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.91	$3.75	$2.57	$2.47	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63
Accumulation unit value at end of period	$3.79	$2.91	$3.75	$2.57	$2.47	$2.74	$2.83	$2.91	$2.44	$3.12
Number of accumulation units outstanding at end of period (000 omitted)	293	343	370	457	520	672	809	1,039	1,311	1,541
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	146	91	88	100	94	95	115	188	210	47
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.69	$1.62	$1.65	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69
Accumulation unit value at end of period	$1.75	$1.59	$1.69	$1.62	$1.65	$1.78	$1.78	$1.95	$1.85	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	535	641	766	956	1,304	1,548	1,833	2,318	2,690	3,431
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4,846	5,075	4,143	3,674	3,446	681	154	71	53	2
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.06	$1.07	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13
Accumulation unit value at end of period	$1.07	$1.06	$1.06	$1.06	$1.07	$1.08	$1.09	$1.10	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,218	2,117	2,793	2,164	2,239	2,144	3,134	4,234	6,574	7,460
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	384	322	265	246	210	323	227	195	88	7
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.51	$2.64	$2.51	$2.27	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58
Accumulation unit value at end of period	$2.91	$2.51	$2.64	$2.51	$2.27	$2.31	$2.25	$2.15	$1.87	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	630	749	954	1,274	1,573	1,820	2,053	2,410	2,821	3,661
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	826	832	678	412	937	1,032	1,051	112	151	64
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$2.07	$1.96	$1.79	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27
Accumulation unit value at end of period	$2.27	$1.97	$2.07	$1.96	$1.79	$1.82	$1.77	$1.70	$1.50	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	618	683	860	1,015	905	1,039	1,267	1,655	2,014	2,114
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	782	580	547	337	300	183	229	245	200	78
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.79	$1.80	$1.75	$1.69	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40
Accumulation unit value at end of period	$1.93	$1.79	$1.80	$1.75	$1.69	$1.70	$1.63	$1.69	$1.58	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	2,143	2,440	3,103	3,722	4,417	4,902	5,767	7,188	7,795	9,690
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	380	300	289	115	103	39	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.13	$1.19	$0.94	$0.94	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45
Accumulation unit value at end of period	$1.53	$1.13	$1.19	$0.94	$0.94	$0.87	$0.77	$0.60	$0.50	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	874	946	1,042	1,342	1,826	1,694	1,731	1,985	2,191	2,489
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.94	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81
Accumulation unit value at end of period	$2.51	$1.94	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	8,569	5,236	5,069	3,026	2,192	2,191	1,912	2,325	2,437	3,157
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	887	889	863	741	532	804	172	90	47	4

32	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	146	375	372	281	218	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00
Accumulation unit value at end of period	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	69	45	59	45	54	42	14	14	13	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20
Accumulation unit value at end of period	$3.11	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	131	129	125	144	243	251	301	384	437	488
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	96	129	166	220	101	71	79	112	109	29
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.35	$1.07	$1.15	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88
Accumulation unit value at end of period	$1.38	$1.11	$1.35	$1.07	$1.15	$1.10	$1.22	$1.01	$0.86	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	337	382	457	502	448	578	734	813	1,154	1,298
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	73	38	21	32	33	26	9	9	9	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.22	$2.56	$2.14	$1.80	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93
Accumulation unit value at end of period	$2.78	$2.22	$2.56	$2.14	$1.80	$1.91	$1.73	$1.27	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	44	66	102	113	180	268	290	236	196	127
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	102	154	152	130	127	126	24	24	23	9
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13
Accumulation unit value at end of period	$2.94	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	178	189	280	331	448	559	607	611	695	927
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	92	86	69	62	52	56	32	27	29	16
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.42	$2.80	$2.52	$2.23	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14
Accumulation unit value at end of period	$2.82	$2.42	$2.80	$2.52	$2.23	$2.33	$2.22	$1.51	$1.29	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	152	209	232	288	303	358	400	493	515	560
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	680	589	528	429	233	239	280	240	130	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.30	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.38	$1.96	$2.30	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	65	81	82	86	130	103	55	55	62	38
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	227	224	229	221	190	145	175	182	143	17
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.33	$1.31	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24
Accumulation unit value at end of period	$1.44	$1.37	$1.36	$1.33	$1.31	$1.30	$1.24	$1.28	$1.27	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	755	804	953	1,228	1,295	1,929	2,485	3,143	3,531	4,895
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88
Accumulation unit value at end of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	201	205	239	293	349	493	563	798	1,106	1,310

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	333	104	79	126	88	97	98	139	84	10
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	108	135	150	192	184	135	30	10	10	2
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	175	220	89	82	107	55	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	715	905	519	269	215	153	155	137	104	14
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.45	$1.35	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16
Accumulation unit value at end of period	$1.55	$1.45	$1.47	$1.45	$1.35	$1.38	$1.28	$1.37	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	685	796	1,152	1,347	1,569	1,690	2,189	2,930	3,253	3,615
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	230	249	187	187	159	142	92	80	76	23
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	421	445	346	285	210	163	71	68	67	39
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	481	418	289	167	65	23	9	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.35	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	732	851	907	1,902	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	81	94	76	39	34	37	30	29	27	8
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00
Accumulation unit value at end of period	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	35	66	20	18	17	14	20	8	8	2
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	374	339	306	282	196	109	58	59	60	30
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00
Accumulation unit value at end of period	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	72	81	61	63	73	82	80	80	77	34
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	497	489	352	215	162	284	162	122	94	6
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	203	133	84	63	132	54	46	37	17	1
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	509	521	349	85	58	50	51	44	45	13

34	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.49	$2.79	$2.44	$2.04	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06
Accumulation unit value at end of period	$3.15	$2.49	$2.79	$2.44	$2.04	$2.06	$1.85	$1.38	$1.19	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	59	69	87	86	62	36	33	19	34	38
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,341	830	898	969	748	345	83	109	97	16
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	202	198	213	173	147	113	54	44	37	13
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	323	400	581	665	611	197	31	24	33	13
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	157	126	138	201	223	159	65	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07
Accumulation unit value at end of period	$1.45	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	691	903	962	1,169	1,599	2,009	2,266	1,815	1,961	1,784
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91
Accumulation unit value at end of period	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,108	3,697	3,336	3,087	3,485	3,674	3,368	3,683	4,126	5,421
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.96	$2.17	$1.88	$1.63	$1.69	$1.55	$1.17	$1.00	$0.99	$0.87
Accumulation unit value at end of period	$2.52	$1.96	$2.17	$1.88	$1.63	$1.69	$1.55	$1.17	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	231	267	290	320	410	496	513	607	732	836
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$2.85	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	848	1,038	1,146	1,419	1,522	1,777	1,907	2,217	2,621	3,376
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$3.57	$4.23	$3.53	$3.18	$3.26	$3.10	$2.30	$2.02	$2.29	$1.80
Accumulation unit value at end of period	$4.37	$3.57	$4.23	$3.53	$3.18	$3.26	$3.10	$2.30	$2.02	$2.29
Number of accumulation units outstanding at end of period (000 omitted)	243	279	293	350	480	530	600	669	772	946
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93
Accumulation unit value at end of period	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	1,214	1,349	1,342	1,368	1,652	1,854	2,084	2,380	3,168	4,193
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.35	$1.60	$1.24	$1.32	$1.29	$1.42	$1.10	$0.92	$1.12	$1.00
Accumulation unit value at end of period	$1.71	$1.35	$1.60	$1.24	$1.32	$1.29	$1.42	$1.10	$0.92	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	62	97	118	123	152	171	187	220	302	373
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31
Accumulation unit value at end of period	$2.19	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	336	372	444	512	665	717	773	925	1,200	1,671
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,222	1,783	978	779	556	443	549	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.28	$2.47	$2.25	$2.26	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39
Accumulation unit value at end of period	$2.76	$2.28	$2.47	$2.25	$2.26	$2.27	$1.99	$1.97	$1.56	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	322	400	513	658	735	979	1,103	1,171	1,222	1,626
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	718	673	652	655	636	616	218	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19
Accumulation unit value at end of period	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	972	1,007	893	1,319	1,314	1,426	1,539	1,632	2,219	2,972
Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.86	$4.47	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81
Accumulation unit value at end of period	$4.83	$3.86	$4.47	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29
Number of accumulation units outstanding at end of period (000 omitted)	476	577	552	531	585	695	703	764	1,038	1,294
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.94	$4.44	$4.03	$3.59	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00
Accumulation unit value at end of period	$5.13	$3.94	$4.44	$4.03	$3.59	$3.98	$3.54	$2.69	$2.29	$2.47
Number of accumulation units outstanding at end of period (000 omitted)	465	512	594	736	927	1,076	1,274	1,516	2,011	2,559
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	52	49	30	26	18	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.71	$2.99	$2.71	$2.22	$2.28	$2.15	$1.60	$1.44	$1.44	$1.12
Accumulation unit value at end of period	$3.35	$2.71	$2.99	$2.71	$2.22	$2.28	$2.15	$1.60	$1.44	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	105	108	109	117	117	133	145	145	158	198
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.96	$2.11	$1.72	$1.56	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77
Accumulation unit value at end of period	$2.43	$1.96	$2.11	$1.72	$1.56	$1.58	$1.37	$1.01	$0.89	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	429	468	562	729	1,128	1,291	1,232	1,429	1,847	2,474
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.24	$2.62	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21
Accumulation unit value at end of period	$2.92	$2.24	$2.62	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	635	688	789	771	849	922	1,037	1,281	1,403	1,548
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.61	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19
Accumulation unit value at end of period	$1.67	$1.53	$1.61	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,292	1,523	1,836	2,255	2,903	3,613	5,073	5,873	7,125	9,149
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.41	$2.72	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05
Accumulation unit value at end of period	$3.01	$2.41	$2.72	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	405	450	532	537	531	477	390	423	470	646
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.48	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	104	108	112	166	170	196	194	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	328	410	448	500	616	783	968	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	394	248	282	223	75	57	68	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.98	$2.28	$1.96	$1.69	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96
Accumulation unit value at end of period	$2.45	$1.98	$2.28	$1.96	$1.69	$1.82	$1.68	$1.25	$1.06	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	414	488	575	669	918	1,060	1,395	1,851	2,111	2,641
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.19	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	100	158	201	251	229	321	389	327	386	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01
Accumulation unit value at end of period	$2.81	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	72	66	112	163	179	185	224	227	283	381
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23
Accumulation unit value at end of period	$2.08	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	358	466	496	545	553	607	607	625	907	1,139

36	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.14	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	150	192	202	155	170	172	190	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.41	$1.41	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.10	$1.59	$1.70	$1.41	$1.41	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	26	103	106	140	160	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72
Accumulation unit value at end of period	$2.27	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	180	222	214	237	286	319	366	382	383	511
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	112	93	156	201	201	133	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	531	336	—	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.60	$1.63	$1.29	$1.16	$1.13	$1.02	$0.78	$0.67	$0.69	$0.56
Accumulation unit value at end of period	$2.15	$1.60	$1.63	$1.29	$1.16	$1.13	$1.02	$0.78	$0.67	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	220	234	291	311	315	329	345	448	469	606
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	370	309	280	320	327	195	116	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45
Accumulation unit value at end of period	$2.09	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	109	96	142	151	148	225	286	346	471	655
Janus Henderson VIT Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.28	$1.52	$1.17	$1.27	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53
Accumulation unit value at end of period	$1.61	$1.28	$1.52	$1.17	$1.27	$1.41	$1.62	$1.43	$1.27	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	256	309	403	491	587	664	748	959	1,453	2,114
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85
Accumulation unit value at end of period	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	161	219	201	293	401	391	505	720	880	1,036
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	21	64	150	90	91	3	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	452	645	808	899	1,186	—	—	—	—	—
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$2.11	$2.17	$1.73	$1.61	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90
Accumulation unit value at end of period	$2.95	$2.11	$2.17	$1.73	$1.61	$1.66	$1.81	$1.29	$1.08	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	189	201	241	291	378	508	670	728	1,079	1,397
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80
Accumulation unit value at end of period	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	388	454	485	550	614	809	811	1,076	1,433	1,697
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98
Accumulation unit value at end of period	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	222	244	204	239	243	250	300	402	557	566

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86
Accumulation unit value at end of period	$1.57	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	107	151	230	356	422	351	357	396	538	570
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75
Accumulation unit value at end of period	$1.33	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	96	101	110	217	334	303	372	392	360	381
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00
Accumulation unit value at end of period	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	39	12	3	3	7	9	17	13	8	1
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	73	69	64	38	5	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12
Accumulation unit value at end of period	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	521	658	765	1,116	1,351	1,702	2,309	3,659	3,457	3,057
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	94	46	47	47	47	69	24	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,183	781	370	220	272	239	187	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11
Accumulation unit value at end of period	$3.23	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	134	167	188	243	311	249	284	270	327	391
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19
Accumulation unit value at end of period	$1.80	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	74	75	79	88	118	138	142	213	294	372
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.32	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	115	131	70	98	116	148	143	170	233	267
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$2.89	$3.21	$3.08	$2.60	$3.00	$3.14	$2.62	$2.46	$2.82	$2.19
Accumulation unit value at end of period	$3.43	$2.89	$3.21	$3.08	$2.60	$3.00	$3.14	$2.62	$2.46	$2.82
Number of accumulation units outstanding at end of period (000 omitted)	54	60	66	73	115	120	172	185	215	261
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	743	662	664	612	544	482	264	—	—	—
Third Avenue Value Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.20	$2.79	$2.48	$2.23	$2.47	$2.39	$2.03	$1.61	$2.06	$1.82
Accumulation unit value at end of period	$2.45	$2.20	$2.79	$2.48	$2.23	$2.47	$2.39	$2.03	$1.61	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	124	146	148	192	236	307	350	389	441	542
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	174	176	65	76	46	9	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,591	5,161	5,652	6,892	7,080	6,981	6,752	5,624	4,473	976
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.01	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	788	1,496	1,614	1,984	2,554	2,791	3,108	3,343	4,764	4,986

38	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.79	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.87	$1.46	$1.79	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	356	333	279	233	179	130	87	75	81	39
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,232	5,382	5,922	7,036	5,213	6,461	7,716	11,338	9,044	2,797
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	943	1,183	1,734	2,462	2,933	3,404	4,697	7,346	7,664	5,748
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,144	3,509	337	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,331	4,440	763	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,108	15,376	13,478	14,776	6,274	2,793	1,545	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,969	35,424	31,244	26,125	18,730	13,568	3,888	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217,683	198,177	172,229	147,274	113,712	69,461	26,594	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	324,896	326,083	306,193	287,326	247,127	193,714	130,609	51,139	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	77,648	78,903	89,200	92,098	94,951	93,380	93,636	91,080	71,003	23,480
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15,897	18,835	21,666	27,408	33,077	36,500	39,321	44,359	49,913	58,524
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	25,646	27,729	31,597	37,459	37,970	35,428	36,965	35,294	32,460	7,790
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.85	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7,022	7,220	8,894	10,786	12,123	14,329	18,868	20,553	23,909	29,598
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16,002	16,812	19,231	20,349	21,397	23,307	27,235	28,147	23,560	7,958
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,417	4,985	5,790	6,494	8,148	10,319	13,588	16,222	16,640	20,699
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	223	202	202	187	116	98	80	52	29	15

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	30	41	50	60	64	53	54	53	54	6
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88
Accumulation unit value at end of period	$2.11	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	92	105	131	164	216	247	344	420	560	711
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	68	83	75	64	66	52	30	25	19	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	62	127	76	78	58	54	20	19	12	1
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63
Accumulation unit value at end of period	$3.47	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	254	280	384	452	538	666	840	994	1,262	1,653
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,953	5,028	3,222	158	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73,822	42,729	22,933	3,392	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,378	28,875	18,826	1,553	—	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.31	$2.83	$2.15	$2.20	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54
Accumulation unit value at end of period	$2.97	$2.31	$2.83	$2.15	$2.20	$2.22	$2.35	$1.94	$1.61	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	643	819	940	1,118	1,339	1,637	1,851	2,258	2,793	3,411
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$3.92	$4.02	$3.39	$3.01	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60
Accumulation unit value at end of period	$5.10	$3.92	$4.02	$3.39	$3.01	$3.06	$2.95	$2.23	$1.87	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	714	866	1,071	1,282	1,577	1,905	2,273	2,707	3,455	4,414
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08
Accumulation unit value at end of period	$2.71	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	240	244	195	254	290	306	360	391	510	671
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.75	$1.42	$1.39	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11
Accumulation unit value at end of period	$1.64	$1.43	$1.75	$1.42	$1.39	$1.37	$1.47	$1.24	$1.10	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	174	200	243	318	414	434	459	503	575	673
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24
Accumulation unit value at end of period	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	238	251	235	299	370	452	600	724	965	677
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16
Accumulation unit value at end of period	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	336	325	265	282	302	350	373	519	683	1,016
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	118	121	119	125	172	33	—	—	—

40	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06
Accumulation unit value at end of period	$2.07	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	2	29	26
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.82	$3.03	$2.58	$2.35	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19
Accumulation unit value at end of period	$3.46	$2.82	$3.03	$2.58	$2.35	$2.34	$2.16	$1.62	$1.40	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	30	34	38	62	95	103	108	142	187	234
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$1.76	$2.31	$1.86	$1.90	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78
Accumulation unit value at end of period	$2.03	$1.76	$2.31	$1.86	$1.90	$1.87	$2.02	$1.66	$1.47	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	185	193	192	225	306	323	335	453	551	621
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	45	52	98	101	44	15	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.13	$2.54	$1.96	$2.10	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60
Accumulation unit value at end of period	$2.70	$2.13	$2.54	$1.96	$2.10	$2.11	$2.25	$1.86	$1.56	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	34	33	43	49	53	52	55	57	58	109
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87
Accumulation unit value at end of period	$2.45	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	70	68	66	63	27	53	64	55	51	49
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91
Accumulation unit value at end of period	$3.26	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	28	30	35	31	71	81	83	87	117	111
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.81	$3.13	$2.91	$2.45	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40
Accumulation unit value at end of period	$3.54	$2.81	$3.13	$2.91	$2.45	$2.58	$2.30	$1.77	$1.56	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	129	152	169	210	264	255	293	327	438	431
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	102	141	251	386	349	275	25	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/7/2002)
Accumulation unit value at beginning of period	$2.06	$2.13	$1.93	$1.80	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17
Accumulation unit value at end of period	$2.53	$2.06	$2.13	$1.93	$1.80	$1.86	$1.71	$1.47	$1.34	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	13	10	10	12	21	22	22	23	21	21
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84
Accumulation unit value at end of period	$2.92	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	—	1	1	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.34	$2.52	$2.22	$2.11	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25
Accumulation unit value at end of period	$2.85	$2.34	$2.52	$2.22	$2.11	$2.09	$1.92	$1.60	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	566	523	590	481	162	144	141	147	141	163
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	29	28	27	27	27	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.74	$2.88	$2.34	$2.19	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07
Accumulation unit value at end of period	$3.39	$2.74	$2.88	$2.34	$2.19	$2.20	$1.93	$1.45	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	143	149	161	194	245	267	349	442	493	611

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	41

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.81	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	11	10	10	6	5	4	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.30	$3.54	$3.13	$2.78	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72
Accumulation unit value at end of period	$4.05	$3.30	$3.54	$3.13	$2.78	$2.89	$2.66	$2.12	$1.88	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	345	410	472	510	537	616	689	860	1,013	1,241
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	47	39	36	32	33	16	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.60	$4.64	$3.19	$3.07	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27
Accumulation unit value at end of period	$4.69	$3.60	$4.64	$3.19	$3.07	$3.40	$3.52	$3.62	$3.03	$3.87
Number of accumulation units outstanding at end of period (000 omitted)	72	80	74	84	110	111	134	149	157	170
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.40	$1.43	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46
Accumulation unit value at end of period	$1.50	$1.37	$1.46	$1.40	$1.43	$1.54	$1.54	$1.68	$1.60	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	145	159	167	181	269	264	335	453	467	596
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09
Accumulation unit value at end of period	$1.02	$1.01	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	283	219	257	198	154	280	506	450	410	669
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.86	$3.01	$2.86	$2.58	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81
Accumulation unit value at end of period	$3.31	$2.86	$3.01	$2.86	$2.58	$2.64	$2.57	$2.45	$2.14	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	128	153	197	208	249	265	285	400	461	557
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$2.05	$1.95	$1.78	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27
Accumulation unit value at end of period	$2.25	$1.95	$2.05	$1.95	$1.78	$1.81	$1.76	$1.70	$1.49	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	196	216	232	210	153	171	186	223	240	303
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.59	$1.60	$1.56	$1.50	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25
Accumulation unit value at end of period	$1.71	$1.59	$1.60	$1.56	$1.50	$1.52	$1.45	$1.50	$1.41	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	378	426	506	589	752	864	1,358	2,142	2,332	2,593
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.74	$2.89	$2.28	$2.27	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09
Accumulation unit value at end of period	$3.68	$2.74	$2.89	$2.28	$2.27	$2.11	$1.87	$1.45	$1.22	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	59	72	80	99	125	135	179	212	256	349
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.99	$3.17	$2.64	$2.39	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25
Accumulation unit value at end of period	$3.87	$2.99	$3.17	$2.64	$2.39	$2.39	$2.14	$1.64	$1.43	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	375	356	297	320	145	208	158	177	229	276
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.95	$0.91	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.95	$0.96	$0.95	$0.91	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	11	—	—	—	78	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	81	77	79	27	10	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.67	$2.84	$2.33	$2.31	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38
Accumulation unit value at end of period	$3.57	$2.67	$2.84	$2.33	$2.31	$2.21	$2.08	$1.60	$1.45	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	13	13	20	23	22	23	26	39	45	55
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.08	$2.53	$2.00	$2.16	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66
Accumulation unit value at end of period	$2.59	$2.08	$2.53	$2.00	$2.16	$2.07	$2.29	$1.89	$1.62	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	44	45	56	66	70	77	75	74	94	114
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.20	$2.54	$2.12	$1.79	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93
Accumulation unit value at end of period	$2.76	$2.20	$2.54	$2.12	$1.79	$1.90	$1.73	$1.27	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	40	42	42	44	44	43	63	55	68	40

42	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12
Accumulation unit value at end of period	$2.92	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	59	60	56	52	51	52	63	104	126	156
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.25	$3.77	$3.39	$3.01	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54
Accumulation unit value at end of period	$3.79	$3.25	$3.77	$3.39	$3.01	$3.14	$2.99	$2.04	$1.75	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	44	43	43	46	54	52	62	64	82	114
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09
Accumulation unit value at end of period	$1.26	$1.20	$1.19	$1.16	$1.14	$1.14	$1.09	$1.12	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	135	127	154	160	166	210	219	445	615	786
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87
Accumulation unit value at end of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	69	82	66	64	52	62	69	97	141	186
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	36	35	37	16	18	3	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.44	$1.34	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16
Accumulation unit value at end of period	$1.53	$1.44	$1.46	$1.44	$1.34	$1.37	$1.28	$1.36	$1.30	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	169	198	204	261	414	426	511	768	844	1,006
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.35	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242	246	264	316	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.47	$2.78	$2.42	$2.03	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06
Accumulation unit value at end of period	$3.13	$2.47	$2.78	$2.42	$2.03	$2.05	$1.84	$1.37	$1.18	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	16	15	12	12	12	14	14	28	27	26
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	16	37	42	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	5	6	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07
Accumulation unit value at end of period	$1.44	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	173	214	243	254	290	316	353	387	402	392
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91
Accumulation unit value at end of period	$2.57	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	413	463	460	534	626	581	551	697	886	977
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.59	$2.88	$2.49	$2.17	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17
Accumulation unit value at end of period	$3.32	$2.59	$2.88	$2.49	$2.17	$2.25	$2.06	$1.56	$1.34	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	297	317	344	427	459	482	544	581	696	907
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.05	$4.80	$4.02	$3.63	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07
Accumulation unit value at end of period	$4.94	$4.05	$4.80	$4.02	$3.63	$3.73	$3.55	$2.64	$2.33	$2.64
Number of accumulation units outstanding at end of period (000 omitted)	221	236	255	305	347	390	439	516	620	744
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.19	$2.60	$2.02	$2.16	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65
Accumulation unit value at end of period	$2.76	$2.19	$2.60	$2.02	$2.16	$2.11	$2.32	$1.80	$1.51	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	71	73	97	68	102	111	126	125	133	167

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	10	5	26	59	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.05	$2.22	$2.03	$2.04	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26
Accumulation unit value at end of period	$2.48	$2.05	$2.22	$2.03	$2.04	$2.05	$1.80	$1.78	$1.41	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	79	82	93	101	140	153	186	278	291	319
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	15	15	11	2	33	17	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.40	$2.67	$2.49	$2.16	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40
Accumulation unit value at end of period	$2.91	$2.40	$2.67	$2.49	$2.16	$2.30	$2.17	$1.71	$1.51	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	197	234	261	350	456	469	527	565	613	747
Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.48	$4.03	$3.68	$2.86	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64
Accumulation unit value at end of period	$4.35	$3.48	$4.03	$3.68	$2.86	$3.11	$3.13	$2.32	$1.98	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	56	61	67	79	120	121	125	191	209	243
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.29	$3.71	$3.37	$3.00	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67
Accumulation unit value at end of period	$4.28	$3.29	$3.71	$3.37	$3.00	$3.33	$2.96	$2.25	$1.92	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	132	153	164	185	241	255	308	361	424	555
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	4	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.99	$3.22	$2.62	$2.39	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18
Accumulation unit value at end of period	$3.71	$2.99	$3.22	$2.62	$2.39	$2.42	$2.10	$1.54	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	62	65	75	92	118	154	196	242	285	361
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.23	$2.60	$1.93	$1.95	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20
Accumulation unit value at end of period	$2.90	$2.23	$2.60	$1.93	$1.95	$1.90	$1.88	$1.49	$1.25	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	53	66	78	88	118	120	153	277	298	401
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.60	$1.53	$1.45	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19
Accumulation unit value at end of period	$1.66	$1.52	$1.60	$1.53	$1.45	$1.50	$1.48	$1.50	$1.34	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	326	402	466	538	714	811	989	1,150	1,584	2,113
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.39	$2.70	$2.39	$2.06	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05
Accumulation unit value at end of period	$2.99	$2.39	$2.70	$2.39	$2.06	$2.21	$2.00	$1.44	$1.23	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	41	40	42	51	50	50	52	63	66	62
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	98	106	128	174	188	257	393	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	41	19	24	—	10	11	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$2.27	$1.95	$1.68	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95
Accumulation unit value at end of period	$2.43	$1.97	$2.27	$1.95	$1.68	$1.81	$1.67	$1.25	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	215	221	234	270	315	327	385	517	607	728
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.19	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	29	31	31	35	6	6	7	7	33	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.79	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	9	6	6	7	5	2	10	13	10

44	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23
Accumulation unit value at end of period	$2.06	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	53	61	55	78	59	56	57	53	68	68
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.60	$1.72	$1.42	$1.42	$1.42	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.13	$1.60	$1.72	$1.42	$1.42	$1.42	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—	—	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.10	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	16	15	15	4	4	5	6	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.21	$3.26	$2.44	$2.48	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38
Accumulation unit value at end of period	$4.32	$3.21	$3.26	$2.44	$2.48	$2.35	$2.13	$1.72	$1.56	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	7	8	11	14	18	24	28	39	48	51
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	3	11	75	83	53	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	18	5	13	—	—	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$5.22	$5.23	$3.64	$3.23	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64
Accumulation unit value at end of period	$7.49	$5.22	$5.23	$3.64	$3.23	$3.12	$2.88	$2.15	$1.82	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	4	6	6	10	16
Janus Henderson VIT Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.57	$3.06	$2.36	$2.56	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09
Accumulation unit value at end of period	$3.22	$2.57	$3.06	$2.36	$2.56	$2.83	$3.25	$2.88	$2.57	$3.83
Number of accumulation units outstanding at end of period (000 omitted)	7	19	19	19	19	18	13	21	36	61
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85
Accumulation unit value at end of period	$2.54	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	76	77	77	79	76	75	105	119	137	160
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	114	104	41	1	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	98	110	134	143	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$3.49	$3.59	$2.87	$2.66	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50
Accumulation unit value at end of period	$4.88	$3.49	$3.59	$2.87	$2.66	$2.75	$3.00	$2.15	$1.79	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	8	11	10	23	25	25	30	37	38	57
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.87	$4.88	$4.31	$3.91	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63
Accumulation unit value at end of period	$6.02	$4.87	$4.88	$4.31	$3.91	$4.63	$4.16	$3.50	$3.12	$2.96
Number of accumulation units outstanding at end of period (000 omitted)	33	37	39	43	65	72	87	106	120	150
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98
Accumulation unit value at end of period	$3.05	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	9	10	15	25	60	80	106

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86
Accumulation unit value at end of period	$1.56	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	34	37	41	46	50	46	46	66	76	77
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75
Accumulation unit value at end of period	$1.32	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	14	16	15	21	26	27	29	39	43	43
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12
Accumulation unit value at end of period	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	63	98	103	188	459	556	864	1,005	1,097	987
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	45	49	46	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.04	$3.09	$2.71	$3.09	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36
Accumulation unit value at end of period	$3.93	$3.04	$3.09	$2.71	$3.09	$2.89	$2.29	$1.63	$1.35	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	23	27	31	41	48	57	82	85	100	127
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$1.82	$2.27	$1.81	$1.88	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50
Accumulation unit value at end of period	$2.26	$1.82	$2.27	$1.81	$1.88	$1.90	$2.05	$1.62	$1.34	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	6	16	18	23	34	38	51	65	107	127
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.31	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	6	8	16	19	21	23
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	12	5	8	8	8	9	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	43	34	31	36	22	3	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.00	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	336	416	408	399	409	336	278	135	136	136
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.00	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	257	273	344	348	1,103	1,530	2,016	1,759	2,093	2,614
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	345	330	404	604	360	344	415	496	210	72
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	476	527	585	659	747	731	1,161	2,287	2,298	2,129
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

46	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	41	52	59	67	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	200	78	100	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	905	1,115	1,420	1,668	1,792	1,769	602	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	639	1,030	1,096	1,264	1,376	142	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,405	1,693	1,939	1,946	2,418	2,261	2,009	1,585	1,291	885
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,662	8,408	9,657	11,647	13,253	15,534	17,524	19,082	21,360	25,524
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.84	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	630	790	777	815	988	1,279	1,257	1,065	938	452
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.84	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,099	2,299	2,578	2,913	3,891	4,178	5,153	6,747	7,546	9,298
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.51	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	220	232	424	585	365	381	258	633	482	320
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.51	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	560	634	796	994	1,222	1,457	1,982	2,762	3,824	4,744
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88
Accumulation unit value at end of period	$2.10	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	59	59	60	67	94	90	113	121	141	144
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.11	$3.63	$3.43	$2.76	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74
Accumulation unit value at end of period	$3.68	$3.11	$3.63	$3.43	$2.76	$3.07	$3.04	$2.28	$2.03	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	88	91	97	105	123	127	152	194	216	280
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.00	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	300	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.37	$5.36	$4.07	$4.17	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92
Accumulation unit value at end of period	$5.62	$4.37	$5.36	$4.07	$4.17	$4.21	$4.45	$3.67	$3.05	$3.61
Number of accumulation units outstanding at end of period (000 omitted)	105	114	118	133	197	193	206	274	305	394
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$4.15	$4.26	$3.60	$3.20	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70
Accumulation unit value at end of period	$5.39	$4.15	$4.26	$3.60	$3.20	$3.25	$3.13	$2.36	$1.99	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	134	156	174	215	308	365	411	480	576	720
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.60	$2.71	$2.44	$2.29	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24
Accumulation unit value at end of period	$3.10	$2.60	$2.71	$2.44	$2.29	$2.28	$1.95	$1.65	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	74	73	80	79	80	86	98	125	127	158
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.73	$1.41	$1.38	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10
Accumulation unit value at end of period	$1.62	$1.42	$1.73	$1.41	$1.38	$1.37	$1.46	$1.23	$1.10	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	81	93	94	113	145	130	112	127	145	159
Wells Fargo VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.50	$3.80	$3.19	$2.87	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61
Accumulation unit value at end of period	$4.55	$3.50	$3.80	$3.19	$2.87	$2.99	$2.74	$2.12	$1.85	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	31	35	45	63	74	81	97	114	141	69
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.50	$4.48	$3.60	$3.37	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92
Accumulation unit value at end of period	$5.56	$4.50	$4.48	$3.60	$3.37	$3.51	$3.61	$2.43	$2.27	$2.41
Number of accumulation units outstanding at end of period (000 omitted)	25	25	18	29	32	29	38	61	84	94
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	14	17	18	25	24	1	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	19	21	21	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.95	$1.45	$1.47	$1.45	$1.40	$1.15	$1.03	$1.35	$1.15
Accumulation unit value at end of period	$2.23	$1.74	$1.95	$1.45	$1.47	$1.45	$1.40	$1.15	$1.03	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	45	61	120	182	219	264	311	292	322	417
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$2.15	$1.83	$1.67	$1.66	$1.54	$1.15	$0.99	$0.95	$0.85
Accumulation unit value at end of period	$2.45	$2.00	$2.15	$1.83	$1.67	$1.66	$1.54	$1.15	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	123	151	208	168	198	262	264	165	201	204
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79
Accumulation unit value at end of period	$0.89	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	220	267	314	445	535	548	562	675	742	902
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.78	$2.74	$2.10	$2.08	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04
Accumulation unit value at end of period	$3.69	$2.78	$2.74	$2.10	$2.08	$1.89	$1.68	$1.24	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	138	124	128	147	123	44	41	42	50	51
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	191	210	241	86	66	43	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.38	$2.77	$2.51	$2.07	$2.12	$1.84	$1.43	$1.25	$1.27	$1.08
Accumulation unit value at end of period	$3.04	$2.38	$2.77	$2.51	$2.07	$2.12	$1.84	$1.43	$1.25	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	182	218	267	393	433	431	464	481	549	564
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.68	$2.69	$2.06	$2.00	$1.90	$1.75	$1.29	$1.15	$1.15	$1.00
Accumulation unit value at end of period	$3.57	$2.68	$2.69	$2.06	$2.00	$1.90	$1.75	$1.29	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	302	245	223	463	322	598	504	461	427	374

48	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.88	$2.09	$1.95	$1.64	$1.72	$1.54	$1.19	$1.05	$1.05	$0.94
Accumulation unit value at end of period	$2.36	$1.88	$2.09	$1.95	$1.64	$1.72	$1.54	$1.19	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	407	567	611	753	876	725	761	786	848	926
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	319	363	405	586	448	478	159	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.38	$1.10	$1.18	$1.18	$1.22	$1.05	$0.87	$1.03	$0.95
Accumulation unit value at end of period	$1.36	$1.15	$1.38	$1.10	$1.18	$1.18	$1.22	$1.05	$0.87	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6	12	12	12	31	66	71	60	68	74
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84
Accumulation unit value at end of period	$2.90	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	28	54	90	121	134	131	175	147	149	199
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.93	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96
Accumulation unit value at end of period	$2.18	$1.79	$1.93	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	637	718	672	560	317	207	182	144	126	179
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	33	43	38	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	104	50	39	38	23	12	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00
Accumulation unit value at end of period	$3.24	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	4	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$2.23	$1.81	$1.70	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83
Accumulation unit value at end of period	$2.62	$2.12	$2.23	$1.81	$1.70	$1.70	$1.49	$1.13	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	88	93	84	193	217	144	143	150	176	69
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.81	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	26	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.41	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	77	79	72	97	141	133	155	9	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.85	$1.63	$1.45	$1.51	$1.39	$1.11	$0.98	$1.05	$0.90
Accumulation unit value at end of period	$2.11	$1.72	$1.85	$1.63	$1.45	$1.51	$1.39	$1.11	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	580	556	733	943	1,060	1,244	1,354	1,409	1,783	2,158
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	37	27	24	10	10	10	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.45	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	30	40	28	21	51	46	44	36	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.97	$1.35	$1.30	$1.45	$1.50	$1.54	$1.29	$1.65	$1.39
Accumulation unit value at end of period	$1.99	$1.53	$1.97	$1.35	$1.30	$1.45	$1.50	$1.54	$1.29	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	667	574	451	746	562	662	704	733	1,038	1,415
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	2	2	2	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.19	$1.14	$1.16	$1.25	$1.26	$1.38	$1.31	$1.26	$1.20
Accumulation unit value at end of period	$1.22	$1.12	$1.19	$1.14	$1.16	$1.25	$1.26	$1.38	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	306	328	496	596	633	719	734	804	814	1,014
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	203	167	79	61	—	—	96	86	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06
Accumulation unit value at end of period	$0.99	$0.98	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,248	2,857	4,143	2,662	4,067	2,163	1,390	2,463	2,275	2,126
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.72	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	42	79	89	86	74	35	33	19	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.90	$2.00	$1.90	$1.72	$1.76	$1.72	$1.64	$1.43	$1.37	$1.21
Accumulation unit value at end of period	$2.20	$1.90	$2.00	$1.90	$1.72	$1.76	$1.72	$1.64	$1.43	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	114	128	206	288	343	437	423	450	485	601
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	52	57	58	44	469	469	476	9	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.96	$1.86	$1.70	$1.73	$1.69	$1.62	$1.43	$1.36	$1.22
Accumulation unit value at end of period	$2.14	$1.86	$1.96	$1.86	$1.70	$1.73	$1.69	$1.62	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	398	431	556	901	649	986	1,224	1,264	1,054	1,295
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	49	157	176	163	153	27	25	76	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.41	$1.36	$1.37	$1.32	$1.36	$1.28	$1.21	$1.13
Accumulation unit value at end of period	$1.55	$1.43	$1.44	$1.41	$1.36	$1.37	$1.32	$1.36	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	892	997	1,111	1,442	1,529	1,574	1,752	2,455	2,407	2,611
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.45	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	43	39	30	23	43	43	30	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.19	$2.31	$1.82	$1.82	$1.69	$1.50	$1.16	$0.98	$1.02	$0.88
Accumulation unit value at end of period	$2.95	$2.19	$2.31	$1.82	$1.82	$1.69	$1.50	$1.16	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	46	81	88	142	162	132	98	101	123	173
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.19	$2.33	$1.94	$1.76	$1.76	$1.57	$1.21	$1.06	$1.05	$0.92
Accumulation unit value at end of period	$2.84	$2.19	$2.33	$1.94	$1.76	$1.76	$1.57	$1.21	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	314	434	573	504	443	422	262	260	166	121
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	390	303	291	242	217	145	14	69	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	44	63	92	68	5	5	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	$1.00
Accumulation unit value at end of period	$2.58	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	20	19	18	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.15	$2.29	$1.88	$1.86	$1.78	$1.68	$1.29	$1.18	$1.40	$1.12
Accumulation unit value at end of period	$2.87	$2.15	$2.29	$1.88	$1.86	$1.78	$1.68	$1.29	$1.18	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	65	45	46	57	56	59	59	53	108	148

50	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.62	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	9	9	10	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.46	$1.16	$1.25	$1.20	$1.33	$1.10	$0.94	$1.09	$0.97
Accumulation unit value at end of period	$1.50	$1.21	$1.46	$1.16	$1.25	$1.20	$1.33	$1.10	$0.94	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	161	183	230	295	188	178	208	201	222	214
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.95	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85
Accumulation unit value at end of period	$2.52	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	51	38	51	54	60	22	53	40	31	31
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.66	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$2.15	$1.92	$1.70	$1.81	$1.63	$1.19	$1.02	$1.13	$0.93
Accumulation unit value at end of period	$2.40	$1.84	$2.15	$1.92	$1.70	$1.81	$1.63	$1.19	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	98	110	165	181	224	355	375	370	430	521
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.46	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2	6	4	4	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.92	$2.22	$2.00	$1.77	$1.85	$1.77	$1.20	$1.03	$1.14	$0.91
Accumulation unit value at end of period	$2.23	$1.92	$2.22	$2.00	$1.77	$1.85	$1.77	$1.20	$1.03	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	21	22	22	22	33	81	100	84	83	87
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.25	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	168	183	74	35	23	25	23	20	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.36	$1.94	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	31	30	30	30	22	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.14	$1.12	$1.12	$1.07	$1.10	$1.10	$1.09	$1.07
Accumulation unit value at end of period	$1.23	$1.17	$1.16	$1.14	$1.12	$1.12	$1.07	$1.10	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	228	221	250	333	347	425	465	700	753	801
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.03	$0.89
Accumulation unit value at end of period	$0.48	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	152	154	166	173	173	191	202	241	359	427
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	3	4	5	6	6	5	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.46	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	46	46	26	37	37	19	18	10	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	71	17	9	8	3	4	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	51

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	55	58	41	35	20	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.40	$1.30	$1.34	$1.24	$1.33	$1.27	$1.17	$1.13
Accumulation unit value at end of period	$1.49	$1.40	$1.42	$1.40	$1.30	$1.34	$1.24	$1.33	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	384	432	517	545	563	587	662	1,287	1,413	1,619
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.95	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	26	29	26	37	28	28	28	17	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	36	36	35	33	13	22	20	8	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	46	20	18	—	7	7	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	597	650	850	1,040	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.57	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	13	11	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.34	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.78	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	38	45	50	25	20	1	1	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.25	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.43	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	—	—	26	25	23	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	26	30	31	33	34	13	12	4	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.97	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	18	16	15	6	5	1	1	2	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.32	$2.60	$2.27	$1.90	$1.92	$1.73	$1.29	$1.11	$1.20	$1.00
Accumulation unit value at end of period	$2.93	$2.32	$2.60	$2.27	$1.90	$1.92	$1.73	$1.29	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	41	54	56	91	96	104	65	68	106	96
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	99	116	164	108	62	53	12	4	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$3.00	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	20	20	19	18	18	17	15	—	—	—

52	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	34	130	157	170	142	11	11	10	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	74	75	73	75	80	74	32	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.36	$1.33	$1.24	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06
Accumulation unit value at end of period	$1.43	$1.35	$1.36	$1.33	$1.24	$1.26	$1.27	$1.23	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	509	1,064	614	1,138	1,212	1,717	1,636	1,460	1,217	1,533
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$2.30	$1.91	$1.79	$1.80	$1.63	$1.26	$1.10	$1.14	$0.99
Accumulation unit value at end of period	$2.76	$2.12	$2.30	$1.91	$1.79	$1.80	$1.63	$1.26	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,278	1,267	1,208	1,627	1,714	2,284	2,357	1,981	2,111	2,378
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.05	$2.44	$2.04	$1.84	$1.89	$1.81	$1.34	$1.18	$1.34	$1.06
Accumulation unit value at end of period	$2.50	$2.05	$2.44	$2.04	$1.84	$1.89	$1.81	$1.34	$1.18	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	790	749	665	878	874	1,149	1,665	1,557	1,438	1,941
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.47	$1.14	$1.21	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93
Accumulation unit value at end of period	$1.55	$1.23	$1.47	$1.14	$1.21	$1.19	$1.31	$1.02	$0.85	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	115	128	173	189	190	249	254	265	306	334
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	162	93	170	132	59	123	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.03	$1.04	$1.04	$0.92	$0.91	$0.72	$0.77	$0.64
Accumulation unit value at end of period	$1.26	$1.04	$1.13	$1.03	$1.04	$1.04	$0.92	$0.91	$0.72	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	199	269	356	500	501	538	546	482	508	445
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	142	140	54	75	218	136	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90
Accumulation unit value at end of period	$1.87	$1.54	$1.72	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	421	442	512	658	763	729	754	789	949	1,071
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.98	$2.29	$2.09	$1.63	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93
Accumulation unit value at end of period	$2.47	$1.98	$2.29	$2.09	$1.63	$1.77	$1.78	$1.32	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	281	268	291	365	425	485	515	539	558	667
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	28	6	—	16	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82
Accumulation unit value at end of period	$2.56	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	115	143	126	204	210	221	225	212	236	290
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$2.17	$1.61	$1.63	$1.59	$1.57	$1.25	$1.05	$1.16	$1.01
Accumulation unit value at end of period	$2.42	$1.86	$2.17	$1.61	$1.63	$1.59	$1.57	$1.25	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	114	123	167	265	289	464	487	522	678	636
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.54	$1.47	$1.39	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14
Accumulation unit value at end of period	$1.59	$1.45	$1.54	$1.47	$1.39	$1.44	$1.42	$1.44	$1.29	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	906	1,012	1,256	1,432	1,654	1,891	2,310	2,428	2,631	3,037
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	105	212	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$2.40	$2.13	$1.83	$1.96	$1.78	$1.28	$1.10	$1.14	$0.93
Accumulation unit value at end of period	$2.65	$2.12	$2.40	$2.13	$1.83	$1.96	$1.78	$1.28	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	188	205	199	297	310	214	192	199	218	251
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.42	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	90	92	114	114	114	115	116	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	12	11	37	54	50	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88
Accumulation unit value at end of period	$2.23	$1.81	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	133	145	158	232	280	328	317	329	372	431
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	$1.00	—
Accumulation unit value at end of period	$2.13	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	85	116	227	290	294	316	311	276	369	—
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.24	$2.25	$1.97	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06
Accumulation unit value at end of period	$2.93	$2.24	$2.25	$1.97	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	144	156	250	249	302	423	468	446	453	552
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.70	$1.40	$1.42	$1.47	$1.49	$1.27	$1.11	$1.21	$1.08
Accumulation unit value at end of period	$1.81	$1.42	$1.70	$1.40	$1.42	$1.47	$1.49	$1.27	$1.11	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	248	326	344	435	491	458	417	456	534	621
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.57	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.09	$1.57	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	75	126	223	230	256	252	264	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	16	16	23	54	74	58	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	193	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	78	75	75	35	14	2	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85
Accumulation unit value at end of period	$2.52	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	188	210	300	413	466	548	614	758	925	1,073
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	20	20	20	20	5	5	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	253	265	402	462	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.27	$2.28	$2.01	$1.82	$2.16	$1.94	$1.63	$1.46	$1.38	$1.23
Accumulation unit value at end of period	$2.80	$2.27	$2.28	$2.01	$1.82	$2.16	$1.94	$1.63	$1.46	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	370	191	493	339	409	480	569	661	782	921
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.54	$2.32	$1.69	$1.88	$2.02	$2.00	$1.47	$1.37	$1.49	$1.14
Accumulation unit value at end of period	$3.51	$2.54	$2.32	$1.69	$1.88	$2.02	$2.00	$1.47	$1.37	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	36	36	69	86	103	184	195	216	156	186

54	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.49	$1.37	$1.35	$1.38	$1.22	$1.21	$0.94	$1.05	$0.87
Accumulation unit value at end of period	$1.58	$1.35	$1.49	$1.37	$1.35	$1.38	$1.22	$1.21	$0.94	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	84	90	153	179	188	267	291	246	297	229
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.43	$1.14	$1.18	$1.17	$1.22	$1.05	$0.90	$1.03	$0.85
Accumulation unit value at end of period	$1.49	$1.18	$1.43	$1.14	$1.18	$1.17	$1.22	$1.05	$0.90	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	47	67	66	112	134	118	123	183	176	216
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$2.28	$1.95	$1.80	$1.83	$1.68	$1.24	$1.13	$1.18	$0.97
Accumulation unit value at end of period	$2.64	$2.12	$2.28	$1.95	$1.80	$1.83	$1.68	$1.24	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	68	67	68	168	112	104	121	142	147	151
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12
Accumulation unit value at end of period	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	338	366	479	658	933	1,123	1,491	1,630	1,530	1,232
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	16	16	3	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	47	23	11	—	—	1	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	225	267	216	174	25	17	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	65	40	35	20	13	10	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.99	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	430	589	1,217	1,315	1,319	1,173	1,085	1,001	887	563
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.99	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,138	4,752	6,506	6,883	7,837	7,802	10,551	12,253	14,095	14,269
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.77	$1.36	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.86	$1.45	$1.77	$1.36	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	17	11	4	1	1	1	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	471	1,139	1,501	1,823	1,720	2,307	3,923	3,754	1,870	1,217
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,504	5,507	7,783	10,002	9,698	10,906	16,064	23,028	27,822	20,457
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	74	75	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	29	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	986	374	1,184	982	489	71	117	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,170	1,859	3,041	3,279	3,671	3,265	1,083	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,768	25,125	27,567	29,067	29,278	25,686	10,351	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77,945	88,702	93,772	99,344	102,812	106,021	98,347	63,295	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13,247	16,389	17,833	18,779	20,265	20,810	19,525	16,779	12,779	7,816
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	55,936	64,676	77,942	92,811	104,634	113,486	117,715	121,348	121,489	131,296
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4,201	5,232	5,708	5,954	5,842	5,520	6,255	5,501	4,493	2,399
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	14,526	17,450	21,816	28,221	31,084	34,878	48,803	54,213	59,742	63,511
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,375	3,553	3,906	4,158	4,871	6,173	7,945	7,553	5,429	3,701
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	13,854	15,271	19,755	23,247	26,332	29,100	33,067	37,210	36,289	38,937
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.20	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	10	11	13	14	14	12	4	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.47	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9	9	9	9	9	9	—	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.89	$1.58	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91
Accumulation unit value at end of period	$2.15	$1.72	$1.89	$1.58	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	142	146	185	233	257	309	359	398	508	719
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.47	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	16	17	16	15	24	17	9	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	6	1	1	8	7	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$2.07	$1.96	$1.57	$1.76	$1.74	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.10	$1.77	$2.07	$1.96	$1.57	$1.76	$1.74	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	84	91	112	145	155	186	201	252	370	429

56	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,777	556	10	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,424	2,790	1,726	704	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,147	1,798	425	206	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$2.07	$1.57	$1.61	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13
Accumulation unit value at end of period	$2.17	$1.68	$2.07	$1.57	$1.61	$1.63	$1.72	$1.42	$1.18	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	306	361	475	527	583	683	734	800	878	975
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.38	$2.44	$2.06	$1.83	$1.87	$1.80	$1.36	$1.14	$1.20	$0.98
Accumulation unit value at end of period	$3.09	$2.38	$2.44	$2.06	$1.83	$1.87	$1.80	$1.36	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	237	285	378	559	620	762	843	927	1,071	1,249
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.37	$1.11	$1.09	$1.08	$1.15	$0.98	$0.87	$1.01	$0.87
Accumulation unit value at end of period	$1.28	$1.12	$1.37	$1.11	$1.09	$1.08	$1.15	$0.98	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	250	250	272	345	340	334	321	350	421	491
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.28	$2.48	$2.08	$1.88	$1.96	$1.79	$1.38	$1.21	$1.30	$1.06
Accumulation unit value at end of period	$2.97	$2.28	$2.48	$2.08	$1.88	$1.96	$1.79	$1.38	$1.21	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	99	142	140	194	250	279	338	332	386	125
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.80	$2.80	$2.25	$2.11	$2.19	$2.26	$1.52	$1.42	$1.51	$1.20
Accumulation unit value at end of period	$3.46	$2.80	$2.80	$2.25	$2.11	$2.19	$2.26	$1.52	$1.42	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	75	90	113	135	157	246	315	319	373	430
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	42	58	5	—	4	—	—	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	334	328	222	221	198	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.94	$1.44	$1.47	$1.44	$1.39	$1.15	$1.02	$1.35	$1.15
Accumulation unit value at end of period	$2.21	$1.73	$1.94	$1.44	$1.47	$1.44	$1.39	$1.15	$1.02	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	11	15	24	27	60	68	68
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.99	$2.14	$1.82	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85
Accumulation unit value at end of period	$2.44	$1.99	$2.14	$1.82	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	17	20	19	32	35	25	5	19	25	29
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79
Accumulation unit value at end of period	$0.89	$0.77	$1.01	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	118	121	160	195	199	230	251	246	313	393
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.76	$2.73	$2.09	$2.07	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04
Accumulation unit value at end of period	$3.67	$2.76	$2.73	$2.09	$2.07	$1.89	$1.68	$1.24	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	173	114	104	80	26	42	36	29	14	5
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	164	175	143	142	102	26	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	57

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.37	$2.75	$2.50	$2.06	$2.11	$1.84	$1.43	$1.24	$1.27	$1.08
Accumulation unit value at end of period	$3.02	$2.37	$2.75	$2.50	$2.06	$2.11	$1.84	$1.43	$1.24	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	49	50	47	49	43	64	62	84	92	109
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.66	$2.68	$2.05	$1.99	$1.89	$1.74	$1.29	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$3.54	$2.66	$2.68	$2.05	$1.99	$1.89	$1.74	$1.29	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	7	4	1	2	2	3	3	14	9	21
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$2.08	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93
Accumulation unit value at end of period	$2.34	$1.87	$2.08	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	365	322	309	201	148	124	121	109	204	245
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	569	542	434	582	649	138	59	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.37	$1.09	$1.17	$1.17	$1.22	$1.05	$0.86	$1.03	$0.95
Accumulation unit value at end of period	$1.35	$1.14	$1.37	$1.09	$1.17	$1.17	$1.22	$1.05	$0.86	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	29	32	15	16	12	33	44	27	24	16
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84
Accumulation unit value at end of period	$2.89	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	23	44	88	81	72	49	36
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.91	$1.69	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96
Accumulation unit value at end of period	$2.16	$1.78	$1.91	$1.69	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,966	1,845	1,479	414	264	162	17	190	170	149
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	153	141	107	1	33	33	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	503	466	390	294	151	36	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00
Accumulation unit value at end of period	$3.23	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	117	54	40	22	24	4	2	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$2.22	$1.80	$1.69	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83
Accumulation unit value at end of period	$2.60	$2.11	$2.22	$1.80	$1.69	$1.70	$1.49	$1.13	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	56	56	54	55	53	25	6	15	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.80	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.40	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	245	225	184	156	122	70	63	58	61	3
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.84	$1.63	$1.45	$1.51	$1.38	$1.10	$0.98	$1.04	$0.90
Accumulation unit value at end of period	$2.10	$1.71	$1.84	$1.63	$1.45	$1.51	$1.38	$1.10	$0.98	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	71	83	124	153	160	205	232	261	330	462
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	86	42	16	8	3	2	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.44	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	470	433	252	119	128	101	59	26	27	—

58	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.96	$1.35	$1.30	$1.44	$1.49	$1.54	$1.29	$1.65	$1.39
Accumulation unit value at end of period	$1.98	$1.52	$1.96	$1.35	$1.30	$1.44	$1.49	$1.54	$1.29	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	129	140	162	169	168	212	236	299	269	254
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	92	44	26	15	15	14	18	11	10	5
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$1.13	$1.16	$1.25	$1.25	$1.37	$1.30	$1.26	$1.19
Accumulation unit value at end of period	$1.22	$1.11	$1.18	$1.13	$1.16	$1.25	$1.25	$1.37	$1.30	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	19	28	31	44	54	59	78	106	117	164
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	379	1,112	20	102	17	7	108	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05
Accumulation unit value at end of period	$0.98	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	207	227	113	206	226	215	245	489	478	448
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.71	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	309	292	336	154	32	32	17	6	6	4
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.99	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21
Accumulation unit value at end of period	$2.19	$1.89	$1.99	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	33	38	41	85	69	76	74	120	122	141
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	641	474	318	58	95	103	119	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.95	$1.85	$1.69	$1.73	$1.68	$1.62	$1.43	$1.36	$1.21
Accumulation unit value at end of period	$2.13	$1.85	$1.95	$1.85	$1.69	$1.73	$1.68	$1.62	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	46	52	54	56	44	48	69	77	92	136
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	839	403	353	247	52	2	2	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.21	$1.13
Accumulation unit value at end of period	$1.54	$1.42	$1.44	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	71	83	131	162	180	273	301	368	424	566
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.43	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	147	86	61	59	63	29	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.18	$2.30	$1.82	$1.81	$1.68	$1.49	$1.16	$0.97	$1.02	$0.88
Accumulation unit value at end of period	$2.93	$2.18	$2.30	$1.82	$1.81	$1.68	$1.49	$1.16	$0.97	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7	12	11	17	7	11	21	19	27	27
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.18	$2.32	$1.93	$1.75	$1.75	$1.57	$1.20	$1.05	$1.05	$0.92
Accumulation unit value at end of period	$2.82	$2.18	$2.32	$1.93	$1.75	$1.75	$1.57	$1.20	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,044	1,819	1,137	458	260	169	114	61	92	226
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	319	145	230	206	51	64	9	2	2	1
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	69	74	69	66	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	59

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.57	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	68	60	48	18	4	1	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.14	$2.27	$1.87	$1.85	$1.77	$1.67	$1.29	$1.17	$1.40	$1.12
Accumulation unit value at end of period	$2.86	$2.14	$2.27	$1.87	$1.85	$1.77	$1.67	$1.29	$1.17	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	4	4	5	10	17	12	17
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.61	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	83	86	87	92	51	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.46	$1.16	$1.24	$1.20	$1.32	$1.10	$0.94	$1.09	$0.96
Accumulation unit value at end of period	$1.49	$1.20	$1.46	$1.16	$1.24	$1.20	$1.32	$1.10	$0.94	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	140	145	151	163	44	50	49	46	46	39
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.94	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	107	41	32	26	44	39	16	5	6	4
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$2.31	$1.93	$1.63	$1.73	$1.57	$1.16	$0.99	$1.01	$0.85
Accumulation unit value at end of period	$2.50	$2.00	$2.31	$1.93	$1.63	$1.73	$1.57	$1.16	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	24	46	24	19	17	20	24	26	28	15
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.65	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	101	114	106	61	46	39	6	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$2.14	$1.91	$1.69	$1.80	$1.62	$1.19	$1.02	$1.12	$0.93
Accumulation unit value at end of period	$2.38	$1.83	$2.14	$1.91	$1.69	$1.80	$1.62	$1.19	$1.02	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	28	30	33	36	42	87	99	89	118	177
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.45	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	42	40	38	25	9	5	5	6	7	2
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$2.21	$1.99	$1.77	$1.85	$1.76	$1.20	$1.03	$1.14	$0.91
Accumulation unit value at end of period	$2.22	$1.91	$2.21	$1.99	$1.77	$1.85	$1.76	$1.20	$1.03	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	9	11	19	13	9	29	30
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.25	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	446	356	267	78	27	11	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.35	$1.93	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	53	40	13	11	19	11	10	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	211	66	72	5	4	4	4	4	3	1
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.13	$1.12	$1.11	$1.07	$1.10	$1.09	$1.09	$1.07
Accumulation unit value at end of period	$1.23	$1.16	$1.16	$1.13	$1.12	$1.11	$1.07	$1.10	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	9	11	12	10	27	34	114	360	381
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.45	$0.52	$0.51	$0.46	$0.63	$0.76	$0.86	$0.89	$1.03	$0.89
Accumulation unit value at end of period	$0.48	$0.45	$0.52	$0.51	$0.46	$0.63	$0.76	$0.86	$0.89	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18	24	30	41	32	88	99	123	106	112
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	116	78	64	47	29	—	—	—	—	—

60	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	—	21	23	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.99	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.89	$0.97	$0.99	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	89	93	105	137	61	45	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	90	69	69	69	61	61	9	8	7	3
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.39	$1.30	$1.33	$1.24	$1.33	$1.27	$1.17	$1.13
Accumulation unit value at end of period	$1.48	$1.39	$1.41	$1.39	$1.30	$1.33	$1.24	$1.33	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	25	27	41	37	65	90	105	113	124
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.94	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	57	68	71	78	67	85	58	14	14	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	111	130	129	94	83	27	26	4	4	2
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	59	39	11	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	113	147	204	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.55	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	47	39	38	19	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.33	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	14	13	8	—	1	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.77	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	317	283	259	185	98	86	7	7	8	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.23	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	25	20	18	12	4	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.42	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	187	141	109	46	23	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	140	93	78	50	55	17	17	3	3	1
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.95	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	318	254	201	92	67	45	46	46	47	2
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.30	$2.59	$2.26	$1.90	$1.91	$1.73	$1.29	$1.11	$1.20	$1.00
Accumulation unit value at end of period	$2.92	$2.30	$2.59	$2.26	$1.90	$1.91	$1.73	$1.29	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	1	—	16	20	10	10	10

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	61

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	132	119	102	96	89	20	20	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$2.98	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	63	56	52	29	20	4	1	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	418	338	277	184	138	84	60	33	32	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	160	164	135	63	73	40	8	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.33	$1.23	$1.26	$1.26	$1.23	$1.16	$1.14	$1.06
Accumulation unit value at end of period	$1.42	$1.34	$1.36	$1.33	$1.23	$1.26	$1.26	$1.23	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	122	119	123	143	158	286	294	279	271	253
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$2.29	$1.90	$1.78	$1.80	$1.63	$1.26	$1.09	$1.14	$0.98
Accumulation unit value at end of period	$2.74	$2.11	$2.29	$1.90	$1.78	$1.80	$1.63	$1.26	$1.09	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,592	1,555	1,291	960	825	864	839	754	871	800
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.04	$2.42	$2.03	$1.84	$1.89	$1.80	$1.34	$1.18	$1.34	$1.05
Accumulation unit value at end of period	$2.49	$2.04	$2.42	$2.03	$1.84	$1.89	$1.80	$1.34	$1.18	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,350	1,169	920	571	441	427	433	395	436	448
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93
Accumulation unit value at end of period	$1.54	$1.22	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22	23	29	37	37	73	67	93	102	118
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,137	746	357	192	86	36	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.72	$0.77	$0.64
Accumulation unit value at end of period	$1.25	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.72	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	21	28	33	35	37	53	53	54	49	45
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	268	227	193	92	90	29	1	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.71	$1.59	$1.39	$1.47	$1.39	$1.10	$0.97	$0.99	$0.90
Accumulation unit value at end of period	$1.86	$1.53	$1.71	$1.59	$1.39	$1.47	$1.39	$1.10	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	729	718	543	371	259	212	186	210	240	360
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.96	$2.28	$2.08	$1.62	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93
Accumulation unit value at end of period	$2.45	$1.96	$2.28	$2.08	$1.62	$1.77	$1.78	$1.32	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	550	543	406	233	161	170	110	104	104	90
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	63	72	51	32	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.07	$0.94	$0.91	$0.82
Accumulation unit value at end of period	$2.55	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.07	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	67	76	69	67	67	86	72	53	43	47
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.85	$2.16	$1.60	$1.62	$1.58	$1.57	$1.25	$1.04	$1.15	$1.01
Accumulation unit value at end of period	$2.40	$1.85	$2.16	$1.60	$1.62	$1.58	$1.57	$1.25	$1.04	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	744	782	582	329	143	117	120	110	125	140

62	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.53	$1.46	$1.39	$1.44	$1.42	$1.44	$1.29	$1.29	$1.14
Accumulation unit value at end of period	$1.58	$1.44	$1.53	$1.46	$1.39	$1.44	$1.42	$1.44	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	278	266	320	419	439	489	564	605	754	958
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$2.38	$2.11	$1.82	$1.96	$1.77	$1.27	$1.09	$1.13	$0.93
Accumulation unit value at end of period	$2.63	$2.11	$2.38	$2.11	$1.82	$1.96	$1.77	$1.27	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	261	194	156	102	32	28	18	5	3	6
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.41	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	26	26	21	21	31	10	10	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	75	99	86	73	17	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$2.07	$1.78	$1.54	$1.66	$1.54	$1.15	$0.97	$1.01	$0.88
Accumulation unit value at end of period	$2.22	$1.80	$2.07	$1.78	$1.54	$1.66	$1.54	$1.15	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	49	50	49	54	54	77	93	107	124	146
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	$1.00	—
Accumulation unit value at end of period	$2.12	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	13	16	22	18	22	42	49	43	32	—
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.22	$2.23	$1.95	$2.24	$2.20	$1.86	$1.34	$1.13	$1.10	$1.06
Accumulation unit value at end of period	$2.91	$2.22	$2.23	$1.95	$2.24	$2.20	$1.86	$1.34	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	35	31	24	23	50	48	40	22	17	23
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.69	$1.39	$1.41	$1.47	$1.48	$1.26	$1.11	$1.20	$1.08
Accumulation unit value at end of period	$1.79	$1.41	$1.69	$1.39	$1.41	$1.47	$1.48	$1.26	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	37	42	44	50	54	47	50	66	79	99
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.57	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.08	$1.57	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	8	12	22	10	2	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	102	76	93	147	137	19	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	605	492	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	177	203	187	137	40	31	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85
Accumulation unit value at end of period	$2.50	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	218	216	161	78	32	40	73	89	101	130
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	61	59	61	61	27	3	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.29	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.29	$1.29	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	47	44	27	26	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.26	$2.26	$2.00	$1.82	$2.15	$1.94	$1.63	$1.45	$1.38	$1.23
Accumulation unit value at end of period	$2.78	$2.26	$2.26	$2.00	$1.82	$2.15	$1.94	$1.63	$1.45	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	137	108	116	103	93	97	110	89	77	101
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.52	$2.31	$1.68	$1.87	$2.01	$1.99	$1.47	$1.37	$1.49	$1.14
Accumulation unit value at end of period	$3.49	$2.52	$2.31	$1.68	$1.87	$2.01	$1.99	$1.47	$1.37	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	77	78	69	56	50	76	54	63	60	57
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.48	$1.37	$1.34	$1.37	$1.22	$1.20	$0.94	$1.05	$0.87
Accumulation unit value at end of period	$1.57	$1.35	$1.48	$1.37	$1.34	$1.37	$1.22	$1.20	$0.94	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	22	23	25	24	29	35	43	53	58
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.43	$1.14	$1.17	$1.17	$1.22	$1.05	$0.89	$1.03	$0.85
Accumulation unit value at end of period	$1.48	$1.17	$1.43	$1.14	$1.17	$1.17	$1.22	$1.05	$0.89	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	39	37	33	30	29	29	37	44	37	48
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$2.27	$1.94	$1.79	$1.82	$1.67	$1.23	$1.12	$1.17	$0.97
Accumulation unit value at end of period	$2.62	$2.11	$2.27	$1.94	$1.79	$1.82	$1.67	$1.23	$1.12	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	53	54	56	42	40	46	46	39	40	41
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.88	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	12	2	2	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.41	$1.26	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12
Accumulation unit value at end of period	$1.64	$1.48	$1.58	$1.41	$1.26	$1.41	$1.42	$1.43	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	220	287	218	230	288	470	576	634	500	438
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	13	12	13	7	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$1.02	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	854	241	162	23	3	5	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	145	136	126	120	71	38	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	54	53	136	131	13	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,182	3,182	3,107	3,248	2,871	2,198	2,582	2,346	3,422	1,451
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,558	2,739	3,128	3,571	4,251	4,250	5,827	5,904	7,303	8,181
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.77	$1.35	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.85	$1.44	$1.77	$1.35	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	191	141	124	108	93	61	40	16	17	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,891	3,845	3,874	5,060	4,702	4,186	3,852	5,439	4,427	3,563
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,760	2,694	3,037	4,195	3,736	5,585	8,001	14,186	14,112	15,521

64	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,092	695	197	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,502	3,009	498	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,879	6,588	7,739	8,361	5,201	1,367	792	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,326	18,290	18,073	15,721	10,621	5,770	2,848	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90,933	89,768	84,816	82,647	71,896	49,209	22,553	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197,031	198,720	187,737	168,328	137,942	93,074	36,622	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.66	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	26,717	22,149	20,796	20,457	19,680	20,902	19,673	25,365	16,923	8,826
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	30,307	35,563	42,724	50,922	58,130	62,579	67,034	78,374	87,650	103,350
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13,056	14,527	14,447	12,822	12,606	11,947	11,513	9,954	11,530	5,922
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	6,795	9,058	10,266	11,867	14,227	17,447	25,949	27,028	34,961	38,253
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,447	5,652	6,530	5,250	5,504	4,866	5,455	5,102	4,813	1,965
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,376	7,495	8,024	9,625	10,848	11,952	16,412	22,423	26,042	29,932
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	99	40	40	26	26	2	2	2	2	1
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.46	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	9	9	6	3	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90
Accumulation unit value at end of period	$2.13	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	13	14	18	24	26	49	51	81	115
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.46	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	359	333	239	96	10	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.07	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	178	138	95	69	10	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$2.06	$1.95	$1.57	$1.75	$1.73	$1.30	$1.16	$1.22	$1.00
Accumulation unit value at end of period	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.73	$1.30	$1.16	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	30	31	29	32	31	45	52	58	124	162
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,315	2,225	508	25	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,584	20,581	9,225	1,384	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,945	21,925	10,771	1,289	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$2.06	$1.56	$1.60	$1.62	$1.71	$1.42	$1.18	$1.39	$1.13
Accumulation unit value at end of period	$2.15	$1.67	$2.06	$1.56	$1.60	$1.62	$1.71	$1.42	$1.18	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	110	110	116	124	135	152	167	188	222	298
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.37	$2.43	$2.05	$1.83	$1.86	$1.79	$1.35	$1.14	$1.20	$0.98
Accumulation unit value at end of period	$3.07	$2.37	$2.43	$2.05	$1.83	$1.86	$1.79	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	50	51	84	129	136	193	229	279	303	331
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.36	$1.11	$1.08	$1.08	$1.15	$0.97	$0.87	$1.01	$0.87
Accumulation unit value at end of period	$1.27	$1.11	$1.36	$1.11	$1.08	$1.08	$1.15	$0.97	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	9	9	10	40	35	51	50	53	54
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.27	$2.47	$2.07	$1.87	$1.95	$1.78	$1.38	$1.21	$1.29	$1.06
Accumulation unit value at end of period	$2.95	$2.27	$2.47	$2.07	$1.87	$1.95	$1.78	$1.38	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	30	24	23	27	32	26	32	33	39	20
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.79	$2.78	$2.23	$2.10	$2.18	$2.25	$1.51	$1.42	$1.50	$1.20
Accumulation unit value at end of period	$3.44	$2.79	$2.78	$2.23	$2.10	$2.18	$2.25	$1.51	$1.42	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	242	237	213	186	175	154	155	142	142	118
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	58	49	44	43	17	—	—	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$2.92	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	19	20	12	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	15	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$2.06	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	—	—	—	—	—

66	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.41	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	37	37	165	174	141	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.84	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	209	253	339	154	170	70	56	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.55	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$2.08	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$2.26	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.88	$0.87	$0.90	$0.92	$0.95	$1.00	—
Accumulation unit value at end of period	$0.80	$0.79	$0.88	$0.87	$0.90	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.91	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	15	16	19	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.91	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	29	658	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.45	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.42	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$2.53	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$2.40	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	67

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$1.20	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$2.09	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.20	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$2.06	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.86	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	26	27	27	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.63	$1.49	$1.29	$1.39	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.38	$1.63	$1.49	$1.29	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—
Accumulation unit value at end of period	$0.88	$0.89	$0.97	$0.99	$1.10	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.61	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	—	—	—	—	—

68	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$1.18	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$2.59	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$2.32	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.19	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.33	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.87	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.33	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$2.18	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.41	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.21	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12	17	16	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.87	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	24	25	25	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.35	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	69

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.99	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.86	$0.94	$0.90	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.87	$1.39	$1.40	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$2.08	$1.60	$1.87	$1.39	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5	5	9	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$1.07	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	25	26	26	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.12	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$1.21	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	19	38	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.29	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	18	18	17	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	388	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.09	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.41	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.83	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$2.20	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$2.14	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.88	$0.96	$0.91	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

70	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	140	106
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$0.98	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.52	$1.17	$1.19	$1.22	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.59	$1.24	$1.52	$1.17	$1.19	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16	17	465	511	17	17	108	280
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.18	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.25	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	148	46	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.40	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	944	1,008	1,020	929	942	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,839	5,439	5,679	5,880	5,981	6,958	7,034	4,449
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	151	239	127	156	258	280	237	133
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	71

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	106	276	415	437	1,275	1,330	1,259	1,113
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$2.01	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.71	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	28	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	704	206	3	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	161	31	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.16	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.38	$1.29	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$2.12	$1.72	$1.71	$1.38	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$1.19	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	55	49	17	22	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05
Accumulation unit value at end of period	$2.01	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	4	5	6	16	41	31
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.73	$2.94	$2.51	$2.28	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17
Accumulation unit value at end of period	$3.34	$2.73	$2.94	$2.51	$2.28	$2.28	$2.11	$1.59	$1.37	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	39	42	45	50	101	111	115	142	193	264
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$1.70	$2.24	$1.81	$1.85	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76
Accumulation unit value at end of period	$1.96	$1.70	$2.24	$1.81	$1.85	$1.83	$1.97	$1.63	$1.44	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	101	112	104	139	181	222	222	276	309	382

72	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.90	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	101	65	45	41	37	38	10	8	4	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	106	129	156	101	57	10	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.05	$2.45	$1.89	$2.03	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56
Accumulation unit value at end of period	$2.59	$2.05	$2.45	$1.89	$2.03	$2.04	$2.19	$1.81	$1.52	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	8	10	21	23	24	13	16	16	26	30
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86
Accumulation unit value at end of period	$2.39	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	22	18	19	30	31	43	47	69	75	106
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90
Accumulation unit value at end of period	$3.17	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	22	29	31	33	38	42	53	62	135
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.72	$3.04	$2.83	$2.38	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38
Accumulation unit value at end of period	$3.42	$2.72	$3.04	$2.83	$2.38	$2.51	$2.25	$1.73	$1.53	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	217	194	192	224	296	309	231	274	350	375
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	206	179	259	350	341	300	17	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/7/2002)
Accumulation unit value at beginning of period	$1.99	$2.07	$1.87	$1.76	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15
Accumulation unit value at end of period	$2.45	$1.99	$2.07	$1.87	$1.76	$1.82	$1.68	$1.44	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	23	23	23	23	15	100
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84
Accumulation unit value at end of period	$2.85	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	—	1	6	—	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.27	$2.44	$2.16	$2.05	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23
Accumulation unit value at end of period	$2.75	$2.27	$2.44	$2.16	$2.05	$2.04	$1.88	$1.56	$1.38	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	873	734	811	600	394	217	268	244	219	257
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.07	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	249	151	132	72	17	13	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	$1.00
Accumulation unit value at end of period	$3.20	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	50	108	84	84	88	23	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.66	$2.80	$2.28	$2.14	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05
Accumulation unit value at end of period	$3.28	$2.66	$2.80	$2.28	$2.14	$2.15	$1.89	$1.43	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	90	99	110	141	251	264	297	361	412	483
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.88	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.80	$0.79	$0.88	$0.86	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	27	25	5	5	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.38	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	61	75	74	68	53	17	168	173	36	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.19	$3.43	$3.04	$2.71	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70
Accumulation unit value at end of period	$3.91	$3.19	$3.43	$3.04	$2.71	$2.82	$2.60	$2.07	$1.84	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	207	235	253	285	351	416	477	625	830	1,087
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	80	55	62	56	31	12	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.43	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	217	129	193	121	89	62	23	21	19	4
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.49	$4.50	$3.10	$2.99	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22
Accumulation unit value at end of period	$4.53	$3.49	$4.50	$3.10	$2.99	$3.32	$3.44	$3.54	$2.97	$3.81
Number of accumulation units outstanding at end of period (000 omitted)	47	52	50	55	74	72	77	89	139	159
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.98	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	36	34	34	39	46	46	47	54	53	4
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.33	$1.42	$1.36	$1.39	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44
Accumulation unit value at end of period	$1.45	$1.33	$1.42	$1.36	$1.39	$1.50	$1.50	$1.65	$1.57	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	143	168	457	459	500	519	536	610	711	809
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	342	239	48	202	17	280	240	45	830	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07
Accumulation unit value at end of period	$0.98	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	171	334	270	288	287	297	360	450	467	644
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	111	88	95	71	43	43	94	126	20	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.76	$2.91	$2.77	$2.51	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78
Accumulation unit value at end of period	$3.19	$2.76	$2.91	$2.77	$2.51	$2.57	$2.51	$2.40	$2.10	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	76	119	141	180	196	208	173	185	236	412
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	37	32	26	32	292	349	385	99	36	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$2.00	$1.90	$1.74	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25
Accumulation unit value at end of period	$2.18	$1.90	$2.00	$1.90	$1.74	$1.78	$1.73	$1.67	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	235	252	301	321	154	162	251	252	264	285
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	136	235	206	110	74	64	60	85	75	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.54	$1.55	$1.51	$1.46	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23
Accumulation unit value at end of period	$1.66	$1.54	$1.55	$1.51	$1.46	$1.48	$1.42	$1.47	$1.39	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	462	448	952	991	1,085	1,288	1,358	1,721	1,921	2,480
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.40	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	29	40	82	79	68	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.65	$2.80	$2.21	$2.21	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08
Accumulation unit value at end of period	$3.56	$2.65	$2.80	$2.21	$2.21	$2.06	$1.82	$1.42	$1.19	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	24	25	32	42	57	68	72	77	117	159

74	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.89	$3.07	$2.57	$2.33	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23
Accumulation unit value at end of period	$3.74	$2.89	$3.07	$2.57	$2.33	$2.34	$2.09	$1.60	$1.41	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	604	469	458	303	318	198	266	291	223	246
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	159	183	251	155	161	104	36	44	45	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	33	9	9	18	13	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.54	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	12	13	20	27	25	13	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.59	$2.75	$2.27	$2.25	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36
Accumulation unit value at end of period	$3.45	$2.59	$2.75	$2.27	$2.25	$2.15	$2.03	$1.57	$1.43	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	2	4	5	5	5	6	7	11	16	27
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	14	22	19	20	3	—	5	5	5	1
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.02	$2.45	$1.95	$2.10	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64
Accumulation unit value at end of period	$2.50	$2.02	$2.45	$1.95	$2.10	$2.02	$2.24	$1.86	$1.60	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	37	37	80	127	64	64	68	77	81	62
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.91	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	28	28	8	5	21	16	2	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.14	$2.47	$2.07	$1.75	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92
Accumulation unit value at end of period	$2.68	$2.14	$2.47	$2.07	$1.75	$1.86	$1.69	$1.24	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	21	15	15	—	—	—	11	8	10	16
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.62	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	2	25	33	33	46	31	2	7	7	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11
Accumulation unit value at end of period	$2.83	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	31	31	35	36	38	50	41	51	69	119
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.43	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	34	36	28	11	11	2	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.15	$3.65	$3.29	$2.93	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51
Accumulation unit value at end of period	$3.66	$3.15	$3.65	$3.29	$2.93	$3.06	$2.92	$1.99	$1.71	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	16	15	15	18	17	17	49	46	51	65
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	133	116	94	62	65	45	12	17	17	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.26	$2.07	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.32	$1.91	$2.26	$2.07	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	26	20	19	18	18	19	4
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	143	117	89	76	12	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	75

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.13	$1.11	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07
Accumulation unit value at end of period	$1.22	$1.16	$1.15	$1.13	$1.11	$1.11	$1.07	$1.10	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	29	43	59	70	72	101	129	140	226	327
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87
Accumulation unit value at end of period	$0.46	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	49	45	51	50	55	73	85	118	137	134
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	145	38	38	7	42	87	1	14	15	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	6	7	20	23	11	8	—	6	6	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	68	63	45	14	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	85	59	71	85	63	56	34	49	48	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.40	$1.31	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15
Accumulation unit value at end of period	$1.49	$1.40	$1.42	$1.40	$1.31	$1.34	$1.25	$1.34	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	164	183	335	354	397	431	582	715	861	1,085
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.92	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	31	49	66	48	77	59	12	10	10	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.40	$1.14	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.40	$1.14	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	101	29	6	18	45	16	10	11	11	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.24	$1.01	$0.98	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.24	$1.01	$0.98	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302	58	39	48	15	6	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	130	147	303	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.52	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	167	170	32	20	13	12	3	7	6	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.30	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	10	10	19	23	13	1	1	5	4	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.75	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	311	320	263	323	283	240	12	18	17	1
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.20	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	31	31	32	33	16	14	5	12	12	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.39	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	64	77	83	24	12	10	4	9	10	—

76	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	7	14	28	27	16	5	15	14	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.92	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	130	72	64	40	21	19	70	73	19	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.40	$2.70	$2.36	$1.98	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05
Accumulation unit value at end of period	$3.04	$2.40	$2.70	$2.36	$1.98	$2.00	$1.81	$1.35	$1.17	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	16	8	9	9	10	10	5	7	9
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	764	252	302	189	104	45	38	33	33	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$2.95	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	24	24	14	68	11	53	56	11	4
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	146	148	101	101	63	30	29	34	35	1
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	28	21	116	98	96	87	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06
Accumulation unit value at end of period	$1.41	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	325	338	227	232	307	421	535	455	389	453
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90
Accumulation unit value at end of period	$2.50	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	587	636	640	660	644	600	775	787	904	1,007
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.50	$2.79	$2.42	$2.12	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16
Accumulation unit value at end of period	$3.21	$2.50	$2.79	$2.42	$2.12	$2.20	$2.02	$1.53	$1.31	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	183	214	228	251	309	287	312	360	419	532
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.92	$4.66	$3.91	$3.53	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04
Accumulation unit value at end of period	$4.77	$3.92	$4.66	$3.91	$3.53	$3.64	$3.47	$2.59	$2.28	$2.59
Number of accumulation units outstanding at end of period (000 omitted)	216	205	196	223	258	254	294	328	423	559
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.12	$2.52	$1.97	$2.10	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63
Accumulation unit value at end of period	$2.67	$2.12	$2.52	$1.97	$2.10	$2.06	$2.27	$1.77	$1.48	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	49	50	65	57	72	98	99	113	120	170
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	201	100	54	49	17	26	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.99	$2.16	$1.97	$1.99	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24
Accumulation unit value at end of period	$2.40	$1.99	$2.16	$1.97	$1.99	$2.00	$1.76	$1.74	$1.38	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	65	67	90	96	136	142	168	172	167	180
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287	52	51	46	40	35	34	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.33	$2.59	$2.42	$2.11	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38
Accumulation unit value at end of period	$2.82	$2.33	$2.59	$2.42	$2.11	$2.24	$2.12	$1.67	$1.48	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	212	167	170	261	261	287	341	354	350	429

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.37	$3.91	$3.58	$2.78	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61
Accumulation unit value at end of period	$4.20	$3.37	$3.91	$3.58	$2.78	$3.04	$3.06	$2.27	$1.94	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	167	145	141	157	138	136	118	101	115	128
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.18	$3.60	$3.28	$2.92	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65
Accumulation unit value at end of period	$4.14	$3.18	$3.60	$3.28	$2.92	$3.25	$2.90	$2.21	$1.89	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	153	157	174	180	212	219	261	289	325	408
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	26	20	13	12	6	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.90	$3.13	$2.55	$2.33	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16
Accumulation unit value at end of period	$3.58	$2.90	$3.13	$2.55	$2.33	$2.36	$2.05	$1.51	$1.33	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	51	69	60	76	115	128	144	182	215	302
Invesco Oppenheimer V.I. Global Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.17	$2.53	$1.88	$1.90	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19
Accumulation unit value at end of period	$2.81	$2.17	$2.53	$1.88	$1.90	$1.86	$1.84	$1.47	$1.23	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	185	215	232	287	258	259	252	286	282	309
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.56	$1.49	$1.42	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17
Accumulation unit value at end of period	$1.61	$1.47	$1.56	$1.49	$1.42	$1.47	$1.46	$1.48	$1.32	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	429	493	587	782	868	931	1,148	1,312	1,442	1,891
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.33	$2.63	$2.34	$2.01	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04
Accumulation unit value at end of period	$2.90	$2.33	$2.63	$2.34	$2.01	$2.17	$1.96	$1.41	$1.22	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	255	94	78	66	43	42	38	29	33	52
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.39	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	102	122	153	274	294	316	369	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	7	7	5	204	255	20	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$2.21	$1.90	$1.64	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94
Accumulation unit value at end of period	$2.36	$1.91	$2.21	$1.90	$1.64	$1.77	$1.64	$1.23	$1.04	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	190	196	222	292	380	394	456	567	739	831
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	$1.00	—
Accumulation unit value at end of period	$2.15	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	86	87	88	90	95	103	102	21	14	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$2.71	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	5	5	12	13	9	10	9
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22
Accumulation unit value at end of period	$2.00	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	28	53	86	159	162	122	118	116	131	160
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.10	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	7	—	—	—	—	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.06	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	18	15	15	29	19	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.

78	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.11	$3.16	$2.37	$2.42	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36
Accumulation unit value at end of period	$4.18	$3.11	$3.16	$2.37	$2.42	$2.29	$2.09	$1.69	$1.53	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	11	12	13	16	27	28	30	35	44	63
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	24	39	47	29	33	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	123	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	2	14	23	10	—	—	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$5.05	$5.07	$3.54	$3.15	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61
Accumulation unit value at end of period	$7.23	$5.05	$5.07	$3.54	$3.15	$3.04	$2.82	$2.11	$1.79	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	18	23
Janus Henderson VIT Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.48	$2.96	$2.29	$2.48	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04
Accumulation unit value at end of period	$3.10	$2.48	$2.96	$2.29	$2.48	$2.75	$3.17	$2.81	$2.51	$3.76
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	4	5	5	26	71	80
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84
Accumulation unit value at end of period	$2.47	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	34	35	43	41	50	54	71	86	158	190
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	12	10	1	5	5	8	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	52	56	32	32	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$3.38	$3.48	$2.79	$2.59	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48
Accumulation unit value at end of period	$4.72	$3.38	$3.48	$2.79	$2.59	$2.68	$2.93	$2.10	$1.76	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	9	9	9	10	11	25	66
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.83	$4.85	$4.28	$3.90	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66
Accumulation unit value at end of period	$5.95	$4.83	$4.85	$4.28	$3.90	$4.63	$4.16	$3.51	$3.13	$2.98
Number of accumulation units outstanding at end of period (000 omitted)	76	57	58	63	63	65	101	104	79	96
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98
Accumulation unit value at end of period	$2.97	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	98	28	27	21	32	34	38	77	111	137
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85
Accumulation unit value at end of period	$1.52	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	31	33	36	38	39	41	46	51	61	65
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75
Accumulation unit value at end of period	$1.28	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	25	46	30	37	37	40	38	58	69	68
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	$1.00
Accumulation unit value at end of period	$2.63	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	54	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.88	$0.96	$0.91	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	14	12	11	12	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11
Accumulation unit value at end of period	$1.60	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	174	185	220	359	397	432	545	951	1,025	819
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	221	180	183	46	7	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.95	$3.00	$2.63	$3.01	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34
Accumulation unit value at end of period	$3.79	$2.95	$3.00	$2.63	$3.01	$2.82	$2.24	$1.60	$1.32	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	27	40	33	26	25	44	62
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$1.76	$2.21	$1.76	$1.83	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48
Accumulation unit value at end of period	$2.18	$1.76	$2.21	$1.76	$1.83	$1.85	$2.01	$1.59	$1.32	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	2	2	—	1	8	19	18
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.24	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	1	1	—	1	5	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	60	91	110	103	54	10	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	30	20	19	19	5	6	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,041	1,416	2,103	2,424	2,578	3,132	3,212	2,982	2,410	1,164
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	31	167	227	229	647	601	635	743	864	950
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.75	$1.34	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.83	$1.43	$1.75	$1.34	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	65	183	168	140	146	142	291	181	12	4
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,258	2,934	3,441	4,502	3,720	4,095	6,489	8,176	7,853	2,274
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	538	553	700	984	1,125	1,150	1,297	1,676	1,494	1,943
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	159	183	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,156	2,521	1,706	2,257	1,425	621	456	—	—	—

80	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,364	2,671	3,622	3,145	1,284	775	161	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,650	14,973	14,464	13,065	12,164	9,502	5,296	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,855	29,770	30,270	29,536	27,489	24,848	15,090	4,492	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	45,807	49,719	53,050	55,102	59,008	61,959	60,672	58,390	50,042	13,452
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,623	3,833	4,856	5,141	6,104	6,916	7,607	8,796	9,432	12,524
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13,327	16,082	17,719	19,469	22,518	21,303	21,477	19,894	17,556	3,559
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	602	644	1,042	1,417	1,584	1,762	2,989	3,370	4,378	5,751
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,911	8,768	9,712	11,331	12,039	13,122	15,307	18,797	14,985	5,337
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	832	934	978	1,612	1,843	2,017	2,068	2,294	2,834	3,115
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	116	116	47	75	71	7	175	36	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.43	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	28	28	32	33	26	10	13	14	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87
Accumulation unit value at end of period	$2.04	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	59	60	69	75	85	90	98	124	174	199
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.44	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	28	21	17	3	3	3	38	42	4	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.05	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	10	3	6	6	6	3	44	51	10	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.01	$3.52	$3.33	$2.69	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72
Accumulation unit value at end of period	$3.56	$3.01	$3.52	$3.33	$2.69	$3.00	$2.97	$2.23	$1.99	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	69	70	78	94	146	150	160	198	240	276
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,322	221	224	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,118	2,185	1,055	4	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,755	1,241	658	—	—	—	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.23	$5.20	$3.96	$4.06	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88
Accumulation unit value at end of period	$5.43	$4.23	$5.20	$3.96	$4.06	$4.11	$4.35	$3.60	$3.00	$3.55
Number of accumulation units outstanding at end of period (000 omitted)	46	50	56	80	115	114	135	156	217	284
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$4.02	$4.13	$3.50	$3.11	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68
Accumulation unit value at end of period	$5.21	$4.02	$4.13	$3.50	$3.11	$3.17	$3.06	$2.32	$1.95	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	105	110	133	167	224	254	281	388	478	609
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.50	$2.60	$2.35	$2.21	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22
Accumulation unit value at end of period	$2.96	$2.50	$2.60	$2.35	$2.21	$2.20	$1.89	$1.60	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	16	32	42	38	40
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.69	$1.38	$1.35	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09
Accumulation unit value at end of period	$1.58	$1.38	$1.69	$1.38	$1.35	$1.34	$1.43	$1.21	$1.08	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	28	34	34	41	43	42	43	49	63	88
Wells Fargo VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.39	$3.69	$3.10	$2.80	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59
Accumulation unit value at end of period	$4.40	$3.39	$3.69	$3.10	$2.80	$2.92	$2.68	$2.07	$1.82	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	9	25	28	41	48	54	34
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$4.35	$4.35	$3.50	$3.28	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89
Accumulation unit value at end of period	$5.37	$4.35	$4.35	$3.50	$3.28	$3.42	$3.53	$2.38	$2.23	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	44	48	45	30	33	35	37	65	92	146
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	20	15	13	8	7	2	—	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.91	$1.42	$1.45	$1.43	$1.38	$1.14	$1.01	$1.34	$1.15
Accumulation unit value at end of period	$2.17	$1.69	$1.91	$1.42	$1.45	$1.43	$1.38	$1.14	$1.01	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	8	7	12	22	24	17
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.96	$2.10	$1.80	$1.64	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84
Accumulation unit value at end of period	$2.39	$1.96	$2.10	$1.80	$1.64	$1.63	$1.51	$1.14	$0.98	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.75	$0.99	$0.80	$0.82	$0.81	$0.88	$0.72	$0.64	$0.81	$0.78
Accumulation unit value at end of period	$0.87	$0.75	$0.99	$0.80	$0.82	$0.81	$0.88	$0.72	$0.64	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	19	20	25	33	35	37	57	75	84	97
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.71	$2.68	$2.06	$2.04	$1.86	$1.66	$1.22	$1.07	$1.12	$1.03
Accumulation unit value at end of period	$3.59	$2.71	$2.68	$2.06	$2.04	$1.86	$1.66	$1.22	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	2	3	4	4	9	8	5	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	8	11	10	27	1	—	—	—

82	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.32	$2.70	$2.46	$2.03	$2.09	$1.82	$1.42	$1.23	$1.26	$1.07
Accumulation unit value at end of period	$2.96	$2.32	$2.70	$2.46	$2.03	$2.09	$1.82	$1.42	$1.23	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	4	5	10	10	8	4	6
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.62	$2.63	$2.02	$1.96	$1.87	$1.73	$1.28	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$3.47	$2.62	$2.63	$2.02	$1.96	$1.87	$1.73	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	2	5	4	4
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$2.05	$1.91	$1.61	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93
Accumulation unit value at end of period	$2.30	$1.83	$2.05	$1.91	$1.61	$1.69	$1.52	$1.17	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	17	17	27	22	20	21	22	15	16	19
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	3	10	11	10	16	24	—	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.35	$1.07	$1.16	$1.16	$1.21	$1.04	$0.86	$1.02	$0.94
Accumulation unit value at end of period	$1.32	$1.12	$1.35	$1.07	$1.16	$1.16	$1.21	$1.04	$0.86	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	3	8	2	2	2
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84
Accumulation unit value at end of period	$2.83	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	4	5	8	9	4	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.72	$2.93	$2.59	$2.47	$2.46	$2.26	$1.88	$1.67	$1.65	$1.48
Accumulation unit value at end of period	$3.30	$2.72	$2.93	$2.59	$2.47	$2.46	$2.26	$1.88	$1.67	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	1,431	1,605	1,755	1,989	2,166	2,270	2,433	2,592	2,960	3,205
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.88	$1.66	$1.58	$1.58	$1.45	$1.21	$1.07	$1.06	$0.95
Accumulation unit value at end of period	$2.12	$1.75	$1.88	$1.66	$1.58	$1.58	$1.45	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	7	9	10	10	18	30	31	35	35
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.07	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.71	$2.85	$2.32	$2.18	$2.19	$1.92	$1.46	$1.30	$1.25	$1.08
Accumulation unit value at end of period	$3.33	$2.71	$2.85	$2.32	$2.18	$2.19	$1.92	$1.46	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	3,323	3,742	4,057	4,632	4,974	5,329	6,103	6,716	7,542	9,049
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$2.18	$1.78	$1.67	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82
Accumulation unit value at end of period	$2.55	$2.07	$2.18	$1.78	$1.67	$1.67	$1.47	$1.11	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	3	2	2	4	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.79	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	9	9	22	21	28	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38
Accumulation unit value at end of period	$3.16	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	1,714	1,895	2,106	2,423	2,703	3,118	3,559	3,806	4,576	5,685
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.81	$1.60	$1.43	$1.49	$1.37	$1.09	$0.97	$1.04	$0.90
Accumulation unit value at end of period	$2.05	$1.68	$1.81	$1.60	$1.43	$1.49	$1.37	$1.09	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	26	26	29	31	36	39	35	53	56	69
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	83

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81
Accumulation unit value at end of period	$2.53	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	794	932	1,086	1,215	1,386	1,605	1,921	2,178	2,534	3,246
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.93	$1.33	$1.28	$1.42	$1.48	$1.52	$1.28	$1.64	$1.39
Accumulation unit value at end of period	$1.94	$1.49	$1.93	$1.33	$1.28	$1.42	$1.48	$1.52	$1.28	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	21	21	27	26	32	38	41	40	38	34
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.55	$1.66	$1.59	$1.63	$1.76	$1.77	$1.94	$1.85	$1.79	$1.70
Accumulation unit value at end of period	$1.70	$1.55	$1.66	$1.59	$1.63	$1.76	$1.77	$1.94	$1.85	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	289	323	359	408	484	545	719	810	925	1,254
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.12	$1.14	$1.23	$1.24	$1.36	$1.29	$1.25	$1.19
Accumulation unit value at end of period	$1.19	$1.09	$1.16	$1.12	$1.14	$1.23	$1.24	$1.36	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	10	9	12	16	14	24
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.18	$1.19	$1.21	$1.22	$1.24	$1.25	$1.27	$1.28
Accumulation unit value at end of period	$1.17	$1.17	$1.17	$1.18	$1.19	$1.21	$1.22	$1.24	$1.25	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	949	1,065	1,223	1,516	1,685	2,240	2,269	3,012	3,383	1,338
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.96	$0.97	$0.99	$1.00	$1.01	$1.02	$1.04	$1.05
Accumulation unit value at end of period	$0.96	$0.95	$0.95	$0.96	$0.97	$0.99	$1.00	$1.01	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	19	12	29	14	18	34	54	89	53	56
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.59	$2.73	$2.60	$2.35	$2.41	$2.35	$2.25	$1.97	$1.88	$1.67
Accumulation unit value at end of period	$2.98	$2.59	$2.73	$2.60	$2.35	$2.41	$2.35	$2.25	$1.97	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	659	783	921	1,082	1,187	1,432	1,654	1,854	1,955	2,355
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.96	$1.87	$1.69	$1.73	$1.69	$1.61	$1.41	$1.35	$1.20
Accumulation unit value at end of period	$2.14	$1.86	$1.96	$1.87	$1.69	$1.73	$1.69	$1.61	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	4	7	7	7	8
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.92	$1.82	$1.67	$1.70	$1.66	$1.60	$1.41	$1.35	$1.21
Accumulation unit value at end of period	$2.09	$1.82	$1.92	$1.82	$1.67	$1.70	$1.66	$1.60	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	40	41	42	49	45	43	41	33	59	54
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.88	$1.82	$1.84	$1.77	$1.84	$1.73	$1.64	$1.53
Accumulation unit value at end of period	$2.06	$1.91	$1.93	$1.88	$1.82	$1.84	$1.77	$1.84	$1.73	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	1,078	1,206	1,442	1,737	1,868	2,132	2,598	3,162	3,528	4,544
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.38	$1.34	$1.35	$1.30	$1.35	$1.27	$1.20	$1.12
Accumulation unit value at end of period	$1.51	$1.40	$1.41	$1.38	$1.34	$1.35	$1.30	$1.35	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	62	59	80	74	65	57	72	76	69	106
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.14	$2.26	$1.79	$1.79	$1.66	$1.48	$1.15	$0.97	$1.01	$0.87
Accumulation unit value at end of period	$2.87	$2.14	$2.26	$1.79	$1.79	$1.66	$1.48	$1.15	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	7	8	9	3	2	8	4	5	4
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.14	$2.28	$1.90	$1.73	$1.73	$1.55	$1.19	$1.04	$1.04	$0.92
Accumulation unit value at end of period	$2.77	$2.14	$2.28	$1.90	$1.73	$1.73	$1.55	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	8	6	3	1	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.95	$0.91	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.94	$0.95	$0.95	$0.91	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95
Accumulation unit value at end of period	$2.38	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,007	1,134	1,282	1,474	1,619	1,703	1,852	2,018	2,215	2,528

84	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.10	$2.23	$1.84	$1.83	$1.75	$1.65	$1.28	$1.16	$1.39	$1.11
Accumulation unit value at end of period	$2.80	$2.10	$2.23	$1.84	$1.83	$1.75	$1.65	$1.28	$1.16	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	4	4	3
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.47	$1.79	$1.42	$1.54	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20
Accumulation unit value at end of period	$1.82	$1.47	$1.79	$1.42	$1.54	$1.48	$1.64	$1.36	$1.17	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,047	1,207	1,351	1,519	1,750	2,006	2,334	2,618	3,038	3,846
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.43	$1.14	$1.23	$1.18	$1.31	$1.09	$0.93	$1.08	$0.96
Accumulation unit value at end of period	$1.46	$1.18	$1.43	$1.14	$1.23	$1.18	$1.31	$1.09	$0.93	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5	7	13	15	2	1	1	—	1	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.14	$0.98	$1.01	$0.85
Accumulation unit value at end of period	$2.45	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.14	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	2	2	1	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$2.10	$1.88	$1.67	$1.78	$1.60	$1.18	$1.01	$1.12	$0.92
Accumulation unit value at end of period	$2.33	$1.80	$2.10	$1.88	$1.67	$1.78	$1.60	$1.18	$1.01	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	6	8
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$2.17	$1.96	$1.74	$1.82	$1.74	$1.19	$1.02	$1.13	$0.90
Accumulation unit value at end of period	$2.17	$1.87	$2.17	$1.96	$1.74	$1.82	$1.74	$1.19	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	6	5	9	7	8	12	10
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06
Accumulation unit value at end of period	$1.20	$1.14	$1.14	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10	15	15	13	9	12	15	17	8	15
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.44	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.02	$0.89
Accumulation unit value at end of period	$0.47	$0.44	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	20	12	9	11	26	27	26	21
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	12	11	8	4	7	5	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.39	$1.37	$1.28	$1.31	$1.23	$1.31	$1.26	$1.16	$1.13
Accumulation unit value at end of period	$1.45	$1.36	$1.39	$1.37	$1.28	$1.31	$1.23	$1.31	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	3	10	4	4	15
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.26	$2.55	$2.23	$1.87	$1.89	$1.71	$1.27	$1.10	$1.19	$0.99
Accumulation unit value at end of period	$2.86	$2.26	$2.55	$2.23	$1.87	$1.89	$1.71	$1.27	$1.10	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	7	7	7	6	5	4	4
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	1	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05
Accumulation unit value at end of period	$1.39	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	92	149	150	122	113	168	200	134	107	107

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	85

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$2.25	$1.87	$1.76	$1.77	$1.61	$1.24	$1.08	$1.13	$0.98
Accumulation unit value at end of period	$2.69	$2.07	$2.25	$1.87	$1.76	$1.77	$1.61	$1.24	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	83	89	88	84	76	79	88	81	70	75
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$2.38	$2.00	$1.81	$1.86	$1.78	$1.33	$1.17	$1.33	$1.05
Accumulation unit value at end of period	$2.44	$2.00	$2.38	$2.00	$1.81	$1.86	$1.78	$1.33	$1.17	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	33	34	42	50	48	52	64	74	74	72
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.43	$1.12	$1.19	$1.17	$1.29	$1.00	$0.84	$1.03	$0.93
Accumulation unit value at end of period	$1.51	$1.20	$1.43	$1.12	$1.19	$1.17	$1.29	$1.00	$0.84	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	26	28	30	33	29	30	21	18	14	12
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.10	$1.04	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	6	7	6	4	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.10	$1.01	$1.02	$1.03	$0.90	$0.89	$0.71	$0.76	$0.64
Accumulation unit value at end of period	$1.23	$1.02	$1.10	$1.01	$1.02	$1.03	$0.90	$0.89	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	8	3	8	10	9	14	16	8	10	10
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	11	12	12	13	12	11	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.68	$1.57	$1.37	$1.46	$1.38	$1.09	$0.96	$0.99	$0.90
Accumulation unit value at end of period	$1.82	$1.51	$1.68	$1.57	$1.37	$1.46	$1.38	$1.09	$0.96	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	21	21	22	22	22	62	67	78	92	87
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.93	$2.24	$2.05	$1.59	$1.74	$1.76	$1.30	$1.12	$1.17	$0.93
Accumulation unit value at end of period	$2.41	$1.93	$2.24	$2.05	$1.59	$1.74	$1.76	$1.30	$1.12	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	5	6	9	6	8	8
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	14	15	15	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81
Accumulation unit value at end of period	$2.50	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	56	55	60	70	64	62	69	76	72	43
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$2.12	$1.58	$1.60	$1.56	$1.55	$1.24	$1.03	$1.14	$1.00
Accumulation unit value at end of period	$2.36	$1.82	$2.12	$1.58	$1.60	$1.56	$1.55	$1.24	$1.03	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	29	22	23	23	21	19	17	15	12	10
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.44	$1.37	$1.42	$1.40	$1.43	$1.28	$1.28	$1.13
Accumulation unit value at end of period	$1.55	$1.42	$1.50	$1.44	$1.37	$1.42	$1.40	$1.43	$1.28	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	27	28	31	29	30	33	67	71	70	95
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$2.34	$2.08	$1.79	$1.93	$1.75	$1.26	$1.09	$1.13	$0.93
Accumulation unit value at end of period	$2.58	$2.07	$2.34	$2.08	$1.79	$1.93	$1.75	$1.26	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	—	—	1
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$2.38	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—

86	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$2.04	$1.75	$1.52	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87
Accumulation unit value at end of period	$2.17	$1.76	$2.04	$1.75	$1.52	$1.64	$1.52	$1.13	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	6	5	5	6	6	8
Invesco V.I. Core Equity Fund, Series I Shares (10/8/1996)
Accumulation unit value at beginning of period	$2.84	$3.17	$2.84	$2.61	$2.80	$2.62	$2.05	$1.83	$1.85	$1.71
Accumulation unit value at end of period	$3.61	$2.84	$3.17	$2.84	$2.61	$2.80	$2.62	$2.05	$1.83	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	1,662	1,893	2,073	2,349	2,602	2,966	3,440	3,738	4,290	5,251
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—
Accumulation unit value at end of period	$2.09	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	11	12	11	14	12	8	5	—
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.18	$2.20	$1.92	$2.21	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05
Accumulation unit value at end of period	$2.85	$2.18	$2.20	$1.92	$2.21	$2.17	$1.84	$1.33	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	5	7	5	2	1	3
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.66	$1.37	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08
Accumulation unit value at end of period	$1.76	$1.39	$1.66	$1.37	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	21	23	29	25	16	22	28	35	39
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.06	$1.55	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	9	5	12	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	15	18	20	1	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	4	7	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84
Accumulation unit value at end of period	$2.46	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	17	17	19	26	27	21	27
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	1	1	1	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	23	16	17	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.21	$2.22	$1.97	$1.79	$2.13	$1.91	$1.61	$1.44	$1.37	$1.22
Accumulation unit value at end of period	$2.73	$2.21	$2.22	$1.97	$1.79	$2.13	$1.91	$1.61	$1.44	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	5	5	7	5	10	11	14
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.48	$2.27	$1.66	$1.84	$1.98	$1.97	$1.45	$1.35	$1.48	$1.13
Accumulation unit value at end of period	$3.42	$2.48	$2.27	$1.66	$1.84	$1.98	$1.97	$1.45	$1.35	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	3	3	3	5	6	11	9
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.34	$1.32	$1.36	$1.21	$1.19	$0.93	$1.05	$0.87
Accumulation unit value at end of period	$1.54	$1.32	$1.46	$1.34	$1.32	$1.36	$1.21	$1.19	$0.93	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	3	3	3	3	12	11	12
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.40	$1.12	$1.15	$1.15	$1.21	$1.04	$0.89	$1.02	$0.85
Accumulation unit value at end of period	$1.45	$1.15	$1.40	$1.12	$1.15	$1.15	$1.21	$1.04	$0.89	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	1	2	5	5	6

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	87

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$2.23	$1.91	$1.77	$1.80	$1.65	$1.22	$1.11	$1.17	$0.96
Accumulation unit value at end of period	$2.57	$2.07	$2.23	$1.91	$1.77	$1.80	$1.65	$1.22	$1.11	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	—	—	—	1
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.91	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.88	$0.95	$0.91	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.56	$1.39	$1.25	$1.39	$1.40	$1.42	$1.25	$1.24	$1.11
Accumulation unit value at end of period	$1.60	$1.45	$1.56	$1.39	$1.25	$1.39	$1.40	$1.42	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	20	17	21	31	41	46	64	106	102	103
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	4	4	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IA Shares (10/8/1996)
Accumulation unit value at beginning of period	$2.90	$2.97	$2.32	$2.18	$2.21	$1.96	$1.45	$1.26	$1.34	$1.13
Accumulation unit value at end of period	$3.91	$2.90	$2.97	$2.32	$2.18	$2.21	$1.96	$1.45	$1.26	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,596	1,769	1,922	2,213	2,479	2,735	3,119	3,409	3,746	4,233
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.95	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	12	11	11	14	58	63	107	14	15	8
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.95	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	125	84	78	72	79	75	73	71	66	67
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	8	13	13	14	14	47	63	69	100
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	189	220	243	296	312	393	401	581	551	1,009
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.00	$1.04	$0.97	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	$1.04	$0.97	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.00	$1.06	$0.96	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.00	$1.06	$0.96	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

88	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.00	$1.09	$0.94	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.09	$0.94	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	12	—	7	26	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.95	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.08	$0.95	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	8	12	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	108	52	103	102	33	27	88	120	215	153
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	582	660	778	804	853	967	953	1,056	1,280	1,312
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.79	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	85	160	141	204	189	209	74	161	123	8
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	475	508	503	487	512	466	450	428	418	596
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	19	118	100	82	65	146	146	121	71
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	180	198	214	227	203	222	324	435	397	362
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90
Accumulation unit value at end of period	$2.09	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	1	9
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$2.03	$1.92	$1.55	$1.73	$1.71	$1.29	$1.15	$1.22	$0.99
Accumulation unit value at end of period	$2.04	$1.73	$2.03	$1.92	$1.55	$1.73	$1.71	$1.29	$1.15	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	3	3	3	8
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.99	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.00	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$2.02	$1.54	$1.58	$1.60	$1.69	$1.40	$1.17	$1.39	$1.12
Accumulation unit value at end of period	$2.11	$1.64	$2.02	$1.54	$1.58	$1.60	$1.69	$1.40	$1.17	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	11	8	9	10	9	12	13	14	18	25
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.32	$2.39	$2.02	$1.80	$1.83	$1.77	$1.34	$1.13	$1.19	$0.98
Accumulation unit value at end of period	$3.01	$2.32	$2.39	$2.02	$1.80	$1.83	$1.77	$1.34	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	18	18	19	20	29	33	37
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.96	$0.86	$1.00	$0.87
Accumulation unit value at end of period	$1.25	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.96	$0.86	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—	—	—	—	1	1	7

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	89

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.23	$2.43	$2.04	$1.84	$1.92	$1.76	$1.37	$1.20	$1.28	$1.05
Accumulation unit value at end of period	$2.89	$2.23	$2.43	$2.04	$1.84	$1.92	$1.76	$1.37	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	3	7	13	10	12	5
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.73	$2.73	$2.20	$2.07	$2.15	$2.22	$1.50	$1.41	$1.49	$1.19
Accumulation unit value at end of period	$3.37	$2.73	$2.73	$2.20	$2.07	$2.15	$2.22	$1.50	$1.41	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	6	6	10	10	11	12	30	47	53	53
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	1	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.89	$1.41	$1.44	$1.42	$1.37	$1.13	$1.01	$1.34	$1.14
Accumulation unit value at end of period	$2.16	$1.68	$1.89	$1.41	$1.44	$1.42	$1.37	$1.13	$1.01	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	5	5	3	7	21	23
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.94	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84
Accumulation unit value at end of period	$2.37	$1.94	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	37	41	45	49	62	63	73	75	75	87
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.75	$0.99	$0.80	$0.82	$0.81	$0.87	$0.72	$0.64	$0.80	$0.78
Accumulation unit value at end of period	$0.86	$0.75	$0.99	$0.80	$0.82	$0.81	$0.87	$0.72	$0.64	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	72	83	102	104	131	146	189	249	322	377
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.69	$2.66	$2.05	$2.03	$1.85	$1.65	$1.22	$1.06	$1.12	$1.03
Accumulation unit value at end of period	$3.57	$2.69	$2.66	$2.05	$2.03	$1.85	$1.65	$1.22	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	109	105	87	92	90	64	15	2	14	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	122	122	146	83	74	58	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.31	$2.69	$2.44	$2.02	$2.08	$1.81	$1.41	$1.23	$1.26	$1.07
Accumulation unit value at end of period	$2.94	$2.31	$2.69	$2.44	$2.02	$2.08	$1.81	$1.41	$1.23	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	24	29	34	37	50	61	74	84	94	125
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.60	$2.62	$2.01	$1.95	$1.86	$1.72	$1.27	$1.13	$1.14	$0.99
Accumulation unit value at end of period	$3.45	$2.60	$2.62	$2.01	$1.95	$1.86	$1.72	$1.27	$1.13	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	11	13	14	14
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$2.03	$1.90	$1.60	$1.69	$1.51	$1.17	$1.03	$1.04	$0.93
Accumulation unit value at end of period	$2.28	$1.82	$2.03	$1.90	$1.60	$1.69	$1.51	$1.17	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	169	170	194	192	215	182	150	196	127	159
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	191	205	236	206	199	131	32	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (7/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.34	$1.07	$1.15	$1.15	$1.20	$1.04	$0.85	$1.02	$0.94
Accumulation unit value at end of period	$1.32	$1.11	$1.34	$1.07	$1.15	$1.15	$1.20	$1.04	$0.85	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	14	14	26	26	26
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84
Accumulation unit value at end of period	$2.81	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	11	11	14	34	37	7	4	2	8

90	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.87	$1.65	$1.58	$1.57	$1.44	$1.20	$1.07	$1.06	$0.95
Accumulation unit value at end of period	$2.11	$1.74	$1.87	$1.65	$1.58	$1.57	$1.44	$1.20	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	901	528	308	170	112	64	61	47	72	77
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	129	100	118	61	31	11	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.06	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	35	36	33	33	22	7	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.17	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.17	$1.77	$1.66	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82
Accumulation unit value at end of period	$2.53	$2.06	$2.17	$1.77	$1.66	$1.67	$1.47	$1.11	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	25	9	6	—	3	2	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.79	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	28	27	15	14	15	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.35	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	62	23	23	13	13	13	13	26	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.79	$1.59	$1.42	$1.48	$1.36	$1.09	$0.97	$1.03	$0.90
Accumulation unit value at end of period	$2.04	$1.67	$1.79	$1.59	$1.42	$1.48	$1.36	$1.09	$0.97	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	157	184	217	234	238	244	261	304	476	573
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.42	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	71	78	62	70	25	18	—	7	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.92	$1.32	$1.27	$1.42	$1.47	$1.52	$1.27	$1.63	$1.38
Accumulation unit value at end of period	$1.92	$1.48	$1.92	$1.32	$1.27	$1.42	$1.47	$1.52	$1.27	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	33	21	23	19	20	65	99	105	144	145
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	19	33	33	34	38	38	41	52	15	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.14	$1.23	$1.23	$1.35	$1.29	$1.25	$1.19
Accumulation unit value at end of period	$1.18	$1.08	$1.16	$1.11	$1.14	$1.23	$1.23	$1.35	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	37	81	110	151	169	211	249	281	290	307
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	291	254	219	225	89	80	62	15	7	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.02	$1.03	$1.05
Accumulation unit value at end of period	$0.95	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	12	81	110	115	130	160	208	385	634
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	11	14	24	24	30	24	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.95	$1.85	$1.68	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20
Accumulation unit value at end of period	$2.13	$1.85	$1.95	$1.85	$1.68	$1.72	$1.68	$1.61	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	53	84	88	118	111	127	169	181	170	216
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.44	$1.31	$1.35	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.50	$1.44	$1.31	$1.35	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30	44	44	34	486	502	535	39	9	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.90	$1.81	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20
Accumulation unit value at end of period	$2.07	$1.81	$1.90	$1.81	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	55	84	401	408	64	98	134	137	152	167
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	114	142	140	180	181	211	212	226	34	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.37	$1.33	$1.34	$1.29	$1.34	$1.26	$1.20	$1.12
Accumulation unit value at end of period	$1.50	$1.39	$1.40	$1.37	$1.33	$1.34	$1.29	$1.34	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	246	336	428	456	510	592	704	754	744	841
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.37	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	8	8	14	7	5	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.13	$2.25	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.01	$0.87
Accumulation unit value at end of period	$2.85	$2.13	$2.25	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	23	24	25	33	31	17	18	18	41	50
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.13	$2.26	$1.89	$1.72	$1.72	$1.54	$1.19	$1.04	$1.04	$0.92
Accumulation unit value at end of period	$2.75	$2.13	$2.26	$1.89	$1.72	$1.72	$1.54	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	416	298	272	153	138	88	59	64	46	46
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	38	18	18	36	27	49	42	60	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.52	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	42	43	21	24	21	4	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.09	$2.22	$1.83	$1.82	$1.74	$1.65	$1.27	$1.16	$1.38	$1.11
Accumulation unit value at end of period	$2.78	$2.09	$2.22	$1.83	$1.82	$1.74	$1.65	$1.27	$1.16	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	—	—	—	5
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.58	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.42	$1.13	$1.22	$1.18	$1.30	$1.08	$0.93	$1.08	$0.96
Accumulation unit value at end of period	$1.45	$1.17	$1.42	$1.13	$1.22	$1.18	$1.30	$1.08	$0.93	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	31	30	32	40	28	28	28	17	26	30
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.88	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	9	9	14	11	10	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.95	$2.25	$1.89	$1.60	$1.70	$1.55	$1.14	$0.98	$1.00	$0.84
Accumulation unit value at end of period	$2.44	$1.95	$2.25	$1.89	$1.60	$1.70	$1.55	$1.14	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	17	15	15	1	1	1	—	—	3	—

92	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.60	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	27	27	7	7	5	5	3	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$2.09	$1.87	$1.66	$1.77	$1.60	$1.17	$1.00	$1.11	$0.92
Accumulation unit value at end of period	$2.32	$1.79	$2.09	$1.87	$1.66	$1.77	$1.60	$1.17	$1.00	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	32	34	51	57	58	69	74	66	123	174
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.40	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	3	3	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$2.16	$1.95	$1.73	$1.81	$1.73	$1.18	$1.02	$1.13	$0.90
Accumulation unit value at end of period	$2.16	$1.86	$2.16	$1.95	$1.73	$1.81	$1.73	$1.18	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	4	20	19	24	20	18	30	33	24
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.22	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	187	98	73	31	23	54	70	51	36	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.24	$2.06	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.30	$1.90	$2.24	$2.06	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	11	13	12	21	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	62	9	9	9	9	10	9	6	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.13	$1.11	$1.09	$1.10	$1.05	$1.08	$1.08	$1.08	$1.06
Accumulation unit value at end of period	$1.19	$1.13	$1.13	$1.11	$1.09	$1.10	$1.05	$1.08	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13	46	57	56	64	64	76	151	143	271
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.44	$0.50	$0.50	$0.45	$0.62	$0.75	$0.85	$0.88	$1.02	$0.88
Accumulation unit value at end of period	$0.46	$0.44	$0.50	$0.50	$0.45	$0.62	$0.75	$0.85	$0.88	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8	15	21	34	48	79	83	95	121	121
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.20	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	100	92	90	88	95	74	18	32	5	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	21	19	10	8	6	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	22	35	35	35	34	18	21	19	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.12
Accumulation unit value at end of period	$1.44	$1.35	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	20	82	129	147	201	237	297	322	356	357
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.90	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	41	55	42	52	34	32	29	23	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	106	44	47	43	54	43	43	13	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	122	20	7	6	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.33	$1.38	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	71	103	110	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.48	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	14	15	16	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.26	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	37	11	11	11	6	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.72	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	90	45	51	37	37	41	37	4	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.17	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	9	9	2	3	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.37	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	60	81	47	22	23	24	24	24	9	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	74	5	6	7	11	4	4	4	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.90	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	70	78	46	61	25	18	18	19	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.25	$2.53	$2.21	$1.86	$1.88	$1.70	$1.27	$1.10	$1.19	$0.99
Accumulation unit value at end of period	$2.84	$2.25	$2.53	$2.21	$1.86	$1.88	$1.70	$1.27	$1.10	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	17	18	14	15	15	16	17
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	263	249	27	179	25	19	31	49	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.93	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	17	17	17	17	23	17	18	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	131	146	103	95	45	29	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	42	42	29	39	72	78	31	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.32	$1.30	$1.21	$1.23	$1.24	$1.21	$1.15	$1.13	$1.05
Accumulation unit value at end of period	$1.38	$1.31	$1.32	$1.30	$1.21	$1.23	$1.24	$1.21	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	138	186	220	221	339	317	386	385	496	454
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.23	$1.86	$1.75	$1.77	$1.60	$1.24	$1.08	$1.13	$0.98
Accumulation unit value at end of period	$2.67	$2.06	$2.23	$1.86	$1.75	$1.77	$1.60	$1.24	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	583	545	583	538	643	670	663	729	752	865

94	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.99	$2.37	$1.99	$1.80	$1.85	$1.77	$1.32	$1.17	$1.33	$1.05
Accumulation unit value at end of period	$2.42	$1.99	$2.37	$1.99	$1.80	$1.85	$1.77	$1.32	$1.17	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	256	198	251	211	212	285	318	313	312	385
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.42	$1.11	$1.19	$1.16	$1.29	$1.00	$0.84	$1.03	$0.93
Accumulation unit value at end of period	$1.50	$1.19	$1.42	$1.11	$1.19	$1.16	$1.29	$1.00	$0.84	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18	18	19	33	43	48	61	59	60	76
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	200	105	48	55	31	14	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.01	$1.01	$1.02	$0.90	$0.89	$0.71	$0.76	$0.64
Accumulation unit value at end of period	$1.22	$1.01	$1.10	$1.01	$1.01	$1.02	$0.90	$0.89	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	27	31	39	45	71	72	85	90	94	101
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	95	116	119	91	125	71	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.08	$0.96	$0.98	$0.90
Accumulation unit value at end of period	$1.81	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.08	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	628	569	301	289	292	301	328	316	297	417
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.92	$2.23	$2.04	$1.59	$1.74	$1.75	$1.30	$1.11	$1.17	$0.93
Accumulation unit value at end of period	$2.39	$1.92	$2.23	$2.04	$1.59	$1.74	$1.75	$1.30	$1.11	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	80	73	101	103	92	80	76	63	47	72
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	16	16	3	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.01	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81
Accumulation unit value at end of period	$2.48	$2.01	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	9	9	9	8	14	13	34
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$2.11	$1.57	$1.59	$1.56	$1.54	$1.23	$1.03	$1.14	$1.00
Accumulation unit value at end of period	$2.34	$1.80	$2.11	$1.57	$1.59	$1.56	$1.54	$1.23	$1.03	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	96	91	101	130	110	90	46	74	60	76
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.43	$1.36	$1.41	$1.40	$1.42	$1.27	$1.28	$1.13
Accumulation unit value at end of period	$1.54	$1.41	$1.49	$1.43	$1.36	$1.41	$1.40	$1.42	$1.27	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	230	288	635	720	836	916	1,174	1,287	1,382	1,598
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.33	$2.07	$1.78	$1.92	$1.75	$1.26	$1.08	$1.12	$0.92
Accumulation unit value at end of period	$2.56	$2.06	$2.33	$2.07	$1.78	$1.92	$1.75	$1.26	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	18	17	20	14	13	16	22	24	27	29
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$2.37	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	9	10	10	10	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	83	85	88	49	41	34	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$2.02	$1.74	$1.51	$1.63	$1.51	$1.13	$0.96	$1.00	$0.87
Accumulation unit value at end of period	$2.16	$1.75	$2.02	$1.74	$1.51	$1.63	$1.51	$1.13	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	54	61	76	81	84	86	109	154	155	153

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	95

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—
Accumulation unit value at end of period	$2.08	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	4	13	19	13	12	13	13	14	25	—
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$2.18	$1.91	$2.20	$2.16	$1.84	$1.33	$1.11	$1.09	$1.05
Accumulation unit value at end of period	$2.83	$2.17	$2.18	$1.91	$2.20	$2.16	$1.84	$1.33	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13	13	15	23	27	46	50	61	58	50
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.65	$1.36	$1.39	$1.44	$1.46	$1.25	$1.10	$1.19	$1.07
Accumulation unit value at end of period	$1.75	$1.38	$1.65	$1.36	$1.39	$1.44	$1.46	$1.25	$1.10	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	28	31	38	53	67	79	96	119	122
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.05	$1.55	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	5	6	7	6	8	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	26	26	75	126	23	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	192	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	14	15	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84
Accumulation unit value at end of period	$2.44	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	11	19	43	46	38	61	111	120	151	187
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	35	54	30	45	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.20	$2.21	$1.96	$1.78	$2.12	$1.91	$1.61	$1.44	$1.37	$1.22
Accumulation unit value at end of period	$2.71	$2.20	$2.21	$1.96	$1.78	$2.12	$1.91	$1.61	$1.44	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	123	87	126	141	145	155	122	122	105	80
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.46	$2.25	$1.65	$1.83	$1.97	$1.96	$1.45	$1.35	$1.47	$1.13
Accumulation unit value at end of period	$3.40	$2.46	$2.25	$1.65	$1.83	$1.97	$1.96	$1.45	$1.35	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	48	51	16	11	12	12	19	24	23	20
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.45	$1.34	$1.31	$1.35	$1.20	$1.19	$0.92	$1.04	$0.86
Accumulation unit value at end of period	$1.53	$1.31	$1.45	$1.34	$1.31	$1.35	$1.20	$1.19	$0.92	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	18	20	22	21	23	30	44	46	53	72
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.39	$1.11	$1.15	$1.15	$1.20	$1.03	$0.88	$1.02	$0.85
Accumulation unit value at end of period	$1.44	$1.14	$1.39	$1.11	$1.15	$1.15	$1.20	$1.03	$0.88	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3	8	10	16	28	37	45	36	48	55
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.22	$1.90	$1.76	$1.79	$1.65	$1.22	$1.11	$1.16	$0.96
Accumulation unit value at end of period	$2.55	$2.06	$2.22	$1.90	$1.76	$1.79	$1.65	$1.22	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	87	85	54	35	35	35	35	—	—	1
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.88	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

96	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.55	$1.38	$1.24	$1.38	$1.39	$1.41	$1.25	$1.24	$1.11
Accumulation unit value at end of period	$1.59	$1.44	$1.55	$1.38	$1.24	$1.38	$1.39	$1.41	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	172	123	139	153	206	326	508	587	511	469
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	5	5	5	5	5	5	66	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	123	66	13	13	—	3	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	56	58	29	36	5	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	117	38	45	11	4	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	712	778	1,170	1,101	1,247	865	948	320	616	622
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,247	1,378	1,412	1,520	2,300	2,250	3,166	3,876	4,832	5,400
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.74	$1.34	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.81	$1.42	$1.74	$1.34	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	44	40	10	8	7	3	3	10	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	606	1,005	2,351	1,069	461	665	1,318	2,281	840	730
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,699	1,935	2,237	2,651	2,303	2,890	3,784	7,781	7,531	9,790
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	56	56	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,887	2,025	650	648	232	343	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,052	3,077	3,485	4,245	1,892	949	319	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,757	9,066	8,982	9,480	8,981	7,175	4,091	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,675	31,031	32,017	36,423	38,374	36,957	34,452	23,935	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	97

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,815	10,828	10,369	11,885	11,605	12,062	9,770	6,617	4,588	2,283
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	18,352	21,093	23,550	25,161	28,203	30,336	33,786	34,926	39,214	48,051
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.78	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,219	4,516	4,431	4,141	4,332	3,802	3,562	2,646	2,032	1,190
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.79	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,020	3,380	4,307	5,330	5,345	7,119	10,405	11,775	14,831	15,140
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,736	3,316	3,307	3,199	3,997	4,808	4,760	4,838	2,313	1,420
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,627	4,248	5,195	6,039	6,745	7,890	9,909	13,057	14,186	15,285
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	93	43	26	24	15	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.41	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	35	41	41	41	41	41	41	—	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90
Accumulation unit value at end of period	$2.07	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	11	16	29	36	39	54	106	115	147	147
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.41	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	38	44	33	23	11	9	9	9	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.03	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	36	1	1	1	1	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$2.01	$1.91	$1.54	$1.72	$1.71	$1.28	$1.14	$1.21	$0.99
Accumulation unit value at end of period	$2.03	$1.72	$2.01	$1.91	$1.54	$1.72	$1.71	$1.28	$1.14	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	20	27	29	41	66	93	122	148	173
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,017	488	132	20	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	852	712	496	95	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,977	1,521	985	825	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$2.01	$1.53	$1.57	$1.59	$1.69	$1.40	$1.16	$1.38	$1.12
Accumulation unit value at end of period	$2.09	$1.63	$2.01	$1.53	$1.57	$1.59	$1.69	$1.40	$1.16	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	108	119	141	136	166	180	208	225	264	316

98	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.31	$2.37	$2.01	$1.79	$1.83	$1.77	$1.34	$1.13	$1.19	$0.97
Accumulation unit value at end of period	$2.99	$2.31	$2.37	$2.01	$1.79	$1.83	$1.77	$1.34	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	71	84	123	136	154	162	195	215	236	290
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.33	$1.08	$1.06	$1.06	$1.13	$0.96	$0.86	$1.00	$0.87
Accumulation unit value at end of period	$1.24	$1.09	$1.33	$1.08	$1.06	$1.06	$1.13	$0.96	$0.86	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	9	16	20	50	28	49	57	79	75
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.21	$2.41	$2.03	$1.83	$1.92	$1.76	$1.36	$1.19	$1.28	$1.05
Accumulation unit value at end of period	$2.87	$2.21	$2.41	$2.03	$1.83	$1.92	$1.76	$1.36	$1.19	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	20	26	29	29	19	23	26	35	42	7
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.72	$2.72	$2.19	$2.06	$2.15	$2.22	$1.49	$1.40	$1.49	$1.19
Accumulation unit value at end of period	$3.35	$2.72	$2.72	$2.19	$2.06	$2.15	$2.22	$1.49	$1.40	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	24	21	25	8	12	12	10	10	12	29
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	2	2	—	—	—	—	—	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.09	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.22	$1.09	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	122	120	4	2	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.84	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	60	68	66	40	15	17	1	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	209	217	75	86	51	41	6	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.27	$2.12	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.54	$2.03	$2.27	$2.12	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	155	149	148	83	42	37	14	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.31	$1.17	$1.14	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.19	$1.31	$1.17	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	154	113	92	90	34	3	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.26	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,449	1,416	1,016	645	169	111	10	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.05	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	345	227	72	21	14	3	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.15	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	34	35	31	25	13	8	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.86	$0.90	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.79	$0.78	$0.87	$0.86	$0.90	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	89	89	2	2	1	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	99

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.34	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	136	150	124	42	22	16	7	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	18	14	11	9	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.41	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	70	118	202	185	80	54	6	2	1	7
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	96	42	27	23	5	5	5	5	13	17
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	135	241	49	102	36	15	25	14	17	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	242	211	209	75	29	14	10	2	6	11
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	142	193	145	63	41	33	4	2	6	6
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	244	111	94	71	26	12	12	25	44	37
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.35	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	40	44	38	18	14	9	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$3.10	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	409	380	218	172	154	96	26	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	128	154	106	78	64	64	9	5	13	13
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	22	22	21	5	5	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.51	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	78	44	43	34	16	6	1	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.57	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	85	88	96	66	16	9	6	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.87	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	28	17	17	15	14	15	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.59	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	56	94	77	35	27	26	—	—	—	—

100	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.39	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	16	36	30	21	16	18	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.22	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	472	210	185	78	35	34	27	1	1	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.29	$1.89	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	41	55	38	34	8	4	4	—	—	2
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	98	9	9	13	3	6	6	8	10	3
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	121	148	109	96	95	47	19	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12	17	20	23	15	7	7	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.99	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.88	$0.96	$0.99	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	83	56	49	17	1	1	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.90	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	49	48	82	81	35	11	4	1	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	48	31	41	26	3	3	1	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	111	88	64	35	35	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.47	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	63	58	54	45	15	14	13	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.25	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	43	33	30	30	6	2	—	1	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.71	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	129	122	110	62	36	24	13	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.16	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	15	16	13	6	6	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.36	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	77	79	26	—	—	—	—	—	—	2

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	101

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	68	39	85	84	20	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.88	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	47	52	49	23	14	11	4	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	17	185	219	45	69	66	29	45	44
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.91	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	21	33	30	16	1	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	65	75	65	22	20	19	—	—	—	2
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	138	136	116	98	92	10	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.83	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	453	488	327	242	159	95	37	1	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.25	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	223	251	173	78	26	12	6	1	—	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,003	234	201	59	17	5	5	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	356	344	297	100	65	60	2	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.05	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	57	48	46	37	20	3	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$2.64	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	69	73	71	30	12	9	9	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.90	$0.91	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$2.42	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	177	176	136	65	11	11	1	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	280	290	55	2	3	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.78	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	78	79	65	40	18	18	—	—	—	—

102	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	48	48	48	46	46	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	7	15	27	23	18	3	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,181	1,113	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	56	53	48	20	20	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$3.00	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20	20	21	20	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	33	32	28	23	9	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.31	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	161	111	188	147	139	124	5	1	1	2
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.89	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	47	51	39	34	29	18	17	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$2.59	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	5	4	—	1	3	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	34	13	12	1	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	7	7	8	1	1	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	11	11	—	4	4	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	57	42	10	7	7	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	94	96	74	67	31	4	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	109	72	48	12	12	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.01	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	783	804	729	662	498	312	97	68	60	21

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	103

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.80	$1.41	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	73	73	86	52	23	16	8	—	—	2
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	678	528	524	352	128	194	206	302	237	56
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	79	17	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349	315	11	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,206	1,577	1,800	1,728	619	437	261	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,776	6,799	6,358	5,838	5,044	3,451	627	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,554	11,949	12,159	12,577	10,795	7,947	3,851	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.09	$1.07	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.23	$1.09	$1.07	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,850	19,106	20,369	20,236	18,102	13,729	6,206	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7,690	7,571	7,706	6,570	5,540	3,481	2,016	781	380	15
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.82	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,345	2,593	2,396	2,116	1,730	851	432	140	168	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,999	2,342	1,797	1,616	1,466	712	576	339	410	188
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	116	111	116	98	42	41	27	5	13	13
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.40	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—	—	—	—	—	—	—	5
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.40	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	28	35	23	24	12	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	7	8	3	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	432	556	178	—	—	—	—	—	—	—

104	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.14	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,100	1,236	769	96	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,611	1,391	748	427	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.74	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15	6	7	6	5	5	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.86	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	56	59	54	31	25	17	13	1	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	10	11	7	4	4	—	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.16	$2.14	$1.65	$1.64	$1.50	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$2.87	$2.16	$2.14	$1.65	$1.64	$1.50	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.92	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.80	$1.69	$1.42	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$2.02	$1.61	$1.80	$1.69	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.60	$1.42	$1.35	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.80	$1.49	$1.60	$1.42	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$2.05	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.81	$1.91	$1.56	$1.47	$1.48	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$2.22	$1.81	$1.91	$1.56	$1.47	$1.48	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.86	$0.89	$0.91	$0.95	$1.00	—
Accumulation unit value at end of period	$0.79	$0.78	$0.87	$0.86	$0.89	$0.91	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	105

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.66	$1.47	$1.32	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.87	$1.53	$1.66	$1.47	$1.32	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.32	$0.91	$0.88	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.02	$1.32	$0.91	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.90	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.25	$1.13	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.42	$1.23	$1.30	$1.25	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.23	$1.12	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.39	$1.22	$1.29	$1.23	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.06	$1.03	$1.04	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.08	$1.06	$1.03	$1.04	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.86	$1.97	$1.56	$1.57	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.49	$1.86	$1.97	$1.56	$1.57	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.82	$1.94	$1.63	$1.48	$1.49	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$2.36	$1.82	$1.94	$1.63	$1.48	$1.49	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$0.97	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.00	$1.02	$1.01	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$1.18	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.65	$1.36	$1.35	$1.30	$1.23	$0.96	$1.00
Accumulation unit value at end of period	$2.05	$1.54	$1.65	$1.36	$1.35	$1.30	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.39	$1.10	$1.19	$1.15	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.14	$1.39	$1.10	$1.19	$1.15	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$2.01	$1.68	$1.43	$1.53	$1.39	$1.03	$1.00
Accumulation unit value at end of period	$2.16	$1.73	$2.01	$1.68	$1.43	$1.53	$1.39	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.83	$1.64	$1.46	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$2.02	$1.56	$1.83	$1.64	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

106	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.83	$1.66	$1.48	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.83	$1.58	$1.83	$1.66	$1.48	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.12	$1.04	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.15	$1.17	$1.12	$1.04	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.60	$1.47	$1.27	$1.38	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.64	$1.36	$1.60	$1.47	$1.27	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.03	$1.01	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.04	$1.07	$1.03	$1.01	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.35	$1.12	$1.18	$1.20	$1.31	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.11	$1.35	$1.12	$1.18	$1.20	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	$1.00	—
Accumulation unit value at end of period	$0.87	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.08	$1.01	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.09	$1.08	$1.01	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.31	$1.27	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.37	$1.31	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.37	$1.11	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.37	$1.11	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.96	$2.04	$1.56	$1.50	$1.38	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$2.54	$1.96	$2.04	$1.56	$1.50	$1.38	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.75	$1.79	$1.39	$1.45	$1.39	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$2.28	$1.75	$1.79	$1.39	$1.45	$1.39	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.90	$1.64	$1.46	$1.50	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.14	$1.68	$1.90	$1.64	$1.46	$1.50	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.82	$1.80	$1.38	$1.36	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.28	$1.82	$1.80	$1.38	$1.36	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.66	$1.45	$1.29	$1.43	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.84	$1.48	$1.66	$1.45	$1.29	$1.43	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	107

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.99	$0.98	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$0.99	$0.98	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.82	$2.05	$1.80	$1.51	$1.54	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$2.29	$1.82	$2.05	$1.80	$1.51	$1.54	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.96	$0.98	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.95	$0.96	$0.96	$0.98	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.61	$1.33	$1.31	$1.37	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$2.14	$1.53	$1.61	$1.33	$1.31	$1.37	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.39	$1.12	$1.17	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$1.11	$1.39	$1.12	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.82	$1.52	$1.43	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$2.17	$1.68	$1.82	$1.52	$1.43	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.80	$1.51	$1.37	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.83	$1.51	$1.80	$1.51	$1.37	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.14	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.32	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.61	$1.50	$1.31	$1.40	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.74	$1.44	$1.61	$1.50	$1.31	$1.40	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.82	$1.67	$1.30	$1.42	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.95	$1.57	$1.82	$1.67	$1.30	$1.42	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.84	$1.37	$1.39	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$2.04	$1.57	$1.84	$1.37	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$1.06	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.67	$1.90	$1.69	$1.46	$1.57	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.08	$1.67	$1.90	$1.69	$1.46	$1.57	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4

108	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.19	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.27	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.85	$1.47	$1.49	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.36	$1.77	$1.85	$1.47	$1.49	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.44	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.47	$1.30	$1.18	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.79	$1.46	$1.47	$1.30	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.44	$1.05	$1.17	$1.26	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$2.16	$1.57	$1.44	$1.05	$1.17	$1.26	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.82	$1.57	$1.45	$1.48	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.10	$1.69	$1.82	$1.57	$1.45	$1.48	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.05	$0.94	$1.05	$1.06	$1.08	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.17	$1.05	$0.94	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.06	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.52	$1.30	$1.24	$1.27	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.65	$1.37	$1.52	$1.30	$1.24	$1.27	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	109

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.50	$1.15	$1.18	$1.21	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.56	$1.22	$1.50	$1.15	$1.18	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.08	$1.06	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.14	$1.08	$1.06	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	205	205
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.97	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.37	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	30	79	85	87	88	90	92	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	646	758	788	913	942	982	1,008	555
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.19	$1.15	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.41	$1.23	$1.32	$1.19	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	146	146	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.24	$1.19	$1.22	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.30	$1.42	$1.24	$1.19	$1.22	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	4	2	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.13	$1.10	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.23	$1.13	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	198	198	351	622	117
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.01	$1.02	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.02	$1.04	$1.02	$1.01	$1.02	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.75	$1.48	$1.37	$1.38	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$1.97	$1.58	$1.75	$1.48	$1.37	$1.38	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.50	$1.29	$1.23	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.68	$1.41	$1.50	$1.29	$1.23	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.60	$1.52	$1.23	$1.37	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.60	$1.36	$1.60	$1.52	$1.23	$1.37	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.11	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

110	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.21	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.10	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.78	$1.50	$1.36	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.12	$1.63	$1.78	$1.50	$1.36	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.69	$1.36	$1.28	$1.34	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$2.08	$1.69	$1.69	$1.36	$1.28	$1.34	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.18	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.86	$1.39	$1.42	$1.40	$1.36	$1.12	$1.00	$1.33	$1.14
Accumulation unit value at end of period	$2.11	$1.65	$1.86	$1.39	$1.42	$1.40	$1.36	$1.12	$1.00	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	3
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.12	$0.97	$0.93	$0.84
Accumulation unit value at end of period	$2.32	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.12	$0.97	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	15	18	18	15	22	24	27	15	19	24
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.74	$0.97	$0.79	$0.80	$0.80	$0.86	$0.71	$0.63	$0.80	$0.78
Accumulation unit value at end of period	$0.85	$0.74	$0.97	$0.79	$0.80	$0.80	$0.86	$0.71	$0.63	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	8	8	9	13	32	39
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.64	$2.62	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02
Accumulation unit value at end of period	$3.50	$2.64	$2.62	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	7	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	25	26	14	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.27	$2.64	$2.41	$1.99	$2.05	$1.79	$1.40	$1.22	$1.25	$1.06
Accumulation unit value at end of period	$2.88	$2.27	$2.64	$2.41	$1.99	$2.05	$1.79	$1.40	$1.22	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	15	19	19	17	19	22	21
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.55	$2.57	$1.98	$1.92	$1.84	$1.70	$1.26	$1.12	$1.13	$0.99
Accumulation unit value at end of period	$3.38	$2.55	$2.57	$1.98	$1.92	$1.84	$1.70	$1.26	$1.12	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	7	7	—	—	—	2	2	4	2
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$2.00	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92
Accumulation unit value at end of period	$2.24	$1.79	$2.00	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	64	63	63	11	11	43	49	57	19	21
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	20	20	7	7	7	6	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (7/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.32	$1.05	$1.13	$1.14	$1.19	$1.03	$0.85	$1.01	$0.93
Accumulation unit value at end of period	$1.29	$1.09	$1.32	$1.05	$1.13	$1.14	$1.19	$1.03	$0.85	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	2
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83
Accumulation unit value at end of period	$2.76	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	6	7	7	1	1	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.84	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95
Accumulation unit value at end of period	$2.06	$1.71	$1.84	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	346	361	326	232	234	73	69	30	19	21
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	35	30	10	24	19	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.02	$2.13	$1.74	$1.63	$1.65	$1.45	$1.10	$0.98	$0.95	$0.82
Accumulation unit value at end of period	$2.48	$2.02	$2.13	$1.74	$1.63	$1.65	$1.45	$1.10	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.86	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.78	$0.78	$0.87	$0.86	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.76	$1.57	$1.40	$1.46	$1.35	$1.08	$0.96	$1.03	$0.89
Accumulation unit value at end of period	$2.00	$1.64	$1.76	$1.57	$1.40	$1.46	$1.35	$1.08	$0.96	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20	20	21	24	25	26	15	18	33	43
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	33	37	37	25	25	25	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.88	$1.30	$1.26	$1.40	$1.45	$1.50	$1.26	$1.62	$1.38
Accumulation unit value at end of period	$1.89	$1.46	$1.88	$1.30	$1.26	$1.40	$1.45	$1.50	$1.26	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	8	8	26	28	27	44	39
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21	3	3	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.09	$1.12	$1.21	$1.22	$1.34	$1.28	$1.24	$1.18
Accumulation unit value at end of period	$1.16	$1.06	$1.14	$1.09	$1.12	$1.21	$1.22	$1.34	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	14	21	71	81	89	115	131
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6	9	—	—	—	—	—	41	—	—

112	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.94	$0.96	$0.97	$0.98	$1.00	$1.01	$1.03	$1.04
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.94	$0.96	$0.97	$0.98	$1.00	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	19	25	56	151	238	436
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	60	38	33	12	8	8	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.91	$1.83	$1.66	$1.70	$1.67	$1.59	$1.40	$1.34	$1.19
Accumulation unit value at end of period	$2.08	$1.81	$1.91	$1.83	$1.66	$1.70	$1.67	$1.59	$1.40	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	9	8	8	9	11	12
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	42	22	18	4	26	27	37	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.87	$1.79	$1.63	$1.67	$1.64	$1.58	$1.40	$1.34	$1.20
Accumulation unit value at end of period	$2.03	$1.77	$1.87	$1.79	$1.63	$1.67	$1.64	$1.58	$1.40	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	18	16	17	29	21	24	24	25	34	32
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	63	9	9	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.35	$1.31	$1.33	$1.28	$1.33	$1.25	$1.19	$1.12
Accumulation unit value at end of period	$1.47	$1.36	$1.38	$1.35	$1.31	$1.33	$1.28	$1.33	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	49	64	66	92	108	189	243	301	256	276
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	9	7	1	1	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.09	$2.21	$1.75	$1.76	$1.63	$1.45	$1.13	$0.96	$1.00	$0.87
Accumulation unit value at end of period	$2.79	$2.09	$2.21	$1.75	$1.76	$1.63	$1.45	$1.13	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.09	$2.22	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91
Accumulation unit value at end of period	$2.69	$2.09	$2.22	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	113	58	47	40	47	19	11	2	1	1
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	4	4	4	4	1	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.05	$2.18	$1.80	$1.79	$1.72	$1.63	$1.26	$1.15	$1.37	$1.10
Accumulation unit value at end of period	$2.72	$2.05	$2.18	$1.80	$1.79	$1.72	$1.63	$1.26	$1.15	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—	—	3	3
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.40	$1.11	$1.20	$1.16	$1.29	$1.07	$0.92	$1.07	$0.95
Accumulation unit value at end of period	$1.42	$1.15	$1.40	$1.11	$1.20	$1.16	$1.29	$1.07	$0.92	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	1

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	—	—	16	16	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$2.22	$1.86	$1.58	$1.68	$1.53	$1.13	$0.97	$1.00	$0.84
Accumulation unit value at end of period	$2.39	$1.91	$2.22	$1.86	$1.58	$1.68	$1.53	$1.13	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	11	11	11	11	10	11	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	1	1	1	1	1	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$2.05	$1.84	$1.64	$1.75	$1.58	$1.16	$1.00	$1.11	$0.92
Accumulation unit value at end of period	$2.27	$1.75	$2.05	$1.84	$1.64	$1.75	$1.58	$1.16	$1.00	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	5	5	6	13	13
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	8	1	1	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$2.12	$1.92	$1.71	$1.79	$1.72	$1.17	$1.01	$1.12	$0.90
Accumulation unit value at end of period	$2.11	$1.82	$2.12	$1.92	$1.71	$1.79	$1.72	$1.17	$1.01	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	1
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	120	84	84	9	—	—	—	1	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.22	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.27	$1.87	$2.22	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	13	12	8	1	1	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32	5	5	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.11	$1.09	$1.08	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05
Accumulation unit value at end of period	$1.17	$1.11	$1.11	$1.09	$1.08	$1.08	$1.03	$1.07	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	30	39	46	65	89	91	154
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.43	$0.50	$0.50	$0.45	$0.61	$0.74	$0.84	$0.87	$1.01	$0.88
Accumulation unit value at end of period	$0.45	$0.43	$0.50	$0.50	$0.45	$0.61	$0.74	$0.84	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	16	16	15	16	18	17	17	18	10
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	2	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	17	13	14	14	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	4	4	—	—	—	—	1	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.34	$1.25	$1.29	$1.21	$1.30	$1.24	$1.15	$1.12
Accumulation unit value at end of period	$1.41	$1.33	$1.36	$1.34	$1.25	$1.29	$1.21	$1.30	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	9	13	14	19	19	43

114	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	13	3	3	4	3	10	10	1	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	41	32	26	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.33	$1.38	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	17	18	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	8	8	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	14	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	7	5	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$2.20	$2.49	$2.18	$1.83	$1.86	$1.68	$1.26	$1.09	$1.18	$0.98
Accumulation unit value at end of period	$2.78	$2.20	$2.49	$2.18	$1.83	$1.86	$1.68	$1.26	$1.09	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	—	—	—	—	2	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	22	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	5	5	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	4	3	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	115

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.12	$1.05
Accumulation unit value at end of period	$1.35	$1.28	$1.30	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	64	66	72	62	75	89	182	162	186	189
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.02	$2.20	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97
Accumulation unit value at end of period	$2.62	$2.02	$2.20	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	46	60	61	47	67	69	60	43	59	59
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.95	$2.33	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04
Accumulation unit value at end of period	$2.37	$1.95	$2.33	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	40	42	41	30	31	46	34	38	73	80
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.40	$1.09	$1.17	$1.15	$1.27	$0.99	$0.84	$1.03	$0.92
Accumulation unit value at end of period	$1.47	$1.17	$1.40	$1.09	$1.17	$1.15	$1.27	$0.99	$0.84	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	7	8	4	9	11	13	15	18	27
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	94	70	50	37	13	3	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.99	$1.00	$1.01	$0.89	$0.88	$0.70	$0.76	$0.63
Accumulation unit value at end of period	$1.20	$0.99	$1.08	$0.99	$1.00	$1.01	$0.89	$0.88	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	5	6	10	7	7	7	4	4	14	14
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	69	74	56	61	65	30	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.64	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89
Accumulation unit value at end of period	$1.77	$1.47	$1.64	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	15	17	18	19	36	38	26	20	38	43
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.88	$2.19	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92
Accumulation unit value at end of period	$2.34	$1.88	$2.19	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	35	34	31	18	22	56	44	57	17	23
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.97	$2.13	$1.74	$1.60	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81
Accumulation unit value at end of period	$2.43	$1.97	$2.13	$1.74	$1.60	$1.62	$1.41	$1.04	$0.92	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	—	1	34	39
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$2.07	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00
Accumulation unit value at end of period	$2.29	$1.77	$2.07	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	17	20	21	19	24	19	1	4	30	32
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.47	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12
Accumulation unit value at end of period	$1.51	$1.38	$1.47	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	24	22	36	63	90	143	172	203	311	347
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.02	$2.29	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92
Accumulation unit value at end of period	$2.51	$2.02	$2.29	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	16	13	10	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$2.34	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	—	—	—	—	—	—	—

116	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.99	$1.72	$1.49	$1.61	$1.50	$1.12	$0.96	$0.99	$0.87
Accumulation unit value at end of period	$2.12	$1.72	$1.99	$1.72	$1.49	$1.61	$1.50	$1.12	$0.96	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	2	2	10	22
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	$1.00	—
Accumulation unit value at end of period	$2.06	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	1	1	2	5	—
Invesco V.I. Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.13	$2.15	$1.88	$2.17	$2.14	$1.81	$1.31	$1.11	$1.08	$1.04
Accumulation unit value at end of period	$2.77	$2.13	$2.15	$1.88	$2.17	$2.14	$1.81	$1.31	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	4	4	4	4	4	5	3
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.62	$1.34	$1.37	$1.43	$1.44	$1.23	$1.09	$1.19	$1.07
Accumulation unit value at end of period	$1.71	$1.35	$1.62	$1.34	$1.37	$1.43	$1.44	$1.23	$1.09	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	3	8	8	7	7	6	9	72	74
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.53	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.02	$1.53	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	—	1	2	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	24	24	25	25	25	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	36	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84
Accumulation unit value at end of period	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	7	10	6	1	1	—	—	2	74	76
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.01	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.27	$1.28	$1.01	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	13	14	14	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$2.16	$2.17	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22
Accumulation unit value at end of period	$2.66	$2.16	$2.17	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	30	49	46	42	15	37	45
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.41	$2.22	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12
Accumulation unit value at end of period	$3.33	$2.41	$2.22	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	8	8	—	1	1
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.42	$1.32	$1.30	$1.33	$1.19	$1.17	$0.92	$1.04	$0.86
Accumulation unit value at end of period	$1.50	$1.29	$1.42	$1.32	$1.30	$1.33	$1.19	$1.17	$0.92	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	6	6	6	4	6	5
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.37	$1.10	$1.13	$1.13	$1.19	$1.02	$0.88	$1.01	$0.84
Accumulation unit value at end of period	$1.41	$1.12	$1.37	$1.10	$1.13	$1.13	$1.19	$1.02	$0.88	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	10	11	11	12	2	4	3

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$2.02	$2.18	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95
Accumulation unit value at end of period	$2.50	$2.02	$2.18	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.52	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10
Accumulation unit value at end of period	$1.56	$1.42	$1.52	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	28	39	40	34	38	133	161	205	133	87
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	7	7	7	7	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	67	72	41	24	8	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	30	30	29	22	5	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	14	7	8	8	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,041	902	694	1,011	1,680	1,631	2,086	2,258	2,243	42
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.92	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	52	52	52	52	64	64	64
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.72	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.79	$1.40	$1.72	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	2	3	3	3	10	10	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,595	2,734	3,793	4,065	4,123	4,009	4,508	6,544	5,782	4,585
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,137	1,215	1,579	1,852	2,119	2,191	2,213	2,592	2,613	2,906
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	920	918	916	562	507	320	225	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,523	1,505	712	471	348	—	—	—	—	—

118	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	857	1,163	893	909	873	398	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,009	1,274	1,100	1,309	1,461	1,264	832	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,164	10,706	11,316	12,575	12,928	12,404	12,890	10,380	9,526	4,427
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	402	425	416	422	615	874	1,531	1,677	2,110	2,833
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,335	1,617	1,782	1,979	2,112	2,714	2,264	2,826	3,020	416
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	193	308	371	1,013	1,109	1,112	1,029	815	1,028	1,118
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,724	2,009	2,107	2,541	2,724	2,936	3,209	3,443	2,731	1,348
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.45	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	920	1,027	1,062	1,088	1,098	1,414	1,491	1,737	1,622	1,333
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89
Accumulation unit value at end of period	$2.03	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	2	5	11	18
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.98	$1.88	$1.52	$1.70	$1.69	$1.27	$1.14	$1.21	$0.98
Accumulation unit value at end of period	$1.99	$1.69	$1.98	$1.88	$1.52	$1.70	$1.69	$1.27	$1.14	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	6	6
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	445	49	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	47	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	119

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	351	631	405	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.98	$1.51	$1.55	$1.57	$1.67	$1.38	$1.16	$1.37	$1.12
Accumulation unit value at end of period	$2.05	$1.60	$1.98	$1.51	$1.55	$1.57	$1.67	$1.38	$1.16	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	17	18	17	17	17	16	17	8	65	61
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$2.27	$2.33	$1.98	$1.77	$1.80	$1.75	$1.32	$1.12	$1.18	$0.97
Accumulation unit value at end of period	$2.93	$2.27	$2.33	$1.98	$1.77	$1.80	$1.75	$1.32	$1.12	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	6	10	10	14	60	67	78	19	27
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.31	$1.07	$1.05	$1.04	$1.12	$0.95	$0.85	$0.99	$0.86
Accumulation unit value at end of period	$1.21	$1.07	$1.31	$1.07	$1.05	$1.04	$1.12	$0.95	$0.85	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	8	9	9	12	13	14
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$2.37	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04
Accumulation unit value at end of period	$2.81	$2.17	$2.37	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	10	12	17	23	6
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.67	$2.67	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18
Accumulation unit value at end of period	$3.28	$2.67	$2.67	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	21	17	17	17	17	17	6	7	11	11
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	3	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.99	$1.97	$1.52	$1.51	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$2.63	$1.99	$1.97	$1.52	$1.51	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	1	1	3	1
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.92	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	1	2	2	1
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.53	$1.43	$1.21	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.37	$1.53	$1.43	$1.21	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	17	24	30	20	32	14
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.07	$1.05	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.20	$1.07	$1.05	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	9	10	9	11	4	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.43	$1.26	$1.21	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.60	$1.32	$1.43	$1.26	$1.21	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	22	21	22	25	20	15	14
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$2.03	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	—	—	—

120	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.65	$1.74	$1.42	$1.34	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$2.02	$1.65	$1.74	$1.42	$1.34	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.86	$0.86	$0.89	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.78	$0.78	$0.86	$0.86	$0.89	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	1	—	1	1
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.44	$1.28	$1.15	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.63	$1.34	$1.44	$1.28	$1.15	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.25	$0.86	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$0.96	$1.25	$0.86	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	8	8	2	2	1	7	3
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.85	$0.82	$0.84	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.87	$0.79	$0.85	$0.82	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.95	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	466	163	108	94	24	9	236
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.10	$1.00	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.25	$1.09	$1.15	$1.10	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	9	8	9	9
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.01	$0.97	$0.89	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$1.10	$0.96	$1.01	$0.97	$0.89	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	1	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.09	$1.01	$1.03	$1.01	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3	3	16	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.68	$1.78	$1.41	$1.42	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$2.24	$1.68	$1.78	$1.41	$1.42	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—	1	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.69	$1.42	$1.29	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$2.05	$1.59	$1.69	$1.42	$1.29	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	47	40	34	38	31	12	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.98	$0.94	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$0.97	$0.98	$0.98	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	7	8	20	61	15	75	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.31	$1.30	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.96	$1.48	$1.58	$1.31	$1.30	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	4	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.22	$0.97	$1.05	$1.02	$1.13	$1.00
Accumulation unit value at end of period	$1.23	$1.00	$1.22	$0.97	$1.05	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	121

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.73	$1.45	$1.23	$1.32	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.49	$1.73	$1.45	$1.23	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	1	1	2	1
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.56	$1.40	$1.25	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.56	$1.40	$1.25	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	1	1	3	1
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.59	$1.44	$1.29	$1.35	$1.29	$1.00
Accumulation unit value at end of period	$1.58	$1.36	$1.59	$1.44	$1.29	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	1
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.03	$0.96	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.05	$1.07	$1.03	$0.96	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.41	$1.29	$1.12	$1.22	$1.20	$1.00
Accumulation unit value at end of period	$1.44	$1.19	$1.41	$1.29	$1.12	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	12	3	6	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.01	$1.01	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.08	$1.03	$1.03	$1.01	$1.01	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$0.98	$1.00	$0.96	$1.00
Accumulation unit value at end of period	$1.08	$1.00	$1.03	$1.00	$0.98	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	20	5	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.16	$0.96	$1.01	$1.04	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$0.95	$1.16	$0.96	$1.01	$1.04	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.96	$0.98	$1.09	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$0.86	$0.87	$0.96	$0.98	$1.09	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.01	$0.94	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.05	$0.99	$1.02	$1.01	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.08	$1.04	$1.01	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$1.00	$1.08	$1.04	$1.01	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2	2	7	11	4	5	1
CTIVP® – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.26	$1.02	$0.96	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$1.02	$1.26	$1.02	$0.96	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	1
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.84	$1.92	$1.47	$1.41	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$2.38	$1.84	$1.92	$1.47	$1.41	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	1	1
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.66	$1.71	$1.33	$1.38	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$2.16	$1.66	$1.71	$1.33	$1.38	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	10	8	—	—	1	—
CTIVP® – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.61	$1.39	$1.24	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.82	$1.42	$1.61	$1.39	$1.24	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	10	9	10	8	7	7	7

122	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.74	$1.72	$1.32	$1.30	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$2.17	$1.74	$1.72	$1.32	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.43	$1.25	$1.11	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.43	$1.25	$1.11	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	17	12	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.99	$0.98	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.00	$0.99	$0.98	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.54	$1.74	$1.53	$1.29	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$1.94	$1.54	$1.74	$1.53	$1.29	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	1	1	2	1
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.95	$0.96	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.47	$1.22	$1.19	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$1.95	$1.40	$1.47	$1.22	$1.19	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	6	5	1
CTIVP® – William Blair International Leaders Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.26	$1.01	$1.07	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.25	$1.01	$1.26	$1.01	$1.07	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	6	6	3	3	1
DWS Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.98	$0.93	$0.89	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.87	$0.98	$0.93	$0.89	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	5	4	5	4
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.50	$1.63	$1.36	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.94	$1.50	$1.63	$1.36	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	45	40	44	67	42	45	16
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.62	$1.36	$1.24	$1.28	$1.22	$1.00
Accumulation unit value at end of period	$1.65	$1.36	$1.62	$1.36	$1.24	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	16	19	21	13	9	1
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.13	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	10	8	8	8
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	56	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.38	$1.29	$1.13	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.49	$1.24	$1.38	$1.29	$1.13	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	3	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.57	$1.44	$1.13	$1.23	$1.25	$1.00
Accumulation unit value at end of period	$1.68	$1.35	$1.57	$1.44	$1.13	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	11	11	7	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.92	$0.89	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.90	$0.85	$0.92	$0.89	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.57	$1.17	$1.19	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$1.73	$1.34	$1.57	$1.17	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	3	2

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	123

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	1	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.61	$1.43	$1.23	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.76	$1.42	$1.61	$1.43	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	13	12	9	—	1	1	1
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$1.19	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	6	5	5	3
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	19	13	12	5
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	13	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.07	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.63	$1.70	$1.35	$1.37	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.16	$1.63	$1.70	$1.35	$1.37	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	9	8	8	8	7	6
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.08	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.21	$1.22	$1.08	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	5	9	10	6	7	5
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.53	$1.41	$1.03	$1.15	$1.24	$1.24	$1.00
Accumulation unit value at end of period	$2.12	$1.53	$1.41	$1.03	$1.15	$1.24	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	2	—	1	1
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.59	$1.36	$1.26	$1.29	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.47	$1.59	$1.36	$1.26	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	1
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	1	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.96	$0.86	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$1.10	$1.00	$1.07	$0.96	$0.86	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.05	$0.94	$0.92	$0.93	$0.91	$1.00
Accumulation unit value at end of period	$1.13	$0.98	$1.05	$0.94	$0.92	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	3	2	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	4	—

124	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00
Accumulation unit value at end of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.38	$1.18	$1.13	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.49	$1.24	$1.38	$1.18	$1.13	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	41	48	38	38	20	4	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.31	$1.01	$1.03	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.31	$1.01	$1.03	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	2	1
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.03	$1.01	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.04	$1.08	$1.03	$1.01	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	42	40	38	120	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.15	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	75	79	73	67	61	8	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	48	48	45	42	38	6	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.37	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	126	129	108	45	122	62	6
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.08	$1.06	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.22	$1.08	$1.06	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	206	193	193	226	488	118	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.10	$1.06	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.22	$1.10	$1.06	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	320	324	330	274	273	131	60
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.13	$1.09	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.19	$1.30	$1.13	$1.09	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	100	401	411	436	548	45	20
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.06	$1.04	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.09	$1.15	$1.06	$1.04	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	54	33	21	25	51	81	24
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.99	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$0.99	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	20	5	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.56	$1.32	$1.22	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.41	$1.56	$1.32	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.19	$1.13	$1.22	$1.24	$1.00
Accumulation unit value at end of period	$1.55	$1.30	$1.39	$1.19	$1.13	$1.22	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	125

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.39	$1.32	$1.07	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$1.39	$1.18	$1.39	$1.32	$1.07	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.11	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.10	$1.16	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.59	$1.34	$1.21	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.88	$1.45	$1.59	$1.34	$1.21	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.64	$1.64	$1.32	$1.25	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$2.02	$1.64	$1.64	$1.32	$1.25	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	4	4	6	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	2	—

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.77	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.49	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.22	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.03	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

126	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.10	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.78	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$2.30	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	5	4	3	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	4	4	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.60	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	5	5	5	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.29	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$3.04	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	7	7	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.46	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	127

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.81	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.54	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	1	2	2	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.35	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.20	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.20	$2.03	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.25	$1.86	$2.20	$2.03	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	7	6	6	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.39	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.98	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.87	$0.95	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	7	8	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.86	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.40	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.19	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.66	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—

128	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.10	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.32	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.83	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	2	2	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.86	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	2	2	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	4	4	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.78	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	2	2	2	2	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.21	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.01	$1.67	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	1	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.60	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.37	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	129

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.72	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.94	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.86	$1.65	$1.51	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.27	$1.84	$1.86	$1.65	$1.51	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.83	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.54	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.87	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.17	$1.05	$1.17	$1.19	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.21	$1.30	$1.17	$1.05	$1.17	$1.19	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	2	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

130	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.97	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.71	$1.32	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.77	$1.39	$1.71	$1.32	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	451	561	562	564	565	115	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	683	691	695	1,110	938	949	383	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.62	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	254	419	601	1,006	672	968	991	1,006	801	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.78	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	32	33	33	33	312	316	317	313	316	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	361	366	453	983	1,161	1,197	1,248	1,281	776	105
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	7	6	6	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.36	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	3	3	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.36	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	131

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.99	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	2	3	3	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.69	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.80	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$3.75	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.48	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	4	9	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	26	26	26	26	26	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.21	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	2	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

132	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$3.08	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.78	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9	9	9	9	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.29	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.38	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	4	2	14	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	1	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.59	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	7	7	7	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.27	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	8	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$3.03	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.45	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	133

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.80	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.53	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.34	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.19	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$2.19	$2.02	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.24	$1.85	$2.19	$2.02	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.38	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.98	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.85	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.39	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.17	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.64	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—

134	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$3.08	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.31	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.82	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.85	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	1	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.77	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.20	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	1	5	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.00	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.58	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.36	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	135

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	16	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.71	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.92	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.26	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.82	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.53	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	1	1	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

136	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.96	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	82	82	82	77	76	76	76	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.70	$1.31	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.76	$1.38	$1.70	$1.31	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	90	91	114	120	143	65
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	111	131	133	133	40	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	24	24	24	25	38	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	863	863	863	864	1,620	1,537	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	859	818	1,150	1,294	1,243	1,230	1,070	31	31	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.78	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	46	63	41	39	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76	76	249	268	268	302	76	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.34	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.35	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	137

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.98	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	790	790	790	790	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	36	13	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.67	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.79	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	1	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.25	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.13	$2.11	$1.63	$1.62	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$2.81	$2.13	$2.11	$1.63	$1.62	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.78	$1.67	$1.41	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.98	$1.59	$1.78	$1.67	$1.41	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.15	$1.12	$1.16	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.28	$1.15	$1.12	$1.16	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.58	$1.40	$1.34	$1.34	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.46	$1.58	$1.40	$1.34	$1.34	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

138	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.88	$1.54	$1.45	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$2.18	$1.78	$1.88	$1.54	$1.45	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.77	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.45	$1.30	$1.36	$1.26	$1.02	$1.00
Accumulation unit value at end of period	$1.84	$1.51	$1.63	$1.45	$1.30	$1.36	$1.26	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.05	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.30	$0.90	$0.87	$0.98	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.00	$1.30	$0.90	$0.87	$0.98	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.81	$0.87	$0.84	$0.86	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.88	$0.81	$0.87	$0.84	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.93	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.91	$0.91	$0.93	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.23	$1.12	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.39	$1.21	$1.29	$1.23	$1.12	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.21	$1.11	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.27	$1.21	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.05	$1.02	$1.04	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$1.07	$1.05	$1.02	$1.04	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.83	$1.94	$1.54	$1.55	$1.45	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.44	$1.83	$1.94	$1.54	$1.55	$1.45	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.79	$1.92	$1.61	$1.46	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$2.31	$1.79	$1.92	$1.61	$1.46	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	$0.96	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$0.98	$1.00	$1.00	$0.96	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.35	$1.34	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.01	$1.52	$1.62	$1.35	$1.34	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.37	$1.09	$1.18	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$1.12	$1.37	$1.09	$1.18	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	139

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.70	$1.98	$1.67	$1.41	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$2.12	$1.70	$1.98	$1.67	$1.41	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.81	$1.62	$1.45	$1.55	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.98	$1.54	$1.81	$1.62	$1.45	$1.55	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.81	$1.64	$1.47	$1.54	$1.48	$1.02	$1.00
Accumulation unit value at end of period	$1.79	$1.55	$1.81	$1.64	$1.47	$1.54	$1.48	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.11	$1.03	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.15	$1.11	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.58	$1.46	$1.26	$1.37	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.61	$1.33	$1.58	$1.46	$1.26	$1.37	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00	$1.00	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.02	$1.00	$1.00	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.02	$1.00	$1.02	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.02	$1.05	$1.02	$1.00	$1.02	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.33	$1.11	$1.17	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.33	$1.11	$1.17	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.07	$1.00	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.07	$1.07	$1.00	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.35	$1.30	$1.26	$1.29	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.35	$1.30	$1.26	$1.29	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.35	$1.10	$1.04	$1.14	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.14	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.93	$2.01	$1.54	$1.48	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$2.49	$1.93	$2.01	$1.54	$1.48	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.77	$1.37	$1.43	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.23	$1.72	$1.77	$1.37	$1.43	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.87	$1.62	$1.45	$1.49	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.10	$1.65	$1.87	$1.62	$1.45	$1.49	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

140	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.79	$1.78	$1.37	$1.35	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$2.24	$1.79	$1.78	$1.37	$1.35	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.63	$1.43	$1.27	$1.42	$1.31	$1.05	$1.00
Accumulation unit value at end of period	$1.80	$1.45	$1.63	$1.43	$1.27	$1.42	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$0.98	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.79	$2.02	$1.78	$1.50	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$2.25	$1.79	$2.02	$1.78	$1.50	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.95	$0.95	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.93	$0.93	$0.95	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.59	$1.32	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$2.10	$1.51	$1.59	$1.32	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.37	$1.10	$1.16	$1.21	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$1.36	$1.09	$1.37	$1.10	$1.16	$1.21	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.80	$1.50	$1.42	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.13	$1.65	$1.80	$1.50	$1.42	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.77	$1.49	$1.36	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.80	$1.49	$1.77	$1.49	$1.36	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	$1.00	—
Accumulation unit value at end of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.58	$1.49	$1.30	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.71	$1.42	$1.58	$1.49	$1.30	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.80	$1.65	$1.29	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.91	$1.54	$1.80	$1.65	$1.29	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.81	$1.35	$1.38	$1.35	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$2.00	$1.55	$1.81	$1.35	$1.38	$1.35	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	141

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.04	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.87	$1.67	$1.44	$1.56	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.04	$1.65	$1.87	$1.67	$1.44	$1.56	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.17	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—
Accumulation unit value at end of period	$1.25	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.06	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.74	$1.82	$1.45	$1.47	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.32	$1.74	$1.82	$1.45	$1.47	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.42	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.28	$1.17	$1.40	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.76	$1.43	$1.45	$1.28	$1.17	$1.40	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.42	$1.04	$1.16	$1.25	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$2.12	$1.54	$1.42	$1.04	$1.16	$1.25	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.80	$1.55	$1.44	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.06	$1.66	$1.80	$1.55	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.04	$0.93	$1.04	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.18	$1.07	$1.16	$1.04	$0.93	$1.04	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	22	22	22	22	22
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.94	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

142	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.50	$1.28	$1.23	$1.26	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.61	$1.35	$1.50	$1.28	$1.23	$1.26	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.48	$1.14	$1.17	$1.21	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.53	$1.20	$1.48	$1.14	$1.17	$1.21	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.07	$1.05	$1.07	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.13	$1.07	$1.05	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	93
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.14	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	727	737	746	756	765	774	782
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.17	$1.14	$1.16	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.31	$1.17	$1.14	$1.16	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	93
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.22	$1.18	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.28	$1.40	$1.22	$1.18	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.12	$1.09	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.21	$1.12	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356	356	356	356	356	356	356	356
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.73	$1.46	$1.36	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.93	$1.56	$1.73	$1.46	$1.36	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.48	$1.27	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.65	$1.39	$1.48	$1.27	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	143

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.58	$1.50	$1.22	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.34	$1.58	$1.50	$1.22	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.76	$1.48	$1.34	$1.41	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.08	$1.61	$1.76	$1.48	$1.34	$1.41	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.67	$1.35	$1.27	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$2.04	$1.66	$1.67	$1.35	$1.27	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.16	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$3.72	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.46	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	9	9	9	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.19	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	48	48	48	6	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	—	—	—	—	—	—	—

144	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$3.05	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.27	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	16	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.12	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$3.24	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$3.00	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	26	21	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.43	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	145

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.77	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.50	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.31	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.18	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$2.18	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.22	$1.84	$2.18	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.83	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$3.35	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$3.14	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.62	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

146	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$3.05	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.28	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.79	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	27	27	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.82	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.55	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.24	$1.55	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.31	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.74	$2.12	$2.31	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	8	13	15	15	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$2.15	$1.81	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.18	$1.80	$2.15	$1.81	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3	3	7	8	8	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	24	24	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.98	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.56	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3	3	6	7	7	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.34	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	147

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	27	27	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.69	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	31	26	26	26	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.90	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.23	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.79	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.51	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.31	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	29	14	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	36	31	28	28	—	—	—	—	—

148	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.94	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	14	14	14	14	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.69	$1.30	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.75	$1.37	$1.69	$1.30	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	50	50	—	—	18	20	22	24	24	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	134	151	187	134	96	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	433	433	565	477	107	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.59	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	353	356	399	399	372	163	77	15	16	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.76	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	20	73	73	73	73	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	92	120	120	120	120	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.32	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.33	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	149

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.65	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$2.76	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.96	$1.95	$1.51	$1.50	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$2.59	$1.96	$1.95	$1.51	$1.50	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.51	$1.42	$1.20	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.35	$1.51	$1.42	$1.20	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.19	$1.06	$1.04	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.08	$1.19	$1.06	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.41	$1.25	$1.20	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.57	$1.30	$1.41	$1.25	$1.20	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.52	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

150	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.62	$1.72	$1.41	$1.33	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$1.99	$1.62	$1.72	$1.41	$1.33	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.85	$0.85	$0.89	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.77	$0.77	$0.85	$0.85	$0.89	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.43	$1.27	$1.14	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.60	$1.32	$1.43	$1.27	$1.14	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.23	$0.85	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$1.22	$0.95	$1.23	$0.85	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.84	$0.81	$0.84	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.85	$0.78	$0.84	$0.81	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.94	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.92	$0.92	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	4	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.09	$1.00	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.08	$1.14	$1.09	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.96	$0.88	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$1.08	$0.95	$1.00	$0.96	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.00	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.07	$1.00	$1.01	$1.00	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.65	$1.75	$1.40	$1.41	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$2.20	$1.65	$1.75	$1.40	$1.41	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.57	$1.67	$1.41	$1.28	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$2.02	$1.57	$1.67	$1.41	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.97	$0.94	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.01	$0.95	$0.97	$0.97	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.29	$1.29	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.93	$1.46	$1.56	$1.29	$1.29	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.20	$0.96	$1.05	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$0.98	$1.20	$0.96	$1.05	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	151

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.70	$1.44	$1.22	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.47	$1.70	$1.44	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.54	$1.39	$1.24	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.54	$1.39	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.57	$1.43	$1.28	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.55	$1.34	$1.57	$1.43	$1.28	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.02	$0.95	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.12	$1.04	$1.06	$1.02	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.39	$1.28	$1.11	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.41	$1.17	$1.39	$1.28	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.01	$1.00	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.02	$1.01	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.99	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.02	$0.99	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.15	$0.96	$1.01	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.15	$0.96	$1.01	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	3	2	1	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	$0.94	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.04	$0.98	$1.00	$1.00	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.07	$1.03	$1.00	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.23	$0.99	$1.07	$1.03	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.24	$1.01	$0.95	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$1.12	$1.01	$1.24	$1.01	$0.95	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.81	$1.89	$1.45	$1.40	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$2.34	$1.81	$1.89	$1.45	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.64	$1.69	$1.31	$1.37	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$2.13	$1.64	$1.69	$1.31	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.59	$1.38	$1.24	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.40	$1.59	$1.38	$1.24	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

152	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.72	$1.70	$1.31	$1.29	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$2.14	$1.72	$1.70	$1.31	$1.29	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.41	$1.24	$1.11	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.41	$1.24	$1.11	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.52	$1.72	$1.51	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.91	$1.52	$1.72	$1.51	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	21	21	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.45	$1.20	$1.19	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.92	$1.38	$1.45	$1.20	$1.19	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.25	$1.00	$1.06	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.23	$0.99	$1.25	$1.00	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.96	$0.92	$0.89	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.96	$0.86	$0.96	$0.92	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.61	$1.35	$1.28	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.91	$1.48	$1.61	$1.35	$1.28	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.60	$1.35	$1.23	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.62	$1.34	$1.60	$1.35	$1.23	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.11	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.36	$1.28	$1.12	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.36	$1.28	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.56	$1.43	$1.12	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.33	$1.56	$1.43	$1.12	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.55	$1.16	$1.18	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$1.71	$1.32	$1.55	$1.16	$1.18	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	153

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.59	$1.42	$1.23	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.73	$1.40	$1.59	$1.42	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.04	$0.95	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.13	$1.04	$0.95	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00
Accumulation unit value at end of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.60	$1.68	$1.34	$1.36	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.13	$1.60	$1.68	$1.34	$1.36	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.07	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.46	$1.19	$1.20	$1.07	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.51	$1.39	$1.02	$1.14	$1.24	$1.23	$1.00
Accumulation unit value at end of period	$2.08	$1.51	$1.39	$1.02	$1.14	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.57	$1.35	$1.25	$1.28	$1.19	$1.00
Accumulation unit value at end of period	$1.79	$1.45	$1.57	$1.35	$1.25	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.06	$0.95	$0.85	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$1.08	$0.98	$1.06	$0.95	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.04	$0.93	$0.91	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$1.11	$0.97	$1.04	$0.93	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$0.98	$1.00	$0.97	$0.96	$0.98	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

154	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.94	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.36	$1.17	$1.12	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.46	$1.22	$1.36	$1.17	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.29	$1.00	$1.02	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.33	$1.05	$1.29	$1.00	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	1	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.02	$1.00	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.11	$1.02	$1.07	$1.02	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.07	$1.06	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.21	$1.07	$1.06	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.09	$1.06	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.21	$1.09	$1.06	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.12	$1.09	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.17	$1.28	$1.12	$1.09	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.05	$1.03	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.07	$1.14	$1.05	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.98	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$0.98	$1.00	$0.98	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.54	$1.30	$1.21	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.72	$1.39	$1.54	$1.30	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.18	$1.13	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.52	$1.28	$1.37	$1.18	$1.13	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	155

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.37	$1.31	$1.06	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.16	$1.37	$1.31	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.57	$1.33	$1.20	$1.26	$1.17	$1.00
Accumulation unit value at end of period	$1.85	$1.43	$1.57	$1.33	$1.20	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.62	$1.62	$1.31	$1.24	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.98	$1.62	$1.62	$1.31	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.11	$2.10	$1.62	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$2.78	$2.11	$2.10	$1.62	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.76	$1.65	$1.40	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.96	$1.57	$1.76	$1.65	$1.40	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.57	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.75	$1.45	$1.57	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.52	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.99	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

156	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.87	$1.53	$1.45	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$2.15	$1.76	$1.87	$1.53	$1.45	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.85	$0.85	$0.88	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.77	$0.76	$0.85	$0.85	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.62	$1.44	$1.30	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.82	$1.49	$1.62	$1.44	$1.30	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.29	$0.89	$0.87	$0.97	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$0.99	$1.29	$0.89	$0.87	$0.97	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.80	$0.86	$0.83	$0.86	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.87	$0.80	$0.86	$0.83	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.90	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.38	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.20	$1.11	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.35	$1.19	$1.26	$1.20	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.04	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.06	$1.04	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.81	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.41	$1.81	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.90	$1.59	$1.46	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.28	$1.78	$1.90	$1.59	$1.46	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.61	$1.34	$1.33	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.99	$1.50	$1.61	$1.34	$1.33	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.35	$1.08	$1.18	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.36	$1.11	$1.35	$1.08	$1.18	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	157

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.96	$1.65	$1.41	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$2.09	$1.69	$1.96	$1.65	$1.41	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.96	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.79	$1.63	$1.46	$1.54	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.77	$1.53	$1.79	$1.63	$1.46	$1.54	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.10	$1.03	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.12	$1.14	$1.10	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.57	$1.45	$1.26	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.59	$1.32	$1.57	$1.45	$1.26	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.94	$0.97	$1.09	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$0.84	$0.85	$0.94	$0.97	$1.09	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.06	$0.99	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.06	$1.06	$0.99	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.34	$1.29	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.53	$1.24	$1.34	$1.29	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	$1.00	—
Accumulation unit value at end of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.91	$1.99	$1.53	$1.48	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$2.46	$1.91	$1.99	$1.53	$1.48	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.70	$1.75	$1.36	$1.43	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.21	$1.70	$1.75	$1.36	$1.43	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.85	$1.61	$1.44	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.08	$1.63	$1.85	$1.61	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

158	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.76	$1.36	$1.34	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$2.21	$1.78	$1.76	$1.36	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.62	$1.42	$1.27	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.78	$1.44	$1.62	$1.42	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$2.00	$1.77	$1.49	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.22	$1.77	$2.00	$1.77	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.58	$1.31	$1.29	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$2.08	$1.49	$1.58	$1.31	$1.29	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.36	$1.09	$1.16	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.34	$1.08	$1.36	$1.09	$1.16	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.10	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.76	$1.48	$1.35	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.78	$1.47	$1.76	$1.48	$1.35	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.11	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.57	$1.48	$1.29	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.69	$1.40	$1.57	$1.48	$1.29	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.78	$1.64	$1.28	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.89	$1.52	$1.78	$1.64	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.83	$0.91	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.80	$1.34	$1.37	$1.35	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.97	$1.53	$1.80	$1.34	$1.37	$1.35	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	159

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.85	$1.66	$1.43	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.02	$1.63	$1.85	$1.66	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.24	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.05	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.81	$1.44	$1.47	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$2.29	$1.73	$1.81	$1.44	$1.47	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.27	$1.17	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.74	$1.42	$1.43	$1.27	$1.17	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$2.10	$1.53	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.78	$1.54	$1.43	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$2.03	$1.65	$1.78	$1.54	$1.43	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.03	$0.93	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.06	$1.15	$1.03	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

160	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.49	$1.27	$1.22	$1.26	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.60	$1.34	$1.49	$1.27	$1.22	$1.26	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.47	$1.13	$1.16	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.51	$1.19	$1.47	$1.13	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.06	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.12	$1.06	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.39	$1.21	$1.17	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.27	$1.39	$1.21	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.11	$1.09	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.20	$1.11	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88	88	88	88	88	88	88	88
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.00	$1.00	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.00	$1.02	$1.00	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.71	$1.45	$1.35	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.91	$1.54	$1.71	$1.45	$1.35	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.47	$1.26	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.47	$1.26	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	161

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.56	$1.49	$1.21	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.32	$1.56	$1.49	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.09	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.74	$1.47	$1.34	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.05	$1.59	$1.74	$1.47	$1.34	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.65	$1.34	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$2.02	$1.64	$1.65	$1.34	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.14	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.95	$1.94	$1.50	$1.49	$1.37	$1.23	$1.00
Accumulation unit value at end of period	$2.57	$1.95	$1.94	$1.50	$1.49	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.90	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.50	$1.41	$1.19	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.34	$1.50	$1.41	$1.19	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.06	$1.04	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.07	$1.18	$1.06	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.25	$1.19	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.56	$1.30	$1.40	$1.25	$1.19	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.52	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

162	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.61	$1.71	$1.40	$1.33	$1.34	$1.19	$1.00
Accumulation unit value at end of period	$1.97	$1.61	$1.71	$1.40	$1.33	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.85	$0.84	$0.88	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.76	$0.76	$0.85	$0.84	$0.88	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.27	$1.14	$1.19	$1.11	$1.00
Accumulation unit value at end of period	$1.59	$1.31	$1.42	$1.27	$1.14	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90	$1.00
Accumulation unit value at end of period	$1.04	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.23	$0.85	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$1.22	$0.94	$1.23	$0.85	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.84	$0.81	$0.83	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.85	$0.78	$0.84	$0.81	$0.83	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.91	$0.92	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.09	$0.99	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.07	$1.14	$1.09	$0.99	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	$0.96	$0.88	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$1.07	$0.94	$1.00	$0.96	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.99	$0.97	$0.99	$0.95	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$0.99	$0.97	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.64	$1.75	$1.39	$1.40	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$2.19	$1.64	$1.75	$1.39	$1.40	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.40	$1.28	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$2.00	$1.56	$1.67	$1.40	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.93	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$0.95	$0.96	$0.97	$0.93	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.29	$1.29	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.92	$1.45	$1.55	$1.29	$1.29	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.20	$0.96	$1.04	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$1.20	$0.98	$1.20	$0.96	$1.04	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	163

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.70	$1.43	$1.22	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.81	$1.46	$1.70	$1.43	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.54	$1.38	$1.24	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.54	$1.38	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.56	$1.42	$1.27	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.54	$1.34	$1.56	$1.42	$1.27	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.02	$0.95	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.11	$1.03	$1.06	$1.02	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.38	$1.28	$1.11	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.41	$1.17	$1.38	$1.28	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01	$1.00	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.99	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.99	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$1.14	$0.95	$1.00	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$1.09	$0.93	$1.14	$0.95	$1.00	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.94	$0.97	$1.08	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$0.84	$0.85	$0.94	$0.97	$1.08	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.99	$0.93	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$1.00	$0.99	$0.93	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.06	$1.03	$1.00	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.22	$0.98	$1.06	$1.03	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.24	$1.01	$0.95	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$1.11	$1.00	$1.24	$1.01	$0.95	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.45	$1.40	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$2.32	$1.80	$1.88	$1.45	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.63	$1.68	$1.31	$1.37	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$2.11	$1.63	$1.68	$1.31	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.58	$1.38	$1.23	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.77	$1.40	$1.58	$1.38	$1.23	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

164	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.71	$1.69	$1.30	$1.29	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.12	$1.71	$1.69	$1.30	$1.29	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.41	$1.24	$1.10	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.41	$1.24	$1.10	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$0.99	$0.97	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.51	$1.71	$1.51	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.89	$1.51	$1.71	$1.51	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.20	$1.18	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.90	$1.37	$1.45	$1.20	$1.18	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.24	$1.00	$1.06	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$0.99	$1.24	$1.00	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.96	$0.91	$0.89	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.96	$0.85	$0.96	$0.91	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.61	$1.35	$1.27	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.90	$1.47	$1.61	$1.35	$1.27	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.59	$1.34	$1.22	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.61	$1.33	$1.59	$1.34	$1.22	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.11	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.36	$1.28	$1.12	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.46	$1.21	$1.36	$1.28	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.55	$1.43	$1.11	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.32	$1.55	$1.43	$1.11	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.88	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.89	$0.83	$0.91	$0.88	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.54	$1.15	$1.18	$1.16	$1.15	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.54	$1.15	$1.18	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	165

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$1.02	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.58	$1.41	$1.22	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.72	$1.39	$1.58	$1.41	$1.22	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.16	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.67	$1.33	$1.35	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$2.11	$1.59	$1.67	$1.33	$1.35	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.40	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.45	$1.18	$1.20	$1.06	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.50	$1.39	$1.02	$1.14	$1.23	$1.23	$1.00
Accumulation unit value at end of period	$2.07	$1.50	$1.39	$1.02	$1.14	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.56	$1.35	$1.25	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.78	$1.44	$1.56	$1.35	$1.25	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.89	$0.91	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$0.85	$0.93	$0.89	$0.91	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.05	$0.94	$0.85	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$1.07	$0.98	$1.05	$0.94	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.04	$0.93	$0.91	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$1.10	$0.96	$1.04	$0.93	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

166	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.36	$1.16	$1.12	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.45	$1.22	$1.36	$1.16	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	72	72	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.29	$0.99	$1.02	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.04	$1.29	$0.99	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$1.00	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.10	$1.02	$1.07	$1.01	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.96	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	167	103	124	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.07	$1.05	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.20	$1.07	$1.05	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.08	$1.05	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.11	$1.20	$1.08	$1.05	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	25	25	219	221	191	82	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.12	$1.08	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.28	$1.12	$1.08	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	76	76	76	76	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.05	$1.03	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.06	$1.13	$1.05	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	64	81	89	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$0.99	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.53	$1.30	$1.21	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.71	$1.38	$1.53	$1.30	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.36	$1.17	$1.12	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.51	$1.27	$1.36	$1.17	$1.12	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	167

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.37	$1.30	$1.06	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.16	$1.37	$1.30	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.10	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.09	$1.15	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.56	$1.32	$1.20	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$1.84	$1.43	$1.56	$1.32	$1.20	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.61	$1.62	$1.31	$1.24	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.97	$1.61	$1.62	$1.31	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

168	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, sponsored by RiverSource Life Insurance Co. of New York as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2020

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	169

Statement of Assets and Liabilities

December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$963,887	$594,154	$4,720,341	$4,711,968	$3,621,921
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	34	—	—
Receivable for share redemptions	970	465	3,612	4,203	3,565
Total assets	964,857	594,619	4,723,987	4,716,171	3,625,486

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	970	466	3,612	3,620	3,442
Contract terminations	—	—	—	583	123
Payable for investments purchased	—	—	34	—	—
Total liabilities	970	466	3,646	4,203	3,565
Net assets applicable to contracts in accumulation period	962,381	593,576	4,719,861	4,702,029	3,576,291
Net assets applicable to contracts in payment period	—	—	—	9,939	42,674
Net assets applicable to seed money	1,506	577	480	—	2,956
Total net assets	$963,887	$594,153	$4,720,341	$4,711,968	$3,621,921
(1) Investment shares	72,147	18,458	158,614	330,897	63,232
(2) Investments, at cost	$894,792	$355,547	$4,018,682	$5,014,997	$3,181,297

December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$1,768,945	$287,442	$1,000,681	$2,468,855	$2,449,205
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	23	—
Receivable for share redemptions	1,581	218	748	5,356	2,053
Total assets	1,770,526	287,660	1,001,429	2,474,234	2,451,258

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,581	218	746	2,076	2,040
Contract terminations	—	—	2	3,280	13
Payable for investments purchased	—	—	—	23	—
Total liabilities	1,581	218	748	5,379	2,053
Net assets applicable to contracts in accumulation period	1,767,823	287,442	996,969	2,468,676	2,448,960
Net assets applicable to contracts in payment period	—	—	3,573	—	—
Net assets applicable to seed money	1,122	—	139	179	245
Total net assets	$1,768,945	$287,442	$1,000,681	$2,468,855	$2,449,205
(1) Investment shares	197,427	24,995	87,167	119,268	119,590
(2) Investments, at cost	$1,791,933	$219,163	$772,448	$2,036,986	$1,829,635

See accompanying notes to financial statements.

170	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value(1),(2)	$655,110	$11,600,736	$3,164,049	$82,038	$703,155
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	30,031	5	—
Receivable for share redemptions	481	13,388	2,897	75	520
Total assets	655,591	11,614,124	3,196,977	82,118	703,675

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	481	9,891	2,895	75	520
Contract terminations	—	3,497	2	—	—
Payable for investments purchased	—	—	30,031	5	—
Total liabilities	481	13,388	32,928	80	520
Net assets applicable to contracts in accumulation period	655,110	11,565,895	3,163,391	81,944	703,050
Net assets applicable to contracts in payment period	—	33,607	—	—	—
Net assets applicable to seed money	—	1,234	658	94	105
Total net assets	$655,110	$11,600,736	$3,164,049	$82,038	$703,155
(1) Investment shares	55,897	988,138	218,512	4,262	307,055
(2) Investments, at cost	$430,372	$8,245,938	$3,158,381	$78,398	$596,419

December 31, 2019 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$572,549	$35,755,716	$437,638	$3,842,524	$1,232,941
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	3,944	—	—	—
Receivable for share redemptions	531	34,045	402	4,959	1,152
Total assets	573,080	35,793,705	438,040	3,847,483	1,234,093

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	489	33,920	402	3,591	1,152
Contract terminations	42	125	—	1,368	—
Payable for investments purchased	—	3,944	—	—	—
Total liabilities	531	37,989	402	4,959	1,152
Net assets applicable to contracts in accumulation period	572,280	35,567,709	436,101	3,842,220	1,232,213
Net assets applicable to contracts in payment period	—	187,765	—	—	—
Net assets applicable to seed money	269	242	1,537	304	728
Total net assets	$572,549	$35,755,716	$437,638	$3,842,524	$1,232,941
(1) Investment shares	20,790	1,153,782	79,570	146,270	21,581
(2) Investments, at cost	$468,810	$26,691,037	$481,977	$2,814,245	$954,956

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	171

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$18,795,607	$146,628	$2,304,280	$23,560,712	$922,668
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	152	1,022	732	—
Receivable for share redemptions	18,615	156	2,175	21,345	791
Total assets	18,814,222	146,936	2,307,477	23,582,789	923,459

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,999	156	2,175	20,097	791
Contract terminations	616	—	—	1,248	—
Payable for investments purchased	—	152	1,022	732	—
Total liabilities	18,615	308	3,197	22,077	791
Net assets applicable to contracts in accumulation period	18,670,237	146,307	2,303,913	23,360,636	921,602
Net assets applicable to contracts in payment period	124,877	—	—	200,076	—
Net assets applicable to seed money	493	321	367	—	1,066
Total net assets	$18,795,607	$146,628	$2,304,280	$23,560,712	$922,668
(1) Investment shares	325,296	16,568	79,843	806,321	96,011
(2) Investments, at cost	$8,072,019	$154,917	$1,735,537	$10,625,537	$926,537

December 31, 2019 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Assets
Investments, at fair value(1),(2)	$2,206,356	$8,156,300	$545,359	$3,988,205	$6,562,325
Dividends receivable	—	—	—	—	184
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	7	—	1,353	16
Receivable for share redemptions	2,084	8,482	513	3,366	5,720
Total assets	2,208,440	8,164,789	545,872	3,992,924	6,568,245

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,084	7,182	513	3,346	5,720
Contract terminations	—	1,300	—	20	—
Payable for investments purchased	—	7	—	1,353	16
Total liabilities	2,084	8,489	513	4,719	5,736
Net assets applicable to contracts in accumulation period	2,205,663	8,099,950	544,597	3,979,840	6,546,635
Net assets applicable to contracts in payment period	—	56,350	—	8,364	—
Net assets applicable to seed money	693	—	762	1	15,874
Total net assets	$2,206,356	$8,156,300	$545,359	$3,988,205	$6,562,509
(1) Investment shares	117,359	431,322	60,866	440,686	6,562,325
(2) Investments, at cost	$2,028,185	$6,362,634	$585,225	$4,643,589	$6,562,323

See accompanying notes to financial statements.

172	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$8,695,331	$2,299,717	$7,472,483	$3,112,161	$6,556,112
Dividends receivable	274	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	776	—	1,724
Receivable for share redemptions	16,550	2,221	6,730	2,796	5,395
Total assets	8,712,155	2,301,938	7,479,989	3,114,957	6,563,231

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,302	2,221	6,650	2,796	5,395
Contract terminations	9,248	—	80	—	—
Payable for investments purchased	—	—	776	—	1,724
Total liabilities	16,550	2,221	7,506	2,796	7,119
Net assets applicable to contracts in accumulation period	8,678,496	2,298,838	7,426,068	3,111,190	6,535,423
Net assets applicable to contracts in payment period	17,108	—	46,413	—	20,689
Net assets applicable to seed money	1	879	2	971	—
Total net assets	$8,695,605	$2,299,717	$7,472,483	$3,112,161	$6,556,112
(1) Investment shares	8,695,331	340,195	1,097,281	410,034	853,660
(2) Investments, at cost	$8,695,184	$2,289,697	$7,353,004	$3,154,291	$7,185,258

December 31, 2019 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$3,012,577	$16,357,366	$2,139,166	$4,149,640	$43,550,330
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	8,004	—	—	115,500
Receivable for share redemptions	2,753	13,963	1,822	3,685	46,325
Total assets	3,015,330	16,379,333	2,140,988	4,153,325	43,712,155

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,753	13,880	1,822	3,143	37,702
Contract terminations	—	83	—	542	8,623
Payable for investments purchased	—	8,004	—	—	115,500
Total liabilities	2,753	21,967	1,822	3,685	161,825
Net assets applicable to contracts in accumulation period	3,011,908	16,278,573	2,138,882	4,149,430	43,550,066
Net assets applicable to contracts in payment period	—	78,792	—	—	—
Net assets applicable to seed money	669	1	284	210	264
Total net assets	$3,012,577	$16,357,366	$2,139,166	$4,149,640	$43,550,330
(1) Investment shares	283,670	1,533,024	100,148	191,758	1,698,531
(2) Investments, at cost	$2,955,241	$16,064,121	$1,540,072	$1,787,879	$31,404,038
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	173

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value(1),(2)	$2,915,250	$753,841	$699,684	$3,739,886	$531,899
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	16	—	16
Receivable for share redemptions	2,454	665	712	4,087	519
Total assets	2,917,704	754,506	700,412	3,743,973	532,434

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,454	665	712	3,706	519
Contract terminations	—	—	—	381	—
Payable for investments purchased	—	—	16	—	16
Total liabilities	2,454	665	728	4,087	535
Net assets applicable to contracts in accumulation period	2,914,354	752,663	699,289	3,709,813	530,858
Net assets applicable to contracts in payment period	—	—	—	29,572	—
Net assets applicable to seed money	896	1,178	395	501	1,041
Total net assets	$2,915,250	$753,841	$699,684	$3,739,886	$531,899
(1) Investment shares	299,923	68,844	21,569	113,986	39,932
(2) Investments, at cost	$2,870,596	$689,428	$536,463	$1,679,494	$531,306

December 31, 2019 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,984,296	$739,826	$877,299	$868,411	$2,009,964
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2	—	—	—	—
Receivable for share redemptions	4,360	699	2,994	836	1,666
Total assets	3,988,658	740,525	880,293	869,247	2,011,630

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,811	699	749	836	1,633
Contract terminations	549	—	2,244	—	33
Payable for investments purchased	2	—	—	—	—
Total liabilities	4,362	699	2,993	836	1,666
Net assets applicable to contracts in accumulation period	3,952,073	739,477	876,958	868,118	2,009,937
Net assets applicable to contracts in payment period	32,223	—	—	—	—
Net assets applicable to seed money	—	349	342	293	27
Total net assets	$3,984,296	$739,826	$877,300	$868,411	$2,009,964
(1) Investment shares	297,780	27,371	32,112	34,230	78,392
(2) Investments, at cost	$3,692,985	$600,608	$582,340	$643,955	$1,019,598

See accompanying notes to financial statements.

174	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Assets
Investments, at fair value(1),(2)	$477,058	$1,434,526	$2,900,525	$553,531	$962,315
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	338	—	—	—
Receivable for share redemptions	450	1,121	2,827	521	938
Total assets	477,508	1,435,985	2,903,352	554,052	963,253

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	450	1,121	2,827	521	938
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	338	—	—	—
Total liabilities	450	1,459	2,827	521	938
Net assets applicable to contracts in accumulation period	476,718	1,433,376	2,899,763	553,239	961,480
Net assets applicable to contracts in payment period	—	796	—	—	—
Net assets applicable to seed money	340	354	762	292	835
Total net assets	$477,058	$1,434,526	$2,900,525	$553,531	$962,315
(1) Investment shares	19,520	57,984	685,703	23,267	90,870
(2) Investments, at cost	$395,702	$792,218	$2,998,404	$445,145	$942,412

December 31, 2019 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$3,276,511	$610,996	$1,107,366	$300,871	$502,106
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,284	200	—	—	—
Receivable for share redemptions	2,553	477	1,095	278	434
Total assets	3,281,348	611,673	1,108,461	301,149	502,540

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,553	477	1,095	278	433
Contract terminations	—	—	—	—	1
Payable for investments purchased	2,284	200	—	—	—
Total liabilities	4,837	677	1,095	278	434
Net assets applicable to contracts in accumulation period	3,268,001	610,996	1,106,420	299,823	501,178
Net assets applicable to contracts in payment period	8,510	—	—	—	—
Net assets applicable to seed money	—	—	946	1,048	928
Total net assets	$3,276,511	$610,996	$1,107,366	$300,871	$502,106
(1) Investment shares	308,523	166,484	101,037	27,452	70,029
(2) Investments, at cost	$3,186,838	$1,071,867	$1,101,517	$307,066	$575,731

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	175

Statement of Assets and Liabilities

December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$1,498,169	$4,336,805	$924,769	$1,238,243	$1,689,588
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,727	8	—	172
Receivable for share redemptions	1,338	3,488	869	1,130	1,560
Total assets	1,499,507	4,342,020	925,646	1,239,373	1,691,320

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,338	3,488	869	1,130	1,560
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	1,727	8	—	172
Total liabilities	1,338	5,215	877	1,130	1,732
Net assets applicable to contracts in accumulation period	1,497,407	4,336,714	923,834	1,237,437	1,688,359
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	762	91	935	806	1,229
Total net assets	$1,498,169	$4,336,805	$924,769	$1,238,243	$1,689,588
(1) Investment shares	270,917	770,303	94,461	127,786	152,628
(2) Investments, at cost	$1,580,017	$5,319,508	$884,070	$1,279,885	$1,632,857

December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$6,507,297	$1,448,179	$577,453	$3,649,667	$511,178
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	6,289	1,476	588	3,467	483
Total assets	6,513,586	1,449,655	578,041	3,653,134	511,661

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,258	1,476	588	3,467	483
Contract terminations	1,031	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	6,289	1,476	588	3,467	483
Net assets applicable to contracts in accumulation period	6,507,297	1,447,714	577,056	3,649,370	510,533
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	465	397	297	645
Total net assets	$6,507,297	$1,448,179	$577,453	$3,649,667	$511,178
(1) Investment shares	173,297	39,492	16,979	128,148	14,723
(2) Investments, at cost	$3,728,050	$1,088,911	$403,021	$2,652,372	$311,938

See accompanying notes to financial statements.

176	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Assets
Investments, at fair value(1),(2)	$2,244,523	$664,536	$3,356,645	$918,965	$3,240,447
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	37	1,160
Receivable for share redemptions	2,134	631	3,080	813	2,932
Total assets	2,246,657	665,167	3,359,725	919,815	3,244,539

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,134	631	3,077	740	2,932
Contract terminations	—	—	3	73	—
Payable for investments purchased	—	—	—	37	1,160
Total liabilities	2,134	631	3,080	850	4,092
Net assets applicable to contracts in accumulation period	2,244,236	663,722	3,356,343	912,978	3,239,621
Net assets applicable to contracts in payment period	—	—	—	5,606	—
Net assets applicable to seed money	287	814	302	381	826
Total net assets	$2,244,523	$664,536	$3,356,645	$918,965	$3,240,447
(1) Investment shares	87,814	60,633	113,362	30,653	316,450
(2) Investments, at cost	$1,800,096	$642,036	$2,736,572	$593,011	$3,198,018

December 31, 2019 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,038,832	$1,891,486	$567,650	$5,531,042	$30,061,762
Dividends receivable	—	—	—	17,954	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	16	150	16
Receivable for share redemptions	936	1,832	542	4,651	32,713
Total assets	1,039,768	1,893,318	568,208	5,553,797	30,094,491

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	936	1,832	542	4,651	26,334
Contract terminations	—	—	—	—	6,379
Payable for investments purchased	—	—	16	18,104	16
Total liabilities	936	1,832	558	22,755	32,729
Net assets applicable to contracts in accumulation period	1,038,476	1,890,536	566,710	5,524,725	30,037,213
Net assets applicable to contracts in payment period	—	—	—	6,317	22,937
Net assets applicable to seed money	356	950	940	—	1,612
Total net assets	$1,038,832	$1,891,486	$567,650	$5,531,042	$30,061,762
(1) Investment shares	33,105	165,920	42,553	604,485	832,736
(2) Investments, at cost	$629,764	$1,897,681	$565,181	$5,599,714	$25,641,590

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	177

Statement of Assets and Liabilities

December 31, 2019 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,129,132	$7,162,588	$1,760,365	$23,460,296	$257,777
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	745	—
Receivable for share redemptions	845	6,579	1,356	21,911	188
Total assets	1,129,977	7,169,167	1,761,721	23,482,952	257,965

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	845	5,607	1,356	19,461	188
Contract terminations	—	972	—	2,450	—
Payable for investments purchased	—	—	—	745	—
Total liabilities	845	6,579	1,356	22,656	188
Net assets applicable to contracts in accumulation period	1,129,132	7,119,406	1,760,365	23,437,301	257,777
Net assets applicable to contracts in payment period	—	42,795	—	21,791	—
Net assets applicable to seed money	—	387	—	1,204	—
Total net assets	$1,129,132	$7,162,588	$1,760,365	$23,460,296	$257,777
(1) Investment shares	51,441	331,909	54,015	738,907	11,193
(2) Investments, at cost	$802,186	$5,178,742	$1,573,053	$22,687,709	$207,279

December 31, 2019 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$2,697,052	$6,728,423	$3,590,252	$3,182,050	$9,889,034
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	36	274	971	50,111	366
Receivable for share redemptions	2,133	6,038	2,775	2,988	8,676
Total assets	2,699,221	6,734,735	3,593,998	3,235,149	9,898,076

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,133	6,038	2,775	2,988	8,638
Contract terminations	—	—	—	—	38
Payable for investments purchased	36	274	971	50,111	366
Total liabilities	2,169	6,312	3,746	53,099	9,042
Net assets applicable to contracts in accumulation period	2,695,959	6,727,827	3,527,707	3,181,089	9,887,917
Net assets applicable to contracts in payment period	991	—	62,545	—	—
Net assets applicable to seed money	102	596	—	961	1,117
Total net assets	$2,697,052	$6,728,423	$3,590,252	$3,182,050	$9,889,034
(1) Investment shares	117,775	593,335	205,157	200,003	525,733
(2) Investments, at cost	$2,181,233	$6,762,960	$3,450,364	$3,123,484	$9,790,918

See accompanying notes to financial statements.

178	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$8,214,160	$7,054,140	$281,553	$408,201	$4,281,936
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	20	26	—	—	15
Receivable for share redemptions	7,305	5,911	249	332	3,715
Total assets	8,221,485	7,060,077	281,802	408,533	4,285,666

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,047	5,456	249	332	3,365
Contract terminations	258	455	—	—	350
Payable for investments purchased	20	26	—	—	15
Total liabilities	7,325	5,937	249	332	3,730
Net assets applicable to contracts in accumulation period	8,212,853	7,009,556	280,595	408,201	4,281,936
Net assets applicable to contracts in payment period	—	44,584	—	—	—
Net assets applicable to seed money	1,307	—	958	—	—
Total net assets	$8,214,160	$7,054,140	$281,553	$408,201	$4,281,936
(1) Investment shares	545,791	434,904	31,318	32,346	238,814
(2) Investments, at cost	$8,981,285	$6,524,022	$288,571	$385,711	$3,620,260

December 31, 2019 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$7,162,701	$10,762,910	$277,778	$4,494,475	$382,445
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	3,135	—	—	—
Receivable for share redemptions	10,798	8,920	351	10,274	297
Total assets	7,173,499	10,774,965	278,129	4,504,749	382,742

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,370	8,920	231	3,990	297
Contract terminations	4,428	—	120	6,284	—
Payable for investments purchased	—	3,135	—	—	—
Total liabilities	10,798	12,055	351	10,274	297
Net assets applicable to contracts in accumulation period	7,160,798	10,756,299	277,620	4,492,817	382,445
Net assets applicable to contracts in payment period	—	5,891	—	—	—
Net assets applicable to seed money	1,903	720	158	1,658	—
Total net assets	$7,162,701	$10,762,910	$277,778	$4,494,475	$382,445
(1) Investment shares	170,744	2,098,033	9,562	196,351	5,695
(2) Investments, at cost	$6,392,302	$11,037,069	$281,673	$4,363,616	$275,680

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	179

Statement of Assets and Liabilities

December 31, 2019 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$2,204,785	$936,650	$5,189,202	$6,037,910	$774,951
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,941	—	—	54
Receivable for share redemptions	3,696	839	4,934	6,728	642
Total assets	2,208,481	940,430	5,194,136	6,044,638	775,647

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,788	839	4,144	6,668	642
Contract terminations	1,908	—	790	60	—
Payable for investments purchased	—	2,941	—	—	54
Total liabilities	3,696	3,780	4,934	6,728	696
Net assets applicable to contracts in accumulation period	2,203,401	935,663	5,188,975	6,005,337	774,951
Net assets applicable to contracts in payment period	—	—	—	32,573	—
Net assets applicable to seed money	1,384	987	227	—	—
Total net assets	$2,204,785	$936,650	$5,189,202	$6,037,910	$774,951
(1) Investment shares	34,504	87,293	303,640	172,759	28,459
(2) Investments, at cost	$1,603,479	$940,945	$4,557,815	$4,871,517	$610,354

December 31, 2019 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$796,658	$1,677,228	$2,957,940	$701,762	$536,214
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	29	40	—
Receivable for share redemptions	639	1,376	4,957	509	458
Total assets	797,297	1,678,604	2,962,926	702,311	536,672

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	639	1,362	2,365	509	458
Contract terminations	—	14	2,592	—	—
Payable for investments purchased	—	—	29	40	—
Total liabilities	639	1,376	4,986	549	458
Net assets applicable to contracts in accumulation period	796,658	1,655,005	2,927,593	701,762	535,928
Net assets applicable to contracts in payment period	—	22,223	30,157	—	—
Net assets applicable to seed money	—	—	190	—	286
Total net assets	$796,658	$1,677,228	$2,957,940	$701,762	$536,214
(1) Investment shares	29,473	58,871	76,870	128,528	100,982
(2) Investments, at cost	$633,843	$1,442,301	$2,457,201	$633,127	$486,085

See accompanying notes to financial statements.

180	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Assets
Investments, at fair value(1),(2)	$1,174,603	$619,282	$5,909,096	$936,778	$1,222,470
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	30,064	50,106	—	1,456
Receivable for share redemptions	1,006	522	6,338	702	1,128
Total assets	1,175,609	649,868	5,965,540	937,480	1,225,054

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	864	522	6,048	702	1,128
Contract terminations	142	—	290	—	—
Payable for investments purchased	—	30,064	50,106	—	1,456
Total liabilities	1,006	30,586	56,444	702	2,584
Net assets applicable to contracts in accumulation period	1,174,603	618,350	5,907,662	936,778	1,221,504
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	932	1,434	—	966
Total net assets	$1,174,603	$619,282	$5,909,096	$936,778	$1,222,470
(1) Investment shares	43,136	65,187	141,705	11,720	94,109
(2) Investments, at cost	$807,741	$649,213	$5,453,259	$529,562	$1,208,825

December 31, 2019 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,052,276	$1,016,418	$3,182,759	$473,241	$3,509,670
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	756	753	3,103	421	3,266
Total assets	1,053,032	1,017,171	3,185,862	473,662	3,512,936

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	756	753	2,689	421	2,741
Contract terminations	—	—	414	—	525
Payable for investments purchased	—	—	—	—	—
Total liabilities	756	753	3,103	421	3,266
Net assets applicable to contracts in accumulation period	1,052,276	1,016,418	3,180,218	471,751	3,509,670
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	2,541	1,490	—
Total net assets	$1,052,276	$1,016,418	$3,182,759	$473,241	$3,509,670
(1) Investment shares	70,012	31,863	80,292	34,670	157,596
(2) Investments, at cost	$529,952	$1,093,776	$2,321,448	$431,862	$2,801,319

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	181

Statement of Assets and Liabilities

December 31, 2019 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Assets
Investments, at fair value(1),(2)	$1,949,321	$6,296,896	$2,266,721	$1,098,854	$711,200
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	397	398	164	—
Receivable for share redemptions	1,505	5,465	2,025	874	743
Total assets	1,950,826	6,302,758	2,269,144	1,099,892	711,943

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,403	5,465	2,025	874	567
Contract terminations	102	—	—	—	176
Payable for investments purchased	—	397	398	164	—
Total liabilities	1,505	5,862	2,423	1,038	743
Net assets applicable to contracts in accumulation period	1,949,321	6,290,345	2,265,026	1,098,854	711,058
Net assets applicable to contracts in payment period	—	5,008	—	—	—
Net assets applicable to seed money	—	1,543	1,695	—	142
Total net assets	$1,949,321	$6,296,896	$2,266,721	$1,098,854	$711,200
(1) Investment shares	108,175	182,202	179,471	101,746	51,499
(2) Investments, at cost	$1,720,393	$5,204,678	$2,125,233	$967,758	$562,889

December 31, 2019 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Assets
Investments, at fair value(1),(2)	$787,942	$129,718	$4,271,350	$223,808	$3,631,746
Dividends receivable	—	—	—	—	8,548
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	843	—	920
Receivable for share redemptions	771	123	3,635	203	3,336
Total assets	788,713	129,841	4,275,828	224,011	3,644,550

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	771	123	3,635	203	3,336
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	843	—	9,468
Total liabilities	771	123	4,478	203	12,804
Net assets applicable to contracts in accumulation period	786,039	128,370	4,270,545	222,313	3,609,321
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,903	1,348	805	1,495	22,425
Total net assets	$787,942	$129,718	$4,271,350	$223,808	$3,631,746
(1) Investment shares	29,215	12,594	391,149	17,777	329,560
(2) Investments, at cost	$641,820	$122,280	$4,237,123	$219,216	$3,586,504

See accompanying notes to financial statements.

182	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$1,191,031	$531,608	$6,257,936	$910,048	$257,060
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1	—	31	—
Receivable for share redemptions	911	382	6,956	727	203
Total assets	1,191,942	531,991	6,264,892	910,806	257,263

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	911	382	6,908	678	203
Contract terminations	—	—	48	49	—
Payable for investments purchased	—	1	—	31	—
Total liabilities	911	383	6,956	758	203
Net assets applicable to contracts in accumulation period	1,191,031	527,498	6,245,922	909,797	257,060
Net assets applicable to contracts in payment period	—	3,968	12,014	—	—
Net assets applicable to seed money	—	142	—	251	—
Total net assets	$1,191,031	$531,608	$6,257,936	$910,048	$257,060
(1) Investment shares	71,319	35,464	156,762	23,491	26,365
(2) Investments, at cost	$1,044,360	$456,966	$4,459,417	$678,364	$259,644

December 31, 2019 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,794,686	$435,499	$690,691	$40,400,588	$42,749,195
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	456	—	—	668	28,624
Receivable for share redemptions	1,648	340	786	35,290	34,923
Total assets	1,796,790	435,839	691,477	40,436,546	42,812,742

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,648	340	648	35,290	34,923
Contract terminations	—	—	138	—	—
Payable for investments purchased	456	—	—	668	28,624
Total liabilities	2,104	340	786	35,958	63,547
Net assets applicable to contracts in accumulation period	1,793,759	435,499	689,111	40,400,406	42,749,195
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	927	—	1,580	182	—
Total net assets	$1,794,686	$435,499	$690,691	$40,400,588	$42,749,195
(1) Investment shares	112,379	26,883	80,034	1,834,722	1,937,860
(2) Investments, at cost	$1,893,271	$458,566	$569,527	$26,551,535	$23,789,426

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	183

Statement of Assets and Liabilities

December 31, 2019 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$1,530,151	$32,225,419	$27,972,623	$8,465,025	$15,063,506
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	125	—	5,723	4
Receivable for share redemptions	1,417	31,029	24,440	7,354	13,628
Total assets	1,531,568	32,256,573	27,997,063	8,478,102	15,077,138

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,417	31,029	24,440	7,354	13,592
Contract terminations	—	—	—	—	36
Payable for investments purchased	—	125	—	5,723	4
Total liabilities	1,417	31,154	24,440	13,077	13,632
Net assets applicable to contracts in accumulation period	1,529,113	32,224,876	27,972,541	8,464,703	15,063,100
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,038	543	82	322	406
Total net assets	$1,530,151	$32,225,419	$27,972,623	$8,465,025	$15,063,506
(1) Investment shares	287,083	2,156,989	1,872,331	741,246	1,260,544
(2) Investments, at cost	$1,784,208	$26,987,608	$21,809,179	$7,771,053	$13,632,837

December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$42,316,952	$98,805,064	$582,691,332	$1,004,402,696	$453,343,099
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	11,364	28,173	54,204	107,026
Receivable for share redemptions	39,947	91,177	672,765	1,373,544	469,731
Total assets	42,356,899	98,907,605	583,392,270	1,005,830,444	453,919,856

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	39,170	91,177	512,611	911,094	408,127
Contract terminations	777	—	160,154	462,450	61,604
Payable for investments purchased	—	11,364	28,173	54,204	107,026
Total liabilities	39,947	102,541	700,938	1,427,748	576,757
Net assets applicable to contracts in accumulation period	42,316,713	98,804,829	582,691,182	1,004,402,604	453,126,692
Net assets applicable to contracts in payment period	—	—	—	—	216,273
Net assets applicable to seed money	239	235	150	92	134
Total net assets	$42,316,952	$98,805,064	$582,691,332	$1,004,402,696	$453,343,099
(1) Investment shares	3,337,299	7,351,567	38,949,955	64,716,669	24,505,032
(2) Investments, at cost	$37,252,574	$83,955,857	$461,929,386	$771,725,700	$318,419,427

See accompanying notes to financial statements.

184	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$474,915,928	$188,683,695	$146,514,203	$84,861,594	$86,069,598
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,558	—	21,336	5,558	—
Receivable for share redemptions	554,197	696,556	126,949	76,660	76,075
Total assets	475,471,683	189,380,251	146,662,488	84,943,812	86,145,673

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	398,225	164,812	120,589	76,660	73,809
Contract terminations	155,972	531,744	6,360	—	2,266
Payable for investments purchased	1,558	—	21,336	5,558	—
Total liabilities	555,755	696,556	148,285	82,218	76,075
Net assets applicable to contracts in accumulation period	474,915,928	188,503,163	146,514,159	84,720,365	86,069,574
Net assets applicable to contracts in payment period	—	180,309	—	140,817	—
Net assets applicable to seed money	—	223	44	412	24
Total net assets	$474,915,928	$188,683,695	$146,514,203	$84,861,594	$86,069,598
(1) Investment shares	25,629,570	9,322,317	7,228,130	5,102,922	5,166,242
(2) Investments, at cost	$281,932,405	$125,024,647	$82,473,442	$64,617,314	$57,737,405

December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$688,189	$263,207	$1,680,669	$1,340,870	$693,957
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	16	—	—	—	—
Receivable for share redemptions	693	271	1,686	1,311	655
Total assets	688,898	263,478	1,682,355	1,342,181	694,612

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	693	271	1,355	1,311	655
Contract terminations	—	—	331	—	—
Payable for investments purchased	16	—	—	—	—
Total liabilities	709	271	1,686	1,311	655
Net assets applicable to contracts in accumulation period	687,345	262,922	1,680,611	1,340,592	693,512
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	844	285	58	278	445
Total net assets	$688,189	$263,207	$1,680,669	$1,340,870	$693,957
(1) Investment shares	61,999	11,292	71,305	54,133	24,487
(2) Investments, at cost	$673,463	$149,103	$732,429	$1,099,025	$586,282
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	185

Statement of Assets and Liabilities

December 31, 2019 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$3,803,879	$23,725,154	$164,705,065	$112,219,915	$8,296,820
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	61	1,179	32,514	—	—
Receivable for share redemptions	3,062	21,916	144,803	127,898	11,598
Total assets	3,807,002	23,748,249	164,882,382	112,347,813	8,308,418

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,936	21,916	144,803	99,836	6,525
Contract terminations	126	—	—	28,062	5,073
Payable for investments purchased	61	1,179	32,514	—	—
Total liabilities	3,123	23,095	177,317	127,898	11,598
Net assets applicable to contracts in accumulation period	3,803,846	23,724,860	164,704,790	112,219,661	8,285,733
Net assets applicable to contracts in payment period	—	—	—	—	11,087
Net assets applicable to seed money	33	294	275	254	—
Total net assets	$3,803,879	$23,725,154	$164,705,065	$112,219,915	$8,296,820
(1) Investment shares	132,678	1,882,949	11,631,714	8,387,139	319,108
(2) Investments, at cost	$2,021,034	$21,559,424	$143,197,712	$98,476,841	$8,645,789

December 31, 2019 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$13,264,853	$2,251,000	$1,592,436	$2,642,357	$4,181,247
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	217	—	36	—
Receivable for share redemptions	12,216	1,663	1,954	2,152	4,186
Total assets	13,277,069	2,252,880	1,594,390	2,644,545	4,185,433

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,260	1,663	1,282	2,136	3,614
Contract terminations	1,956	—	672	16	572
Payable for investments purchased	—	217	—	36	—
Total liabilities	12,216	1,880	1,954	2,188	4,186
Net assets applicable to contracts in accumulation period	13,234,477	2,251,000	1,574,567	2,560,183	4,179,750
Net assets applicable to contracts in payment period	30,376	—	17,793	80,297	—
Net assets applicable to seed money	—	—	76	1,877	1,497
Total net assets	$13,264,853	$2,251,000	$1,592,436	$2,642,357	$4,181,247
(1) Investment shares	595,905	109,538	847,041	99,039	421,922
(2) Investments, at cost	$15,616,988	$1,720,578	$2,635,124	$2,167,114	$3,925,986

See accompanying notes to financial statements.

186	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2019 (continued)	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$624,967
Dividends receivable	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—
Receivable for share redemptions	590
Total assets	625,557

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	590
Contract terminations	—
Payable for investments purchased	—
Total liabilities	590
Net assets applicable to contracts in accumulation period	623,994
Net assets applicable to contracts in payment period	—
Net assets applicable to seed money	973
Total net assets	$624,967
(1) Investment shares	84,114
(2) Investments, at cost	$638,192

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	187

Statement of Operations

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$16,573	$953	$48,366	$36,561	$—
Variable account expenses	10,026	5,195	41,356	40,383	33,590
Investment income (loss) — net	6,547	(4,242)	7,010	(3,822)	(33,590)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,326	97,105	1,029,411	695,263	501,476
Cost of investments sold	27,339	60,857	895,884	799,978	442,184
Net realized gain (loss) on sales of investments	1,987	36,248	133,527	(104,715)	59,292
Distributions from capital gains	1,049	33,382	508,402	—	407,793
Net change in unrealized appreciation or depreciation of investments	97,180	77,330	295,844	779,695	402,892
Net gain (loss) on investments	100,216	146,960	937,773	674,980	869,977
Net increase (decrease) in net assets resulting from operations	$106,763	$142,718	$944,783	$671,158	$836,387

Year ended December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$28,454	$2,258	$6,576	$48,017	$—
Variable account expenses	18,561	2,317	7,922	24,095	20,797
Investment income (loss) — net	9,893	(59)	(1,346)	23,922	(20,797)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	270,357	22,331	81,443	687,441	335,771
Cost of investments sold	277,907	17,730	68,396	599,213	266,737
Net realized gain (loss) on sales of investments	(7,550)	4,601	13,047	88,228	69,034
Distributions from capital gains	—	13,561	47,623	271,211	224,095
Net change in unrealized appreciation or depreciation of investments	304,159	45,946	160,544	226,911	328,326
Net gain (loss) on investments	296,609	64,108	221,214	586,350	621,455
Net increase (decrease) in net assets resulting from operations	$306,502	$64,049	$219,868	$610,272	$600,658

Year ended December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$14,000	$221,601	$38,544	$841	$10,747
Variable account expenses	5,564	108,871	33,757	830	5,890
Investment income (loss) — net	8,436	112,730	4,787	11	4,857

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	145,353	2,266,902	1,210,236	15,872	108,808
Cost of investments sold	104,541	1,701,588	1,247,888	16,337	94,223
Net realized gain (loss) on sales of investments	40,812	565,314	(37,652)	(465)	14,585
Distributions from capital gains	41,231	674,967	121,834	6,912	24,740
Net change in unrealized appreciation or depreciation of investments	60,691	1,163,771	417,168	7,353	101,784
Net gain (loss) on investments	142,734	2,404,052	501,350	13,800	141,109
Net increase (decrease) in net assets resulting from operations	$151,170	$2,516,782	$506,137	$13,811	$145,966

See accompanying notes to financial statements.

188	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2019 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$3,843	$—	$—
Variable account expenses	5,960	356,178	4,328	37,546	12,877
Investment income (loss) — net	(5,960)	(356,178)	(485)	(37,546)	(12,877)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	192,379	5,721,838	42,828	548,688	333,298
Cost of investments sold	146,959	4,614,550	48,880	451,069	262,829
Net realized gain (loss) on sales of investments	45,420	1,107,288	(6,052)	97,619	70,469
Distributions from capital gains	57,306	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,557	5,543,517	32,551	856,968	168,705
Net gain (loss) on investments	146,283	6,650,805	26,499	954,587	239,174
Net increase (decrease) in net assets resulting from operations	$140,323	$6,294,627	$26,014	$917,041	$226,297

Year ended December 31, 2019 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$43,529
Variable account expenses	201,374	1,954	21,560	223,048	8,776
Investment income (loss) — net	(201,374)	(1,954)	(21,560)	(223,048)	34,753

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,636,469	33,815	322,345	3,377,534	85,081
Cost of investments sold	1,222,746	36,730	262,501	1,656,219	86,749
Net realized gain (loss) on sales of investments	1,413,723	(2,915)	59,844	1,721,315	(1,668)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,588,053	6,019	348,679	3,139,934	55,013
Net gain (loss) on investments	4,001,776	3,104	408,523	4,861,249	53,345
Net increase (decrease) in net assets resulting from operations	$3,800,402	$1,150	$386,963	$4,638,201	$88,098

Year ended December 31, 2019 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Investment income
Dividend income	$2,713	$13,492	$—	$—	$110,198
Variable account expenses	20,900	77,120	4,421	39,436	70,637
Investment income (loss) — net	(18,187)	(63,628)	(4,421)	(39,436)	39,561

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	341,765	1,487,563	76,685	708,960	3,626,424
Cost of investments sold	331,957	1,239,173	90,499	862,709	3,626,423
Net realized gain (loss) on sales of investments	9,808	248,390	(13,814)	(153,749)	1
Distributions from capital gains	231,072	916,589	—	—	2,649
Net change in unrealized appreciation or depreciation of investments	270,309	888,585	54,325	584,405	(2)
Net gain (loss) on investments	511,189	2,053,564	40,511	430,656	2,648
Net increase (decrease) in net assets resulting from operations	$493,002	$1,989,936	$36,090	$391,220	$42,209

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	189

Statement of Operations

Year ended December 31, 2019 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Investment income
Dividend income	$165,627	$122,346	$456,460	$115,484	$320,471
Variable account expenses	91,903	23,235	78,978	26,710	61,049
Investment income (loss) — net	73,724	99,111	377,482	88,774	259,422

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,608,391	335,307	1,881,113	736,827	980,261
Cost of investments sold	3,608,334	345,577	1,901,563	791,512	1,111,065
Net realized gain (loss) on sales of investments	57	(10,270)	(20,450)	(54,685)	(130,804)
Distributions from capital gains	3,753	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(58)	199,447	783,128	317,758	781,314
Net gain (loss) on investments	3,752	189,177	762,678	263,073	650,510
Net increase (decrease) in net assets resulting from operations	$77,476	$288,288	$1,140,160	$351,847	$909,932

Year ended December 31, 2019 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$76,980	$525,948	$—	$—	$—
Variable account expenses	27,586	162,947	18,137	34,476	353,961
Investment income (loss) — net	49,394	363,001	(18,137)	(34,476)	(353,961)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	539,329	2,988,749	325,003	641,634	3,546,969
Cost of investments sold	530,939	2,980,589	240,614	312,357	2,592,686
Net realized gain (loss) on sales of investments	8,390	8,160	84,389	329,277	954,283
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	124,120	948,828	423,623	854,864	8,003,950
Net gain (loss) on investments	132,510	956,988	508,012	1,184,141	8,958,233
Net increase (decrease) in net assets resulting from operations	$181,904	$1,319,989	$489,875	$1,149,665	$8,604,272

Year ended December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$61,509	$21,466	$—	$—	$9,590
Variable account expenses	28,131	7,653	6,329	40,778	5,780
Investment income (loss) — net	33,378	13,813	(6,329)	(40,778)	3,810

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,606,321	191,765	79,077	602,325	155,581
Cost of investments sold	1,610,405	178,161	61,059	287,148	154,907
Net realized gain (loss) on sales of investments	(4,084)	13,604	18,018	315,177	674
Distributions from capital gains	—	—	—	—	73,771
Net change in unrealized appreciation or depreciation of investments	147,760	99,055	139,134	719,742	34,839
Net gain (loss) on investments	143,676	112,659	157,152	1,034,919	109,284
Net increase (decrease) in net assets resulting from operations	$177,054	$126,472	$150,823	$994,141	$113,094

See accompanying notes to financial statements.

190	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2019 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Investment income
Dividend income	$77,335	$—	$—	$—	$—
Variable account expenses	42,890	6,360	8,036	10,835	17,985
Investment income (loss) — net	34,445	(6,360)	(8,036)	(10,835)	(17,985)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	707,901	58,503	307,348	396,873	279,292
Cost of investments sold	676,124	50,858	227,516	323,818	154,254
Net realized gain (loss) on sales of investments	31,777	7,645	79,832	73,055	125,038
Distributions from capital gains	571,564	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	196,828	115,183	114,088	189,760	391,853
Net gain (loss) on investments	800,169	122,828	193,920	262,815	516,891
Net increase (decrease) in net assets resulting from operations	$834,614	$116,468	$185,884	$251,980	$498,906

Year ended December 31, 2019 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Investment income
Dividend income	$—	$—	$87,353	$—	$20,219
Variable account expenses	5,415	13,325	27,695	6,084	8,745
Investment income (loss) — net	(5,415)	(13,325)	59,658	(6,084)	11,474

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	133,448	302,684	297,293	151,750	113,618
Cost of investments sold	120,121	169,193	311,860	131,829	112,290
Net realized gain (loss) on sales of investments	13,327	133,491	(14,567)	19,921	1,328
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	60,482	110,264	154,625	88,229	26,753
Net gain (loss) on investments	73,809	243,755	140,058	108,150	28,081
Net increase (decrease) in net assets resulting from operations	$68,394	$230,430	$199,716	$102,066	$39,555

Year ended December 31, 2019 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Investment income
Dividend income	$87,803	$5,499	$41,215	$7,645	$—
Variable account expenses	29,650	5,597	8,790	3,163	5,116
Investment income (loss) — net	58,153	(98)	32,425	4,482	(5,116)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	550,729	103,794	146,489	51,738	88,106
Cost of investments sold	542,218	182,571	146,224	57,520	106,787
Net realized gain (loss) on sales of investments	8,511	(78,777)	265	(5,782)	(18,681)
Distributions from capital gains	—	—	—	4,439	—
Net change in unrealized appreciation or depreciation of investments	118,322	114,473	21,770	43,734	20,261
Net gain (loss) on investments	126,833	35,696	22,035	42,391	1,580
Net increase (decrease) in net assets resulting from operations	$184,986	$35,598	$54,460	$46,873	$(3,536)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	191

Statement of Operations

Year ended December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Investment income
Dividend income	$48,214	$147,456	$15,767	$37,969	$32,699
Variable account expenses	15,752	42,649	10,221	10,943	13,644
Investment income (loss) — net	32,462	104,807	5,546	27,026	19,055

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	317,242	906,660	210,466	183,909	180,135
Cost of investments sold	328,919	1,125,751	208,542	199,532	181,121
Net realized gain (loss) on sales of investments	(11,677)	(219,091)	1,924	(15,623)	(986)
Distributions from capital gains	—	—	—	30,680	6,116
Net change in unrealized appreciation or depreciation of investments	81,824	432,775	198,546	78,534	161,780
Net gain (loss) on investments	70,147	213,684	200,470	93,591	166,910
Net increase (decrease) in net assets resulting from operations	$102,609	$318,491	$206,016	$120,617	$185,965

Year ended December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	58,577	15,362	5,737	35,131	5,281
Investment income (loss) — net	(58,577)	(15,362)	(5,737)	(35,131)	(5,281)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,236,573	366,922	106,960	248,651	94,413
Cost of investments sold	776,820	314,007	87,841	197,597	59,151
Net realized gain (loss) on sales of investments	459,753	52,915	19,119	51,054	35,262
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,281,785	292,987	114,595	734,478	75,676
Net gain (loss) on investments	1,741,538	345,902	133,714	785,532	110,938
Net increase (decrease) in net assets resulting from operations	$1,682,961	$330,540	$127,977	$750,401	$105,657

Year ended December 31, 2019 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Investment income
Dividend income	$—	$14,141	$—	$—	$22,147
Variable account expenses	21,913	5,664	28,019	8,178	27,625
Investment income (loss) — net	(21,913)	8,477	(28,019)	(8,178)	(5,478)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	469,988	30,896	701,777	250,547	574,166
Cost of investments sold	410,924	29,875	625,306	182,189	571,642
Net realized gain (loss) on sales of investments	59,064	1,021	76,471	68,358	2,524
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	403,388	23,983	574,461	149,578	61,526
Net gain (loss) on investments	462,452	25,004	650,932	217,936	64,050
Net increase (decrease) in net assets resulting from operations	$440,539	$33,481	$622,913	$209,758	$58,572

See accompanying notes to financial statements.

192	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2019 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$18,177	$22,921	$266,132	$60,906
Variable account expenses	9,843	20,833	6,952	58,945	283,737
Investment income (loss) — net	(9,843)	(2,656)	15,969	207,187	(222,831)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	129,019	484,000	231,985	1,885,229	6,066,736
Cost of investments sold	86,531	534,610	239,619	1,915,625	5,672,492
Net realized gain (loss) on sales of investments	42,488	(50,610)	(7,634)	(30,396)	394,244
Distributions from capital gains	—	66,422	—	—	3,282,218
Net change in unrealized appreciation or depreciation of investments	270,699	389,421	68,654	199,764	3,844,014
Net gain (loss) on investments	313,187	405,233	61,020	169,368	7,520,476
Net increase (decrease) in net assets resulting from operations	$303,344	$402,577	$76,989	$376,555	$7,297,645

Year ended December 31, 2019 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$36,178	$242,972	$13,598	$151,377	$3,944
Variable account expenses	8,912	62,792	15,403	212,275	2,051
Investment income (loss) — net	27,266	180,180	(1,805)	(60,898)	1,893

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	116,680	1,424,745	224,306	3,514,471	60,756
Cost of investments sold	86,612	1,118,407	208,079	3,575,344	51,790
Net realized gain (loss) on sales of investments	30,068	306,338	16,227	(60,873)	8,966
Distributions from capital gains	86,378	631,786	193,045	2,480,886	9,449
Net change in unrealized appreciation or depreciation of investments	119,626	625,341	140,366	2,004,107	37,437
Net gain (loss) on investments	236,072	1,563,465	349,638	4,424,120	55,852
Net increase (decrease) in net assets resulting from operations	$263,338	$1,743,645	$347,833	$4,363,222	$57,745

Year ended December 31, 2019 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$38,276	$200,211	$97,392	$139,076	$170,568
Variable account expenses	23,374	50,243	32,505	28,843	92,169
Investment income (loss) — net	14,902	149,968	64,887	110,233	78,399

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	386,024	976,730	779,991	439,510	1,173,760
Cost of investments sold	335,787	988,382	771,179	447,500	1,146,318
Net realized gain (loss) on sales of investments	50,237	(11,652)	8,812	(7,990)	27,442
Distributions from capital gains	93,742	47,404	76,147	42,034	912,032
Net change in unrealized appreciation or depreciation of investments	435,919	226,303	557,913	203,820	753,112
Net gain (loss) on investments	579,898	262,055	642,872	237,864	1,692,586
Net increase (decrease) in net assets resulting from operations	$594,800	$412,023	$707,759	$348,097	$1,770,985

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	193

Statement of Operations

Year ended December 31, 2019 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$80,570	$52,985	$7,042	$1,896	$51,679
Variable account expenses	75,487	59,810	2,541	3,540	37,433
Investment income (loss) — net	5,083	(6,825)	4,501	(1,644)	14,246

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,675,491	762,523	44,714	23,837	544,849
Cost of investments sold	1,893,371	745,308	46,518	24,073	475,037
Net realized gain (loss) on sales of investments	(217,880)	17,215	(1,804)	(236)	69,812
Distributions from capital gains	1,283,535	248,518	—	8,343	148,883
Net change in unrealized appreciation or depreciation of investments	664,498	1,485,115	13,242	72,205	657,675
Net gain (loss) on investments	1,730,153	1,750,848	11,438	80,312	876,370
Net increase (decrease) in net assets resulting from operations	$1,735,236	$1,744,023	$15,939	$78,668	$890,616

Year ended December 31, 2019 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$43,193	$371,260	$2,316	$—	$—
Variable account expenses	69,143	103,844	2,645	39,011	3,067
Investment income (loss) — net	(25,950)	267,416	(329)	(39,011)	(3,067)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	955,619	1,812,590	43,493	705,291	10,756
Cost of investments sold	875,436	1,904,058	46,423	727,328	7,703
Net realized gain (loss) on sales of investments	80,183	(91,468)	(2,930)	(22,037)	3,053
Distributions from capital gains	975,462	—	45,936	353,901	49,352
Net change in unrealized appreciation or depreciation of investments	704,396	835,414	28,908	542,337	51,858
Net gain (loss) on investments	1,760,041	743,946	71,914	874,201	104,263
Net increase (decrease) in net assets resulting from operations	$1,734,091	$1,011,362	$71,585	$835,190	$101,196

Year ended December 31, 2019 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$—	$84,354	$55,040	$23,016
Variable account expenses	19,357	8,482	45,155	74,244	7,656
Investment income (loss) — net	(19,357)	(8,482)	39,199	(19,204)	15,360

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	286,192	84,654	593,618	889,048	266,860
Cost of investments sold	203,840	89,363	510,044	708,917	219,790
Net realized gain (loss) on sales of investments	82,352	(4,709)	83,574	180,131	47,070
Distributions from capital gains	302,390	—	644,120	668,884	42,713
Net change in unrealized appreciation or depreciation of investments	248,643	111,981	279,669	570,187	73,012
Net gain (loss) on investments	633,385	107,272	1,007,363	1,419,202	162,795
Net increase (decrease) in net assets resulting from operations	$614,028	$98,790	$1,046,562	$1,399,998	$178,155

See accompanying notes to financial statements.

194	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2019 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Investment income
Dividend income	$20,451	$—	$36,716	$—	$—
Variable account expenses	7,495	13,999	27,846	5,784	5,114
Investment income (loss) — net	12,956	(13,999)	8,870	(5,784)	(5,114)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	195,791	324,943	772,537	101,927	84,670
Cost of investments sold	157,107	319,136	665,640	84,178	74,706
Net realized gain (loss) on sales of investments	38,684	5,807	106,897	17,749	9,964
Distributions from capital gains	41,602	38,559	184,543	98,633	78,300
Net change in unrealized appreciation or depreciation of investments	77,611	380,008	414,871	79,967	59,890
Net gain (loss) on investments	157,897	424,374	706,311	196,349	148,154
Net increase (decrease) in net assets resulting from operations	$170,853	$410,375	$715,181	$190,565	$143,040

Year ended December 31, 2019 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Investment income
Dividend income	$—	$11,530	$76,853	$444	$29,523
Variable account expenses	9,429	5,475	50,420	7,508	10,360
Investment income (loss) — net	(9,429)	6,055	26,433	(7,064)	19,163

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	192,789	37,728	753,030	85,276	139,788
Cost of investments sold	139,227	42,323	717,651	50,228	139,156
Net realized gain (loss) on sales of investments	53,562	(4,595)	35,379	35,048	632
Distributions from capital gains	92,684	21,970	103,884	53,380	—
Net change in unrealized appreciation or depreciation of investments	187,761	69,483	612,207	163,265	52,450
Net gain (loss) on investments	334,007	86,858	751,470	251,693	53,082
Net increase (decrease) in net assets resulting from operations	$324,578	$92,913	$777,903	$244,629	$72,245

Year ended December 31, 2019 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$—	$17,813	$9,342	$203	$11,971
Variable account expenses	7,909	8,414	29,858	4,139	30,867
Investment income (loss) — net	(7,909)	9,399	(20,516)	(3,936)	(18,896)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	180,571	196,390	611,808	58,545	788,392
Cost of investments sold	98,267	238,959	464,096	56,326	682,136
Net realized gain (loss) on sales of investments	82,304	(42,569)	147,712	2,219	106,256
Distributions from capital gains	70,445	—	329,682	588	276,383
Net change in unrealized appreciation or depreciation of investments	194,127	257,392	429,837	56,789	713,865
Net gain (loss) on investments	346,876	214,823	907,231	59,596	1,096,504
Net increase (decrease) in net assets resulting from operations	$338,967	$224,222	$886,715	$55,660	$1,077,608

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	195

Statement of Operations

Year ended December 31, 2019 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Investment income
Dividend income	$—	$217,066	$—	$33,732	$1,039
Variable account expenses	15,071	56,710	20,611	11,271	6,359
Investment income (loss) — net	(15,071)	160,356	(20,611)	22,461	(5,320)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	219,483	995,416	400,137	382,051	137,231
Cost of investments sold	190,698	840,176	360,486	349,410	117,101
Net realized gain (loss) on sales of investments	28,785	155,240	39,651	32,641	20,130
Distributions from capital gains	362,205	17,193	296,499	63,119	27,963
Net change in unrealized appreciation or depreciation of investments	216,022	831,681	297,100	71,066	120,682
Net gain (loss) on investments	607,012	1,004,114	633,250	166,826	168,775
Net increase (decrease) in net assets resulting from operations	$591,941	$1,164,470	$612,639	$189,287	$163,455

Year ended December 31, 2019 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Investment income
Dividend income	$2,084	$154	$121,070	$4,217	$72,758
Variable account expenses	7,631	1,384	42,311	2,032	26,902
Investment income (loss) — net	(5,547)	(1,230)	78,759	2,185	45,856

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	63,207	100,689	1,065,482	45,527	125,911
Cost of investments sold	47,341	99,664	1,093,419	46,495	124,987
Net realized gain (loss) on sales of investments	15,866	1,025	(27,937)	(968)	924
Distributions from capital gains	40,016	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	98,230	16,805	397,257	25,426	106,816
Net gain (loss) on investments	154,112	17,830	369,320	24,458	107,740
Net increase (decrease) in net assets resulting from operations	$148,565	$16,600	$448,079	$26,643	$153,596

Year ended December 31, 2019 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$—	$7,588	$41,065	$3,926	$—
Variable account expenses	9,712	4,445	75,431	7,465	2,270
Investment income (loss) — net	(9,712)	3,143	(34,366)	(3,539)	(2,270)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	162,920	93,289	762,465	108,514	27,700
Cost of investments sold	167,926	85,744	582,150	86,418	27,332
Net realized gain (loss) on sales of investments	(5,006)	7,545	180,315	22,096	368
Distributions from capital gains	51,591	974	835,785	124,799	22,881
Net change in unrealized appreciation or depreciation of investments	244,170	103,658	760,122	112,303	21,339
Net gain (loss) on investments	290,755	112,177	1,776,222	259,198	44,588
Net increase (decrease) in net assets resulting from operations	$281,043	$115,320	$1,741,856	$255,659	$42,318

See accompanying notes to financial statements.

196	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2019 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$117,392	$1,153	$—	$—	$—
Variable account expenses	17,353	3,955	6,679	424,306	401,924
Investment income (loss) — net	100,039	(2,802)	(6,679)	(424,306)	(401,924)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	301,528	76,450	160,971	14,990,243	8,563,187
Cost of investments sold	316,531	84,477	155,089	9,941,043	5,066,333
Net realized gain (loss) on sales of investments	(15,003)	(8,027)	5,882	5,049,200	3,496,854
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(70,222)	59,298	204,068	3,323,444	5,002,324
Net gain (loss) on investments	(85,225)	51,271	209,950	8,372,644	8,499,178
Net increase (decrease) in net assets resulting from operations	$14,814	$48,469	$203,271	$7,948,338	$8,097,254

Year ended December 31, 2019 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Investment income
Dividend income	$8,660	$—	$—	$—	$—
Variable account expenses	15,558	334,767	287,463	65,640	115,205
Investment income (loss) — net	(6,898)	(334,767)	(287,463)	(65,640)	(115,205)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	332,086	8,485,494	7,760,059	149,181	1,576,373
Cost of investments sold	450,501	7,191,488	6,305,326	143,213	1,575,212
Net realized gain (loss) on sales of investments	(118,415)	1,294,006	1,454,733	5,968	1,161
Distributions from capital gains	102,624	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	366,164	1,917,164	1,536,437	907,679	1,736,895
Net gain (loss) on investments	350,373	3,211,170	2,991,170	913,647	1,738,056
Net increase (decrease) in net assets resulting from operations	$343,475	$2,876,403	$2,703,707	$848,007	$1,622,851

Year ended December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	411,918	941,400	5,501,109	10,128,292	4,530,263
Investment income (loss) — net	(411,918)	(941,400)	(5,501,109)	(10,128,292)	(4,530,263)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,110,462	6,817,967	48,037,978	83,808,323	60,296,124
Cost of investments sold	4,754,077	6,051,317	39,731,958	66,648,447	43,821,896
Net realized gain (loss) on sales of investments	356,385	766,650	8,306,020	17,159,876	16,474,228
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,932,027	10,734,271	81,705,313	127,106,307	48,318,598
Net gain (loss) on investments	4,288,412	11,500,921	90,011,333	144,266,183	64,792,826
Net increase (decrease) in net assets resulting from operations	$3,876,494	$10,559,521	$84,510,224	$134,137,891	$60,262,563
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	197

Statement of Operations

Year ended December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,682,943	1,887,467	1,434,742	852,142	871,716
Investment income (loss) — net	(4,682,943)	(1,887,467)	(1,434,742)	(852,142)	(871,716)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	92,221,729	36,257,928	35,474,893	15,333,144	17,441,444
Cost of investments sold	57,668,592	25,712,682	21,252,922	11,875,863	12,213,638
Net realized gain (loss) on sales of investments	34,553,137	10,545,246	14,221,971	3,457,281	5,227,806
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,176,623	21,743,896	12,281,246	6,845,899	6,124,274
Net gain (loss) on investments	73,729,760	32,289,142	26,503,217	10,303,180	11,352,080
Net increase (decrease) in net assets resulting from operations	$69,046,817	$30,401,675	$25,068,475	$9,451,038	$10,480,364

Year ended December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$14,109	$—	$—	$—	$—
Variable account expenses	7,631	3,088	14,990	14,278	6,936
Investment income (loss) — net	6,478	(3,088)	(14,990)	(14,278)	(6,936)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	152,292	72,461	236,269	156,394	173,507
Cost of investments sold	150,315	43,778	112,556	132,678	158,897
Net realized gain (loss) on sales of investments	1,977	28,683	123,713	23,716	14,610
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	36,526	34,133	251,488	209,491	95,868
Net gain (loss) on investments	38,503	62,816	375,201	233,207	110,478
Net increase (decrease) in net assets resulting from operations	$44,981	$59,728	$360,211	$218,929	$103,542

Year ended December 31, 2019 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$63,608
Variable account expenses	33,342	182,292	1,288,344	922,757	72,019
Investment income (loss) — net	(33,342)	(182,292)	(1,288,344)	(922,757)	(8,411)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	519,339	1,369,274	4,275,051	4,272,641	1,639,656
Cost of investments sold	287,344	1,293,935	3,896,710	3,891,746	1,852,356
Net realized gain (loss) on sales of investments	231,995	75,339	378,341	380,895	(212,700)
Distributions from capital gains	—	—	—	—	731,650
Net change in unrealized appreciation or depreciation of investments	438,121	2,188,395	21,545,045	13,446,350	1,506,630
Net gain (loss) on investments	670,116	2,263,734	21,923,386	13,827,245	2,025,580
Net increase (decrease) in net assets resulting from operations	$636,774	$2,081,442	$20,635,042	$12,904,488	$2,017,169

See accompanying notes to financial statements.

198	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2019 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$33,931	$23,631	$59,253	$7,363	$—
Variable account expenses	115,519	18,266	14,609	23,886	39,417
Investment income (loss) — net	(81,588)	5,365	44,644	(16,523)	(39,417)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,458,322	145,455	356,438	437,517	555,864
Cost of investments sold	3,009,969	113,185	544,211	366,083	502,623
Net realized gain (loss) on sales of investments	(551,647)	32,270	(187,773)	71,434	53,241
Distributions from capital gains	2,295,776	135,195	659,734	293,380	651,137
Net change in unrealized appreciation or depreciation of investments	1,706,370	197,907	(294,436)	320,797	142,875
Net gain (loss) on investments	3,450,499	365,372	177,525	685,611	847,253
Net increase (decrease) in net assets resulting from operations	$3,368,911	$370,737	$222,169	$669,088	$807,836

Year ended December 31, 2019 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$29,818
Variable account expenses					5,009
Investment income (loss) — net					24,809

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					67,169
Cost of investments sold					68,062
Net realized gain (loss) on sales of investments					(893)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					28,996
Net gain (loss) on investments					28,103
Net increase (decrease) in net assets resulting from operations					$52,912

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	199

Statement of Changes in Net Assets

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$6,547	$(4,242)	$7,010	$(3,822)	$(33,590)
Net realized gain (loss) on sales of investments	1,987	36,248	133,527	(104,715)	59,292
Distributions from capital gains	1,049	33,382	508,402	—	407,793
Net change in unrealized appreciation or depreciation of investments	97,180	77,330	295,844	779,695	402,892
Net increase (decrease) in net assets resulting from operations	106,763	142,718	944,783	671,158	836,387

Contract transactions
Contract purchase payments	29,245	7,012	48,887	103,891	423,100
Net transfers(1)	108,623	(24,320)	(263,996)	(81,544)	295,012
Transfers for policy loans	—	142	(6,629)	(675)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,917)	(7,323)
Contract charges	(157)	(624)	(2,659)	(6,228)	(918)
Contract terminations:
Surrender benefits	(4,124)	(52,506)	(331,495)	(400,195)	(284,324)
Death benefits	—	(280)	(118,844)	(46,287)	—
Increase (decrease) from contract transactions	133,587	(70,576)	(674,736)	(433,955)	425,547
Net assets at beginning of year	723,537	522,011	4,450,294	4,474,765	2,359,987
Net assets at end of year	$963,887	$594,153	$4,720,341	$4,711,968	$3,621,921

Accumulation unit activity
Units outstanding at beginning of year	636,883	304,302	1,983,642	3,299,519	820,304
Contract purchase payments	23,018	3,452	18,677	76,885	118,693
Net transfers(1)	89,846	(12,518)	(103,677)	(74,126)	95,889
Transfers for policy loans	—	75	(2,608)	(2,262)	—
Contract charges	(127)	(307)	(1,052)	(4,045)	(286)
Contract terminations:
Surrender benefits	(3,321)	(25,826)	(133,254)	(288,110)	(85,995)
Death benefits	—	(156)	(47,115)	(26,322)	—
Units outstanding at end of year	746,299	269,022	1,714,613	2,981,539	948,605

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

200	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$9,893	$(59)	$(1,346)	$23,922	$(20,797)
Net realized gain (loss) on sales of investments	(7,550)	4,601	13,047	88,228	69,034
Distributions from capital gains	—	13,561	47,623	271,211	224,095
Net change in unrealized appreciation or depreciation of investments	304,159	45,946	160,544	226,911	328,326
Net increase (decrease) in net assets resulting from operations	306,502	64,049	219,868	610,272	600,658

Contract transactions
Contract purchase payments	44,198	2,747	11,966	50,425	17,049
Net transfers(1)	(58,755)	—	(8,082)	(171,902)	339,055
Transfers for policy loans	152	359	—	(1,300)	526
Adjustments to net assets allocated to contracts in payment period	—	—	(183)	—	—
Contract charges	(669)	(70)	(417)	(1,174)	(2,653)
Contract terminations:
Surrender benefits	(125,167)	(16,945)	(62,083)	(377,223)	(208,960)
Death benefits	(15,748)	(3,136)	—	(22,025)	(48,927)
Increase (decrease) from contract transactions	(155,989)	(17,045)	(58,799)	(523,199)	96,090
Net assets at beginning of year	1,618,432	240,438	839,612	2,381,782	1,752,457
Net assets at end of year	$1,768,945	$287,442	$1,000,681	$2,468,855	$2,449,205

Accumulation unit activity
Units outstanding at beginning of year	2,032,933	202,056	497,441	1,071,364	674,087
Contract purchase payments	46,985	1,950	6,001	19,224	5,538
Net transfers(1)	(63,688)	—	(3,842)	(70,822)	107,987
Transfers for policy loans	159	257	—	(289)	179
Contract charges	(719)	(50)	(217)	(463)	(843)
Contract terminations:
Surrender benefits	(134,090)	(12,221)	(33,275)	(142,455)	(66,552)
Death benefits	(16,284)	(2,413)	—	(8,133)	(15,959)
Units outstanding at end of year	1,865,296	189,579	466,108	868,426	704,437

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	201

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$8,436	$112,730	$4,787	$11	$4,857
Net realized gain (loss) on sales of investments	40,812	565,314	(37,652)	(465)	14,585
Distributions from capital gains	41,231	674,967	121,834	6,912	24,740
Net change in unrealized appreciation or depreciation of investments	60,691	1,163,771	417,168	7,353	101,784
Net increase (decrease) in net assets resulting from operations	151,170	2,516,782	506,137	13,811	145,966

Contract transactions
Contract purchase payments	4,492	645,822	315,407	5,826	5,453
Net transfers(1)	(34,121)	(644,906)	(594,482)	(6,675)	(2,999)
Transfers for policy loans	—	2,903	—	—	(4,867)
Adjustments to net assets allocated to contracts in payment period	—	(1,888)	—	—	—
Contract charges	(327)	(4,594)	(1,398)	(131)	(632)
Contract terminations:
Surrender benefits	(86,051)	(1,168,560)	(490,662)	(6,793)	(87,073)
Death benefits	(19,329)	(90,891)	(36,635)	(1,265)	—
Increase (decrease) from contract transactions	(135,336)	(1,262,114)	(807,770)	(9,038)	(90,118)
Net assets at beginning of year	639,276	10,346,068	3,465,682	77,265	647,307
Net assets at end of year	$655,110	$11,600,736	$3,164,049	$82,038	$703,155

Accumulation unit activity
Units outstanding at beginning of year	195,259	4,502,126	2,846,867	67,142	386,557
Contract purchase payments	1,214	245,757	236,724	4,610	2,866
Net transfers(1)	(8,942)	(261,715)	(448,561)	(5,276)	(2,267)
Transfers for policy loans	—	957	—	—	(2,382)
Contract charges	(89)	(1,709)	(1,055)	(104)	(331)
Contract terminations:
Surrender benefits	(23,307)	(450,669)	(372,209)	(5,292)	(45,249)
Death benefits	(5,339)	(38,102)	(28,252)	(940)	—
Units outstanding at end of year	158,796	3,996,645	2,233,514	60,140	339,194

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

202	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(5,960)	$(356,178)	$(485)	$(37,546)	$(12,877)
Net realized gain (loss) on sales of investments	45,420	1,107,288	(6,052)	97,619	70,469
Distributions from capital gains	57,306	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,557	5,543,517	32,551	856,968	168,705
Net increase (decrease) in net assets resulting from operations	140,323	6,294,627	26,014	917,041	226,297

Contract transactions
Contract purchase payments	19,286	3,073,709	33,491	232,582	126,843
Net transfers(1)	18,772	(439,206)	(8,198)	(135,678)	(4,510)
Transfers for policy loans	(3,303)	20,598	—	(350)	2,522
Adjustments to net assets allocated to contracts in payment period	—	(23,118)	—	—	—
Contract charges	(385)	(11,254)	(39)	(504)	(96)
Contract terminations:
Surrender benefits	(138,285)	(2,666,898)	(8,094)	(146,798)	(26,022)
Death benefits	(12,238)	(345,497)	—	(10,508)	—
Increase (decrease) from contract transactions	(116,153)	(391,666)	17,160	(61,256)	98,737
Net assets at beginning of year	548,379	29,852,755	394,464	2,986,739	907,907
Net assets at end of year	$572,549	$35,755,716	$437,638	$3,842,524	$1,232,941

Accumulation unit activity
Units outstanding at beginning of year	234,022	15,368,388	761,842	1,877,859	345,832
Contract purchase payments	7,044	1,492,169	61,566	117,888	42,280
Net transfers(1)	7,165	(296,501)	(15,183)	(73,929)	1,059
Transfers for policy loans	(1,152)	9,200	—	(99)	843
Contract charges	(140)	(5,134)	(72)	(275)	(33)
Contract terminations:
Surrender benefits	(48,873)	(1,222,958)	(14,852)	(79,179)	(8,679)
Death benefits	(4,235)	(148,161)	—	(5,771)	—
Units outstanding at end of year	193,831	15,197,003	793,301	1,836,494	381,302

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	203

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(201,374)	$(1,954)	$(21,560)	$(223,048)	$34,753
Net realized gain (loss) on sales of investments	1,413,723	(2,915)	59,844	1,721,315	(1,668)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,588,053	6,019	348,679	3,139,934	55,013
Net increase (decrease) in net assets resulting from operations	3,800,402	1,150	386,963	4,638,201	88,098

Contract transactions
Contract purchase payments	229,923	6,658	537,518	277,125	24,037
Net transfers(1)	(178,985)	(18,173)	(159,215)	(293,264)	103,571
Transfers for policy loans	22,112	—	(1,139)	493	—
Adjustments to net assets allocated to contracts in payment period	(23,580)	—	—	(19,106)	—
Contract charges	(18,265)	(20)	(249)	(16,143)	(236)
Contract terminations:
Surrender benefits	(1,816,808)	(7,113)	(49,028)	(2,185,553)	(56,961)
Death benefits	(365,775)	—	(27,957)	(279,072)	—
Increase (decrease) from contract transactions	(2,151,378)	(18,648)	299,930	(2,515,520)	70,411
Net assets at beginning of year	17,146,583	164,126	1,617,387	21,438,031	764,159
Net assets at end of year	$18,795,607	$146,628	$2,304,280	$23,560,712	$922,668

Accumulation unit activity
Units outstanding at beginning of year	7,617,853	207,860	824,869	8,378,326	770,817
Contract purchase payments	95,212	8,304	243,534	94,874	23,018
Net transfers(1)	(69,197)	(23,329)	(73,769)	(67,158)	99,265
Transfers for policy loans	5,605	—	(485)	(256)	—
Contract charges	(7,634)	(25)	(112)	(5,968)	(220)
Contract terminations:
Surrender benefits	(727,254)	(9,013)	(21,999)	(782,405)	(53,777)
Death benefits	(147,393)	—	(13,082)	(91,793)	—
Units outstanding at end of year	6,767,192	183,797	958,956	7,525,620	839,103

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

204	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Operations
Investment income (loss) — net	$(18,187)	$(63,628)	$(4,421)	$(39,436)	$39,561
Net realized gain (loss) on sales of investments	9,808	248,390	(13,814)	(153,749)	1
Distributions from capital gains	231,072	916,589	—	—	2,649
Net change in unrealized appreciation or depreciation of investments	270,309	888,585	54,325	584,405	(2)
Net increase (decrease) in net assets resulting from operations	493,002	1,989,936	36,090	391,220	42,209

Contract transactions
Contract purchase payments	256,313	107,667	189,151	25,362	719,371
Net transfers(1)	(16,233)	53,933	3,798	(92,517)	90,099
Transfers for policy loans	—	15,474	—	1,239	918
Adjustments to net assets allocated to contracts in payment period	—	(2,036)	—	(259)	—
Contract charges	(229)	(8,566)	(53)	(7,567)	(503)
Contract terminations:
Surrender benefits	(146,797)	(919,211)	(21,321)	(441,281)	(1,201,345)
Death benefits	(7,978)	(96,630)	(13,062)	(91,798)	(175,956)
Increase (decrease) from contract transactions	85,076	(849,369)	158,513	(606,821)	(567,416)
Net assets at beginning of year	1,628,278	7,015,733	350,756	4,203,806	7,087,716
Net assets at end of year	$2,206,356	$8,156,300	$545,359	$3,988,205	$6,562,509

Accumulation unit activity
Units outstanding at beginning of year	1,463,613	3,292,141	384,144	2,919,102	7,581,474
Contract purchase payments	195,943	47,416	195,354	16,320	772,035
Net transfers(1)	(11,343)	79,823	3,872	(63,695)	112,342
Transfers for policy loans	—	5,819	—	527	977
Contract charges	(181)	(3,478)	(56)	(5,137)	(539)
Contract terminations:
Surrender benefits	(115,385)	(391,376)	(22,078)	(281,833)	(1,301,235)
Death benefits	(6,134)	(35,671)	(14,184)	(69,712)	(187,656)
Units outstanding at end of year	1,526,513	2,994,674	547,052	2,515,572	6,977,398

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	205

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$73,724	$99,111	$377,482	$88,774	$259,422
Net realized gain (loss) on sales of investments	57	(10,270)	(20,450)	(54,685)	(130,804)
Distributions from capital gains	3,753	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(58)	199,447	783,128	317,758	781,314
Net increase (decrease) in net assets resulting from operations	77,476	288,288	1,140,160	351,847	909,932

Contract transactions
Contract purchase payments	169,628	463,126	53,369	685,028	43,957
Net transfers(1)	(337,188)	(162,149)	(333,946)	(345,086)	174,334
Transfers for policy loans	8,811	—	2,615	4,223	(6,121)
Adjustments to net assets allocated to contracts in payment period	(1,030)	—	(4,229)	—	(1,761)
Contract charges	(9,013)	(142)	(4,210)	(405)	(10,555)
Contract terminations:
Surrender benefits	(1,836,366)	(131,801)	(1,084,311)	(93,897)	(563,390)
Death benefits	(43,192)	(4,774)	(137,749)	(20,365)	(168,666)
Increase (decrease) from contract transactions	(2,048,350)	164,260	(1,508,461)	229,498	(532,202)
Net assets at beginning of year	10,666,479	1,847,169	7,840,784	2,530,816	6,178,382
Net assets at end of year	$8,695,605	$2,299,717	$7,472,483	$3,112,161	$6,556,112

Accumulation unit activity
Units outstanding at beginning of year	10,216,452	1,250,763	3,159,487	1,737,389	3,174,001
Contract purchase payments	164,068	285,659	21,318	423,774	20,756
Net transfers(1)	(399,011)	(101,265)	(121,308)	(232,125)	83,180
Transfers for policy loans	7,830	—	1,010	2,755	(2,997)
Contract charges	(8,700)	(92)	(1,558)	(252)	(4,906)
Contract terminations:
Surrender benefits	(1,769,355)	(80,041)	(407,113)	(59,134)	(266,075)
Death benefits	(37,790)	(2,835)	(52,808)	(13,448)	(80,309)
Units outstanding at end of year	8,173,494	1,352,189	2,599,028	1,858,959	2,923,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

206	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$49,394	$363,001	$(18,137)	$(34,476)	$(353,961)
Net realized gain (loss) on sales of investments	8,390	8,160	84,389	329,277	954,283
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	124,120	948,828	423,623	854,864	8,003,950
Net increase (decrease) in net assets resulting from operations	181,904	1,319,989	489,875	1,149,665	8,604,272

Contract transactions
Contract purchase payments	641,764	152,032	495,607	21,877	9,611,008
Net transfers(1)	402,575	288,919	(110,927)	(123,224)	3,539,967
Transfers for policy loans	8,306	(751)	(1,185)	2,112	(30,902)
Adjustments to net assets allocated to contracts in payment period	—	(11,495)	—	—	—
Contract charges	(219)	(24,761)	(293)	(4,209)	(7,106)
Contract terminations:
Surrender benefits	(278,928)	(2,148,487)	(112,581)	(318,205)	(2,001,641)
Death benefits	(46,953)	(322,537)	—	(85,696)	(162,025)
Increase (decrease) from contract transactions	726,545	(2,067,080)	270,621	(507,345)	10,949,301
Net assets at beginning of year	2,104,128	17,104,457	1,378,670	3,507,320	23,996,757
Net assets at end of year	$3,012,577	$16,357,366	$2,139,166	$4,149,640	$43,550,330

Accumulation unit activity
Units outstanding at beginning of year	1,774,512	10,002,328	537,307	2,674,666	11,390,823
Contract purchase payments	511,062	83,261	157,165	14,711	3,973,598
Net transfers(1)	325,333	156,504	(37,449)	(59,808)	1,616,446
Transfers for policy loans	6,661	(427)	(343)	1,520	(15,532)
Contract charges	(175)	(14,180)	(95)	(2,572)	(2,961)
Contract terminations:
Surrender benefits	(221,419)	(1,201,151)	(36,138)	(193,853)	(787,921)
Death benefits	(38,744)	(187,409)	—	(54,999)	(61,777)
Units outstanding at end of year	2,357,230	8,838,926	620,447	2,379,665	16,112,676

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	207

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$33,378	$13,813	$(6,329)	$(40,778)	$3,810
Net realized gain (loss) on sales of investments	(4,084)	13,604	18,018	315,177	674
Distributions from capital gains	—	—	—	—	73,771
Net change in unrealized appreciation or depreciation of investments	147,760	99,055	139,134	719,742	34,839
Net increase (decrease) in net assets resulting from operations	177,054	126,472	150,823	994,141	113,094

Contract transactions
Contract purchase payments	205,965	41,616	192,589	75,821	37,121
Net transfers(1)	286,868	108,333	(10,081)	62,309	(71,734)
Transfers for policy loans	183	(2,767)	—	3,029	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,315)	—
Contract charges	(1,186)	(147)	(90)	(1,428)	(74)
Contract terminations:
Surrender benefits	(730,522)	(54,469)	(11,020)	(414,358)	(48,489)
Death benefits	(13,079)	—	(26,096)	(27,397)	—
Increase (decrease) from contract transactions	(251,771)	92,566	145,302	(304,339)	(83,176)
Net assets at beginning of year	2,989,967	534,803	403,559	3,050,084	501,981
Net assets at end of year	$2,915,250	$753,841	$699,684	$3,739,886	$531,899

Accumulation unit activity
Units outstanding at beginning of year	2,819,191	519,638	210,854	1,561,512	385,985
Contract purchase payments	187,731	35,988	82,787	29,590	25,211
Net transfers(1)	247,459	113,132	(3,768)	18,618	(48,087)
Transfers for policy loans	184	(2,235)	—	1,496	—
Contract charges	(1,083)	(130)	(40)	(593)	(51)
Contract terminations:
Surrender benefits	(653,684)	(46,298)	(4,762)	(170,738)	(32,050)
Death benefits	(11,589)	—	(10,812)	(12,095)	—
Units outstanding at end of year	2,588,209	620,095	274,259	1,427,790	331,008

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

208	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$34,445	$(6,360)	$(8,036)	$(10,835)	$(17,985)
Net realized gain (loss) on sales of investments	31,777	7,645	79,832	73,055	125,038
Distributions from capital gains	571,564	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	196,828	115,183	114,088	189,760	391,853
Net increase (decrease) in net assets resulting from operations	834,614	116,468	185,884	251,980	498,906

Contract transactions
Contract purchase payments	73,484	127,917	16,825	34,319	23,139
Net transfers(1)	(208,082)	201,711	70,499	(239,155)	(95,154)
Transfers for policy loans	5,120	—	(837)	—	1,564
Adjustments to net assets allocated to contracts in payment period	(4,417)	—	—	—	—
Contract charges	(1,942)	(70)	(478)	(71)	(1,532)
Contract terminations:
Surrender benefits	(339,650)	(20,481)	(176,772)	(83,541)	(140,981)
Death benefits	(97,109)	—	—	(22,238)	(1,118)
Increase (decrease) from contract transactions	(572,596)	309,077	(90,763)	(310,686)	(214,082)
Net assets at beginning of year	3,722,278	314,281	782,179	927,117	1,725,140
Net assets at end of year	$3,984,296	$739,826	$877,300	$868,411	$2,009,964

Accumulation unit activity
Units outstanding at beginning of year	2,779,810	134,258	369,264	455,097	817,211
Contract purchase payments	48,447	47,489	6,876	14,146	9,287
Net transfers(1)	(145,106)	78,198	29,483	(97,641)	(37,575)
Transfers for policy loans	3,394	—	(302)	—	612
Contract charges	(1,305)	(26)	(199)	(31)	(608)
Contract terminations:
Surrender benefits	(222,723)	(7,645)	(75,629)	(34,162)	(57,548)
Death benefits	(69,725)	—	—	(9,083)	(428)
Units outstanding at end of year	2,392,792	252,274	329,493	328,326	730,951

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	209

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$(5,415)	$(13,325)	$59,658	$(6,084)	$11,474
Net realized gain (loss) on sales of investments	13,327	133,491	(14,567)	19,921	1,328
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	60,482	110,264	154,625	88,229	26,753
Net increase (decrease) in net assets resulting from operations	68,394	230,430	199,716	102,066	39,555

Contract transactions
Contract purchase payments	48,008	14,761	606,745	70,006	196,220
Net transfers(1)	(33,760)	(61,763)	225,726	(69,835)	211,505
Transfers for policy loans	—	109	—	658	—
Adjustments to net assets allocated to contracts in payment period	—	(325)	—	—	—
Contract charges	(45)	(976)	(223)	(79)	(47)
Contract terminations:
Surrender benefits	(45,663)	(203,052)	(74,920)	(36,333)	(42,324)
Death benefits	—	(25)	(74,418)	—	—
Increase (decrease) from contract transactions	(31,460)	(251,271)	682,910	(35,583)	365,354
Net assets at beginning of year	440,124	1,455,367	2,017,899	487,048	557,406
Net assets at end of year	$477,058	$1,434,526	$2,900,525	$553,531	$962,315

Accumulation unit activity
Units outstanding at beginning of year	208,587	587,103	1,765,793	253,139	523,858
Contract purchase payments	20,280	5,124	501,649	32,469	179,998
Net transfers(1)	(14,645)	(23,762)	191,342	(32,582)	199,688
Transfers for policy loans	—	(17)	—	300	—
Contract charges	(20)	(353)	(186)	(37)	(43)
Contract terminations:
Surrender benefits	(19,922)	(73,845)	(62,049)	(16,409)	(38,520)
Death benefits	—	(9)	(60,702)	—	—
Units outstanding at end of year	194,280	494,241	2,335,847	236,880	864,981

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

210	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Operations
Investment income (loss) — net	$58,153	$(98)	$32,425	$4,482	$(5,116)
Net realized gain (loss) on sales of investments	8,511	(78,777)	265	(5,782)	(18,681)
Distributions from capital gains	—	—	—	4,439	—
Net change in unrealized appreciation or depreciation of investments	118,322	114,473	21,770	43,734	20,261
Net increase (decrease) in net assets resulting from operations	184,986	35,598	54,460	46,873	(3,536)

Contract transactions
Contract purchase payments	34,283	15,348	289,175	1,526	17,023
Net transfers(1)	172,894	(18,053)	191,957	(19,978)	7,433
Transfers for policy loans	(4,463)	1,797	—	—	253
Adjustments to net assets allocated to contracts in payment period	(2,520)	—	—	—	—
Contract charges	(2,266)	(477)	(40)	(61)	(56)
Contract terminations:
Surrender benefits	(348,611)	(61,903)	(51,077)	(26,352)	(11,323)
Death benefits	(99,531)	(3,634)	—	—	(16,683)
Increase (decrease) from contract transactions	(250,214)	(66,922)	430,015	(44,865)	(3,353)
Net assets at beginning of year	3,341,739	642,320	622,891	298,863	508,995
Net assets at end of year	$3,276,511	$610,996	$1,107,366	$300,871	$502,106

Accumulation unit activity
Units outstanding at beginning of year	2,504,570	1,404,795	554,740	240,279	568,158
Contract purchase payments	23,891	32,093	239,846	1,120	19,021
Net transfers(1)	125,420	(36,443)	153,865	(16,220)	7,652
Transfers for policy loans	(3,190)	3,712	—	—	279
Contract charges	(1,661)	(1,026)	(33)	(45)	(62)
Contract terminations:
Surrender benefits	(248,366)	(130,473)	(41,766)	(19,172)	(12,937)
Death benefits	(75,289)	(7,765)	—	—	(18,733)
Units outstanding at end of year	2,325,375	1,264,893	906,652	205,962	563,378

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	211

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Operations
Investment income (loss) — net	$32,462	$104,807	$5,546	$27,026	$19,055
Net realized gain (loss) on sales of investments	(11,677)	(219,091)	1,924	(15,623)	(986)
Distributions from capital gains	—	—	—	30,680	6,116
Net change in unrealized appreciation or depreciation of investments	81,824	432,775	198,546	78,534	161,780
Net increase (decrease) in net assets resulting from operations	102,609	318,491	206,016	120,617	185,965

Contract transactions
Contract purchase payments	130,493	12,580	24,239	290,093	354,807
Net transfers(1)	(172,850)	(139,970)	(83,576)	(59,033)	229,740
Transfers for policy loans	—	(5,185)	—	—	448
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(86)	(13,361)	(107)	(95)	(181)
Contract terminations:
Surrender benefits	(96,208)	(493,220)	(37,448)	(81,284)	(88,625)
Death benefits	(16,510)	(159,549)	(24,360)	—	—
Increase (decrease) from contract transactions	(155,161)	(798,705)	(121,252)	149,681	496,189
Net assets at beginning of year	1,550,721	4,817,019	840,005	967,945	1,007,434
Net assets at end of year	$1,498,169	$4,336,805	$924,769	$1,238,243	$1,689,588

Accumulation unit activity
Units outstanding at beginning of year	1,282,020	3,337,308	539,082	833,224	975,605
Contract purchase payments	103,961	8,226	13,167	236,135	313,395
Net transfers(1)	(131,533)	(93,714)	(41,699)	(48,934)	210,185
Transfers for policy loans	—	(3,286)	—	—	397
Contract charges	(67)	(8,670)	(60)	(78)	(161)
Contract terminations:
Surrender benefits	(75,569)	(323,909)	(20,752)	(65,350)	(79,540)
Death benefits	(13,688)	(107,380)	(13,997)	—	—
Units outstanding at end of year	1,165,124	2,808,575	475,741	954,997	1,419,881

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

212	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$(58,577)	$(15,362)	$(5,737)	$(35,131)	$(5,281)
Net realized gain (loss) on sales of investments	459,753	52,915	19,119	51,054	35,262
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,281,785	292,987	114,595	734,478	75,676
Net increase (decrease) in net assets resulting from operations	1,682,961	330,540	127,977	750,401	105,657

Contract transactions
Contract purchase payments	50,800	114,204	55,817	349,355	60,226
Net transfers(1)	(333,366)	(47,309)	6,312	58,218	(21,478)
Transfers for policy loans	3,123	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(7,064)	(159)	(49)	(256)	(54)
Contract terminations:
Surrender benefits	(609,845)	(47,295)	(20,206)	(119,033)	(56,465)
Death benefits	(87,445)	—	—	(14,210)	—
Increase (decrease) from contract transactions	(983,797)	19,441	41,874	274,074	(17,771)
Net assets at beginning of year	5,808,133	1,098,198	407,602	2,625,192	423,292
Net assets at end of year	$6,507,297	$1,448,179	$577,453	$3,649,667	$511,178

Accumulation unit activity
Units outstanding at beginning of year	4,307,206	405,099	166,378	1,217,438	163,673
Contract purchase payments	32,035	36,158	19,630	132,172	19,256
Net transfers(1)	(203,974)	(14,706)	2,381	25,088	(6,834)
Transfers for policy loans	2,032	—	—	—	—
Contract charges	(4,427)	(50)	(17)	(104)	(18)
Contract terminations:
Surrender benefits	(379,153)	(14,887)	(7,064)	(47,635)	(18,548)
Death benefits	(56,982)	—	—	(5,356)	—
Units outstanding at end of year	3,696,737	411,614	181,308	1,321,603	157,529

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	213

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(21,913)	$8,477	$(28,019)	$(8,178)	$(5,478)
Net realized gain (loss) on sales of investments	59,064	1,021	76,471	68,358	2,524
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	403,388	23,983	574,461	149,578	61,526
Net increase (decrease) in net assets resulting from operations	440,539	33,481	622,913	209,758	58,572

Contract transactions
Contract purchase payments	423,754	109,947	940,950	12,940	199,335
Net transfers(1)	(257,996)	159,211	(524,943)	(10,051)	825,851
Transfers for policy loans	(7,484)	—	(1,635)	(638)	2,155
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,202)	—
Contract charges	(502)	(43)	(698)	(744)	(1,705)
Contract terminations:
Surrender benefits	(60,893)	(17,129)	(72,068)	(134,312)	(214,088)
Death benefits	(31,244)	—	(33,330)	—	—
Increase (decrease) from contract transactions	65,635	251,986	308,276	(134,007)	811,548
Net assets at beginning of year	1,738,349	379,069	2,425,456	843,214	2,370,327
Net assets at end of year	$2,244,523	$664,536	$3,356,645	$918,965	$3,240,447

Accumulation unit activity
Units outstanding at beginning of year	901,330	355,547	1,037,587	345,484	2,406,349
Contract purchase payments	190,849	97,855	339,502	4,726	198,517
Net transfers(1)	(113,281)	144,929	(201,751)	(4,400)	832,627
Transfers for policy loans	(3,170)	—	(431)	(199)	2,127
Contract charges	(220)	(38)	(253)	(261)	(1,693)
Contract terminations:
Surrender benefits	(27,795)	(15,474)	(25,969)	(49,699)	(212,376)
Death benefits	(14,903)	—	(13,006)	—	—
Units outstanding at end of year	932,810	582,819	1,135,679	295,651	3,225,551

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

214	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(9,843)	$(2,656)	$15,969	$207,187	$(222,831)
Net realized gain (loss) on sales of investments	42,488	(50,610)	(7,634)	(30,396)	394,244
Distributions from capital gains	—	66,422	—	—	3,282,218
Net change in unrealized appreciation or depreciation of investments	270,699	389,421	68,654	199,764	3,844,014
Net increase (decrease) in net assets resulting from operations	303,344	402,577	76,989	376,555	7,297,645

Contract transactions
Contract purchase payments	75,857	136,199	29,686	37,110	2,269,995
Net transfers(1)	(45,359)	10,639	(4,807)	(745,985)	(2,619,912)
Transfers for policy loans	—	—	219	(806)	(3,954)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(556)	(9,527)
Contract charges	(91)	(185)	(97)	(5,592)	(12,438)
Contract terminations:
Surrender benefits	(35,419)	(306,262)	(147,991)	(636,426)	(2,126,576)
Death benefits	(30,303)	(29,778)	(7,715)	(194,323)	(225,078)
Increase (decrease) from contract transactions	(35,315)	(189,387)	(130,705)	(1,546,578)	(2,727,490)
Net assets at beginning of year	770,803	1,678,296	621,366	6,701,065	25,491,607
Net assets at end of year	$1,038,832	$1,891,486	$567,650	$5,531,042	$30,061,762

Accumulation unit activity
Units outstanding at beginning of year	362,095	1,289,102	670,470	4,898,000	12,389,629
Contract purchase payments	28,410	91,803	29,860	25,850	934,932
Net transfers(1)	(17,397)	12,042	(5,151)	(536,113)	(1,112,109)
Transfers for policy loans	—	—	217	(526)	(1,289)
Contract charges	(34)	(126)	(96)	(3,921)	(5,103)
Contract terminations:
Surrender benefits	(13,385)	(209,807)	(146,449)	(443,836)	(878,468)
Death benefits	(12,375)	(19,633)	(7,566)	(137,355)	(95,491)
Units outstanding at end of year	347,314	1,163,381	541,285	3,802,099	11,232,101

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	215

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$27,266	$180,180	$(1,805)	$(60,898)	$1,893
Net realized gain (loss) on sales of investments	30,068	306,338	16,227	(60,873)	8,966
Distributions from capital gains	86,378	631,786	193,045	2,480,886	9,449
Net change in unrealized appreciation or depreciation of investments	119,626	625,341	140,366	2,004,107	37,437
Net increase (decrease) in net assets resulting from operations	263,338	1,743,645	347,833	4,363,222	57,745

Contract transactions
Contract purchase payments	3,647	68,020	10,678	1,457,409	2,926
Net transfers(1)	97	(251,812)	(8,400)	(847,609)	(1,476)
Transfers for policy loans	(2,751)	(3,769)	213	4,995	—
Adjustments to net assets allocated to contracts in payment period	—	(6,327)	—	(2,135)	—
Contract charges	(353)	(4,257)	(686)	(14,123)	(80)
Contract terminations:
Surrender benefits	(99,821)	(933,465)	(158,381)	(1,630,996)	(29,360)
Death benefits	(4,145)	(64,814)	(34,466)	(198,889)	(7,233)
Increase (decrease) from contract transactions	(103,326)	(1,196,424)	(191,042)	(1,231,348)	(35,223)
Net assets at beginning of year	969,120	6,615,367	1,603,574	20,328,422	235,255
Net assets at end of year	$1,129,132	$7,162,588	$1,760,365	$23,460,296	$257,777

Accumulation unit activity
Units outstanding at beginning of year	487,312	2,840,062	442,821	6,902,932	171,947
Contract purchase payments	1,572	25,360	2,523	508,749	1,828
Net transfers(1)	48	(92,785)	(1,992)	(213,894)	(2,013)
Transfers for policy loans	(1,255)	(1,382)	50	2,231	—
Contract charges	(155)	(1,610)	(166)	(4,061)	(51)
Contract terminations:
Surrender benefits	(45,291)	(356,390)	(37,581)	(474,385)	(18,935)
Death benefits	(1,886)	(26,160)	(8,357)	(53,838)	(4,744)
Units outstanding at end of year	440,345	2,387,095	397,298	6,667,734	148,032

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

216	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$14,902	$149,968	$64,887	$110,233	$78,399
Net realized gain (loss) on sales of investments	50,237	(11,652)	8,812	(7,990)	27,442
Distributions from capital gains	93,742	47,404	76,147	42,034	912,032
Net change in unrealized appreciation or depreciation of investments	435,919	226,303	557,913	203,820	753,112
Net increase (decrease) in net assets resulting from operations	594,800	412,023	707,759	348,097	1,770,985

Contract transactions
Contract purchase payments	44,007	1,158,662	48,860	688,741	502,102
Net transfers(1)	(76,847)	1,223,994	(120,571)	203,193	(165,113)
Transfers for policy loans	659	6,058	(8,402)	92	(11,310)
Adjustments to net assets allocated to contracts in payment period	(240)	—	(916)	—	—
Contract charges	(1,205)	(826)	(2,961)	(516)	(4,013)
Contract terminations:
Surrender benefits	(209,137)	(235,796)	(422,682)	(191,271)	(613,696)
Death benefits	(9,092)	(22,891)	(113,254)	(105,573)	(60,144)
Increase (decrease) from contract transactions	(251,855)	2,129,201	(619,926)	594,666	(352,174)
Net assets at beginning of year	2,354,107	4,187,199	3,502,419	2,239,287	8,470,223
Net assets at end of year	$2,697,052	$6,728,423	$3,590,252	$3,182,050	$9,889,034

Accumulation unit activity
Units outstanding at beginning of year	1,467,305	3,920,685	1,921,323	1,898,973	4,622,954
Contract purchase payments	23,981	1,011,509	23,898	530,756	228,741
Net transfers(1)	(45,033)	1,061,298	(80,107)	154,677	(63,687)
Transfers for policy loans	659	5,396	(3,138)	70	(4,277)
Contract charges	(669)	(729)	(1,384)	(399)	(1,956)
Contract terminations:
Surrender benefits	(111,663)	(206,859)	(211,760)	(149,081)	(280,985)
Death benefits	(6,223)	(20,235)	(46,050)	(80,779)	(33,205)
Units outstanding at end of year	1,328,357	5,771,065	1,602,782	2,354,217	4,467,585

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	217

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$5,083	$(6,825)	$4,501	$(1,644)	$14,246
Net realized gain (loss) on sales of investments	(217,880)	17,215	(1,804)	(236)	69,812
Distributions from capital gains	1,283,535	248,518	—	8,343	148,883
Net change in unrealized appreciation or depreciation of investments	664,498	1,485,115	13,242	72,205	657,675
Net increase (decrease) in net assets resulting from operations	1,735,236	1,744,023	15,939	78,668	890,616

Contract transactions
Contract purchase payments	499,721	60,734	75,895	740	31,312
Net transfers(1)	(439,108)	(160,459)	(355)	7,085	(95,686)
Transfers for policy loans	(3,034)	150	—	—	215
Adjustments to net assets allocated to contracts in payment period	—	(2,616)	—	—	—
Contract charges	(3,252)	(6,213)	(56)	(83)	(6,846)
Contract terminations:
Surrender benefits	(762,521)	(423,502)	(9,895)	(14,298)	(336,020)
Death benefits	(47,480)	(102,067)	—	—	(42,770)
Increase (decrease) from contract transactions	(755,674)	(633,973)	65,589	(6,556)	(449,795)
Net assets at beginning of year	7,234,598	5,944,090	200,025	336,089	3,841,115
Net assets at end of year	$8,214,160	$7,054,140	$281,553	$408,201	$4,281,936

Accumulation unit activity
Units outstanding at beginning of year	2,562,392	1,530,251	230,595	123,597	1,833,762
Contract purchase payments	167,409	12,960	83,240	233	13,381
Net transfers(1)	(107,780)	(32,880)	(966)	1,954	(33,420)
Transfers for policy loans	(43)	(93)	—	—	93
Contract charges	(927)	(1,349)	(62)	(27)	(2,692)
Contract terminations:
Surrender benefits	(210,684)	(93,112)	(10,574)	(4,416)	(142,533)
Death benefits	(20,864)	(22,563)	—	—	(18,413)
Units outstanding at end of year	2,389,503	1,393,214	302,233	121,341	1,650,178

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

218	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(25,950)	$267,416	$(329)	$(39,011)	$(3,067)
Net realized gain (loss) on sales of investments	80,183	(91,468)	(2,930)	(22,037)	3,053
Distributions from capital gains	975,462	—	45,936	353,901	49,352
Net change in unrealized appreciation or depreciation of investments	704,396	835,414	28,908	542,337	51,858
Net increase (decrease) in net assets resulting from operations	1,734,091	1,011,362	71,585	835,190	101,196

Contract transactions
Contract purchase payments	252,820	149,876	2,626	808,855	4,279
Net transfers(1)	(70,766)	(176,996)	(7,570)	38,000	(46)
Transfers for policy loans	(890)	8,726	—	(4,811)	—
Adjustments to net assets allocated to contracts in payment period	—	(12,021)	—	—	—
Contract charges	(1,324)	(14,395)	(117)	(1,148)	(121)
Contract terminations:
Surrender benefits	(536,100)	(1,099,469)	(24,330)	(427,220)	(7,383)
Death benefits	(68,036)	(217,725)	(7,966)	(11,294)	—
Increase (decrease) from contract transactions	(424,296)	(1,362,004)	(37,357)	402,382	(3,271)
Net assets at beginning of year	5,852,906	11,113,552	243,550	3,256,903	284,520
Net assets at end of year	$7,162,701	$10,762,910	$277,778	$4,494,475	$382,445

Accumulation unit activity
Units outstanding at beginning of year	2,869,257	7,460,288	247,159	1,433,723	154,565
Contract purchase payments	105,959	96,754	2,245	303,698	1,973
Net transfers(1)	(29,907)	(112,946)	(6,338)	18,860	(3)
Transfers for policy loans	(347)	5,216	—	(1,817)	—
Contract charges	(543)	(8,929)	(101)	(436)	(57)
Contract terminations:
Surrender benefits	(212,828)	(688,741)	(20,557)	(159,913)	(3,202)
Death benefits	(28,801)	(137,015)	(6,437)	(4,512)	—
Units outstanding at end of year	2,702,790	6,614,627	215,971	1,589,603	153,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	219

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(19,357)	$(8,482)	$39,199	$(19,204)	$15,360
Net realized gain (loss) on sales of investments	82,352	(4,709)	83,574	180,131	47,070
Distributions from capital gains	302,390	—	644,120	668,884	42,713
Net change in unrealized appreciation or depreciation of investments	248,643	111,981	279,669	570,187	73,012
Net increase (decrease) in net assets resulting from operations	614,028	98,790	1,046,562	1,399,998	178,155

Contract transactions
Contract purchase payments	8,984	132,192	38,159	72,490	6,698
Net transfers(1)	(74,152)	76,288	(59,714)	(124,690)	(101,146)
Transfers for policy loans	856	—	4,728	13,167	(2,187)
Adjustments to net assets allocated to contracts in payment period	(561)	—	—	(4,477)	—
Contract charges	(6,583)	(175)	(11,575)	(2,788)	(419)
Contract terminations:
Surrender benefits	(139,225)	(18,821)	(288,651)	(607,951)	(73,888)
Death benefits	(27,121)	—	(79,927)	(107,057)	(72,197)
Increase (decrease) from contract transactions	(237,802)	189,484	(396,980)	(761,306)	(243,139)
Net assets at beginning of year	1,828,559	648,376	4,539,620	5,399,218	839,935
Net assets at end of year	$2,204,785	$936,650	$5,189,202	$6,037,910	$774,951

Accumulation unit activity
Units outstanding at beginning of year	1,012,344	601,610	2,318,971	1,892,517	472,794
Contract purchase payments	4,027	114,898	17,215	21,957	3,297
Net transfers(1)	(33,431)	63,660	(27,168)	(37,707)	(49,415)
Transfers for policy loans	388	—	1,937	4,045	(1,092)
Contract charges	(2,939)	(147)	(5,122)	(846)	(206)
Contract terminations:
Surrender benefits	(65,402)	(16,034)	(130,267)	(185,870)	(36,120)
Death benefits	(11,938)	—	(34,735)	(32,305)	(36,728)
Units outstanding at end of year	903,049	763,987	2,140,831	1,661,791	352,530

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

220	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$12,956	$(13,999)	$8,870	$(5,784)	$(5,114)
Net realized gain (loss) on sales of investments	38,684	5,807	106,897	17,749	9,964
Distributions from capital gains	41,602	38,559	184,543	98,633	78,300
Net change in unrealized appreciation or depreciation of investments	77,611	380,008	414,871	79,967	59,890
Net increase (decrease) in net assets resulting from operations	170,853	410,375	715,181	190,565	143,040

Contract transactions
Contract purchase payments	9,306	20,562	57,484	4,948	11,443
Net transfers(1)	(69,032)	80,152	(469,726)	(44,986)	(22,539)
Transfers for policy loans	2,024	3,402	—	—	29
Adjustments to net assets allocated to contracts in payment period	—	(3,688)	(5,317)	—	—
Contract charges	(782)	(1,133)	(2,804)	(351)	(397)
Contract terminations:
Surrender benefits	(97,897)	(199,794)	(214,082)	(35,490)	(48,749)
Death benefits	(576)	(34,173)	(31,702)	(745)	(6,144)
Increase (decrease) from contract transactions	(156,957)	(134,672)	(666,147)	(76,624)	(66,357)
Net assets at beginning of year	782,762	1,401,525	2,908,906	587,821	459,531
Net assets at end of year	$796,658	$1,677,228	$2,957,940	$701,762	$536,214

Accumulation unit activity
Units outstanding at beginning of year	449,527	619,137	1,853,651	362,488	290,042
Contract purchase payments	4,676	8,159	32,450	2,511	6,009
Net transfers(1)	(35,340)	32,785	(265,976)	(21,580)	(11,216)
Transfers for policy loans	1,031	1,388	167	—	16
Contract charges	(396)	(449)	(1,581)	(177)	(211)
Contract terminations:
Surrender benefits	(49,557)	(80,146)	(124,914)	(18,277)	(26,571)
Death benefits	(272)	(14,075)	(17,726)	(391)	(2,968)
Units outstanding at end of year	369,669	566,799	1,476,071	324,574	255,101

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	221

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(9,429)	$6,055	$26,433	$(7,064)	$19,163
Net realized gain (loss) on sales of investments	53,562	(4,595)	35,379	35,048	632
Distributions from capital gains	92,684	21,970	103,884	53,380	—
Net change in unrealized appreciation or depreciation of investments	187,761	69,483	612,207	163,265	52,450
Net increase (decrease) in net assets resulting from operations	324,578	92,913	777,903	244,629	72,245

Contract transactions
Contract purchase payments	6,197	139,196	1,363,289	2,717	205,870
Net transfers(1)	3,613	(9,261)	1,291,154	20,453	255,640
Transfers for policy loans	(232)	—	112	842	455
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,754)	(217)	(1,095)	(253)	(168)
Contract terminations:
Surrender benefits	(115,414)	(23,101)	(569,342)	(69,873)	(49,198)
Death benefits	(37,750)	—	(31,687)	(1,408)	(7,291)
Increase (decrease) from contract transactions	(145,340)	106,617	2,052,431	(47,522)	405,308
Net assets at beginning of year	995,365	419,752	3,078,762	739,671	744,917
Net assets at end of year	$1,174,603	$619,282	$5,909,096	$936,778	$1,222,470

Accumulation unit activity
Units outstanding at beginning of year	551,863	388,355	3,110,503	453,435	731,469
Contract purchase payments	2,928	113,661	1,218,110	1,346	193,078
Net transfers(1)	2,607	(7,499)	1,148,087	9,245	238,873
Transfers for policy loans	(149)	—	100	432	419
Contract charges	(761)	(177)	(997)	(126)	(158)
Contract terminations:
Surrender benefits	(54,763)	(19,222)	(504,136)	(35,107)	(46,098)
Death benefits	(17,752)	—	(28,082)	(738)	(6,774)
Units outstanding at end of year	483,973	475,118	4,943,585	428,487	1,110,809

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

222	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(7,909)	$9,399	$(20,516)	$(3,936)	$(18,896)
Net realized gain (loss) on sales of investments	82,304	(42,569)	147,712	2,219	106,256
Distributions from capital gains	70,445	—	329,682	588	276,383
Net change in unrealized appreciation or depreciation of investments	194,127	257,392	429,837	56,789	713,865
Net increase (decrease) in net assets resulting from operations	338,967	224,222	886,715	55,660	1,077,608

Contract transactions
Contract purchase payments	1,205	19,158	79,658	51,930	35,112
Net transfers(1)	44,404	(20,207)	(188,506)	82,456	(192,717)
Transfers for policy loans	(927)	(2,695)	(2,562)	—	(2,488)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(179)	(407)	(4,850)	(278)	(2,074)
Contract terminations:
Surrender benefits	(123,972)	(134,763)	(292,626)	(5,068)	(399,420)
Death benefits	(1,264)	(26,623)	(44,216)	—	(2,948)
Increase (decrease) from contract transactions	(80,733)	(165,537)	(453,102)	129,040	(564,535)
Net assets at beginning of year	794,042	957,733	2,749,146	288,541	2,996,597
Net assets at end of year	$1,052,276	$1,016,418	$3,182,759	$473,241	$3,509,670

Accumulation unit activity
Units outstanding at beginning of year	516,836	714,079	1,438,185	226,966	2,310,595
Contract purchase payments	632	12,574	34,684	37,504	22,419
Net transfers(1)	24,907	(13,261)	(82,273)	58,579	(118,753)
Transfers for policy loans	(470)	(1,847)	(1,109)	—	(1,121)
Contract charges	(93)	(274)	(2,086)	(200)	(1,327)
Contract terminations:
Surrender benefits	(56,905)	(80,404)	(125,263)	(3,551)	(254,019)
Death benefits	(719)	(19,463)	(18,549)	—	(1,945)
Units outstanding at end of year	484,188	611,404	1,243,589	319,298	1,955,849

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	223

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(15,071)	$160,356	$(20,611)	$22,461	$(5,320)
Net realized gain (loss) on sales of investments	28,785	155,240	39,651	32,641	20,130
Distributions from capital gains	362,205	17,193	296,499	63,119	27,963
Net change in unrealized appreciation or depreciation of investments	216,022	831,681	297,100	71,066	120,682
Net increase (decrease) in net assets resulting from operations	591,941	1,164,470	612,639	189,287	163,455

Contract transactions
Contract purchase payments	22,263	500,162	319,880	13,823	11,327
Net transfers(1)	(4,433)	286,065	(29,230)	(92,109)	(72,117)
Transfers for policy loans	481	866	142	1,320	213
Adjustments to net assets allocated to contracts in payment period	—	(4,504)	—	—	—
Contract charges	(928)	(3,076)	(872)	(1,295)	(1,152)
Contract terminations:
Surrender benefits	(168,272)	(428,537)	(136,717)	(162,224)	(51,462)
Death benefits	(10,884)	(138,442)	(82,913)	(7,458)	(500)
Increase (decrease) from contract transactions	(161,773)	212,534	70,290	(247,943)	(113,691)
Net assets at beginning of year	1,519,153	4,919,892	1,583,792	1,157,510	661,436
Net assets at end of year	$1,949,321	$6,296,896	$2,266,721	$1,098,854	$711,200

Accumulation unit activity
Units outstanding at beginning of year	689,056	1,687,100	683,139	847,827	595,410
Contract purchase payments	8,097	167,128	109,837	8,932	8,612
Net transfers(1)	(998)	142,253	(9,654)	(58,228)	(57,279)
Transfers for policy loans	180	262	48	856	176
Contract charges	(339)	(886)	(286)	(844)	(897)
Contract terminations:
Surrender benefits	(60,077)	(130,300)	(42,783)	(105,564)	(39,758)
Death benefits	(4,071)	(41,135)	(30,769)	(4,821)	(406)
Units outstanding at end of year	631,848	1,824,422	709,532	688,158	505,858

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$(5,547)	$(1,230)	$78,759	$2,185	$45,856
Net realized gain (loss) on sales of investments	15,866	1,025	(27,937)	(968)	924
Distributions from capital gains	40,016	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	98,230	16,805	397,257	25,426	106,816
Net increase (decrease) in net assets resulting from operations	148,565	16,600	448,079	26,643	153,596

Contract transactions
Contract purchase payments	93,703	17,421	206,407	77,403	584,609
Net transfers(1)	(1,616)	(46,791)	(191,408)	(15,917)	1,105,236
Transfers for policy loans	—	—	(1,590)	—	183
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(149)	(21)	(5,246)	(53)	(404)
Contract terminations:
Surrender benefits	(53,137)	(1,980)	(583,862)	(1,337)	(47,205)
Death benefits	—	—	(113,701)	(23,503)	(22,221)
Increase (decrease) from contract transactions	38,801	(31,371)	(689,400)	36,593	1,620,198
Net assets at beginning of year	600,576	144,489	4,512,671	160,572	1,857,952
Net assets at end of year	$787,942	$129,718	$4,271,350	$223,808	$3,631,746

Accumulation unit activity
Units outstanding at beginning of year	283,568	161,524	3,010,295	152,714	1,805,403
Contract purchase payments	37,562	17,947	133,568	67,513	543,138
Net transfers(1)	(674)	(50,318)	(122,925)	(13,851)	1,035,105
Transfers for policy loans	—	—	(992)	—	169
Contract charges	(62)	(22)	(3,275)	(47)	(384)
Contract terminations:
Surrender benefits	(20,958)	(1,925)	(366,486)	(1,094)	(42,206)
Death benefits	—	—	(72,045)	(20,878)	(20,867)
Units outstanding at end of year	299,436	127,206	2,578,140	184,357	3,320,358

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	225

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(9,712)	$3,143	$(34,366)	$(3,539)	$(2,270)
Net realized gain (loss) on sales of investments	(5,006)	7,545	180,315	22,096	368
Distributions from capital gains	51,591	974	835,785	124,799	22,881
Net change in unrealized appreciation or depreciation of investments	244,170	103,658	760,122	112,303	21,339
Net increase (decrease) in net assets resulting from operations	281,043	115,320	1,741,856	255,659	42,318

Contract transactions
Contract purchase payments	7,365	7,239	61,025	5,596	2,544
Net transfers(1)	(62,029)	(32,736)	(71,640)	(10,841)	(2,084)
Transfers for policy loans	(3,852)	31	11,172	(5,442)	—
Adjustments to net assets allocated to contracts in payment period	—	(279)	(3,426)	—	—
Contract charges	(1,077)	(422)	(3,527)	(477)	(112)
Contract terminations:
Surrender benefits	(81,987)	(53,948)	(516,667)	(83,923)	(22,384)
Death benefits	—	—	(100,030)	(773)	—
Increase (decrease) from contract transactions	(141,580)	(80,115)	(623,093)	(95,860)	(22,036)
Net assets at beginning of year	1,051,568	496,403	5,139,173	750,249	236,778
Net assets at end of year	$1,191,031	$531,608	$6,257,936	$910,048	$257,060

Accumulation unit activity
Units outstanding at beginning of year	404,478	327,544	1,769,267	302,403	81,055
Contract purchase payments	2,566	4,271	17,327	1,867	774
Net transfers(1)	(22,251)	(17,162)	(21,316)	(3,560)	(683)
Transfers for policy loans	(1,400)	19	3,224	(1,747)	—
Contract charges	(375)	(249)	(1,015)	(158)	(35)
Contract terminations:
Surrender benefits	(28,976)	(30,200)	(142,243)	(27,284)	(6,863)
Death benefits	—	—	(29,064)	(265)	—
Units outstanding at end of year	354,042	284,223	1,596,180	271,256	74,248

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$100,039	$(2,802)	$(6,679)	$(424,306)	$(401,924)
Net realized gain (loss) on sales of investments	(15,003)	(8,027)	5,882	5,049,200	3,496,854
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(70,222)	59,298	204,068	3,323,444	5,002,324
Net increase (decrease) in net assets resulting from operations	14,814	48,469	203,271	7,948,338	8,097,254

Contract transactions
Contract purchase payments	262,980	8,203	27,222	2,545,364	799,161
Net transfers(1)	154,938	8,215	(71,705)	(8,378,952)	(3,108,538)
Transfers for policy loans	—	—	84	(11,861)	(6,787)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(574)	(231)	(138)	(164,268)	(237,690)
Contract terminations:
Surrender benefits	(158,336)	(66,340)	(26,515)	(4,452,119)	(4,385,971)
Death benefits	(29,256)	(6,632)	(3,894)	(114,019)	(474,793)
Increase (decrease) from contract transactions	229,752	(56,785)	(74,946)	(10,575,855)	(7,414,618)
Net assets at beginning of year	1,550,120	443,815	562,366	43,028,105	42,066,559
Net assets at end of year	$1,794,686	$435,499	$690,691	$40,400,588	$42,749,195

Accumulation unit activity
Units outstanding at beginning of year	1,598,622	199,994	779,035	25,841,584	25,161,509
Contract purchase payments	272,417	3,337	33,047	1,351,872	423,953
Net transfers(1)	156,804	3,569	(79,559)	(4,481,009)	(1,655,455)
Transfers for policy loans	—	—	109	(7,650)	(3,075)
Contract charges	(577)	(96)	(158)	(88,588)	(127,935)
Contract terminations:
Surrender benefits	(162,404)	(27,806)	(30,792)	(2,354,896)	(2,334,216)
Death benefits	(29,403)	(3,083)	(4,269)	(62,223)	(252,212)
Units outstanding at end of year	1,835,459	175,915	697,413	20,199,090	21,212,569

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	227

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(6,898)	$(334,767)	$(287,463)	$(65,640)	$(115,205)
Net realized gain (loss) on sales of investments	(118,415)	1,294,006	1,454,733	5,968	1,161
Distributions from capital gains	102,624	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	366,164	1,917,164	1,536,437	907,679	1,736,895
Net increase (decrease) in net assets resulting from operations	343,475	2,876,403	2,703,707	848,007	1,622,851

Contract transactions
Contract purchase payments	132,297	1,246,075	76,871	2,587,335	5,112,477
Net transfers(1)	(146,280)	1,964,741	84,853	823,905	776,299
Transfers for policy loans	—	9,519	7,257	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(129)	(214,602)	(153,151)	(63,445)	(107,101)
Contract terminations:
Surrender benefits	(46,735)	(2,892,252)	(4,695,053)	(21,351)	(258,743)
Death benefits	—	(1,258,159)	(647,144)	—	—
Increase (decrease) from contract transactions	(60,847)	(1,144,678)	(5,326,367)	3,326,444	5,522,932
Net assets at beginning of year	1,247,523	30,493,694	30,595,283	4,290,574	7,917,723
Net assets at end of year	$1,530,151	$32,225,419	$27,972,623	$8,465,025	$15,063,506

Accumulation unit activity
Units outstanding at beginning of year	864,814	24,777,703	24,732,796	4,420,395	7,951,817
Contract purchase payments	79,308	964,678	59,267	2,468,897	4,635,887
Net transfers(1)	(89,119)	1,473,343	29,237	782,395	663,576
Transfers for policy loans	—	7,242	5,429	—	—
Contract charges	(80)	(164,163)	(116,756)	(59,632)	(96,607)
Contract terminations:
Surrender benefits	(28,582)	(2,216,626)	(3,595,812)	(20,116)	(233,368)
Death benefits	—	(985,148)	(490,953)	—	—
Units outstanding at end of year	826,341	23,857,029	20,623,208	7,591,939	12,921,305

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(411,918)	$(941,400)	$(5,501,109)	$(10,128,292)	$(4,530,263)
Net realized gain (loss) on sales of investments	356,385	766,650	8,306,020	17,159,876	16,474,228
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,932,027	10,734,271	81,705,313	127,106,307	48,318,598
Net increase (decrease) in net assets resulting from operations	3,876,494	10,559,521	84,510,224	134,137,891	60,262,563

Contract transactions
Contract purchase payments	1,045,001	4,115,619	47,624,907	42,808,870	24,546,288
Net transfers(1)	8,785,844	7,893,276	(9,600,029)	(21,645,284)	8,420,352
Transfers for policy loans	—	—	13,950	(4,267)	19,846
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(30,257)
Contract charges	(432,686)	(942,569)	(6,316,992)	(11,660,812)	(3,518,414)
Contract terminations:
Surrender benefits	(2,856,249)	(3,557,861)	(24,495,783)	(40,250,021)	(37,066,615)
Death benefits	(711,783)	(661,222)	(3,904,311)	(6,171,175)	(7,494,411)
Increase (decrease) from contract transactions	5,830,127	6,847,243	3,321,742	(36,922,689)	(15,123,211)
Net assets at beginning of year	32,610,331	81,398,300	494,859,366	907,187,494	408,203,747
Net assets at end of year	$42,316,952	$98,805,064	$582,691,332	$1,004,402,696	$453,343,099

Accumulation unit activity
Units outstanding at beginning of year	30,501,848	73,073,376	415,534,550	747,685,309	280,023,501
Contract purchase payments	912,308	3,375,799	35,802,048	32,435,524	15,416,242
Net transfers(1)	7,861,958	6,458,228	(7,574,521)	(16,424,225)	5,398,708
Transfers for policy loans	—	—	10,495	(2,917)	10,138
Contract charges	(380,311)	(782,709)	(4,788,035)	(8,784,810)	(2,208,110)
Contract terminations:
Surrender benefits	(2,534,058)	(2,964,730)	(19,059,814)	(30,588,244)	(23,299,353)
Death benefits	(626,526)	(547,066)	(3,048,126)	(4,683,963)	(4,754,542)
Units outstanding at end of year	35,735,219	78,612,898	416,876,597	719,636,674	270,586,584

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	229

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(4,682,943)	$(1,887,467)	$(1,434,742)	$(852,142)	$(871,716)
Net realized gain (loss) on sales of investments	34,553,137	10,545,246	14,221,971	3,457,281	5,227,806
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,176,623	21,743,896	12,281,246	6,845,899	6,124,274
Net increase (decrease) in net assets resulting from operations	69,046,817	30,401,675	25,068,475	9,451,038	10,480,364

Contract transactions
Contract purchase payments	1,486,655	7,931,883	1,310,160	3,295,105	333,999
Net transfers(1)	(4,687,664)	(13,599,716)	(6,788,251)	5,261,601	1,360,900
Transfers for policy loans	14,784	73,804	89,460	7,765	(22,339)
Adjustments to net assets allocated to contracts in payment period	—	(27,120)	—	(24,552)	—
Contract charges	(3,327,831)	(1,272,788)	(933,836)	(577,691)	(533,012)
Contract terminations:
Surrender benefits	(70,508,280)	(16,550,496)	(24,426,381)	(8,880,262)	(12,720,379)
Death benefits	(4,394,184)	(1,497,787)	(892,428)	(2,122,806)	(2,311,122)
Increase (decrease) from contract transactions	(81,416,520)	(24,942,220)	(31,641,276)	(3,040,840)	(13,891,953)
Net assets at beginning of year	487,285,631	183,224,240	153,087,004	78,451,396	89,481,187
Net assets at end of year	$474,915,928	$188,683,695	$146,514,203	$84,861,594	$86,069,598

Accumulation unit activity
Units outstanding at beginning of year	331,808,735	117,098,446	97,240,718	58,559,155	66,311,411
Contract purchase payments	924,697	4,582,829	751,728	2,307,448	232,459
Net transfers(1)	(2,952,864)	(7,975,015)	(3,892,909)	3,480,237	921,146
Transfers for policy loans	8,962	42,278	51,569	5,564	(15,252)
Contract charges	(2,078,743)	(736,472)	(536,455)	(398,649)	(366,658)
Contract terminations:
Surrender benefits	(43,905,356)	(9,644,416)	(13,982,561)	(6,134,694)	(8,747,528)
Death benefits	(2,742,213)	(884,164)	(510,524)	(1,475,314)	(1,561,501)
Units outstanding at end of year	281,063,218	102,483,486	79,121,566	56,343,747	56,774,077

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$6,478	$(3,088)	$(14,990)	$(14,278)	$(6,936)
Net realized gain (loss) on sales of investments	1,977	28,683	123,713	23,716	14,610
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	36,526	34,133	251,488	209,491	95,868
Net increase (decrease) in net assets resulting from operations	44,981	59,728	360,211	218,929	103,542

Contract transactions
Contract purchase payments	156,729	8,989	8,521	47,086	84,658
Net transfers(1)	(101,274)	(12,959)	(37,733)	30,805	(25,680)
Transfers for policy loans	—	—	(2,202)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(24)	(54)	(4,476)	(82)	(46)
Contract terminations:
Surrender benefits	(13,003)	(51,709)	(118,976)	(26,977)	(26,377)
Death benefits	—	—	(3,793)	(40,286)	(4,988)
Increase (decrease) from contract transactions	42,428	(55,733)	(158,659)	10,546	27,567
Net assets at beginning of year	600,780	259,212	1,479,117	1,111,395	562,848
Net assets at end of year	$688,189	$263,207	$1,680,669	$1,340,870	$693,957

Accumulation unit activity
Units outstanding at beginning of year	542,595	133,138	860,469	542,387	319,101
Contract purchase payments	133,328	4,014	4,323	19,820	44,015
Net transfers(1)	(84,835)	(5,397)	(18,278)	13,785	(12,713)
Transfers for policy loans	—	—	(980)	—	—
Contract charges	(21)	(25)	(2,256)	(35)	(23)
Contract terminations:
Surrender benefits	(11,348)	(23,036)	(60,161)	(11,622)	(13,583)
Death benefits	—	—	(2,049)	(17,220)	(2,473)
Units outstanding at end of year	579,719	108,694	781,068	547,115	334,324

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	231

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(33,342)	$(182,292)	$(1,288,344)	$(922,757)	$(8,411)
Net realized gain (loss) on sales of investments	231,995	75,339	378,341	380,895	(212,700)
Distributions from capital gains	—	—	—	—	731,650
Net change in unrealized appreciation or depreciation of investments	438,121	2,188,395	21,545,045	13,446,350	1,506,630
Net increase (decrease) in net assets resulting from operations	636,774	2,081,442	20,635,042	12,904,488	2,017,169

Contract transactions
Contract purchase payments	36,682	2,945,344	44,129,121	21,385,630	107,925
Net transfers(1)	(63,921)	9,198,513	18,290,439	15,222,066	(370,597)
Transfers for policy loans	1,309	—	—	—	663
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(974)
Contract charges	(7,427)	(157,474)	(1,317,913)	(926,944)	(8,047)
Contract terminations:
Surrender benefits	(304,377)	(602,016)	(1,875,948)	(1,806,016)	(887,667)
Death benefits	(24,087)	—	(287,316)	(141,306)	(158,818)
Increase (decrease) from contract transactions	(361,821)	11,384,367	58,938,383	33,733,430	(1,317,515)
Net assets at beginning of year	3,528,926	10,259,345	85,131,640	65,581,997	7,597,166
Net assets at end of year	$3,803,879	$23,725,154	$164,705,065	$112,219,915	$8,296,820

Accumulation unit activity
Units outstanding at beginning of year	1,305,287	9,569,967	73,876,650	58,990,218	3,400,223
Contract purchase payments	13,209	2,508,967	34,493,389	17,574,521	44,013
Net transfers(1)	(17,960)	8,037,736	14,447,144	12,490,450	(145,255)
Transfers for policy loans	263	—	—	—	470
Contract charges	(2,519)	(135,474)	(1,022,736)	(757,187)	(3,044)
Contract terminations:
Surrender benefits	(101,166)	(510,829)	(1,465,653)	(1,470,404)	(360,695)
Death benefits	(8,078)	—	(226,980)	(113,601)	(60,453)
Units outstanding at end of year	1,189,036	19,470,367	120,101,814	86,713,997	2,875,259

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(81,588)	$5,365	$44,644	$(16,523)	$(39,417)
Net realized gain (loss) on sales of investments	(551,647)	32,270	(187,773)	71,434	53,241
Distributions from capital gains	2,295,776	135,195	659,734	293,380	651,137
Net change in unrealized appreciation or depreciation of investments	1,706,370	197,907	(294,436)	320,797	142,875
Net increase (decrease) in net assets resulting from operations	3,368,911	370,737	222,169	669,088	807,836

Contract transactions
Contract purchase payments	125,261	37,795	14,941	62,557	252,674
Net transfers(1)	(560,328)	15,053	(14,500)	(92,078)	(38,314)
Transfers for policy loans	(6,433)	(4,348)	488	(5,341)	1,474
Adjustments to net assets allocated to contracts in payment period	(1,711)	—	(1,099)	(6,095)	—
Contract charges	(10,901)	(1,488)	(2,459)	(1,158)	(1,354)
Contract terminations:
Surrender benefits	(1,539,579)	(91,291)	(246,099)	(283,190)	(277,718)
Death benefits	(138,601)	(14,940)	(5,670)	(9,680)	(27,642)
Increase (decrease) from contract transactions	(2,132,292)	(59,219)	(254,398)	(334,985)	(90,880)
Net assets at beginning of year	12,028,234	1,939,482	1,624,665	2,308,254	3,464,291
Net assets at end of year	$13,264,853	$2,251,000	$1,592,436	$2,642,357	$4,181,247

Accumulation unit activity
Units outstanding at beginning of year	3,388,399	823,568	1,236,038	863,956	1,213,608
Contract purchase payments	30,542	14,222	10,029	22,607	78,105
Net transfers(1)	(151,713)	6,922	(5,282)	(26,596)	(10,302)
Transfers for policy loans	(753)	(1,511)	357	(1,661)	457
Contract charges	(2,615)	(565)	(1,813)	(381)	(419)
Contract terminations:
Surrender benefits	(379,405)	(35,104)	(175,118)	(96,254)	(85,968)
Death benefits	(29,952)	(5,537)	(3,978)	(3,516)	(8,243)
Units outstanding at end of year	2,854,503	801,995	1,060,233	758,155	1,187,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	233

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$24,809
Net realized gain (loss) on sales of investments	(893)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	28,996
Net increase (decrease) in net assets resulting from operations	52,912

Contract transactions
Contract purchase payments	231,351
Net transfers(1)	15,504
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(28)
Contract terminations:
Surrender benefits	(26,780)
Death benefits	—
Increase (decrease) from contract transactions	220,047
Net assets at beginning of year	352,008
Net assets at end of year	$624,967

Accumulation unit activity
Units outstanding at beginning of year	328,622
Contract purchase payments	201,503
Net transfers(1)	13,122
Transfers for policy loans	—
Contract charges	(24)
Contract terminations:
Surrender benefits	(23,015)
Death benefits	—
Units outstanding at end of year	520,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$3,236	$(6,652)	$(6,669)	$11,172	$(26,428)
Net realized gain (loss) on sales of investments	567	126,690	158,806	(1,050)	84,596
Distributions from capital gains	860	—	582,592	—	284,859
Net change in unrealized appreciation or depreciation of investments	(67,673)	(185,142)	(1,038,263)	(1,436,879)	(318,891)
Net increase (decrease) in net assets resulting from operations	(63,010)	(65,104)	(303,534)	(1,426,757)	24,136

Contract transactions
Contract purchase payments	200,631	7,736	37,403	120,435	215,898
Net transfers(1)	8,421	(110,864)	(182,543)	(26,785)	174,913
Transfers for policy loans	—	101	7,306	7,852	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,283)	(6,987)
Contract charges	(128)	(893)	(2,986)	(7,928)	(781)
Contract terminations:
Surrender benefits	(850)	(110,585)	(398,040)	(889,917)	(206,330)
Death benefits	—	(59,197)	(36,200)	(45,476)	(98,671)
Increase (decrease) from contract transactions	208,074	(273,702)	(575,060)	(844,102)	78,042
Net assets at beginning of year	578,473	860,817	5,328,888	6,745,624	2,257,809
Net assets at end of year	$723,537	$522,011	$4,450,294	$4,474,765	$2,359,987

Accumulation unit activity
Units outstanding at beginning of year	466,718	445,700	2,221,743	3,861,591	790,901
Contract purchase payments	164,156	4,002	15,207	80,649	70,374
Net transfers(1)	6,816	(58,059)	(72,700)	(43,079)	58,594
Transfers for policy loans	—	52	2,927	4,837	—
Contract charges	(109)	(463)	(1,225)	(4,739)	(270)
Contract terminations:
Surrender benefits	(698)	(56,197)	(168,009)	(576,533)	(66,568)
Death benefits	—	(30,733)	(14,301)	(23,207)	(32,727)
Units outstanding at end of year	636,883	304,302	1,983,642	3,299,519	820,304

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	235

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$15,181	$1,232	$2,913	$9,424	$(16,529)
Net realized gain (loss) on sales of investments	23,113	5,452	62,817	247,868	238,802
Distributions from capital gains	—	19,623	70,510	206,236	201,871
Net change in unrealized appreciation or depreciation of investments	(438,474)	(72,874)	(291,356)	(847,749)	(409,998)
Net increase (decrease) in net assets resulting from operations	(400,180)	(46,567)	(155,116)	(384,221)	14,146

Contract transactions
Contract purchase payments	60,728	2,474	12,644	48,784	7,463
Net transfers(1)	(34,432)	(4,364)	(68,266)	(220,211)	286,292
Transfers for policy loans	(497)	350	897	4,118	648
Adjustments to net assets allocated to contracts in payment period	—	—	(197)	—	—
Contract charges	(785)	(91)	(586)	(1,578)	(2,250)
Contract terminations:
Surrender benefits	(146,284)	(15,513)	(114,607)	(765,771)	(495,790)
Death benefits	(36,950)	(2,422)	(3,703)	(30,614)	(74,990)
Increase (decrease) from contract transactions	(158,220)	(19,566)	(173,818)	(965,272)	(278,627)
Net assets at beginning of year	2,176,832	306,571	1,168,546	3,731,275	2,016,938
Net assets at end of year	$1,618,432	$240,438	$839,612	$2,381,782	$1,752,457

Accumulation unit activity
Units outstanding at beginning of year	2,188,915	216,310	578,304	1,454,869	772,155
Contract purchase payments	65,704	1,707	6,120	18,744	2,642
Net transfers(1)	(25,046)	(3,055)	(30,101)	(97,050)	97,367
Transfers for policy loans	(550)	248	450	1,933	223
Contract charges	(842)	(69)	(287)	(642)	(767)
Contract terminations:
Surrender benefits	(153,409)	(11,337)	(55,110)	(293,752)	(172,573)
Death benefits	(41,839)	(1,748)	(1,935)	(12,738)	(24,960)
Units outstanding at end of year	2,032,933	202,056	497,441	1,071,364	674,087

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$6,181	$68,359	$(7,435)	$(79)	$6,480
Net realized gain (loss) on sales of investments	53,494	941,016	(1,331)	4,065	15,945
Distributions from capital gains	49	815	166,973	—	63,981
Net change in unrealized appreciation or depreciation of investments	(130,517)	(2,147,848)	(489,066)	(23,309)	(108,223)
Net increase (decrease) in net assets resulting from operations	(70,793)	(1,137,658)	(330,859)	(19,323)	(21,817)

Contract transactions
Contract purchase payments	10,483	328,894	393,502	8,786	6,048
Net transfers(1)	11,921	(382,134)	(324,399)	8,434	116
Transfers for policy loans	142	5,224	—	—	896
Adjustments to net assets allocated to contracts in payment period	—	(1,919)	—	—	—
Contract charges	(358)	(5,689)	(1,674)	(172)	(659)
Contract terminations:
Surrender benefits	(145,594)	(1,890,603)	(343,969)	(36,033)	(67,557)
Death benefits	—	(226,282)	(35,241)	—	—
Increase (decrease) from contract transactions	(123,406)	(2,172,509)	(311,781)	(18,985)	(61,156)
Net assets at beginning of year	833,475	13,656,235	4,108,322	115,573	730,280
Net assets at end of year	$639,276	$10,346,068	$3,465,682	$77,265	$647,307

Accumulation unit activity
Units outstanding at beginning of year	229,168	5,345,730	3,083,760	82,763	421,032
Contract purchase payments	2,875	131,285	298,600	6,671	3,454
Net transfers(1)	3,291	(143,299)	(248,190)	6,315	(453)
Transfers for policy loans	38	2,207	—	—	509
Contract charges	(99)	(2,180)	(1,284)	(129)	(376)
Contract terminations:
Surrender benefits	(40,014)	(752,504)	(258,305)	(28,478)	(37,609)
Death benefits	—	(79,113)	(27,714)	—	—
Units outstanding at end of year	195,259	4,502,126	2,846,867	67,142	386,557

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	237

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(6,816)	$(326,150)	$(4,007)	$(33,809)	$(8,582)
Net realized gain (loss) on sales of investments	79,228	715,432	(95)	66,447	10,856
Distributions from capital gains	67,228	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(113,743)	(2,565,369)	(66,960)	(371,798)	(61,015)
Net increase (decrease) in net assets resulting from operations	25,897	(2,176,087)	(71,062)	(339,160)	(58,741)

Contract transactions
Contract purchase payments	18,419	3,040,369	15,482	505,247	117,801
Net transfers(1)	(11,190)	2,390,715	149,184	156,270	182,874
Transfers for policy loans	2,319	(12,534)	—	(645)	(11,431)
Adjustments to net assets allocated to contracts in payment period	—	(23,352)	—	—	—
Contract charges	(389)	(10,464)	(38)	(606)	(62)
Contract terminations:
Surrender benefits	(194,390)	(1,951,090)	(501)	(145,571)	(4,585)
Death benefits	(8,941)	(131,476)	—	(13,871)	(11,469)
Increase (decrease) from contract transactions	(194,172)	3,302,168	164,127	500,824	273,128
Net assets at beginning of year	716,654	28,726,674	301,399	2,825,075	693,520
Net assets at end of year	$548,379	$29,852,755	$394,464	$2,986,739	$907,907

Accumulation unit activity
Units outstanding at beginning of year	313,537	13,512,077	493,531	1,593,607	251,516
Contract purchase payments	7,193	1,584,213	26,156	288,749	40,300
Net transfers(1)	(7,106)	1,232,841	243,053	85,619	63,810
Transfers for policy loans	894	(7,473)	—	(353)	(4,131)
Contract charges	(154)	(4,978)	(65)	(345)	(22)
Contract terminations:
Surrender benefits	(76,427)	(884,279)	(833)	(80,772)	(1,677)
Death benefits	(3,915)	(64,013)	—	(8,646)	(3,964)
Units outstanding at end of year	234,022	15,368,388	761,842	1,877,859	345,832

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(214,248)	$(2,187)	$(18,370)	$(242,515)	$25,295
Net realized gain (loss) on sales of investments	1,374,711	(502)	53,703	2,222,929	(6,205)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,942,932)	(15,351)	(156,599)	(3,520,530)	(83,146)
Net increase (decrease) in net assets resulting from operations	(782,469)	(18,040)	(121,266)	(1,540,116)	(64,056)

Contract transactions
Contract purchase payments	228,580	11,360	316,543	323,198	90,799
Net transfers(1)	(200,921)	(2,755)	(162,084)	(988,018)	219,802
Transfers for policy loans	31,727	—	428	4,834	7
Adjustments to net assets allocated to contracts in payment period	(27,567)	—	—	(23,276)	—
Contract charges	(21,444)	(20)	(271)	(18,299)	(270)
Contract terminations:
Surrender benefits	(1,802,095)	(1,068)	(63,174)	(2,841,963)	(37,397)
Death benefits	(163,848)	—	(297)	(381,362)	(10,404)
Increase (decrease) from contract transactions	(1,955,568)	7,517	91,145	(3,924,886)	262,537
Net assets at beginning of year	19,884,620	174,649	1,647,508	26,903,033	565,678
Net assets at end of year	$17,146,583	$164,126	$1,617,387	$21,438,031	$764,159

Accumulation unit activity
Units outstanding at beginning of year	8,458,912	199,367	780,228	9,883,145	523,241
Contract purchase payments	96,274	13,029	151,592	116,010	87,464
Net transfers(1)	(64,748)	(3,248)	(77,398)	(389,154)	206,801
Transfers for policy loans	12,893	—	202	2,119	6
Contract charges	(9,565)	(25)	(135)	(7,220)	(263)
Contract terminations:
Surrender benefits	(807,624)	(1,263)	(29,476)	(1,082,178)	(36,623)
Death benefits	(68,289)	—	(144)	(144,396)	(9,809)
Units outstanding at end of year	7,617,853	207,860	824,869	8,378,326	770,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	239

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Operations
Investment income (loss) — net	$(14,881)	$(47,133)	$10,503	$181,874	$15,566
Net realized gain (loss) on sales of investments	88,173	473,108	(4,521)	(414,615)	3
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(514,961)	(2,481,594)	(29,618)	(87,695)	(2)
Net increase (decrease) in net assets resulting from operations	(441,669)	(2,055,619)	(23,636)	(320,436)	15,567

Contract transactions
Contract purchase payments	459,360	106,455	49,371	34,385	383,530
Net transfers(1)	(132,020)	448,970	(1,095)	(158,331)	2,874,457
Transfers for policy loans	—	(832)	—	6,606	(1,615)
Adjustments to net assets allocated to contracts in payment period	—	(2,368)	—	(341)	—
Contract charges	(200)	(9,315)	(44)	(8,602)	(306)
Contract terminations:
Surrender benefits	(62,548)	(1,067,424)	(12,415)	(1,094,357)	(180,976)
Death benefits	(23,137)	(116,038)	(279)	(104,263)	(535,138)
Increase (decrease) from contract transactions	241,455	(640,552)	35,538	(1,324,903)	2,539,952
Net assets at beginning of year	1,828,492	9,711,904	338,854	5,849,145	4,532,197
Net assets at end of year	$1,628,278	$7,015,733	$350,756	$4,203,806	$7,087,716

Accumulation unit activity
Units outstanding at beginning of year	1,276,296	3,525,472	346,620	3,857,850	4,843,062
Contract purchase payments	342,763	43,735	52,424	22,582	410,979
Net transfers(1)	(91,829)	202,010	(1,280)	(116,771)	3,097,355
Transfers for policy loans	—	(948)	—	4,158	(1,729)
Contract charges	(165)	(3,601)	(54)	(6,066)	(343)
Contract terminations:
Surrender benefits	(46,394)	(420,900)	(13,280)	(763,830)	(194,147)
Death benefits	(17,058)	(53,627)	(286)	(78,821)	(573,703)
Units outstanding at end of year	1,463,613	3,292,141	384,144	2,919,102	7,581,474

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$42,787	$84,366	$417,820	$96,150	$303,136
Net realized gain (loss) on sales of investments	65	(8,906)	(40,751)	(22,408)	(408,258)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(64)	(173,549)	(822,245)	(195,152)	(232,534)
Net increase (decrease) in net assets resulting from operations	42,788	(98,089)	(445,176)	(121,410)	(337,656)

Contract transactions
Contract purchase payments	193,219	242,492	63,974	632,813	53,739
Net transfers(1)	223,098	(167,252)	(650,094)	45,791	(395,959)
Transfers for policy loans	13,889	—	7,035	(6,876)	2,507
Adjustments to net assets allocated to contracts in payment period	(1,304)	—	(6,415)	—	(1,753)
Contract charges	(13,137)	(129)	(5,637)	(370)	(12,544)
Contract terminations:
Surrender benefits	(2,048,001)	(61,946)	(1,685,482)	(73,434)	(1,669,035)
Death benefits	(198,506)	(6,205)	(154,748)	(30,699)	(91,334)
Increase (decrease) from contract transactions	(1,830,742)	6,960	(2,431,367)	567,225	(2,114,379)
Net assets at beginning of year	12,454,433	1,938,298	10,717,327	2,085,001	8,630,417
Net assets at end of year	$10,666,479	$1,847,169	$7,840,784	$2,530,816	$6,178,382

Accumulation unit activity
Units outstanding at beginning of year	12,019,198	1,247,332	4,130,408	1,360,985	4,239,551
Contract purchase payments	187,538	157,371	26,629	418,066	26,527
Net transfers(1)	192,175	(109,211)	(265,224)	31,801	(195,732)
Transfers for policy loans	12,463	—	2,755	(4,525)	1,286
Contract charges	(12,908)	(99)	(2,243)	(254)	(6,226)
Contract terminations:
Surrender benefits	(1,989,306)	(40,535)	(668,757)	(48,584)	(845,101)
Death benefits	(192,708)	(4,095)	(64,081)	(20,100)	(46,304)
Units outstanding at end of year	10,216,452	1,250,763	3,159,487	1,737,389	3,174,001

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	241

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$20,512	$237,189	$(15,585)	$(36,792)	$(246,448)
Net realized gain (loss) on sales of investments	(8,042)	(186,558)	35,385	358,915	1,171,868
Distributions from capital gains	14,685	138,547	—	—	—
Net change in unrealized appreciation or depreciation of investments	(44,781)	(379,809)	(99,625)	(484,622)	(2,485,344)
Net increase (decrease) in net assets resulting from operations	(17,626)	(190,631)	(79,825)	(162,499)	(1,559,924)

Contract transactions
Contract purchase payments	188,283	161,594	173,249	29,275	4,892,130
Net transfers(1)	76,766	(709,960)	(8,812)	(12,174)	(355,173)
Transfers for policy loans	943	15,444	428	1,553	(12,784)
Adjustments to net assets allocated to contracts in payment period	—	(15,504)	—	—	—
Contract charges	(155)	(27,957)	(158)	(4,532)	(5,460)
Contract terminations:
Surrender benefits	(146,921)	(3,383,445)	(52,427)	(389,097)	(1,810,124)
Death benefits	(869)	(508,272)	(12,926)	(61,481)	(189,125)
Increase (decrease) from contract transactions	118,047	(4,468,100)	99,354	(436,456)	2,519,464
Net assets at beginning of year	2,003,707	21,763,188	1,359,141	4,106,275	23,037,217
Net assets at end of year	$2,104,128	$17,104,457	$1,378,670	$3,507,320	$23,996,757

Accumulation unit activity
Units outstanding at beginning of year	1,675,428	12,656,280	502,702	2,969,321	10,369,869
Contract purchase payments	159,085	93,141	60,561	21,109	2,196,225
Net transfers(1)	64,122	(423,310)	(2,800)	(6,109)	(296,906)
Transfers for policy loans	859	8,687	149	1,146	(6,785)
Contract charges	(154)	(17,121)	(58)	(2,998)	(2,485)
Contract terminations:
Surrender benefits	(124,092)	(2,015,907)	(18,716)	(263,562)	(793,661)
Death benefits	(736)	(299,442)	(4,531)	(44,241)	(75,434)
Units outstanding at end of year	1,774,512	10,002,328	537,307	2,674,666	11,390,823

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$22,804	$11,854	$(4,877)	$(40,901)	$10,206
Net realized gain (loss) on sales of investments	(31,513)	(8,433)	18,333	291,896	11,424
Distributions from capital gains	—	17,324	—	—	—
Net change in unrealized appreciation or depreciation of investments	(25,491)	(71,479)	(44,063)	(416,899)	(136,694)
Net increase (decrease) in net assets resulting from operations	(34,200)	(50,734)	(30,607)	(165,904)	(115,064)

Contract transactions
Contract purchase payments	247,004	26,839	94,907	43,127	15,767
Net transfers(1)	(3,016)	(124,589)	(25,642)	(56,509)	9,508
Transfers for policy loans	187	294	—	3,404	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,822)	—
Contract charges	(1,301)	(181)	(52)	(1,562)	(66)
Contract terminations:
Surrender benefits	(482,322)	(60,161)	(18,009)	(341,876)	(87,211)
Death benefits	(65,252)	(95,961)	(16,320)	(88,506)	(7,252)
Increase (decrease) from contract transactions	(304,700)	(253,759)	34,884	(444,744)	(69,254)
Net assets at beginning of year	3,328,867	839,296	399,282	3,660,732	686,299
Net assets at end of year	$2,989,967	$534,803	$403,559	$3,050,084	$501,981

Accumulation unit activity
Units outstanding at beginning of year	3,111,285	763,677	195,567	1,761,218	433,718
Contract purchase payments	230,036	26,036	43,620	19,304	10,463
Net transfers(1)	2,787	(118,894)	(12,316)	(27,368)	2,558
Transfers for policy loans	193	279	—	1,701	—
Contract charges	(1,263)	(176)	(26)	(705)	(50)
Contract terminations:
Surrender benefits	(463,083)	(57,864)	(8,474)	(154,582)	(56,202)
Death benefits	(60,764)	(93,420)	(7,517)	(38,056)	(4,502)
Units outstanding at end of year	2,819,191	519,638	210,854	1,561,512	385,985

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	243

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$76,333	$(3,243)	$(9,314)	$(10,995)	$(21,591)
Net realized gain (loss) on sales of investments	152,969	8,325	110,958	21,812	335,015
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,052,708)	(50,015)	(226,932)	(166,019)	(605,952)
Net increase (decrease) in net assets resulting from operations	(823,406)	(44,933)	(125,288)	(155,202)	(292,528)

Contract transactions
Contract purchase payments	62,252	74,826	10,252	141,060	30,947
Net transfers(1)	(218,363)	38,868	(104,555)	(34,075)	(174,601)
Transfers for policy loans	8,277	—	742	—	(4,653)
Adjustments to net assets allocated to contracts in payment period	(5,313)	—	—	—	—
Contract charges	(2,460)	(23)	(411)	(42)	(1,759)
Contract terminations:
Surrender benefits	(449,394)	(9,634)	(96,483)	(14,221)	(505,109)
Death benefits	(138,271)	(5,612)	—	(13,978)	(12,316)
Increase (decrease) from contract transactions	(743,272)	98,425	(190,455)	78,744	(667,491)
Net assets at beginning of year	5,288,956	260,789	1,097,922	1,003,575	2,685,159
Net assets at end of year	$3,722,278	$314,281	$782,179	$927,117	$1,725,140

Accumulation unit activity
Units outstanding at beginning of year	3,240,690	97,039	446,825	421,047	1,094,593
Contract purchase payments	40,914	28,025	4,359	61,250	12,942
Net transfers(1)	(113,768)	15,180	(42,663)	(14,815)	(73,870)
Transfers for policy loans	5,631	—	317	—	(1,810)
Contract charges	(1,633)	(12)	(171)	(22)	(734)
Contract terminations:
Surrender benefits	(299,068)	(3,873)	(39,403)	(6,410)	(208,986)
Death benefits	(92,956)	(2,101)	—	(5,953)	(4,924)
Units outstanding at end of year	2,779,810	134,258	369,264	455,097	817,211

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$(5,231)	$(15,736)	$39,586	$(6,023)	$8,335
Net realized gain (loss) on sales of investments	18,892	106,331	(11,708)	12,758	(2,405)
Distributions from capital gains	—	—	—	—	454
Net change in unrealized appreciation or depreciation of investments	(84,391)	(314,584)	(58,913)	(97,039)	(2,804)
Net increase (decrease) in net assets resulting from operations	(70,730)	(223,989)	(31,035)	(90,304)	3,580

Contract transactions
Contract purchase payments	105,426	17,081	295,709	93,969	18,223
Net transfers(1)	(23,527)	(34,348)	114,415	31,364	16,293
Transfers for policy loans	—	1,343	—	641	—
Adjustments to net assets allocated to contracts in payment period	—	(357)	—	—	—
Contract charges	(29)	(1,183)	(149)	(91)	(27)
Contract terminations:
Surrender benefits	(11,112)	(163,217)	(16,648)	(28,482)	(19,127)
Death benefits	(13,628)	(13,470)	(13,854)	—	—
Increase (decrease) from contract transactions	57,130	(194,151)	379,473	97,401	15,362
Net assets at beginning of year	453,724	1,873,507	1,669,461	479,951	538,464
Net assets at end of year	$440,124	$1,455,367	$2,017,899	$487,048	$557,406

Accumulation unit activity
Units outstanding at beginning of year	185,459	658,321	1,435,462	212,659	508,474
Contract purchase payments	42,295	5,729	258,817	41,067	17,330
Net transfers(1)	(9,262)	(12,307)	98,346	12,790	16,339
Transfers for policy loans	—	496	—	277	—
Contract charges	(12)	(410)	(130)	(50)	(33)
Contract terminations:
Surrender benefits	(4,419)	(60,220)	(14,503)	(13,604)	(18,252)
Death benefits	(5,474)	(4,506)	(12,199)	—	—
Units outstanding at end of year	208,587	587,103	1,765,793	253,139	523,858

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	245

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Operations
Investment income (loss) — net	$64,349	$12,958	$7,859	$3,425	$(5,628)
Net realized gain (loss) on sales of investments	(8,919)	(112,630)	(676)	(960)	(30,288)
Distributions from capital gains	3,026	—	3,494	914	—
Net change in unrealized appreciation or depreciation of investments	(35,744)	6,064	(25,340)	(68,465)	(20,474)
Net increase (decrease) in net assets resulting from operations	22,712	(93,608)	(14,663)	(65,086)	(56,390)

Contract transactions
Contract purchase payments	42,514	16,561	98,940	37,398	36,374
Net transfers(1)	(94,369)	21,404	1,757	(16,744)	(5,108)
Transfers for policy loans	4,417	420	—	—	515
Adjustments to net assets allocated to contracts in payment period	(3,631)	—	—	—	—
Contract charges	(2,510)	(587)	(25)	(72)	(47)
Contract terminations:
Surrender benefits	(294,979)	(100,982)	(8,963)	(16,828)	(32,659)
Death benefits	(54,541)	(6,267)	(868)	(18,128)	(2,479)
Increase (decrease) from contract transactions	(403,099)	(69,451)	90,841	(14,374)	(3,404)
Net assets at beginning of year	3,722,126	805,379	546,713	378,323	568,789
Net assets at end of year	$3,341,739	$642,320	$622,891	$298,863	$508,995

Accumulation unit activity
Units outstanding at beginning of year	2,815,106	1,542,973	475,012	250,626	579,346
Contract purchase payments	31,269	32,189	86,802	25,952	40,323
Net transfers(1)	(78,302)	40,096	1,651	(11,697)	(14,632)
Transfers for policy loans	3,409	697	—	—	546
Contract charges	(1,955)	(1,174)	(25)	(54)	(51)
Contract terminations:
Surrender benefits	(224,298)	(197,933)	(7,937)	(11,772)	(34,865)
Death benefits	(40,659)	(12,053)	(763)	(12,776)	(2,509)
Units outstanding at end of year	2,504,570	1,404,795	554,740	240,279	568,158

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Operations
Investment income (loss) — net	$(13,740)	$(51,601)	$5,989	$16,396	$9,856
Net realized gain (loss) on sales of investments	(12,741)	(599,249)	(24,191)	12,868	9,055
Distributions from capital gains	9,003	33,332	7,397	4,740	3,293
Net change in unrealized appreciation or depreciation of investments	(6,819)	534,462	(48,802)	(241,657)	(218,404)
Net increase (decrease) in net assets resulting from operations	(24,297)	(83,056)	(59,607)	(207,653)	(196,200)

Contract transactions
Contract purchase payments	118,367	20,780	109,499	219,057	263,559
Net transfers(1)	435,985	49,805	(56,313)	2,800	132,837
Transfers for policy loans	—	736	—	(604)	621
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(50)	(15,404)	(98)	(87)	(130)
Contract terminations:
Surrender benefits	(57,890)	(1,391,569)	(27,412)	(52,451)	(21,935)
Death benefits	(8,463)	(123,652)	(225)	(8,808)	(28,765)
Increase (decrease) from contract transactions	487,949	(1,459,304)	25,451	159,907	346,187
Net assets at beginning of year	1,087,069	6,359,379	874,161	1,015,691	857,447
Net assets at end of year	$1,550,721	$4,817,019	$840,005	$967,945	$1,007,434

Accumulation unit activity
Units outstanding at beginning of year	884,791	4,345,624	525,434	714,472	686,699
Contract purchase payments	96,973	14,145	68,437	160,268	217,427
Net transfers(1)	354,993	30,711	(36,111)	2,664	112,018
Transfers for policy loans	—	515	—	(502)	508
Contract charges	(45)	(10,604)	(68)	(68)	(114)
Contract terminations:
Surrender benefits	(47,658)	(956,618)	(18,462)	(37,607)	(17,857)
Death benefits	(7,034)	(86,465)	(148)	(6,003)	(23,076)
Units outstanding at end of year	1,282,020	3,337,308	539,082	833,224	975,605

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	247

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$(62,562)	$(9,490)	$(4,475)	$(31,001)	$(4,855)
Net realized gain (loss) on sales of investments	479,518	22,875	13,536	38,207	40,861
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(550,125)	(96,228)	(24,292)	(327,106)	(36,270)
Net increase (decrease) in net assets resulting from operations	(133,169)	(82,843)	(15,231)	(319,900)	(264)

Contract transactions
Contract purchase payments	69,601	93,677	146,342	253,099	39,883
Net transfers(1)	(387,462)	473,203	(12,800)	46,569	37,741
Transfers for policy loans	(8,589)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(8,101)	(92)	(47)	(222)	(44)
Contract terminations:
Surrender benefits	(915,617)	(20,526)	(9,287)	(36,661)	(44,729)
Death benefits	(47,139)	(37,168)	(348)	(14,635)	—
Increase (decrease) from contract transactions	(1,297,307)	509,094	123,860	248,150	32,851
Net assets at beginning of year	7,238,609	671,947	298,973	2,696,942	390,705
Net assets at end of year	$5,808,133	$1,098,198	$407,602	$2,625,192	$423,292

Accumulation unit activity
Units outstanding at beginning of year	5,191,942	237,305	119,040	1,110,489	153,562
Contract purchase payments	48,358	31,796	53,829	108,094	14,104
Net transfers(1)	(260,472)	156,000	(2,863)	20,850	12,270
Transfers for policy loans	(5,869)	—	—	—	—
Contract charges	(5,614)	(32)	(17)	(101)	(21)
Contract terminations:
Surrender benefits	(627,957)	(7,114)	(3,479)	(15,802)	(16,242)
Death benefits	(33,182)	(12,856)	(132)	(6,092)	—
Units outstanding at end of year	4,307,206	405,099	166,378	1,217,438	163,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(16,596)	$2,160	$(25,343)	$(8,872)	$(127)
Net realized gain (loss) on sales of investments	25,787	(1,731)	21,660	70,449	(14,413)
Distributions from capital gains	—	569	—	—	—
Net change in unrealized appreciation or depreciation of investments	(203,831)	(5,029)	(299,634)	(169,553)	9,970
Net increase (decrease) in net assets resulting from operations	(194,640)	(4,031)	(303,317)	(107,976)	(4,570)

Contract transactions
Contract purchase payments	611,077	22,482	691,913	15,466	347,111
Net transfers(1)	56,877	(1,796)	98,420	76,845	(229,029)
Transfers for policy loans	—	—	(5,823)	(2,157)	(2,178)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,228)	—
Contract charges	(46)	(38)	(504)	(689)	(2,477)
Contract terminations:
Surrender benefits	(85,866)	(3,148)	(48,504)	(116,301)	(424,482)
Death benefits	(13,309)	(1,112)	(21,449)	(1,489)	(4,183)
Increase (decrease) from contract transactions	568,733	16,388	714,053	(29,553)	(315,238)
Net assets at beginning of year	1,364,256	366,712	2,014,720	980,743	2,690,135
Net assets at end of year	$1,738,349	$379,069	$2,425,456	$843,214	$2,370,327

Accumulation unit activity
Units outstanding at beginning of year	632,102	341,475	766,488	356,570	2,725,722
Contract purchase payments	287,401	21,308	261,097	5,755	359,529
Net transfers(1)	27,834	(3,142)	38,553	26,810	(238,465)
Transfers for policy loans	—	—	(2,094)	(822)	(2,210)
Contract charges	(23)	(36)	(198)	(255)	(2,541)
Contract terminations:
Surrender benefits	(39,685)	(3,003)	(18,093)	(42,061)	(431,360)
Death benefits	(6,299)	(1,055)	(8,166)	(513)	(4,326)
Units outstanding at end of year	901,330	355,547	1,037,587	345,484	2,406,349

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	249

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(9,530)	$(4,226)	$5,045	$192,571	$(153,725)
Net realized gain (loss) on sales of investments	25,395	6,475	(5,435)	1,843	720,352
Distributions from capital gains	—	76,938	—	—	2,432,255
Net change in unrealized appreciation or depreciation of investments	(49,545)	(482,866)	(72,031)	(266,423)	(5,093,964)
Net increase (decrease) in net assets resulting from operations	(33,680)	(403,679)	(72,421)	(72,009)	(2,095,082)

Contract transactions
Contract purchase payments	20,037	289,010	61,803	48,084	3,323,352
Net transfers(1)	(47,780)	(212,654)	(6,718)	1,158,597	(22,674)
Transfers for policy loans	(690)	—	446	(3,566)	(2,955)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(575)	(8,556)
Contract charges	(64)	(151)	(73)	(6,186)	(12,614)
Contract terminations:
Surrender benefits	(24,813)	(108,772)	(28,929)	(838,974)	(2,985,767)
Death benefits	(301)	(97,436)	(16,095)	(123,061)	(286,162)
Increase (decrease) from contract transactions	(53,611)	(130,003)	10,434	234,319	4,624
Net assets at beginning of year	858,094	2,211,978	683,353	6,538,755	27,582,065
Net assets at end of year	$770,803	$1,678,296	$621,366	$6,701,065	$25,491,607

Accumulation unit activity
Units outstanding at beginning of year	384,326	1,357,008	661,124	4,717,968	12,377,587
Contract purchase payments	8,477	179,462	62,062	34,128	1,452,506
Net transfers(1)	(20,282)	(115,209)	(7,537)	836,147	(20,390)
Transfers for policy loans	(297)	—	450	(2,503)	(1,300)
Contract charges	(29)	(112)	(75)	(4,403)	(5,522)
Contract terminations:
Surrender benefits	(9,966)	(72,011)	(29,580)	(593,616)	(1,286,498)
Death benefits	(134)	(60,036)	(15,974)	(89,721)	(126,754)
Units outstanding at end of year	362,095	1,289,102	670,470	4,898,000	12,389,629

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(6,977)	$(53,446)	$(6,612)	$(129,665)	$1,574
Net realized gain (loss) on sales of investments	34,156	280,933	39,946	569,341	10,368
Distributions from capital gains	66,811	457,036	177,358	2,171,291	—
Net change in unrealized appreciation or depreciation of investments	(201,574)	(1,403,501)	(503,579)	(6,322,027)	(56,172)
Net increase (decrease) in net assets resulting from operations	(107,584)	(718,978)	(292,887)	(3,711,060)	(44,230)

Contract transactions
Contract purchase payments	6,353	59,932	13,629	1,893,294	2,950
Net transfers(1)	272	(201,477)	(29,019)	(222,830)	(1,088)
Transfers for policy loans	2,228	12,150	63	11,165	—
Adjustments to net assets allocated to contracts in payment period	—	(6,305)	—	(2,391)	—
Contract charges	(393)	(4,594)	(770)	(16,587)	(82)
Contract terminations:
Surrender benefits	(99,534)	(616,606)	(188,072)	(2,787,041)	(34,941)
Death benefits	—	(30,677)	—	(211,885)	—
Increase (decrease) from contract transactions	(91,074)	(787,577)	(204,169)	(1,336,275)	(33,161)
Net assets at beginning of year	1,167,778	8,121,922	2,100,630	25,375,757	312,646
Net assets at end of year	$969,120	$6,615,367	$1,603,574	$20,328,422	$235,255

Accumulation unit activity
Units outstanding at beginning of year	529,348	3,139,133	490,296	7,145,579	193,086
Contract purchase payments	2,951	23,014	3,132	617,061	1,867
Net transfers(1)	123	(75,121)	(7,237)	(38,722)	(1,119)
Transfers for policy loans	982	4,768	14	2,054	—
Contract charges	(176)	(1,768)	(176)	(4,489)	(54)
Contract terminations:
Surrender benefits	(45,916)	(237,762)	(43,208)	(765,314)	(21,833)
Death benefits	—	(12,202)	—	(53,237)	—
Units outstanding at end of year	487,312	2,840,062	442,821	6,902,932	171,947

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	251

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$8,739	$115,803	$75,023	$86,939	$138,095
Net realized gain (loss) on sales of investments	151,821	(2,447)	(42,378)	2,069	117,905
Distributions from capital gains	—	7,191	—	—	354,874
Net change in unrealized appreciation or depreciation of investments	(632,245)	(270,541)	(341,869)	(214,923)	(1,542,962)
Net increase (decrease) in net assets resulting from operations	(471,685)	(149,994)	(309,224)	(125,915)	(932,088)

Contract transactions
Contract purchase payments	48,110	674,338	47,628	155,580	627,807
Net transfers(1)	(100,042)	1,196,973	(373,126)	22,816	559,529
Transfers for policy loans	6,307	(2,751)	6,423	180	2,407
Adjustments to net assets allocated to contracts in payment period	(254)	—	(863)	—	—
Contract charges	(1,676)	(801)	(3,491)	(460)	(4,882)
Contract terminations:
Surrender benefits	(535,361)	(210,483)	(570,418)	(79,633)	(939,679)
Death benefits	(26,289)	(34,929)	(52,612)	(8,316)	(103,746)
Increase (decrease) from contract transactions	(609,205)	1,622,347	(946,459)	90,167	141,436
Net assets at beginning of year	3,434,997	2,714,846	4,758,102	2,275,035	9,260,875
Net assets at end of year	$2,354,107	$4,187,199	$3,502,419	$2,239,287	$8,470,223

Accumulation unit activity
Units outstanding at beginning of year	1,804,946	2,443,086	2,442,277	1,825,999	4,477,293
Contract purchase payments	26,667	615,666	25,362	125,434	323,838
Net transfers(1)	(54,216)	1,086,659	(181,608)	17,898	328,707
Transfers for policy loans	2,248	(2,499)	2,762	144	905
Contract charges	(924)	(737)	(1,867)	(372)	(2,386)
Contract terminations:
Surrender benefits	(298,501)	(189,744)	(339,058)	(63,402)	(451,182)
Death benefits	(12,915)	(31,746)	(26,545)	(6,728)	(54,221)
Units outstanding at end of year	1,467,305	3,920,685	1,921,323	1,898,973	4,622,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(5,923)	$28,047	$2,791	$(1,785)	$12,542
Net realized gain (loss) on sales of investments	58,531	113,050	(1,197)	1,627	319,175
Distributions from capital gains	1,279,214	829,722	—	56,047	626,591
Net change in unrealized appreciation or depreciation of investments	(2,472,764)	(1,726,479)	(17,110)	(90,555)	(1,212,152)
Net increase (decrease) in net assets resulting from operations	(1,140,942)	(755,660)	(15,516)	(34,666)	(253,844)

Contract transactions
Contract purchase payments	817,715	53,875	33,133	819	44,836
Net transfers(1)	(8,668)	(291,145)	19,776	(895)	9,200
Transfers for policy loans	2,214	1,658	—	71	236
Adjustments to net assets allocated to contracts in payment period	—	(2,569)	—	—	—
Contract charges	(3,514)	(7,246)	(67)	(79)	(8,541)
Contract terminations:
Surrender benefits	(892,875)	(811,383)	(6,779)	(5,050)	(720,087)
Death benefits	(153,493)	(124,686)	(8,050)	—	(84,079)
Increase (decrease) from contract transactions	(238,621)	(1,181,496)	38,013	(5,134)	(758,435)
Net assets at beginning of year	8,614,161	7,881,246	177,528	375,889	4,853,394
Net assets at end of year	$7,234,598	$5,944,090	$200,025	$336,089	$3,841,115

Accumulation unit activity
Units outstanding at beginning of year	2,619,122	1,796,105	188,315	125,149	2,166,231
Contract purchase payments	273,904	12,257	36,828	252	19,792
Net transfers(1)	848	(68,797)	21,897	(289)	(1,527)
Transfers for policy loans	654	425	—	21	104
Contract charges	(1,004)	(1,688)	(75)	(24)	(3,534)
Contract terminations:
Surrender benefits	(288,482)	(180,209)	(7,431)	(1,512)	(311,325)
Death benefits	(42,650)	(27,842)	(8,939)	—	(35,979)
Units outstanding at end of year	2,562,392	1,530,251	230,595	123,597	1,833,762

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	253

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(15,879)	$467,553	$(207)	$(36,796)	$(2,888)
Net realized gain (loss) on sales of investments	350,327	(177,094)	5,930	109,321	6,113
Distributions from capital gains	503,417	—	39,210	511,314	20,265
Net change in unrealized appreciation or depreciation of investments	(1,803,145)	(1,009,349)	(66,275)	(979,401)	(36,124)
Net increase (decrease) in net assets resulting from operations	(965,280)	(718,890)	(21,342)	(395,562)	(12,634)

Contract transactions
Contract purchase payments	817,718	142,253	2,407	286,310	5,370
Net transfers(1)	213,756	(555,087)	6,367	32,027	(416)
Transfers for policy loans	(407)	3,773	—	(7,769)	—
Adjustments to net assets allocated to contracts in payment period	—	(1,930)	—	—	—
Contract charges	(1,478)	(16,763)	(186)	(1,180)	(132)
Contract terminations:
Surrender benefits	(1,183,026)	(2,381,216)	(329,248)	(572,357)	(14,249)
Death benefits	(83,227)	(140,072)	(18,551)	(100,888)	—
Increase (decrease) from contract transactions	(236,664)	(2,949,042)	(339,211)	(363,857)	(9,427)
Net assets at beginning of year	7,054,850	14,781,484	604,103	4,016,322	306,581
Net assets at end of year	$5,852,906	$11,113,552	$243,550	$3,256,903	$284,520

Accumulation unit activity
Units outstanding at beginning of year	2,939,047	9,372,081	558,143	1,554,859	159,107
Contract purchase payments	362,316	99,289	2,220	110,161	2,596
Net transfers(1)	84,358	(371,252)	6,292	15,981	(195)
Transfers for policy loans	(319)	2,421	—	(2,997)	—
Contract charges	(617)	(10,798)	(172)	(444)	(65)
Contract terminations:
Surrender benefits	(479,528)	(1,540,553)	(301,938)	(207,642)	(6,878)
Death benefits	(36,000)	(90,900)	(17,386)	(36,195)	—
Units outstanding at end of year	2,869,257	7,460,288	247,159	1,433,723	154,565

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(21,240)	$1,649	$26,757	$(23,788)	$13,870
Net realized gain (loss) on sales of investments	243,111	(7,478)	412,583	177,574	67,194
Distributions from capital gains	139,287	62,729	535,144	399,470	33,271
Net change in unrealized appreciation or depreciation of investments	(403,013)	(112,517)	(1,647,903)	(1,183,998)	(195,197)
Net increase (decrease) in net assets resulting from operations	(41,855)	(55,617)	(673,419)	(630,742)	(80,862)

Contract transactions
Contract purchase payments	15,219	32,910	49,375	43,769	8,522
Net transfers(1)	(146,540)	(27,887)	(144,849)	(60,504)	(84,878)
Transfers for policy loans	858	—	1,300	9,920	55
Adjustments to net assets allocated to contracts in payment period	(658)	—	—	(4,472)	—
Contract charges	(8,202)	(173)	(14,216)	(3,053)	(446)
Contract terminations:
Surrender benefits	(450,096)	(60,828)	(936,489)	(495,300)	(183,434)
Death benefits	(13,729)	(2,015)	(59,680)	(70,961)	(7,084)
Increase (decrease) from contract transactions	(603,148)	(57,993)	(1,104,559)	(580,601)	(267,265)
Net assets at beginning of year	2,473,562	761,986	6,317,598	6,610,561	1,188,062
Net assets at end of year	$1,828,559	$648,376	$4,539,620	$5,399,218	$839,935

Accumulation unit activity
Units outstanding at beginning of year	1,302,703	652,598	2,794,644	2,072,766	611,563
Contract purchase payments	7,684	28,302	22,032	13,850	4,433
Net transfers(1)	(69,941)	(24,604)	(60,879)	(18,767)	(43,796)
Transfers for policy loans	420	—	691	3,113	29
Contract charges	(3,995)	(155)	(6,314)	(962)	(236)
Contract terminations:
Surrender benefits	(217,373)	(52,808)	(403,850)	(154,871)	(95,043)
Death benefits	(7,154)	(1,723)	(27,353)	(22,612)	(4,156)
Units outstanding at end of year	1,012,344	601,610	2,318,971	1,892,517	472,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	255

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$10,193	$(15,671)	$29,506	$(6,123)	$(6,115)
Net realized gain (loss) on sales of investments	100,935	48,365	123,662	16,056	60,072
Distributions from capital gains	32,130	208,953	24,397	79,023	62,624
Net change in unrealized appreciation or depreciation of investments	(222,553)	(228,158)	(756,531)	(123,952)	(134,009)
Net increase (decrease) in net assets resulting from operations	(79,295)	13,489	(578,966)	(34,996)	(17,428)

Contract transactions
Contract purchase payments	10,059	21,368	57,770	5,464	7,489
Net transfers(1)	(67,651)	(43,297)	(86,744)	(29,095)	9,373
Transfers for policy loans	(12,016)	(1,241)	163	—	55
Adjustments to net assets allocated to contracts in payment period	—	(3,649)	(5,556)	—	—
Contract charges	(1,080)	(1,515)	(3,285)	(350)	(402)
Contract terminations:
Surrender benefits	(237,356)	(363,851)	(464,739)	(54,088)	(245,319)
Death benefits	(56,641)	(110,223)	(6,713)	(8,534)	(13,068)
Increase (decrease) from contract transactions	(364,685)	(502,408)	(509,104)	(86,603)	(241,872)
Net assets at beginning of year	1,226,742	1,890,444	3,996,976	709,420	718,831
Net assets at end of year	$782,762	$1,401,525	$2,908,906	$587,821	$459,531

Accumulation unit activity
Units outstanding at beginning of year	644,258	835,240	2,140,244	409,808	422,703
Contract purchase payments	5,415	9,149	33,158	3,009	4,229
Net transfers(1)	(36,903)	(19,376)	(49,703)	(16,733)	5,095
Transfers for policy loans	(6,252)	(480)	(39)	—	30
Contract charges	(582)	(650)	(1,943)	(189)	(224)
Contract terminations:
Surrender benefits	(125,900)	(156,359)	(264,407)	(28,700)	(134,503)
Death benefits	(30,509)	(48,387)	(3,659)	(4,707)	(7,288)
Units outstanding at end of year	449,527	619,137	1,853,651	362,488	290,042

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

256	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv(2)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(9,547)	$4,185	$4,947	$(6,906)	$11,864
Net realized gain (loss) on sales of investments	77,379	(14,591)	(2,504)	84,915	(8,325)
Distributions from capital gains	48,788	18,655	430	45,520	—
Net change in unrealized appreciation or depreciation of investments	(122,068)	(33,301)	(156,370)	(123,716)	(23,629)
Net increase (decrease) in net assets resulting from operations	(5,448)	(25,052)	(153,497)	(187)	(20,090)

Contract transactions
Contract purchase payments	8,346	55,361	883,507	5,461	55,567
Net transfers(1)	46,062	28,096	2,436,602	(60,359)	(48,793)
Transfers for policy loans	3,016	—	42	408	(13)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,059)	(239)	(177)	(248)	(136)
Contract terminations:
Surrender benefits	(109,543)	(34,607)	(87,715)	(133,110)	(132,252)
Death benefits	(44,855)	(15,390)	—	—	—
Increase (decrease) from contract transactions	(99,033)	33,221	3,232,259	(187,848)	(125,627)
Net assets at beginning of year	1,099,846	411,583	—	927,706	890,634
Net assets at end of year	$995,365	$419,752	$3,078,762	$739,671	$744,917

Accumulation unit activity
Units outstanding at beginning of year	601,618	356,813	—	560,177	853,118
Contract purchase payments	4,273	48,329	847,026	3,191	54,428
Net transfers(1)	23,948	25,663	2,348,913	(35,751)	(47,287)
Transfers for policy loans	1,549	—	41	227	(13)
Contract charges	(951)	(205)	(173)	(144)	(137)
Contract terminations:
Surrender benefits	(54,836)	(29,153)	(85,304)	(74,265)	(128,640)
Death benefits	(23,738)	(13,092)	—	—	—
Units outstanding at end of year	551,863	388,355	3,110,503	453,435	731,469

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	257

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(7,572)	$9,637	$(19,044)	$366	$(19,771)
Net realized gain (loss) on sales of investments	83,366	(40,149)	258,270	9,856	84,457
Distributions from capital gains	39,798	—	157,678	18,387	202,902
Net change in unrealized appreciation or depreciation of investments	(103,664)	(152,697)	(470,419)	(52,795)	(238,112)
Net increase (decrease) in net assets resulting from operations	11,928	(183,209)	(73,515)	(24,186)	29,476

Contract transactions
Contract purchase payments	5,573	21,000	193,832	29,986	37,326
Net transfers(1)	8,851	(37,381)	(208,551)	(99,146)	(37,445)
Transfers for policy loans	—	2,489	(1,861)	—	3,219
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(243)	(479)	(5,503)	(325)	(1,858)
Contract terminations:
Surrender benefits	(107,198)	(166,432)	(507,873)	(14,377)	(652,727)
Death benefits	(43,222)	(22,692)	(28,819)	—	(39,650)
Increase (decrease) from contract transactions	(136,239)	(203,495)	(558,775)	(83,862)	(691,135)
Net assets at beginning of year	918,353	1,344,437	3,381,436	396,589	3,658,256
Net assets at end of year	$794,042	$957,733	$2,749,146	$288,541	$2,996,597

Accumulation unit activity
Units outstanding at beginning of year	600,058	848,347	1,700,745	288,129	2,811,197
Contract purchase payments	3,547	13,803	94,900	21,946	27,404
Net transfers(1)	5,146	(23,985)	(98,971)	(72,399)	(27,487)
Transfers for policy loans	—	1,611	(1,077)	—	2,318
Contract charges	(146)	(308)	(2,653)	(238)	(1,353)
Contract terminations:
Surrender benefits	(65,372)	(110,424)	(240,175)	(10,472)	(471,689)
Death benefits	(26,397)	(14,965)	(14,584)	—	(29,795)
Units outstanding at end of year	516,836	714,079	1,438,185	226,966	2,310,595

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(14,431)	$(11,043)	$(16,154)	$30,892	$(5,901)
Net realized gain (loss) on sales of investments	63,905	131,708	46,059	64,257	32,577
Distributions from capital gains	249,606	19,771	346,933	—	—
Net change in unrealized appreciation or depreciation of investments	(328,858)	(120,158)	(253,971)	(222,097)	(167,195)
Net increase (decrease) in net assets resulting from operations	(29,778)	20,278	122,867	(126,948)	(140,519)

Contract transactions
Contract purchase payments	25,522	103,760	226,748	16,731	11,625
Net transfers(1)	33,536	(830,545)	125,033	(176,713)	50,162
Transfers for policy loans	1,249	(1,518)	399	(2,164)	241
Adjustments to net assets allocated to contracts in payment period	—	(2,114)	—	—	—
Contract charges	(993)	(3,889)	(949)	(1,568)	(1,241)
Contract terminations:
Surrender benefits	(187,999)	(623,803)	(224,935)	(245,420)	(100,486)
Death benefits	(19,873)	(101,400)	(77,334)	(30,993)	(4,279)
Increase (decrease) from contract transactions	(148,558)	(1,459,509)	48,962	(440,127)	(43,978)
Net assets at beginning of year	1,697,489	6,359,123	1,411,963	1,724,585	845,933
Net assets at end of year	$1,519,153	$4,919,892	$1,583,792	$1,157,510	$661,436

Accumulation unit activity
Units outstanding at beginning of year	752,097	2,274,992	660,549	1,149,163	628,403
Contract purchase payments	10,856	38,697	91,546	11,410	8,519
Net transfers(1)	12,272	(374,022)	50,888	(121,510)	41,379
Transfers for policy loans	510	(740)	150	(1,501)	172
Contract charges	(406)	(1,327)	(384)	(1,079)	(974)
Contract terminations:
Surrender benefits	(77,158)	(207,354)	(91,079)	(166,466)	(78,922)
Death benefits	(9,115)	(43,146)	(28,531)	(22,190)	(3,167)
Units outstanding at end of year	689,056	1,687,100	683,139	847,827	595,410

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	259

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$(6,914)	$(1,450)	$104,297	$819	$20,896
Net realized gain (loss) on sales of investments	43,159	(108)	(26,564)	1,937	(3,578)
Distributions from capital gains	40,692	4,537	—	13,394	22,198
Net change in unrealized appreciation or depreciation of investments	(122,902)	(14,724)	(404,146)	(27,101)	(56,303)
Net increase (decrease) in net assets resulting from operations	(45,965)	(11,745)	(326,413)	(10,951)	(16,787)

Contract transactions
Contract purchase payments	176,973	22,983	138,735	22,498	268,896
Net transfers(1)	(95,079)	13,377	(153,934)	29,274	448,913
Transfers for policy loans	—	—	(6,125)	—	719
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(162)	(19)	(6,079)	(54)	(380)
Contract terminations:
Surrender benefits	(93,308)	(1,091)	(625,591)	(1,541)	(88,171)
Death benefits	—	(13,516)	(67,155)	—	—
Increase (decrease) from contract transactions	(11,576)	21,734	(720,149)	50,177	629,977
Net assets at beginning of year	658,117	134,500	5,559,233	121,346	1,244,762
Net assets at end of year	$600,576	$144,489	$4,512,671	$160,572	$1,857,952

Accumulation unit activity
Units outstanding at beginning of year	287,242	138,511	3,469,416	107,624	1,181,583
Contract purchase payments	76,928	24,514	89,539	20,172	266,838
Net transfers(1)	(40,074)	14,020	(98,539)	26,376	442,570
Transfers for policy loans	—	—	(4,017)	—	711
Contract charges	(69)	(20)	(3,889)	(49)	(379)
Contract terminations:
Surrender benefits	(40,459)	(1,115)	(398,688)	(1,409)	(85,920)
Death benefits	—	(14,386)	(43,527)	—	—
Units outstanding at end of year	283,568	161,524	3,010,295	152,714	1,805,403

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

260	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$1,264	$3,803	$(72,509)	$(6,628)	$(2,607)
Net realized gain (loss) on sales of investments	6,686	10,244	185,827	47,225	4,455
Distributions from capital gains	194,526	—	709,776	87,455	12,550
Net change in unrealized appreciation or depreciation of investments	(212,822)	(138,415)	(928,209)	(147,380)	(37,937)
Net increase (decrease) in net assets resulting from operations	(10,346)	(124,368)	(105,115)	(19,328)	(23,539)

Contract transactions
Contract purchase payments	6,010	7,210	29,690	10,281	2,568
Net transfers(1)	(6,703)	(2,226)	(62,216)	150,806	(5,989)
Transfers for policy loans	879	119	8,484	4,346	—
Adjustments to net assets allocated to contracts in payment period	—	(313)	(3,180)	—	—
Contract charges	(1,108)	(493)	(3,666)	(503)	(143)
Contract terminations:
Surrender benefits	(144,269)	(76,178)	(395,613)	(115,330)	(33,935)
Death benefits	(14,822)	(2,046)	(58,657)	(2,081)	—
Increase (decrease) from contract transactions	(160,013)	(73,927)	(485,158)	47,519	(37,499)
Net assets at beginning of year	1,221,927	694,698	5,729,446	722,058	297,816
Net assets at end of year	$1,051,568	$496,403	$5,139,173	$750,249	$236,778

Accumulation unit activity
Units outstanding at beginning of year	463,360	367,362	1,922,212	283,442	91,815
Contract purchase payments	2,215	3,984	9,468	3,945	754
Net transfers(1)	(2,770)	(1,220)	(20,175)	56,481	(1,568)
Transfers for policy loans	324	67	2,676	1,594	—
Contract charges	(397)	(274)	(1,159)	(187)	(44)
Contract terminations:
Surrender benefits	(52,784)	(41,300)	(125,433)	(42,104)	(9,902)
Death benefits	(5,470)	(1,075)	(18,322)	(768)	—
Units outstanding at end of year	404,478	327,544	1,769,267	302,403	81,055

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	261

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(16,388)	$5,721	$9,606	$(484,339)	$(473,351)
Net realized gain (loss) on sales of investments	(9,861)	(2,550)	(2,324)	3,036,408	4,705,598
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,488	(128,046)	(104,170)	(7,075,792)	(8,520,875)
Net increase (decrease) in net assets resulting from operations	14,239	(124,875)	(96,888)	(4,523,723)	(4,288,628)

Contract transactions
Contract purchase payments	154,185	7,182	111,931	1,540,451	870,921
Net transfers(1)	(22,995)	(24,368)	63,460	(3,247,902)	(3,051,790)
Transfers for policy loans	162	—	280	23,334	(14,564)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(713)	(254)	(140)	(230,000)	(330,810)
Contract terminations:
Surrender benefits	(154,219)	(25,782)	(39,141)	(3,407,904)	(6,631,696)
Death benefits	(44,518)	(2,950)	(2,148)	(189,736)	(491,205)
Increase (decrease) from contract transactions	(68,098)	(46,172)	134,242	(5,511,757)	(9,649,144)
Net assets at beginning of year	1,603,979	614,862	525,012	53,063,585	56,004,331
Net assets at end of year	$1,550,120	$443,815	$562,366	$43,028,105	$42,066,559

Accumulation unit activity
Units outstanding at beginning of year	1,668,885	218,332	604,909	28,834,355	30,329,085
Contract purchase payments	159,865	2,618	139,238	844,157	474,347
Net transfers(1)	(23,697)	(10,107)	81,847	(1,771,226)	(1,613,250)
Transfers for policy loans	170	—	360	13,181	(7,513)
Contract charges	(750)	(92)	(187)	(126,146)	(180,631)
Contract terminations:
Surrender benefits	(159,869)	(9,674)	(44,486)	(1,853,300)	(3,566,125)
Death benefits	(45,982)	(1,083)	(2,646)	(99,437)	(274,404)
Units outstanding at end of year	1,598,622	199,994	779,035	25,841,584	25,161,509

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

262	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$10,856	$(385,729)	$(358,019)	$(25,376)	$(41,047)
Net realized gain (loss) on sales of investments	(40,139)	1,232,512	2,265,625	(1,887)	(722)
Distributions from capital gains	85,273	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(331,161)	(2,236,397)	(3,265,928)	(230,840)	(341,877)
Net increase (decrease) in net assets resulting from operations	(275,171)	(1,389,614)	(1,358,322)	(258,103)	(383,646)

Contract transactions
Contract purchase payments	216,043	1,278,285	67,099	3,423,940	3,968,560
Net transfers(1)	4,346	(140,198)	(748,361)	426,036	2,872,206
Transfers for policy loans	—	8,460	(10,239)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(163)	(251,043)	(214,641)	(11,708)	(23,019)
Contract terminations:
Surrender benefits	(42,236)	(4,995,122)	(8,371,084)	(10,176)	(21,491)
Death benefits	(273)	(2,156,825)	(1,113,102)	—	(22,310)
Increase (decrease) from contract transactions	177,717	(6,256,443)	(10,390,328)	3,828,092	6,773,946
Net assets at beginning of year	1,344,977	38,139,751	42,343,933	720,585	1,527,423
Net assets at end of year	$1,247,523	$30,493,694	$30,595,283	$4,290,574	$7,917,723

Accumulation unit activity
Units outstanding at beginning of year	761,355	29,849,988	32,894,001	695,987	1,464,321
Contract purchase payments	123,522	1,022,124	52,874	3,339,930	3,780,901
Net transfers(1)	6,436	(184,713)	(563,176)	405,708	2,771,166
Transfers for policy loans	—	6,673	(7,893)	—	—
Contract charges	(99)	(200,093)	(169,023)	(11,333)	(22,176)
Contract terminations:
Surrender benefits	(26,246)	(3,949,722)	(6,581,322)	(9,897)	(20,557)
Death benefits	(154)	(1,766,554)	(892,665)	—	(21,838)
Units outstanding at end of year	864,814	24,777,703	24,732,796	4,420,395	7,951,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	263

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(369,723)	$(891,140)	$(5,316,673)	$(10,064,752)	$(4,590,164)
Net realized gain (loss) on sales of investments	538,246	1,219,327	5,788,933	10,608,965	14,868,960
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,365,311)	(4,883,655)	(47,539,880)	(67,508,291)	(39,105,295)
Net increase (decrease) in net assets resulting from operations	(1,196,788)	(4,555,468)	(47,067,620)	(66,964,078)	(28,826,499)

Contract transactions
Contract purchase payments	2,709,366	10,247,753	50,619,377	74,829,971	12,032,814
Net transfers(1)	6,149,172	(1,724,545)	1,795,353	(7,335,238)	14,048,792
Transfers for policy loans	—	—	(12,122)	15,992	(88,349)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(30,389)
Contract charges	(380,573)	(847,284)	(5,731,533)	(10,956,674)	(3,603,240)
Contract terminations:
Surrender benefits	(5,777,992)	(3,306,332)	(19,823,517)	(32,533,308)	(42,235,013)
Death benefits	(815,587)	(1,181,083)	(2,647,204)	(5,046,636)	(3,613,275)
Increase (decrease) from contract transactions	1,884,386	3,188,509	24,200,354	18,974,107	(23,488,660)
Net assets at beginning of year	31,922,733	82,765,259	517,726,632	955,177,465	460,518,906
Net assets at end of year	$32,610,331	$81,398,300	$494,859,366	$907,187,494	$408,203,747

Accumulation unit activity
Units outstanding at beginning of year	28,772,968	70,376,417	398,166,166	734,385,632	295,267,169
Contract purchase payments	2,473,600	8,782,043	38,443,882	57,875,031	7,846,407
Net transfers(1)	5,644,538	(1,484,369)	1,027,638	(6,332,585)	8,980,362
Transfers for policy loans	—	—	(7,402)	12,192	(55,941)
Contract charges	(348,475)	(728,296)	(4,426,578)	(8,482,665)	(2,336,369)
Contract terminations:
Surrender benefits	(5,289,759)	(2,852,517)	(15,560,371)	(25,893,772)	(27,295,756)
Death benefits	(751,024)	(1,019,902)	(2,108,785)	(3,878,524)	(2,382,371)
Units outstanding at end of year	30,501,848	73,073,376	415,534,550	747,685,309	280,023,501

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

264	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(5,379,802)	$(2,079,775)	$(1,700,493)	$(898,445)	$(995,215)
Net realized gain (loss) on sales of investments	39,489,227	11,038,309	16,936,927	3,188,905	7,059,613
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(68,555,735)	(24,881,281)	(28,501,903)	(6,614,285)	(10,945,874)
Net increase (decrease) in net assets resulting from operations	(34,446,310)	(15,922,747)	(13,265,469)	(4,323,825)	(4,881,476)

Contract transactions
Contract purchase payments	1,562,694	9,291,981	1,643,497	2,605,669	625,496
Net transfers(1)	409,007	(7,370,585)	(7,508,089)	(1,132,503)	(1,717,150)
Transfers for policy loans	(4,783)	(57,402)	59,774	11,491	12,893
Adjustments to net assets allocated to contracts in payment period	—	(27,570)	—	(24,526)	—
Contract charges	(3,798,991)	(1,429,422)	(1,097,229)	(601,099)	(611,320)
Contract terminations:
Surrender benefits	(88,763,792)	(19,096,521)	(29,706,810)	(8,560,797)	(16,855,516)
Death benefits	(6,701,057)	(1,969,598)	(1,769,949)	(822,462)	(1,764,018)
Increase (decrease) from contract transactions	(97,296,922)	(20,659,117)	(38,378,806)	(8,524,227)	(20,309,615)
Net assets at beginning of year	619,028,863	219,806,104	204,731,279	91,299,448	114,672,278
Net assets at end of year	$487,285,631	$183,224,240	$153,087,004	$78,451,396	$89,481,187

Accumulation unit activity
Units outstanding at beginning of year	394,228,396	129,246,952	119,707,299	64,661,353	80,729,371
Contract purchase payments	999,810	5,512,477	966,198	1,895,502	443,660
Net transfers(1)	233,039	(4,380,376)	(4,367,501)	(814,859)	(1,246,160)
Transfers for policy loans	(3,438)	(34,554)	35,011	8,023	9,076
Contract charges	(2,441,463)	(844,858)	(644,427)	(431,570)	(435,760)
Contract terminations:
Surrender benefits	(56,915,238)	(11,234,887)	(17,390,472)	(6,164,997)	(11,932,475)
Death benefits	(4,292,371)	(1,166,308)	(1,065,390)	(594,297)	(1,256,301)
Units outstanding at end of year	331,808,735	117,098,446	97,240,718	58,559,155	66,311,411

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	265

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$7,063	$(3,425)	$(16,478)	$(12,438)	$(5,920)
Net realized gain (loss) on sales of investments	(994)	19,548	227,785	34,401	6,339
Distributions from capital gains	7,326	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(21,964)	(42,570)	(343,471)	(113,980)	(96,049)
Net increase (decrease) in net assets resulting from operations	(8,569)	(26,447)	(132,164)	(92,017)	(95,630)

Contract transactions
Contract purchase payments	20,643	7,942	11,460	388,907	175,614
Net transfers(1)	1,660	(3,235)	(177,909)	(23,652)	20,169
Transfers for policy loans	—	—	502	(683)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(28)	(45)	(5,056)	(63)	(42)
Contract terminations:
Surrender benefits	(9,621)	(30,919)	(174,898)	(32,856)	(13,232)
Death benefits	(1,323)	(13,684)	(21,008)	(18,556)	(272)
Increase (decrease) from contract transactions	11,331	(39,941)	(366,909)	313,097	182,237
Net assets at beginning of year	598,018	325,600	1,978,190	890,315	476,241
Net assets at end of year	$600,780	$259,212	$1,479,117	$1,111,395	$562,848

Accumulation unit activity
Units outstanding at beginning of year	531,962	151,387	1,048,155	408,798	230,704
Contract purchase payments	19,050	3,662	5,938	163,808	85,671
Net transfers(1)	1,541	(1,462)	(89,617)	(8,245)	9,668
Transfers for policy loans	—	—	258	(299)	—
Contract charges	(25)	(22)	(2,649)	(30)	(22)
Contract terminations:
Surrender benefits	(8,743)	(14,120)	(90,252)	(13,696)	(6,783)
Death benefits	(1,190)	(6,307)	(11,364)	(7,949)	(137)
Units outstanding at end of year	542,595	133,138	860,469	542,387	319,101

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

266	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(39,343)	$(79,787)	$(638,949)	$(539,387)	$112,539
Net realized gain (loss) on sales of investments	538,889	48,193	293,731	186,709	6,513
Distributions from capital gains	—	—	—	—	1,121,809
Net change in unrealized appreciation or depreciation of investments	(1,071,776)	(317,380)	(4,541,419)	(2,686,185)	(2,993,818)
Net increase (decrease) in net assets resulting from operations	(572,230)	(348,974)	(4,886,637)	(3,038,863)	(1,752,957)

Contract transactions
Contract purchase payments	40,598	4,319,285	30,666,194	20,334,032	109,051
Net transfers(1)	(238,133)	1,428,830	14,289,691	10,621,573	(246,974)
Transfers for policy loans	(1,533)	—	—	—	(5,403)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,064)
Contract charges	(8,981)	(60,331)	(636,851)	(476,819)	(10,168)
Contract terminations:
Surrender benefits	(641,541)	(80,660)	(1,077,022)	(606,203)	(1,336,934)
Death benefits	(63,240)	—	(97,316)	—	(159,700)
Increase (decrease) from contract transactions	(912,830)	5,607,124	43,144,696	29,872,583	(1,651,192)
Net assets at beginning of year	5,013,986	5,001,195	46,873,581	38,748,277	11,001,315
Net assets at end of year	$3,528,926	$10,259,345	$85,131,640	$65,581,997	$7,597,166

Accumulation unit activity
Units outstanding at beginning of year	1,582,085	4,497,385	38,686,387	33,345,523	4,065,673
Contract purchase payments	13,823	3,877,203	24,988,342	17,405,287	42,065
Net transfers(1)	(75,378)	1,322,582	11,678,006	9,167,909	(106,580)
Transfers for policy loans	(338)	—	—	—	(2,407)
Contract charges	(2,946)	(54,576)	(520,531)	(409,689)	(3,831)
Contract terminations:
Surrender benefits	(192,687)	(72,627)	(874,951)	(518,812)	(525,803)
Death benefits	(19,272)	—	(80,603)	—	(68,894)
Units outstanding at end of year	1,305,287	9,569,967	73,876,650	58,990,218	3,400,223

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	267

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(121,083)	$3,013	$206,243	$(18,854)	$(38,725)
Net realized gain (loss) on sales of investments	(338,650)	41,510	(8,948)	99,732	185,900
Distributions from capital gains	3,532,955	134,700	462,229	244,257	359,947
Net change in unrealized appreciation or depreciation of investments	(3,021,150)	(254,487)	(1,017,130)	(505,085)	(502,716)
Net increase (decrease) in net assets resulting from operations	52,072	(75,264)	(357,606)	(179,950)	4,406

Contract transactions
Contract purchase payments	135,129	39,496	17,397	29,153	271,608
Net transfers(1)	(825,306)	84,692	(6,409)	56,545	235,153
Transfers for policy loans	3,594	13,363	975	—	1,641
Adjustments to net assets allocated to contracts in payment period	(1,696)	—	(1,225)	(6,057)	—
Contract charges	(12,896)	(1,486)	(2,761)	(1,224)	(1,580)
Contract terminations:
Surrender benefits	(2,668,793)	(87,963)	(223,772)	(330,573)	(522,776)
Death benefits	(110,470)	—	(34,209)	(6,506)	(71,758)
Increase (decrease) from contract transactions	(3,480,438)	48,102	(250,004)	(258,662)	(87,712)
Net assets at beginning of year	15,456,600	1,966,644	2,232,275	2,746,866	3,547,597
Net assets at end of year	$12,028,234	$1,939,482	$1,624,665	$2,308,254	$3,464,291

Accumulation unit activity
Units outstanding at beginning of year	4,358,636	801,681	1,395,551	944,537	1,248,618
Contract purchase payments	34,159	15,769	11,086	10,783	82,986
Net transfers(1)	(237,993)	37,382	246	20,284	67,827
Transfers for policy loans	414	5,400	669	—	529
Contract charges	(3,303)	(596)	(1,900)	(432)	(499)
Contract terminations:
Surrender benefits	(730,062)	(36,068)	(149,184)	(108,699)	(162,844)
Death benefits	(33,452)	—	(20,430)	(2,517)	(23,009)
Units outstanding at end of year	3,388,399	823,568	1,236,038	863,956	1,213,608

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

268	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$14,080
Net realized gain (loss) on sales of investments	(2,017)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(31,390)
Net increase (decrease) in net assets resulting from operations	(19,327)

Contract transactions
Contract purchase payments	13,486
Net transfers(1)	11,212
Transfers for policy loans	7
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(32)
Contract terminations:
Surrender benefits	(42,682)
Death benefits	(6,069)
Increase (decrease) from contract transactions	(24,078)
Net assets at beginning of year	395,413
Net assets at end of year	$352,008

Accumulation unit activity
Units outstanding at beginning of year	350,059
Contract purchase payments	12,332
Net transfers(1)	10,233
Transfers for policy loans	6
Contract charges	(29)
Contract terminations:
Surrender benefits	(38,474)
Death benefits	(5,505)
Units outstanding at end of year	328,622

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	269

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® Flexible Portfolio Annuity (FPA)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2019, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III

270	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon VIF Intl Eq, Serv	BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares(1) (previously Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)(2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3))
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Value Fund (Class 2))
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2))
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3))
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)(3)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	271

Division	Fund
CTIVP AQR Intl Core Eq, Cl 2

CTIVP® – AQR International Core Equity Fund (Class 2)
(effective sometime during the second quarter of 2020, this Fund will be renamed to Variable Portfolio – Partners International Core Equity Fund (Class 2))

CTIVP AQR Man Fut Strategy, Cl 2	CTIVP® – AQR Managed Futures Strategy Fund (Class 2)(4)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP DFA Intl Val, Cl 2	CTIVP® – DFA International Value Fund (Class 2) (effective sometime during the second quarter of 2020, this Fund will be renamed to Variable Portfolio – Partners International Value Fund (Class 2))
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP Loomis Sayles Gro, Cl 2	CTIVP® – Loomis Sayles Growth Fund (Class 2)
CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Wm Blair Intl Leaders, Cl 2

CTIVP® – William Blair International Leaders Fund (Class 2)
(previously CTIVP® – Oppenheimer International Growth Fund (Class 2); effective sometime during the second quarter of 2020, this Fund will be renamed to Variable Portfolio – Partners International Growth Fund (Class 2))

DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco Opp VI Global, Ser II	Invesco Oppenheimer V.I. Global Fund, Series II Shares (previously Oppenheimer Global Fund/VA, Service Shares)
Inves Opp VI Gbl Strat Inc, Ser II	Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (previously Oppenheimer Global Strategic Income Fund/VA, Service Shares)
Invesco Opp VI Main St, Ser II	Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (previously Oppenheimer Main Street Fund®/VA, Service Shares)
Inves Opp VI Mn St Sm Cap, Ser II	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (previously Oppenheimer Main Street Small Cap Fund®/VA, Service Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(5)
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(6)
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy, Cl II	Ivy VIP Asset Strategy, Class II

272	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares(7),(8)
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Gbl Tech, Serv

Janus Henderson VIT Global Technology Portfolio: Service Shares
(effective on or about April 29, 2020, this Fund will be renamed to Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares)

Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares (previously Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares)
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class)
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio (effective on or about March 16, 2020, this Fund was renamed to Third Avenue VST FFI Strategies Portfolio)
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)(9)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2) (previously CTIVP® – MFS® Blended Research® Core Equity Fund (Class 2))
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3) (previously CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3))
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	273

Division	Fund
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
(2)	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
(3)	Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
(4)	CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
(5)	Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
(6)	Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
(7)	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson VIT Balanced Portfolio: Service Shares on April 27, 2018.
(8)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.
(9)	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2019.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment

274	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. The Account adopted the standard on January 1, 2020. There was no impact of the standard to the Account’s financials condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	275

Product	Mortality and expense risk fee
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
FPA	1.25%

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value. Effective July 31, 2020, the contract administrative charge will increase to $50 per year on the contract anniversary for certain products.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2019 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$170,509
AB VPS Global Thematic Gro, Cl B	55,670
AB VPS Gro & Inc, Cl B	870,087
AB VPS Intl Val, Cl B	257,486
AB VPS Lg Cap Gro, Cl B	1,301,226
ALPS Alerian Engy Infr, Class III	124,261
AC VP Intl, Cl I	18,788
AC VP Intl, Cl II	68,921
AC VP Mid Cap Val, Cl II	459,375
AC VP Ultra, Cl II	635,159

Division	Purchases
AC VP Val, Cl I	$59,684
AC VP Val, Cl II	1,792,485
BlackRock Global Alloc, Cl III	529,087
BNY Mellon VIF Intl Eq, Serv	13,757
Calvert VP SRI Bal, Cl I	48,287
CB Var Sm Cap Gro, Cl I	127,572
Col VP Bal, Cl 3	4,973,994
Col VP Commodity Strategy, Cl 2	59,503
Col VP Contrarian Core, Cl 2	449,886
Col VP Disciplined Core, Cl 2	419,158

276	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases
Col VP Disciplined Core, Cl 3	$283,717
Col VP Div Abs Return, Cl 2	13,213
Col VP Divd Opp, Cl 2	600,715
Col VP Divd Opp, Cl 3	638,966
Col VP Emerg Mkts Bond, Cl 2	190,245
Col VP Emer Mkts, Cl 2	639,726
Col VP Emer Mkts, Cl 3	1,491,155
Col VP Global Strategic Inc, Cl 2	230,777
Col VP Global Strategic Inc, Cl 3	62,703
Col VP Govt Money Mkt, Cl 2	3,102,103
Col VP Govt Money Mkt, Cl 3	1,638,965
Col VP Hi Yield Bond, Cl 2	598,678
Col VP Hi Yield Bond, Cl 3	750,134
Col VP Inc Opp, Cl 2	1,055,099
Col VP Inc Opp, Cl 3	707,481
Col VP Inter Bond, Cl 2	1,315,268
Col VP Inter Bond, Cl 3	1,284,670
Col VP Lg Cap Gro, Cl 2	577,487
Col VP Lg Cap Gro, Cl 3	99,813
Col VP Lg Cap Index, Cl 3	14,142,309
Col VP Limited Duration Cr, Cl 2	1,387,928
Col VP Long Govt/Cr Bond, Cl 2	298,144
Col VP Mid Cap Gro, Cl 2	218,050
Col VP Mid Cap Gro, Cl 3	257,208
Col VP Overseas Core, Cl 2	149,986
Col VP Overseas Core, Cl 3	741,314
Col VP Select Lg Cap Val, Cl 2	361,220
Col VP Select Lg Cap Val, Cl 3	208,548
Col VP Select Mid Cap Val, Cl 2	75,352
Col VP Select Mid Cap Val, Cl 3	47,225
Col VP Select Sm Cap Val, Cl 2	96,573
Col VP Select Sm Cap Val, Cl 3	38,088
Col VP Strategic Inc, Cl 2	1,039,861
Col VP US Eq, Cl 2	110,083
Col VP US Govt Mtge, Cl 2	490,446
Col VP US Govt Mtge, Cl 3	358,668
CS Commodity Return	36,774
CTIVP AC Div Bond, Cl 2	608,929
CTIVP AQR Intl Core Eq, Cl 2	15,794
CTIVP AQR Man Fut Strategy, Cl 2	79,637
CTIVP BR Gl Infl Prot Sec, Cl 2	194,543
CTIVP BR Gl Infl Prot Sec, Cl 3	212,762
CTIVP CenterSquare Real Est, Cl 2	94,760
CTIVP DFA Intl Val, Cl 2	391,296
CTIVP Lazard Intl Eq Adv, Cl 2	701,495
CTIVP Loomis Sayles Gro, Cl 1	194,199
CTIVP Loomis Sayles Gro, Cl 2	371,001
CTIVP LA Capital Lg Cap Gro, Cl 2	143,097
CTIVP MFS Val, Cl 2	487,594
CTIVP MS Adv, Cl 2	71,361
CTIVP T Rowe Price LgCap Val, Cl 2	513,710
CTIVP TCW Core Plus Bond, Cl 2	291,359
CTIVP Vty Sycamore Estb Val, Cl 2	982,034
CTIVP Vty Sycamore Estb Val, Cl 3	108,362
CTIVP WF Short Duration Govt, Cl 2	1,380,236
CTIVP Westfield Mid Cap Gro, Cl 2	83,861
CTIVP Wm Blair Intl Leaders, Cl 2	358,379
DWS Alt Asset Alloc VIP, Cl B	117,249
EV VT Floating-Rate Inc, Init Cl	545,838

Division	Purchases
Fid VIP Contrafund, Serv Cl 2	$6,398,633
Fid VIP Gro & Inc, Serv Cl	126,998
Fid VIP Gro & Inc, Serv Cl 2	1,040,287
Fid VIP Mid Cap, Serv Cl	224,504
Fid VIP Mid Cap, Serv Cl 2	4,703,111
Fid VIP Overseas, Serv Cl	36,875
Fid VIP Overseas, Serv Cl 2	242,813
Fid VIP Strategic Inc, Serv Cl 2	3,303,303
Frank Global Real Est, Cl 2	301,099
Frank Inc, Cl 2	1,186,443
Frank Mutual Shares, Cl 2	1,812,017
Frank Sm Cap Val, Cl 2	2,208,435
GS VIT Mid Cap Val, Inst	370,243
GS VIT Multi-Strategy Alt, Advisor	114,804
GS VIT Sm Cap Eq Insights, Inst	23,980
GS VIT U.S. Eq Insights, Inst	258,183
Invesco Opp VI Global, Ser II	1,480,835
Inves Opp VI Gbl Strat Inc, Ser II	718,002
Invesco Opp VI Main St, Ser II	51,743
Inves Opp VI Mn St Sm Cap, Ser II	1,422,563
Invesco VI Am Fran, Ser I	53,770
Invesco VI Am Fran, Ser II	331,423
Invesco VI Bal Risk Alloc, Ser II	265,656
Invesco VI Comstock, Ser II	879,957
Invesco VI Core Eq, Ser I	777,422
Invesco VI Div Divd, Ser I	81,794
Invesco VI Div Divd, Ser II	93,392
Invesco VI Hlth, Ser II	214,831
Invesco VI Intl Gro, Ser II	299,803
Invesco VI Mid Cap Gro, Ser I	118,152
Invesco VI Mid Cap Gro, Ser II	91,499
Invesco VI Tech, Ser I	130,704
Ivy VIP Asset Strategy, Cl II	172,370
Janus Henderson VIT Bal, Serv	2,935,778
Janus Henderson VIT Enter, Serv	84,070
Janus Henderson VIT Flex Bd, Serv	564,259
Janus Henderson VIT Gbl Tech, Serv	162,374
Janus Henderson VIT Overseas, Serv	40,252
Janus Henderson VIT Res, Serv	467,872
Lazard Ret Global Dyn MA, Serv	184,237
MFS Mass Inv Gro Stock, Serv Cl	481,344
MFS New Dis, Serv Cl	404,844
MFS Utilities, Serv Cl	1,385,499
MS VIF Dis, Cl II	746,315
MS VIF Global Real Est, Cl II	219,688
NB AMT Intl Eq, Cl S	46,183
NB AMT Sus Eq, Cl S	136,477
NB AMT US Eq Index PW Strat, Cl S	68,088
PIMCO VIT All Asset, Advisor Cl	454,841
PIMCO VIT Glb Man As Alloc, Adv Cl	84,305
PIMCO VIT Tot Return, Advisor Cl	1,791,965
Put VT Global Hlth Care, Cl IB	63,219
Put VT Intl Eq, Cl IB	17,291
Put VT Sus Leaders, Cl IA	940,791
Put VT Sus Leaders, Cl IB	133,914
Royce Micro-Cap, Invest Cl	26,275
Temp Global Bond, Cl 2	631,319
Third Ave Val	16,863
VanEck VIP Global Gold, Cl S	79,346

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	277

Division	Purchases
VP Aggr, Cl 2	$3,990,082
VP Aggr, Cl 4	746,645
VP Col Wanger Intl Eq, Cl 2	366,965
VP Conserv, Cl 2	7,006,049
VP Conserv, Cl 4	2,146,229
VP Man Risk, Cl 2	3,409,985
VP Man Risk US, Cl 2	6,984,100
VP Man Vol Conserv, Cl 2	10,528,671
VP Man Vol Conserv Gro, Cl 2	12,723,810
VP Man Vol Gro, Cl 2	45,858,611
VP Man Vol Mod Gro, Cl 2	36,757,342
VP Mod, Cl 2	40,642,650
VP Mod, Cl 4	6,122,266
VP Mod Aggr, Cl 2	9,428,241
VP Mod Aggr, Cl 4	2,398,875
VP Mod Conserv, Cl 2	11,440,162
VP Mod Conserv, Cl 4	2,677,775

Division	Purchases
VP Ptnrs Core Bond, Cl 2	$201,198
VP Ptnrs Core Eq, Cl 2	13,640
VP Ptnrs Core Eq, Cl 3	62,620
VP Ptnrs Sm Cap Gro, Cl 2	152,662
VP Ptnrs Sm Cap Val, Cl 2	194,138
VP Ptnrs Sm Cap Val, Cl 3	124,176
VP US Flex Conserv Gro, Cl 2	12,571,349
VP US Flex Gro, Cl 2	61,925,090
VP US Flex Mod Gro, Cl 2	37,083,314
Wanger Intl	1,045,380
Wanger USA	2,540,218
WF VT Index Asset Alloc, Cl 2	226,796
WF VT Intl Eq, Cl 2	806,418
WF VT Opp, Cl 2	379,389
WF VT Sm Cap Gro, Cl 2	1,076,704
WA Var Global Hi Yd Bond, Cl II	312,025

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%	to	1.48%
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)	to	(3.11%)
AB VPS Global Thematic Gro, Cl B
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%	to	1.17%
AB VPS Gro & Inc, Cl B
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%	to	9.48%
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%	to	(0.03%)
AB VPS Intl Val, Cl B
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%	to	0.93%
AB VPS Lg Cap Gro, Cl B
2019	949	$3.79	to	$2.57	$3,622	—	0.85%	to	1.85%	33.23%	to	31.90%
2018	820	$2.85	to	$1.95	$2,360	—	0.85%	to	1.85%	1.45%	to	0.44%
2017	791	$2.81	to	$1.94	$2,258	—	0.85%	to	1.85%	30.56%	to	29.27%
2016	734	$2.15	to	$1.50	$1,613	—	0.85%	to	1.85%	1.49%	to	0.48%
2015	616	$2.12	to	$1.49	$1,305	—	0.85%	to	1.85%	9.92%	to	8.82%

278	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%	to	38.22%
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)	to	(39.07%)
AC VP Intl, Cl I
2019	190	$1.55	to	$1.49	$287	0.85%	0.75%	to	0.95%	27.46%	to	27.21%
2018	202	$1.22	to	$1.17	$240	1.27%	0.75%	to	0.95%	(15.86%)	to	(16.03%)
2017	216	$1.45	to	$1.40	$307	0.91%	0.75%	to	0.95%	30.23%	to	29.97%
2016	282	$1.11	to	$1.07	$308	1.07%	0.75%	to	0.95%	(6.20%)	to	(6.39%)
2015	315	$1.18	to	$1.15	$367	0.38%	0.75%	to	0.95%	0.00%	to	(0.19%)
AC VP Intl, Cl II
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%	to	26.61%
2018	497	$1.76	to	$2.05	$840	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	578	$2.08	to	$2.45	$1,169	0.75%	0.55%	to	1.20%	30.22%	to	29.38%
2016	685	$1.60	to	$1.89	$1,065	0.96%	0.55%	to	1.20%	(6.07%)	to	(6.68%)
2015	894	$1.70	to	$2.03	$1,476	0.22%	0.55%	to	1.20%	(0.05%)	to	(0.69%)
AC VP Mid Cap Val, Cl II
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%	to	20.96%
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)	to	(3.00%)
AC VP Ultra, Cl II
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%	to	2.86%
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%	to	4.52%
AC VP Val, Cl I
2019	159	$4.19	to	$4.03	$655	2.11%	0.75%	to	0.95%	26.08%	to	25.83%
2018	195	$3.32	to	$3.20	$639	1.62%	0.75%	to	0.95%	(9.83%)	to	(10.01%)
2017	229	$3.69	to	$3.56	$833	1.61%	0.75%	to	0.95%	7.94%	to	7.72%
2016	316	$3.41	to	$3.31	$1,062	1.73%	0.75%	to	0.95%	19.58%	to	19.34%
2015	378	$2.86	to	$2.77	$1,064	2.12%	0.75%	to	0.95%	(4.60%)	to	(4.79%)
AC VP Val, Cl II
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%	to	24.60%
2018	4,502	$2.18	to	$1.34	$10,346	1.49%	0.55%	to	1.85%	(9.78%)	to	(10.95%)
2017	5,346	$2.42	to	$1.50	$13,656	1.47%	0.55%	to	1.85%	7.98%	to	6.59%
2016	6,581	$2.24	to	$1.41	$15,708	1.58%	0.55%	to	1.85%	19.62%	to	18.07%
2015	7,631	$1.87	to	$1.19	$15,370	1.98%	0.55%	to	1.85%	(4.55%)	to	(5.78%)
BlackRock Global Alloc, Cl III
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%	to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%	to	1.91%
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)	to	(2.82%)
BNY Mellon VIF Intl Eq, Serv
2019	60	$1.40	to	$1.29	$82	1.06%	0.85%	to	1.45%	18.76%	to	18.05%
2018	67	$1.18	to	$1.09	$77	0.91%	0.85%	to	1.45%	(16.62%)	to	(17.12%)
2017	83	$1.41	to	$1.32	$116	0.88%	0.85%	to	1.45%	25.94%	to	25.19%
2016	120	$1.12	to	$1.05	$133	0.69%	0.85%	to	1.45%	(6.62%)	to	(7.17%)
2015	168	$1.20	to	$1.13	$200	3.29%	0.85%	to	1.45%	0.31%	to	(0.29%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	279

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Calvert VP SRI Bal, Cl I
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%	to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%	to	6.57%
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)	to	(3.36%)
CB Var Sm Cap Gro, Cl I
2019	194	$3.09	to	$2.76	$573	—	0.55%	to	1.45%	26.18%	to	25.05%
2018	234	$2.45	to	$2.21	$548	—	0.55%	to	1.45%	2.87%	to	1.94%
2017	314	$2.38	to	$2.17	$717	—	0.55%	to	1.45%	23.59%	to	22.48%
2016	605	$1.93	to	$1.77	$1,128	—	0.55%	to	1.45%	5.22%	to	4.28%
2015	758	$1.83	to	$1.70	$1,347	—	0.55%	to	1.45%	(4.90%)	to	(5.75%)
Col VP Bal, Cl 3
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%	to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%	to	4.46%
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%	to	(0.16%)
Col VP Commodity Strategy, Cl 2
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%	to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%	to	10.31%
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)	to	(25.17%)
Col VP Contrarian Core, Cl 2
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%	to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%	to	6.42%
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%	to	0.85%
Col VP Disciplined Core, Cl 2
2019	381	$3.31	to	$1.97	$1,233	—	0.85%	to	1.85%	23.41%	to	22.19%
2018	346	$2.68	to	$1.61	$908	—	0.85%	to	1.85%	(4.67%)	to	(5.63%)
2017	252	$2.81	to	$1.71	$694	—	0.85%	to	1.85%	23.02%	to	21.80%
2016	260	$2.29	to	$1.40	$584	—	0.85%	to	1.85%	6.91%	to	5.84%
2015	242	$2.14	to	$1.33	$512	—	0.85%	to	1.85%	(0.23%)	to	(1.23%)
Col VP Disciplined Core, Cl 3
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%	to	6.38%
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%	to	(0.70%)
Col VP Div Abs Return, Cl 2
2019	184	$0.83	to	$0.76	$147	—	0.55%	to	1.85%	1.52%	to	0.20%
2018	208	$0.82	to	$0.76	$164	—	0.55%	to	1.85%	(9.24%)	to	(10.42%)
2017	199	$0.90	to	$0.85	$175	—	0.55%	to	1.85%	2.03%	to	0.71%
2016	86	$0.89	to	$0.84	$75	—	0.55%	to	1.85%	(3.16%)	to	(4.42%)
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)	to	(2.65%)
Col VP Divd Opp, Cl 2
2019	959	$2.46	to	$1.59	$2,304	—	0.85%	to	1.85%	22.71%	to	21.49%
2018	825	$2.00	to	$1.31	$1,617	—	0.85%	to	1.85%	(6.81%)	to	(7.74%)
2017	780	$2.15	to	$1.42	$1,648	—	0.85%	to	1.85%	13.16%	to	12.04%
2016	734	$1.90	to	$1.27	$1,376	—	0.85%	to	1.85%	12.45%	to	11.33%
2015	661	$1.69	to	$1.14	$1,105	—	0.85%	to	1.85%	(3.71%)	to	(4.67%)

280	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%	to	11.88%
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)	to	(4.17%)
Col VP Emerg Mkts Bond, Cl 2
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%	to	9.03%
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)	to	(3.13%)
Col VP Emer Mkts, Cl 2
2019	1,527	$1.48	to	$1.22	$2,206	0.14%	0.85%	to	1.85%	30.16%	to	28.88%
2018	1,464	$1.14	to	$0.94	$1,628	0.25%	0.85%	to	1.85%	(22.33%)	to	(23.11%)
2017	1,276	$1.46	to	$1.23	$1,828	0.02%	0.85%	to	1.85%	45.65%	to	44.20%
2016	956	$1.00	to	$0.85	$944	0.07%	0.85%	to	1.85%	3.93%	to	2.89%
2015	698	$0.97	to	$0.83	$666	0.11%	0.85%	to	1.85%	(9.83%)	to	(10.73%)
Col VP Emer Mkts, Cl 3
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%	to	3.46%
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)	to	(10.31%)
Col VP Global Strategic Inc, Cl 2
2019	547	$1.02	to	$0.85	$545	—	0.85%	to	1.85%	9.82%	to	8.72%
2018	384	$0.93	to	$0.78	$351	4.02%	0.85%	to	1.85%	(6.31%)	to	(7.26%)
2017	347	$0.99	to	$0.84	$339	—	0.85%	to	1.85%	4.80%	to	3.76%
2016	324	$0.94	to	$0.81	$303	—	0.85%	to	1.85%	(2.18%)	to	(3.16%)
2015	307	$0.96	to	$0.83	$294	—	0.85%	to	1.85%	(7.01%)	to	(7.93%)
Col VP Global Strategic Inc, Cl 3
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)	to	(7.53%)
Col VP Govt Money Mkt, Cl 2
2019	6,977	$0.95	to	$0.91	$6,563	1.59%	0.85%	to	1.85%	0.78%	to	(0.23%)
2018	7,581	$0.94	to	$0.91	$7,088	1.29%	0.85%	to	1.85%	0.40%	to	(0.60%)
2017	4,843	$0.94	to	$0.92	$4,532	0.17%	0.85%	to	1.85%	(0.67%)	to	(1.66%)
2016	5,223	$0.95	to	$0.93	$4,929	0.01%	0.85%	to	1.85%	(0.84%)	to	(1.84%)
2015	3,748	$0.96	to	$0.95	$3,580	0.01%	0.85%	to	1.85%	(0.83%)	to	(1.85%)
Col VP Govt Money Mkt, Cl 3
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.44%)
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)	to	(1.43%)
Col VP Hi Yield Bond, Cl 2
2019	1,352	$1.75	to	$1.22	$2,300	5.81%	0.85%	to	1.85%	15.54%	to	14.38%
2018	1,251	$1.52	to	$1.07	$1,847	5.47%	0.85%	to	1.85%	(4.81%)	to	(5.77%)
2017	1,247	$1.59	to	$1.14	$1,938	5.37%	0.85%	to	1.85%	5.28%	to	4.23%
2016	787	$1.51	to	$1.09	$1,172	5.82%	0.85%	to	1.85%	10.71%	to	9.60%
2015	543	$1.37	to	$0.99	$733	5.55%	0.85%	to	1.85%	(2.24%)	to	(3.22%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	281

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Hi Yield Bond, Cl 3
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%	to	10.11%
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)	to	(2.56%)
Col VP Inc Opp, Cl 2
2019	1,859	$1.71	to	$1.07	$3,112	4.58%	0.85%	to	1.85%	15.14%	to	13.99%
2018	1,737	$1.48	to	$0.94	$2,531	4.98%	0.85%	to	1.85%	(4.72%)	to	(5.68%)
2017	1,361	$1.56	to	$1.00	$2,085	5.97%	0.85%	to	1.85%	5.30%	to	4.25%
2016	717	$1.48	to	$0.96	$1,046	5.30%	0.85%	to	1.85%	9.87%	to	8.76%
2015	4,149	$0.91	to	$0.88	$5,064	9.26%	0.55%	to	1.85%	(1.75%)	to	(3.02%)
Col VP Inc Opp, Cl 3
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%	to	9.26%
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)	to	(2.45%)
Col VP Inter Bond, Cl 2
2019	2,357	$1.31	to	$1.06	$3,013	3.04%	0.85%	to	1.85%	8.10%	to	7.03%
2018	1,775	$1.21	to	$0.99	$2,104	2.09%	0.85%	to	1.85%	(0.71%)	to	(1.70%)
2017	1,675	$1.22	to	$1.01	$2,004	2.58%	0.85%	to	1.85%	2.74%	to	1.72%
2016	1,236	$1.19	to	$0.99	$1,443	1.48%	0.85%	to	1.85%	3.55%	to	2.53%
2015	908	$1.15	to	$0.97	$1,027	1.07%	0.85%	to	1.85%	(0.89%)	to	(1.89%)
Col VP Inter Bond, Cl 3
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%	to	3.03%
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)	to	(1.28%)
Col VP Lg Cap Gro, Cl 2
2019	620	$3.51	to	$2.19	$2,139	—	0.85%	to	1.85%	34.39%	to	33.05%
2018	537	$2.62	to	$1.64	$1,379	—	0.85%	to	1.85%	(4.95%)	to	(5.90%)
2017	503	$2.75	to	$1.75	$1,359	—	0.85%	to	1.85%	26.76%	to	25.50%
2016	324	$2.17	to	$1.39	$692	—	0.85%	to	1.85%	0.17%	to	(0.83%)
2015	302	$2.17	to	$1.40	$646	—	0.85%	to	1.85%	7.89%	to	6.80%
Col VP Lg Cap Gro, Cl 3
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%	to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%	to	26.11%
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%	to	(0.29%)
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%	to	7.42%
Col VP Lg Cap Index, Cl 3
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%	to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)	to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%	to	19.07%
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%	to	9.46%
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%	to	(0.99%)
Col VP Limited Duration Cr, Cl 2
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%	to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)	to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%	to	(0.06%)
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%	to	3.34%
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)	to	(4.29%)

282	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Long Govt/Cr Bond, Cl 2
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%	to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)	to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%	to	8.97%
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%	to	0.89%
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)	to	(2.05%)
Col VP Mid Cap Gro, Cl 2
2019	274	$2.63	to	$1.92	$700	—	0.85%	to	1.85%	33.69%	to	32.36%
2018	211	$1.97	to	$1.45	$404	—	0.85%	to	1.85%	(5.79%)	to	(6.73%)
2017	196	$2.09	to	$1.55	$399	—	0.85%	to	1.85%	21.64%	to	20.43%
2016	154	$1.72	to	$1.29	$258	—	0.85%	to	1.85%	1.17%	to	0.16%
2015	124	$1.70	to	$1.29	$208	—	0.85%	to	1.85%	4.48%	to	3.43%
Col VP Mid Cap Gro, Cl 3
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%	to	21.03%
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%	to	0.69%
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%	to	3.97%
Col VP Overseas Core, Cl 2
2019	331	$1.65	to	$1.20	$532	1.85%	0.85%	to	1.85%	24.09%	to	22.85%
2018	386	$1.33	to	$0.98	$502	2.66%	0.85%	to	1.85%	(17.52%)	to	(18.36%)
2017	434	$1.61	to	$1.20	$686	1.80%	0.85%	to	1.85%	26.11%	to	24.85%
2016	445	$1.28	to	$0.96	$562	1.49%	0.85%	to	1.85%	(7.06%)	to	(8.00%)
2015	203	$1.38	to	$1.04	$277	0.77%	0.85%	to	1.85%	4.06%	to	3.01%
Col VP Overseas Core, Cl 3
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%	to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%	to	25.54%
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%	to	3.52%
Col VP Select Lg Cap Val, Cl 2
2019	252	$3.01	to	$1.81	$740	—	0.85%	to	1.85%	25.36%	to	24.11%
2018	134	$2.40	to	$1.46	$314	—	0.85%	to	1.85%	(13.19%)	to	(14.06%)
2017	97	$2.76	to	$1.70	$261	—	0.85%	to	1.85%	19.69%	to	18.51%
2016	94	$2.31	to	$1.43	$212	—	0.85%	to	1.85%	18.63%	to	17.44%
2015	122	$1.95	to	$1.22	$234	—	0.85%	to	1.85%	(5.96%)	to	(6.90%)
Col VP Select Lg Cap Val, Cl 3
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%	to	19.07%
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%	to	18.09%
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)	to	(6.40%)
Col VP Select Mid Cap Val, Cl 2
2019	328	$2.71	to	$1.68	$868	—	0.85%	to	1.85%	30.14%	to	28.84%
2018	455	$2.09	to	$1.30	$927	—	0.85%	to	1.85%	(14.25%)	to	(15.11%)
2017	421	$2.43	to	$1.54	$1,004	—	0.85%	to	1.85%	12.32%	to	11.21%
2016	306	$2.16	to	$1.38	$654	—	0.85%	to	1.85%	12.89%	to	11.76%
2015	294	$1.92	to	$1.24	$557	—	0.85%	to	1.85%	(5.89%)	to	(6.84%)
Col VP Select Mid Cap Val, Cl 3
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%	to	11.76%
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%	to	12.36%
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)	to	(6.33%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	283

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Sm Cap Val, Cl 2
2019	194	$2.51	to	$1.54	$477	—	0.85%	to	1.85%	16.45%	to	15.29%
2018	209	$2.15	to	$1.34	$440	—	0.85%	to	1.85%	(13.56%)	to	(14.43%)
2017	185	$2.49	to	$1.56	$454	—	0.85%	to	1.85%	11.12%	to	10.02%
2016	149	$2.24	to	$1.42	$330	—	0.85%	to	1.85%	12.70%	to	11.58%
2015	96	$1.99	to	$1.27	$188	—	0.85%	to	1.85%	(4.12%)	to	(5.08%)
Col VP Select Sm Cap Val, Cl 3
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%	to	10.59%
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%	to	12.19%
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)	to	(4.63%)
Col VP Strategic Inc, Cl 2
2019	2,336	$1.27	to	$1.11	$2,901	3.57%	0.85%	to	1.85%	9.29%	to	8.19%
2018	1,766	$1.17	to	$1.03	$2,018	3.28%	0.85%	to	1.85%	(1.48%)	to	(2.48%)
2017	1,435	$1.18	to	$1.06	$1,669	2.88%	0.85%	to	1.85%	5.01%	to	3.96%
2016	786	$1.13	to	$1.02	$877	10.79%	0.85%	to	1.85%	8.13%	to	7.05%
2015	452	$1.04	to	$0.95	$467	36.34%	0.85%	to	1.85%	(2.75%)	to	(3.73%)
Col VP US Eq, Cl 2
2019	237	$2.40	to	$1.41	$554	—	0.85%	to	1.85%	21.78%	to	20.57%
2018	253	$1.97	to	$1.17	$487	—	0.85%	to	1.85%	(14.95%)	to	(15.80%)
2017	213	$2.32	to	$1.38	$480	—	0.85%	to	1.85%	9.43%	to	8.34%
2016	234	$2.12	to	$1.28	$481	—	0.85%	to	1.85%	16.33%	to	15.17%
2015	217	$1.82	to	$1.11	$390	—	0.85%	to	1.85%	(7.37%)	to	(8.30%)
Col VP US Govt Mtge, Cl 2
2019	865	$1.14	to	$1.06	$962	2.52%	0.85%	to	1.85%	5.60%	to	4.54%
2018	524	$1.08	to	$1.01	$557	2.64%	0.85%	to	1.85%	0.73%	to	(0.28%)
2017	508	$1.07	to	$1.01	$538	2.48%	0.85%	to	1.85%	2.12%	to	1.10%
2016	420	$1.05	to	$1.00	$437	2.52%	0.85%	to	1.85%	1.59%	to	0.57%
2015	306	$1.03	to	$1.00	$315	2.73%	0.85%	to	1.85%	0.34%	to	(0.67%)
Col VP US Govt Mtge, Cl 3
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%	to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%	to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%	to	1.73%
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%	to	1.10%
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%	to	(0.25%)
CS Commodity Return
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%	to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)	to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%	to	0.06%
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%	to	10.41%
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)	to	(26.18%)
CTIVP AC Div Bond, Cl 2
2019	907	$1.25	to	$1.05	$1,107	5.38%	0.85%	to	1.85%	8.47%	to	7.40%
2018	555	$1.15	to	$0.98	$623	2.46%	0.85%	to	1.85%	(2.15%)	to	(3.14%)
2017	475	$1.18	to	$1.01	$547	2.05%	0.85%	to	1.85%	3.77%	to	2.73%
2016	452	$1.14	to	$0.99	$504	1.49%	0.85%	to	1.85%	2.55%	to	1.51%
2015	441	$1.11	to	$0.97	$480	2.16%	0.85%	to	1.85%	(1.04%)	to	(2.03%)
CTIVP AQR Intl Core Eq, Cl 2
2019	206	$1.49	to	$1.09	$301	2.57%	0.85%	to	1.85%	17.40%	to	16.24%
2018	240	$1.27	to	$0.93	$299	2.00%	0.85%	to	1.85%	(17.39%)	to	(18.22%)
2017	251	$1.53	to	$1.14	$378	1.65%	0.85%	to	1.85%	21.12%	to	19.91%
2016	300	$1.27	to	$0.95	$376	2.13%	0.85%	to	1.85%	(4.25%)	to	(5.21%)
2015	288	$1.32	to	$1.00	$378	1.18%	0.85%	to	1.85%	(1.44%)	to	(2.43%)

284	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP AQR Man Fut Strategy, Cl 2
2019	563	$0.92	to	$0.84	$502	—	0.55%	to	1.85%	(0.13%)		to	(1.42%)
2018	568	$0.92	to	$0.85	$509	—	0.55%	to	1.85%	(8.26%)		to	(9.45%)
2017	579	$1.00	to	$0.94	$569	0.34%	0.55%	to	1.85%	(1.50%)		to	(2.76%)
2016	451	$1.02	to	$0.97	$452	5.64%	0.55%	to	1.85%	(9.58%)		to	(10.75%)
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)		to	(1.93%)
CTIVP BR Gl Infl Prot Sec, Cl 2
2019	1,165	$1.31	to	$1.03	$1,498	3.11%	0.85%	to	1.85%	6.72%		to	5.66%
2018	1,282	$1.23	to	$0.97	$1,551	—	0.85%	to	1.85%	(1.55%)		to	(2.54%)
2017	885	$1.24	to	$1.00	$1,087	2.39%	0.85%	to	1.85%	1.60%		to	0.59%
2016	577	$1.23	to	$0.99	$699	—	0.85%	to	1.85%	7.50%		to	6.43%
2015	461	$1.14	to	$0.93	$521	37.89%	0.85%	to	1.85%	(2.47%)		to	(3.45%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
CTIVP CenterSquare Real Est, Cl 2
2019	476	$1.99	to	$1.22	$925	1.67%	0.85%	to	1.85%	25.09%		to	23.85%
2018	539	$1.59	to	$0.98	$840	1.77%	0.85%	to	1.85%	(6.65%)		to	(7.59%)
2017	525	$1.70	to	$1.06	$874	1.88%	0.85%	to	1.85%	4.85%		to	3.80%
2016	548	$1.62	to	$1.03	$870	1.49%	0.85%	to	1.85%	3.88%		to	2.84%
2015	454	$1.56	to	$1.00	$699	6.51%	0.85%	to	1.85%	(2.05%)		to	(3.04%)
CTIVP DFA Intl Val, Cl 2
2019	955	$1.32	to	$1.11	$1,238	3.60%	0.85%	to	1.85%	12.24%		to	11.14%
2018	833	$1.18	to	$1.00	$968	2.59%	0.85%	to	1.85%	(18.18%)		to	(18.99%)
2017	714	$1.44	to	$1.24	$1,016	1.95%	0.85%	to	1.85%	23.97%		to	22.75%
2016	535	$1.16	to	$1.01	$615	2.58%	0.85%	to	1.85%	7.17%		to	6.10%
2015	442	$1.08	to	$0.95	$475	1.98%	0.85%	to	1.85%	(8.34%)		to	(9.26%)
CTIVP Lazard Intl Eq Adv, Cl 2
2019	1,420	$1.23	to	$1.13	$1,690	2.52%	0.55%	to	1.85%	15.95%		to	14.44%
2018	976	$1.06	to	$0.98	$1,007	2.00%	0.55%	to	1.85%	(16.68%)		to	(17.77%)
2017	687	$1.27	to	$1.20	$857	1.14%	0.55%	to	1.85%	22.97%		to	21.38%
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
CTIVP Loomis Sayles Gro, Cl 1
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%		to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(6)	to	4.51	%(6)
CTIVP Loomis Sayles Gro, Cl 2
2019	412	$3.64	to	$2.32	$1,448	—	0.85%	to	1.85%	30.32%		to	29.02%
2018	405	$2.79	to	$1.80	$1,098	—	0.85%	to	1.85%	(3.48%)		to	(4.45%)
2017	237	$2.89	to	$1.88	$672	—	0.85%	to	1.85%	31.57%		to	30.26%
2016	137	$2.20	to	$1.45	$296	—	0.85%	to	1.85%	4.68%		to	3.64%
2015	76	$2.10	to	$1.40	$158	—	0.85%	to	1.85%	9.37%		to	8.27%
CTIVP LA Capital Lg Cap Gro, Cl 2
2019	181	$3.41	to	$2.11	$577	—	0.85%	to	1.85%	31.16%		to	29.86%
2018	166	$2.60	to	$1.63	$408	—	0.85%	to	1.85%	(2.11%)		to	(3.09%)
2017	119	$2.65	to	$1.68	$299	—	0.85%	to	1.85%	29.69%		to	28.40%
2016	103	$2.05	to	$1.31	$204	—	0.85%	to	1.85%	(3.41%)		to	(4.38%)
2015	57	$2.12	to	$1.37	$117	—	0.85%	to	1.85%	4.96%		to	3.91%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	285

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Val, Cl 2
2019	1,322	$2.84	to	$1.77	$3,650	—	0.85%	to	1.85%	28.42%	to	27.14%
2018	1,217	$2.21	to	$1.40	$2,625	—	0.85%	to	1.85%	(11.01%)	to	(11.90%)
2017	1,110	$2.48	to	$1.58	$2,697	—	0.85%	to	1.85%	16.35%	to	15.19%
2016	981	$2.14	to	$1.38	$2,055	—	0.85%	to	1.85%	12.77%	to	11.64%
2015	736	$1.89	to	$1.23	$1,370	—	0.85%	to	1.85%	(1.81%)	to	(2.79%)
CTIVP MS Adv, Cl 2
2019	158	$3.31	to	$2.12	$511	—	0.85%	to	1.85%	25.78%	to	24.53%
2018	164	$2.63	to	$1.71	$423	—	0.85%	to	1.85%	1.75%	to	0.73%
2017	154	$2.59	to	$1.69	$391	—	0.85%	to	1.85%	31.11%	to	29.81%
2016	144	$1.97	to	$1.30	$282	—	0.85%	to	1.85%	2.20%	to	1.18%
2015	129	$1.93	to	$1.29	$246	—	0.85%	to	1.85%	5.52%	to	4.46%
CTIVP T Rowe Price LgCap Val, Cl 2
2019	933	$2.48	to	$1.55	$2,245	—	0.85%	to	1.85%	25.16%	to	23.91%
2018	901	$1.98	to	$1.25	$1,738	—	0.85%	to	1.85%	(10.29%)	to	(11.19%)
2017	632	$2.20	to	$1.41	$1,364	—	0.85%	to	1.85%	14.98%	to	13.84%
2016	310	$1.92	to	$1.24	$588	—	0.85%	to	1.85%	13.11%	to	11.98%
2015	222	$1.70	to	$1.10	$372	—	0.85%	to	1.85%	(9.21%)	to	(10.12%)
CTIVP TCW Core Plus Bond, Cl 2
2019	583	$1.17	to	$1.03	$665	2.69%	0.85%	to	1.85%	7.66%	to	6.59%
2018	356	$1.08	to	$0.97	$379	1.69%	0.85%	to	1.85%	(0.95%)	to	(1.94%)
2017	341	$1.09	to	$0.99	$367	1.41%	0.85%	to	1.85%	2.28%	to	1.25%
2016	297	$1.07	to	$0.97	$312	0.91%	0.85%	to	1.85%	1.31%	to	0.30%
2015	311	$1.05	to	$0.97	$326	0.61%	0.85%	to	1.85%	(0.90%)	to	(1.90%)
CTIVP Vty Sycamore Estb Val, Cl 2
2019	1,136	$3.02	to	$1.89	$3,357	—	0.85%	to	1.85%	26.77%	to	25.51%
2018	1,038	$2.38	to	$1.51	$2,425	—	0.85%	to	1.85%	(10.96%)	to	(11.85%)
2017	766	$2.68	to	$1.71	$2,015	—	0.85%	to	1.85%	14.57%	to	13.44%
2016	330	$2.34	to	$1.51	$756	—	0.85%	to	1.85%	19.50%	to	18.31%
2015	204	$1.96	to	$1.28	$391	—	0.85%	to	1.85%	(0.84%)	to	(1.84%)
CTIVP Vty Sycamore Estb Val, Cl 3
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%	to	14.07%
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%	to	18.90%
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)	to	(1.29%)
CTIVP WF Short Duration Govt, Cl 2
2019	3,226	$1.03	to	$0.93	$3,240	0.82%	0.55%	to	1.85%	2.77%	to	1.44%
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%	to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)	to	(1.41%)
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%	to	(1.08%)
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)	to	(1.77%)
CTIVP Westfield Mid Cap Gro, Cl 2
2019	347	$3.06	to	$1.90	$1,039	—	0.85%	to	1.85%	40.60%	to	39.20%
2018	362	$2.17	to	$1.37	$771	—	0.85%	to	1.85%	(4.44%)	to	(5.39%)
2017	384	$2.27	to	$1.45	$858	—	0.85%	to	1.85%	21.62%	to	20.41%
2016	311	$1.87	to	$1.20	$567	—	0.85%	to	1.85%	2.55%	to	1.53%
2015	312	$1.82	to	$1.18	$558	—	0.85%	to	1.85%	(3.82%)	to	(4.78%)
CTIVP Wm Blair Intl Leaders, Cl 2
2019	1,163	$1.67	to	$1.22	$1,891	0.96%	0.85%	to	1.85%	25.29%	to	24.05%
2018	1,289	$1.33	to	$0.99	$1,678	0.87%	0.85%	to	1.85%	(19.79%)	to	(20.59%)
2017	1,357	$1.66	to	$1.24	$2,212	0.51%	0.85%	to	1.85%	25.50%	to	24.25%
2016	1,324	$1.32	to	$1.00	$1,728	1.17%	0.85%	to	1.85%	(4.47%)	to	(5.43%)
2015	1,096	$1.38	to	$1.06	$1,502	1.23%	0.85%	to	1.85%	(3.36%)	to	(4.32%)

286	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl B
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%	to	5.05%
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%	to	3.08%
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)	to	(8.26%)
EV VT Floating-Rate Inc, Init Cl
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%	to	7.38%
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)	to	(2.42%)
Fid VIP Contrafund, Serv Cl 2
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%	to	5.76%
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)	to	(1.43%)
Fid VIP Gro & Inc, Serv Cl
2019	440	$2.62	to	$2.52	$1,129	3.49%	0.75%	to	0.95%	28.97%	to	28.71%
2018	487	$2.03	to	$1.96	$969	0.25%	0.75%	to	0.95%	(9.76%)	to	(9.94%)
2017	529	$2.25	to	$2.17	$1,168	1.15%	0.75%	to	0.95%	15.90%	to	15.67%
2016	593	$1.94	to	$1.88	$1,129	1.58%	0.75%	to	0.95%	15.08%	to	14.85%
2015	719	$1.69	to	$1.63	$1,190	1.85%	0.75%	to	0.95%	(3.08%)	to	(3.27%)
Fid VIP Gro & Inc, Serv Cl 2
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%	to	28.13%
2018	2,840	$2.25	to	$2.50	$6,615	0.19%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	3,139	$2.49	to	$2.79	$8,122	1.03%	0.55%	to	1.20%	15.98%	to	15.22%
2016	3,750	$2.15	to	$2.42	$8,389	1.56%	0.55%	to	1.20%	15.18%	to	14.43%
2015	4,191	$1.87	to	$2.12	$8,172	1.81%	0.55%	to	1.20%	(3.07%)	to	(3.70%)
Fid VIP Mid Cap, Serv Cl
2019	397	$4.54	to	$4.37	$1,760	0.78%	0.75%	to	0.95%	22.43%	to	22.18%
2018	443	$3.71	to	$3.57	$1,604	0.54%	0.75%	to	0.95%	(15.28%)	to	(15.45%)
2017	490	$4.37	to	$4.23	$2,101	0.60%	0.75%	to	0.95%	19.80%	to	19.57%
2016	617	$3.65	to	$3.53	$2,210	0.39%	0.75%	to	0.95%	11.28%	to	11.06%
2015	801	$3.28	to	$3.18	$2,581	0.39%	0.75%	to	0.95%	(2.24%)	to	(2.43%)
Fid VIP Mid Cap, Serv Cl 2
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%	to	20.91%
2018	6,903	$2.70	to	$1.33	$20,328	0.40%	0.55%	to	1.85%	(15.24%)	to	(16.34%)
2017	7,146	$3.19	to	$1.59	$25,376	0.48%	0.55%	to	1.85%	19.88%	to	18.33%
2016	7,631	$2.66	to	$1.34	$23,039	0.31%	0.55%	to	1.85%	11.31%	to	9.87%
2015	8,651	$2.39	to	$1.22	$24,031	0.24%	0.55%	to	1.85%	(2.17%)	to	(3.43%)
Fid VIP Overseas, Serv Cl
2019	148	$1.77	to	$1.71	$258	1.65%	0.75%	to	0.95%	26.72%	to	26.47%
2018	172	$1.40	to	$1.35	$235	1.42%	0.75%	to	0.95%	(15.52%)	to	(15.69%)
2017	193	$1.66	to	$1.60	$313	1.34%	0.75%	to	0.95%	29.13%	to	28.88%
2016	206	$1.28	to	$1.24	$259	1.36%	0.75%	to	0.95%	(5.83%)	to	(6.02%)
2015	235	$1.36	to	$1.32	$313	1.21%	0.75%	to	0.95%	2.72%	to	2.51%
Fid VIP Overseas, Serv Cl 2
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%	to	25.66%
2018	1,467	$1.63	to	$1.17	$2,354	1.18%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	1,805	$1.93	to	$1.40	$3,435	1.16%	0.55%	to	1.45%	29.28%	to	28.12%
2016	2,235	$1.50	to	$1.09	$3,261	1.16%	0.55%	to	1.45%	(5.79%)	to	(6.63%)
2015	2,705	$1.59	to	$1.17	$4,237	1.07%	0.55%	to	1.45%	2.73%	to	1.81%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	287

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%	to	6.04%
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)	to	(3.74%)
Frank Global Real Est, Cl 2
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)	to	(0.90%)
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%	to	(0.88%)
Frank Inc, Cl 2
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%	to	11.94%
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)	to	(8.76%)
Frank Mutual Shares, Cl 2
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%	to	20.32%
2018	4,623	$1.94	to	$1.21	$8,470	2.44%	0.55%	to	1.85%	(9.57%)	to	(10.74%)
2017	4,477	$2.15	to	$1.36	$9,261	2.15%	0.55%	to	1.85%	7.75%	to	6.37%
2016	5,369	$2.00	to	$1.28	$10,537	1.98%	0.55%	to	1.85%	15.42%	to	13.94%
2015	5,900	$1.73	to	$1.12	$10,106	3.03%	0.55%	to	1.85%	(5.46%)	to	(6.68%)
Frank Sm Cap Val, Cl 2
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%	to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)	to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%	to	8.63%
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%	to	27.81%
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
GS VIT Mid Cap Val, Inst
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%	to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)	to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%	to	9.75%
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%	to	12.18%
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)	to	(10.17%)
GS VIT Multi-Strategy Alt, Advisor
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%	to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)	to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%	to	3.22%
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)	to	(1.57%)
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)	to	(6.63%)
GS VIT Sm Cap Eq Insights, Inst
2019	121	$3.48	to	$3.35	$408	0.50%	0.75%	to	0.95%	23.91%	to	23.66%
2018	124	$2.81	to	$2.71	$336	0.47%	0.75%	to	0.95%	(9.31%)	to	(9.49%)
2017	125	$3.09	to	$2.99	$376	0.55%	0.75%	to	0.95%	10.73%	to	10.51%
2016	133	$2.79	to	$2.71	$362	1.18%	0.75%	to	0.95%	22.28%	to	22.04%
2015	143	$2.29	to	$2.22	$320	0.27%	0.75%	to	0.95%	(2.66%)	to	(2.85%)
GS VIT U.S. Eq Insights, Inst
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%	to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)	to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%	to	22.29%
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%	to	9.14%
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)	to	(1.45%)

288	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco Opp VI Global, Ser II
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%		to	1.77%
Inves Opp VI Gbl Strat Inc, Ser II
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)		to	(4.28%)
Invesco Opp VI Main St, Ser II
2019	216	$1.29	to	$1.27	$278	0.84%	0.85%	to	1.45%	30.62%		to	29.84%
2018	247	$0.99	to	$0.98	$244	0.90%	0.85%	to	1.45%	(8.88%)		to	(9.43%)
2017	558	$1.08	to	$1.08	$604	1.61%	0.85%	to	1.45%	8.27	%(8)	to	7.84	%(8)
Inves Opp VI Mn St Sm Cap, Ser II
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)		to	(7.82%)
Invesco VI Am Fran, Ser I
2019	153	$2.52	to	$2.48	$382	—	0.75%	to	0.95%	35.73%		to	35.46%
2018	155	$1.86	to	$1.83	$285	—	0.75%	to	0.95%	(4.35%)		to	(4.54%)
2017	159	$1.94	to	$1.92	$307	0.08%	0.75%	to	0.95%	26.39%		to	26.14%
2016	165	$1.54	to	$1.52	$252	—	0.75%	to	0.95%	1.51%		to	1.30%
2015	222	$1.51	to	$1.50	$334	—	0.75%	to	0.95%	4.22%		to	4.01%
Invesco VI Am Fran, Ser II
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	1,012	$1.85	to	$1.74	$1,829	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
2017	1,303	$1.94	to	$1.84	$2,474	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	1,576	$1.53	to	$1.47	$2,377	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	2,109	$1.51	to	$1.46	$3,147	—	0.55%	to	1.45%	4.17%		to	3.24%
Invesco VI Bal Risk Alloc, Ser II
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
Invesco VI Comstock, Ser II
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
Invesco VI Core Eq, Ser I
2019	1,662	$3.61	to	$3.61	$6,038	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
2018	1,893	$2.84	to	$2.84	$5,399	0.88%	1.25%	to	1.25%	(10.53%)		to	(10.53%)
2017	2,073	$3.17	to	$3.17	$6,611	1.04%	1.25%	to	1.25%	11.77%		to	11.77%
2016	2,349	$2.84	to	$2.84	$6,796	0.75%	1.25%	to	1.25%	8.90%		to	8.90%
2015	2,602	$2.61	to	$2.61	$6,901	1.11%	1.25%	to	1.25%	(6.94%)		to	(6.94%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	289

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser I
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
2018	473	$1.83	to	$1.74	$840	2.25%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
2017	612	$1.99	to	$1.90	$1,188	1.56%	0.55%	to	1.20%	7.98%		to	7.28%
2016	764	$1.84	to	$1.77	$1,380	1.42%	0.55%	to	1.20%	14.18%		to	13.45%
2015	593	$1.61	to	$1.56	$940	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
Invesco VI Div Divd, Ser II
2019	370	$2.17	to	$2.06	$797	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
2018	450	$1.75	to	$1.67	$783	1.91%	0.85%	to	1.45%	(8.60%)		to	(9.15%)
2017	644	$1.92	to	$1.84	$1,227	1.42%	0.85%	to	1.45%	7.43%		to	6.79%
2016	773	$1.78	to	$1.72	$1,371	1.21%	0.85%	to	1.45%	13.57%		to	12.89%
2015	744	$1.57	to	$1.53	$1,164	1.45%	0.85%	to	1.45%	0.96%		to	0.35%
Invesco VI Hlth, Ser II
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
Invesco VI Intl Gro, Ser II
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
Invesco VI Mid Cap Gro, Ser I
2019	325	$2.18	to	$2.10	$702	—	0.75%	to	1.20%	33.33%		to	32.74%
2018	362	$1.63	to	$1.58	$588	—	0.75%	to	1.20%	(6.29%)		to	(6.72%)
2017	410	$1.74	to	$1.70	$709	—	0.75%	to	1.20%	21.58%		to	21.03%
2016	458	$1.43	to	$1.40	$653	—	0.75%	to	1.20%	0.01%		to	(0.44%)
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
Invesco VI Mid Cap Gro, Ser II
2019	255	$2.17	to	$2.02	$536	—	0.55%	to	1.45%	33.27%		to	32.08%
2018	290	$1.63	to	$1.53	$460	—	0.55%	to	1.45%	(6.39%)		to	(7.24%)
2017	423	$1.74	to	$1.65	$719	—	0.55%	to	1.45%	21.47%		to	20.38%
2016	587	$1.43	to	$1.37	$826	—	0.55%	to	1.45%	0.02%		to	(0.87%)
2015	977	$1.43	to	$1.38	$1,381	—	0.55%	to	1.45%	0.49%		to	(0.41%)
Invesco VI Tech, Ser I
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
2018	552	$2.58	to	$3.11	$995	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
2017	602	$2.61	to	$3.16	$1,100	—	0.55%	to	1.20%	34.39%		to	33.52%
2016	758	$1.94	to	$2.37	$1,032	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
2015	1,018	$1.97	to	$2.42	$1,434	—	0.55%	to	1.20%	6.23%		to	5.54%
Ivy VIP Asset Strategy, Cl II
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%		to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)		to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%		to	16.12%
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
Janus Henderson VIT Bal, Serv
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(10)	to	(1.54	%)(10)

290	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Enter, Serv
2019	428	$2.23	to	$2.15	$937	0.05%	0.75%	to	0.95%	34.15%		to	33.88%
2018	453	$1.66	to	$1.60	$740	0.11%	0.75%	to	0.95%	(1.41%)		to	(1.61%)
2017	560	$1.69	to	$1.63	$928	0.14%	0.75%	to	0.95%	26.14%		to	25.89%
2016	594	$1.34	to	$1.29	$780	0.02%	0.75%	to	0.95%	11.27%		to	11.05%
2015	651	$1.20	to	$1.16	$770	0.52%	0.75%	to	0.95%	2.99%		to	2.79%
Janus Henderson VIT Flex Bd, Serv
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
Janus Henderson VIT Gbl Tech, Serv
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
Janus Henderson VIT Overseas, Serv
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%		to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)		to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%		to	29.25%
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
Janus Henderson VIT Res, Serv
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%		to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)		to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%		to	25.22%
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)		to	(1.56%)
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
Lazard Ret Global Dyn MA, Serv
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%		to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)		to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%		to	18.34%
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%		to	1.42%
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
MFS Mass Inv Gro Stock, Serv Cl
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%		to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%		to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(5)	to	(2.71	%)(5)
MFS New Dis, Serv Cl
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%		to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)		to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%		to	24.83%
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
MFS Utilities, Serv Cl
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%		to	22.51%
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%		to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%		to	12.40%
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%		to	9.21%
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	291

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Dis, Cl II
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%	to	36.07%
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)	to	(10.51%)
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)	to	(7.72%)
MS VIF Global Real Est, Cl II
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%	to	1.64%
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)	to	(2.84%)
NB AMT Intl Eq, Cl S
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%	to	24.94%
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)	to	(3.23%)
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%	to	0.07%
NB AMT Sus Eq, Cl S
2019	299	$2.71	to	$1.78	$788	0.30%	0.85%	to	1.85%	24.51%	to	23.28%
2018	284	$2.18	to	$1.44	$601	0.20%	0.85%	to	1.85%	(6.74%)	to	(7.67%)
2017	287	$2.34	to	$1.56	$658	0.36%	0.85%	to	1.85%	17.11%	to	15.95%
2016	361	$1.99	to	$1.35	$709	0.54%	0.85%	to	1.85%	8.72%	to	7.64%
2015	323	$1.83	to	$1.25	$585	0.31%	0.85%	to	1.85%	(1.43%)	to	(2.42%)
NB AMT US Eq Index PW Strat, Cl S
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%	to	4.73%
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)	to	(2.46%)
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)	to	(6.80%)
PIMCO VIT All Asset, Advisor Cl
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%	to	10.86%
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)	to	(10.87%)
PIMCO VIT Glb Man As Alloc, Adv Cl
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%	to	2.02%
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)	to	(2.09%)
PIMCO VIT Tot Return, Advisor Cl
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%	to	0.70%
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)	to	(1.83%)
Put VT Global Hlth Care, Cl IB
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%	to	28.74%
2018	404	$2.85	to	$2.95	$1,052	0.98%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
2017	463	$2.88	to	$3.00	$1,222	0.56%	0.55%	to	1.20%	14.67%	to	13.93%
2016	622	$2.51	to	$2.63	$1,435	—	0.55%	to	1.20%	(11.84%)	to	(12.41%)
2015	771	$2.85	to	$3.01	$2,025	7.92%	0.55%	to	1.20%	7.20%	to	6.50%

292	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Intl Eq, Cl IB
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%	to	23.66%
2018	328	$1.41	to	$1.76	$496	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
2017	367	$1.75	to	$2.21	$695	2.24%	0.55%	to	1.20%	25.89%	to	25.07%
2016	409	$1.39	to	$1.76	$616	3.53%	0.55%	to	1.20%	(2.99%)	to	(3.61%)
2015	560	$1.44	to	$1.83	$872	1.20%	0.55%	to	1.20%	(0.41%)	to	(1.06%)
Put VT Sus Leaders, Cl IA
2019	1,596	$3.91	to	$3.91	$6,258	0.69%	1.25%	to	1.25%	35.02%	to	35.02%
2018	1,769	$2.90	to	$2.90	$5,139	0.01%	1.25%	to	1.25%	(2.52%)	to	(2.52%)
2017	1,922	$2.97	to	$2.97	$5,729	0.84%	1.25%	to	1.25%	27.95%	to	27.95%
2016	2,213	$2.32	to	$2.32	$5,146	0.98%	1.25%	to	1.25%	6.72%	to	6.72%
2015	2,479	$2.18	to	$2.18	$5,403	1.91%	1.25%	to	1.25%	(1.31%)	to	(1.31%)
Put VT Sus Leaders, Cl IB
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%	to	6.51%
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)	to	(1.48%)
Royce Micro-Cap, Invest Cl
2019	74	$3.56	to	$3.43	$257	—	0.75%	to	0.95%	18.66%	to	18.42%
2018	81	$3.00	to	$2.89	$237	—	0.75%	to	0.95%	(9.73%)	to	(9.91%)
2017	92	$3.32	to	$3.21	$298	0.62%	0.75%	to	0.95%	4.40%	to	4.19%
2016	118	$3.18	to	$3.08	$369	0.62%	0.75%	to	0.95%	18.82%	to	18.58%
2015	175	$2.68	to	$2.60	$461	—	0.75%	to	0.95%	(13.11%)	to	(13.29%)
Temp Global Bond, Cl 2
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%	to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%	to	0.06%
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%	to	1.06%
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)	to	(6.06%)
Third Ave Val
2019	176	$2.54	to	$2.45	$435	0.26%	0.75%	to	0.95%	11.62%	to	11.40%
2018	200	$2.28	to	$2.20	$444	1.86%	0.75%	to	0.95%	(20.94%)	to	(21.10%)
2017	218	$2.88	to	$2.79	$615	0.81%	0.75%	to	0.95%	12.74%	to	12.52%
2016	311	$2.56	to	$2.48	$778	0.81%	0.75%	to	0.95%	11.39%	to	11.17%
2015	388	$2.30	to	$2.23	$875	3.34%	0.75%	to	0.95%	(9.57%)	to	(9.75%)
VanEck VIP Global Gold, Cl S
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%	to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)	to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%	to	9.59%
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%	to	45.23%
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)	to	(25.55%)
VP Aggr, Cl 2
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%	to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)	to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%	to	16.74%
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%	to	3.97%
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)	to	(2.58%)
VP Aggr, Cl 4
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%	to	17.17%
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%	to	4.44%
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)	to	(2.19%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	293

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Col Wanger Intl Eq, Cl 2
2019	826	$1.89	to	$1.32	$1,530	0.60%	0.85%	to	1.85%	28.41%		to	27.14%
2018	865	$1.47	to	$1.04	$1,248	1.86%	0.85%	to	1.85%	(18.16%)		to	(18.98%)
2017	761	$1.80	to	$1.29	$1,345	0.83%	0.85%	to	1.85%	30.82%		to	29.51%
2016	606	$1.38	to	$0.99	$823	1.42%	0.85%	to	1.85%	(1.61%)		to	(2.59%)
2015	505	$1.40	to	$1.02	$699	1.41%	0.85%	to	1.85%	(2.47%)		to	(3.45%)
VP Conserv, Cl 2
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%		to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)		to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%		to	5.45%
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%		to	1.54%
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)		to	(1.99%)
VP Conserv, Cl 4
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
VP Man Risk, Cl 2
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%		to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(9)	to	3.16	%(9)
VP Man Risk US, Cl 2
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%		to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(9)	to	3.95	%(9)
VP Man Vol Conserv, Cl 2
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%		to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
VP Man Vol Conserv Gro, Cl 2
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%		to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
VP Man Vol Gro, Cl 2
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%		to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
VP Man Vol Mod Gro, Cl 2
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%		to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
VP Mod, Cl 2
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%		to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)		to	(2.39%)

294	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 4
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%	to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)	to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%	to	11.58%
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%	to	3.12%
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)	to	(1.99%)
VP Mod Aggr, Cl 2
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%	to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)	to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%	to	14.03%
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%	to	3.34%
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)	to	(2.55%)
VP Mod Aggr, Cl 4
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%	to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)	to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%	to	14.52%
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%	to	3.75%
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)	to	(2.22%)
VP Mod Conserv, Cl 2
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%	to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)	to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%	to	8.00%
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%	to	2.06%
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)	to	(2.06%)
VP Mod Conserv, Cl 4
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%	to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)	to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%	to	8.34%
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%	to	2.54%
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)	to	(1.74%)
VP Ptnrs Core Bond, Cl 2
2019	580	$1.22	to	$1.03	$688	2.12%	0.85%	to	1.85%	7.47%	to	6.39%
2018	543	$1.14	to	$0.97	$601	2.33%	0.85%	to	1.85%	(1.19%)	to	(2.18%)
2017	532	$1.15	to	$0.99	$598	2.22%	0.85%	to	1.85%	2.46%	to	1.46%
2016	486	$1.12	to	$0.98	$537	1.88%	0.85%	to	1.85%	1.37%	to	0.36%
2015	334	$1.11	to	$0.97	$364	1.71%	0.85%	to	1.85%	(0.31%)	to	(1.30%)
VP Ptnrs Core Eq, Cl 2
2019	109	$2.52	to	$1.71	$263	—	0.85%	to	1.85%	25.14%	to	23.89%
2018	133	$2.01	to	$1.38	$259	—	0.85%	to	1.85%	(8.98%)	to	(9.89%)
2017	151	$2.21	to	$1.53	$326	—	0.85%	to	1.85%	19.11%	to	17.93%
2016	165	$1.86	to	$1.30	$299	—	0.85%	to	1.85%	8.63%	to	7.54%
2015	170	$1.71	to	$1.21	$284	—	0.85%	to	1.85%	(0.52%)	to	(1.52%)
VP Ptnrs Core Eq, Cl 3
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%	to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)	to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%	to	18.55%
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%	to	8.11%
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)	to	(0.99%)
VP Ptnrs Sm Cap Gro, Cl 2
2019	547	$2.52	to	$1.51	$1,341	—	0.85%	to	1.85%	19.92%	to	18.73%
2018	542	$2.10	to	$1.27	$1,111	—	0.85%	to	1.85%	(5.69%)	to	(6.63%)
2017	409	$2.23	to	$1.36	$890	—	0.85%	to	1.85%	17.49%	to	16.33%
2016	231	$1.90	to	$1.17	$429	—	0.85%	to	1.85%	5.49%	to	4.43%
2015	131	$1.80	to	$1.12	$231	—	0.85%	to	1.85%	(6.12%)	to	(7.06%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	295

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Val, Cl 2
2019	334	$2.12	to	$1.36	$694	—	0.85%	to	1.85%	18.52%		to	17.34%
2018	319	$1.79	to	$1.16	$563	—	0.85%	to	1.85%	(14.45%)		to	(15.31%)
2017	231	$2.09	to	$1.37	$476	—	0.85%	to	1.85%	5.98%		to	4.93%
2016	206	$1.97	to	$1.30	$404	—	0.85%	to	1.85%	24.30%		to	23.06%
2015	120	$1.59	to	$1.06	$190	—	0.85%	to	1.85%	(10.21%)		to	(11.11%)
VP Ptnrs Sm Cap Val, Cl 3
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
VP US Flex Conserv Gro, Cl 2
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(9)	to	9.68%
2016	203	$1.01	to	$1.00	$204	—	0.85%	to	1.85%	0.79	%(7)	to	0.67	%(7)
VP US Flex Gro, Cl 2
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(9)	to	16.29%
2016	6,901	$1.03	to	$1.03	$7,130	—	0.85%	to	1.85%	2.16	%(7)	to	2.04	%(7)
VP US Flex Mod Gro, Cl 2
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(9)	to	13.08%
2016	4,930	$1.02	to	$1.02	$5,025	—	0.85%	to	1.85%	1.48	%(7)	to	1.36	%(7)
Wanger Intl
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%		to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
Wanger USA
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
WF VT Index Asset Alloc, Cl 2
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%		to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)		to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%		to	10.91%
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%		to	6.39%
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%		to	0.04%
WF VT Intl Eq, Cl 2
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%		to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)		to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%		to	22.55%
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%		to	1.81%
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%		to	0.33%

296	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Opp, Cl 2
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%	to	29.05%
2018	864	$2.60	to	$1.43	$2,308	0.19%	0.55%	to	1.85%	(7.66%)	to	(8.87%)
2017	945	$2.81	to	$1.56	$2,747	0.66%	0.55%	to	1.85%	19.78%	to	18.23%
2016	1,178	$2.35	to	$1.32	$2,881	2.05%	0.55%	to	1.85%	11.61%	to	10.17%
2015	1,495	$2.10	to	$1.20	$3,285	0.13%	0.55%	to	1.85%	(3.61%)	to	(4.87%)
WF VT Sm Cap Gro, Cl 2
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%	to	5.78%
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)	to	(4.66%)
WA Var Global Hi Yd Bond, Cl II
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%	to	6.44%
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%	to	13.25%
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)	to	(7.80%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on March 27, 2015.
(6)	New subaccount operations commenced on April 29, 2016.
(7)	New subaccount operations commenced on November 14, 2016.
(8)	New subaccount operations commenced on April 28, 2017.
(9)	New subaccount operations commenced on September 18, 2017.
(10)	New subaccount operations commenced on April 27, 2018.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	297

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2019 and December 31, 2018, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and December 31, 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2020

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2019	2018
Assets
Investments:
Available-for-Sale securities, at fair value (amortized cost: 2019, $1,566,589; 2018, $1,659,483)	$1,702,183	$1,692,449
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2019 and 2018, $2,038)	161,778	154,957
Policy loans	49,333	49,778
Other investments	425	376
Total investments	1,913,719	1,897,560
Cash and cash equivalents	249,120	133,774
Reinsurance recoverables	179,013	170,053
Other receivables	8,013	7,351
Accrued investment income	13,060	14,879
Deferred acquisition costs	174,062	177,196
Other assets	189,259	102,368
Separate account assets	4,787,305	4,246,963
Total assets	$7,513,551	$6,750,144

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$2,030,010	$1,967,505
Other liabilities	230,353	131,699
Separate account liabilities	4,787,305	4,246,963
Total liabilities	7,047,668	6,346,167
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	311,430	295,481
Accumulated other comprehensive income (loss), net of tax	45,527	(430)
Total shareholder’s equity	465,883	403,977
Total liabilities and shareholder’s equity	$7,513,551	$6,750,144

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2019	2018	2017
Revenues
Premiums	$21,052	$19,643	$23,515
Net investment income	75,807	78,546	79,910
Policy and contract charges	121,572	125,492	115,511
Other revenues	23,990	23,584	22,921
Net realized investment gains (losses)	(1,035)	566	2,880
Total revenues	241,386	247,831	244,737

Benefits and expenses
Benefits, claims, losses and settlement expenses	75,842	85,677	56,168
Interest credited to fixed accounts	49,390	49,384	47,968
Amortization of deferred acquisition costs	10,892	14,679	13,693
Other insurance and operating expenses	37,170	38,316	40,274
Total benefits and expenses	173,294	188,056	158,103
Pretax income (loss)	68,092	59,775	86,634
Income tax provision (benefit)	8,993	7,856	18,962
Net income	$59,099	$51,919	$67,672

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(1,727)	$—	$—
Portion of loss recognized in other comprehensive income (before taxes)	673	—	—
Net impairment losses recognized in net realized investment gains (losses)	$(1,054)	$—	$—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2019	2018	2017

Net income	$59,099	$51,919	$67,672
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	45,957	(40,993)	6,484
Total comprehensive income	$105,056	$10,926	$74,156

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2017	$2,000	$106,926	$273,890	$34,079	$416,895
Comprehensive income:
Net income	—	—	67,672	—	67,672
Other comprehensive income (loss), net of tax	—	—	—	6,484	6,484

Total comprehensive income					74,156
Tax adjustment on share-based incentive compensation plan	—	—	—	—	—
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2017	2,000	106,926	291,562	40,563	441,051
Comprehensive income:
Net income	—	—	51,919	—	51,919
Other comprehensive income (loss), net of tax	—	—	—	(40,993)	(40,993)

Total comprehensive income					10,926
Cash dividends to RiverSource Life Insurance Company	—	—	(48,000)	—	(48,000)

Balances at December 31, 2018	2,000	106,926	295,481	(430)	403,977
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(150)	—	(150)
Comprehensive income:
Net income	—	—	59,099	—	59,099
Other comprehensive income (loss), net of tax	—	—	—	45,957	45,957

Total comprehensive income					105,056
Cash dividends to RiverSource Life Insurance Company	—	—	(43,000)	—	(43,000)
Balances at December 31, 2019	$2,000	$106,926	$311,430	$45,527	$465,883

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2019	2018	2017
Cash Flows from Operating Activities
Net income	$59,099	$51,919	$67,672
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	952	2,269	3,759
Deferred income tax (benefit) expense	(8,503)	(460)	6,137
Contractholder and policyholder charges, non-cash	(25,518)	(24,570)	(24,038)
(Gain) loss from equity method investments	(57)	22	(35)
Net realized investment (gains) losses	(22)	(566)	(2,880)
Other-than-temporary impairments recognized in net realized investment gains (losses)	1,054	—	—
Changes in operating assets and liabilities:
Deferred acquisition costs	(8,170)	(5,545)	(4,467)
Policyholder account balances, future policy benefits and claims, net	39,172	65,075	(25,033)
Derivatives, net of collateral	(27,855)	25,342	32,903
Reinsurance recoverables	(9,332)	(22,732)	(5,850)
Other receivables	(682)	1,015	3,455
Accrued investment income	1,819	1,803	1,321
Other, net	5,752	965	(2,720)
Net cash provided by (used in) operating activities	27,709	94,537	50,224

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	8,752	2,770	16,029
Maturities, sinking fund payments and calls	227,635	196,883	201,117
Purchases	(147,680)	(154,760)	(199,628)
Proceeds from maturities and repayments of commercial mortgage loans	16,829	22,264	12,454
Funding of commercial mortgage loans	(23,650)	(27,856)	(30,085)
Net proceeds from sales of other investments	—	—	37
Purchase of other investments	8	(11)	(10)
Change in policy loans, net	445	(1,122)	(1,233)
Cash paid for written options with deferred premiums	—	(11,626)	—
Cash received for written options with deferred premiums	—	5,928	—
Net cash provided by (used in) investing activities	82,339	32,470	(1,319)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	138,744	129,588	147,035
Net transfers from (to) separate accounts	(2,793)	(12,035)	(13,075)
Surrenders and other benefits	(113,264)	(115,859)	(113,885)
Proceeds from line of credit with Ameriprise Financial, Inc.	2,500	—	1,300
Repayments to line of credit with Ameriprise Financial, Inc.	(2,500)	—	(1,300)
Cash received for purchased options with deferred premiums	42,423	189	—
Cash paid for purchased options with deferred premiums	(16,812)	(8,672)	(10,134)
Cash dividends to RiverSource Life Insurance Company	(43,000)	(48,000)	(50,000)
Net cash provided by (used in) financing activities	5,298	(54,789)	(40,059)
Net increase (decrease) in cash and cash equivalents	115,346	72,218	8,846
Cash and cash equivalents at beginning of period	133,774	61,556	52,710
Cash and cash equivalents at end of period	$249,120	$133,774	$61,556

Supplemental Disclosures:
Income taxes paid (received), net	$14,965	$9,749	$20,516

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

In 2017, the Company recorded the following out-of-period corrections:

•

a $0.8 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $0.7 million and decreased benefits, claims, losses and settlement expenses by $0.1 million.

•	a $0.9 million decrease to benefits, claims, losses and settlement expenses related to the reversal of loss recognition from the prior year.

•	a $1.0 million decrease to income tax provision for a reversal of a tax reserve.

The impact of these out-of-period corrections was not material to prior period financial statements.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2020, the date the financial statements were issued. On March 11, 2020, the World Health Organization (“WHO”) declared COVID-19 a pandemic, and the United States has implemented a range of policies and actions to combat it. The extent of the impacts of COVID-19 on the Company are highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the Company including its operations and balance sheet. If the financial markets and the overall economy are impacted for an extended period, the Company’s results may be materially adversely affected.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, LLC (“AFS”) (previously Ameriprise Financial Services, Inc. until January 2020), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

RiverSource Life Insurance Co. of New York

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans and are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

RiverSource Life Insurance Co. of New York

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management

RiverSource Life Insurance Co. of New York

regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Co. of New York

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 18 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

RiverSource Life Insurance Co. of New York

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard requires most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard was effective for interim and annual periods beginning after December 15, 2018. Entities had the option to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The election of the update was optional. The update was effective for fiscal years beginning after December 15, 2018. Entities could record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have an impact on the Company’s financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under previous guidance, premiums were generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial condition or results of operations.

RiverSource Life Insurance Co. of New York

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not impact the Company’s financial condition or results of operations.

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in 2018. The update does not have an impact on the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the FASB updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to accounting principles related to intraperiod tax allocation (prospective basis), deferred tax liabilities related to outside basis differences (modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption) and year-to-date losses in interim periods (prospective basis). The update also amends existing guidance related to situations when an entity receives a step-up in the tax basis of goodwill (prospective basis), allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements (retrospective basis for all periods presented), interim recognition of enactment of tax laws or rate changes (prospective basis) and franchise taxes and other taxes partially based on income (retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption). The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The method of adoption is noted parenthetically after each amendment above. The Company is currently evaluating the impact of the standard on its financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

RiverSource Life Insurance Co. of New York

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2021. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. The Company adopted the standard using a prospective approach on January 1, 2020. The adoption did not have an impact on the Company’s financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an

RiverSource Life Insurance Co. of New York

allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company adopted the standard on January 1, 2020 and recorded an allowance for credit losses of $3.6 million. The adoption impact to retained earnings is a decrease of $2.8 million, net of tax.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income.

	Years Ended December 31,
(in thousands)	2019	2018	2017
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,802	$9,976	$9,800
Unaffiliated	752	786	812
Total	10,554	10,762	10,612
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,492	2,527	2,462
Unaffiliated	1,062	1,199	1,225
	3,554	3,726	3,687
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	20,122	19,601	18,963
Unaffiliated	215	171	181
	20,337	19,772	19,144
Total	23,891	23,498	22,831
Total revenue from contracts with customers	34,445	34,260	33,443
Revenue from other sources(1)	206,941	213,571	211,294
Total revenues	$241,386	$247,831	$244,737

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Co. of New York

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.2 million and $2.8 million as of December 31, 2019 and 2018, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2019
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$866,922	$93,991	$(297)	$960,616	$2
Residential mortgage backed securities	235,856	4,856	(332)	240,380	—
Commercial mortgage backed securities	292,725	7,932	(457)	300,200	—
State and municipal obligations	124,760	27,645	(4)	152,401	—
Asset backed securities	44,196	1,921	(22)	46,095	—
Foreign government bonds and obligations	1,880	370	(9)	2,241	—
U.S. government and agency obligations	250	—	—	250	—
Total	$1,566,589	$136,715	$(1,121)	$1,702,183	$2

	December 31, 2018
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$994,238	$39,735	$(17,207)	$1,016,766	$2
Residential mortgage backed securities	192,137	1,521	(3,356)	190,302	—
Commercial mortgage backed securities	297,080	819	(8,359)	289,540	—
State and municipal obligations	124,942	18,511	(242)	143,211	—
Asset backed securities	48,509	1,550	(233)	49,826	—
Foreign government bonds and obligations	2,327	242	(14)	2,555	—
U.S. government and agency obligations	250	—	(1)	249	—
Total	$1,659,483	$62,378	$(29,412)	$1,692,449	$2

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2019 and 2018, investment securities with a fair value of $73.2 million and $74.8 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $27.9 million and $35.7 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2019 and 2018, fixed maturity securities comprised approximately 89% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2019 and 2018, approximately $50.8 million and $85.8 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2019			December 31, 2018
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$553,862	$567,897	34%	$499,675	$489,929	29%
AA	66,918	86,553	5	82,837	97,519	6
A	234,780	275,358	16	228,798	249,267	15
BBB	658,112	717,609	42	790,976	801,038	47
Below investment grade	52,917	54,766	3	57,197	54,696	3
Total fixed maturities	$1,566,589	$1,702,183	100%	$1,659,483	$1,692,449	100%

As of December 31, 2019 and 2018, approximately 39% and 40%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity as of both December 31, 2019 and 2018.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2019
(in thousands, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	21	$8,613	$(25)	35	$9,845	$(272)	56	$18,458	$(297)
Residential mortgage backed securities	12	62,757	(118)	10	20,328	(214)	22	83,085	(332)
Commercial mortgage backed securities	18	27,954	(171)	9	21,295	(286)	27	49,249	(457)
State and municipal obligations	4	1,595	(4)	—	—	—	4	1,595	(4)
Asset backed securities	8	7,414	(21)	1	238	(1)	9	7,652	(22)
Foreign government bonds and obligations	—	—	—	1	100	(9)	1	100	(9)
Total	63	$108,333	$(339)	56	$51,806	$(782)	119	$160,139	$(1,121)

	December 31, 2018
(in thousands, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	172	$445,249	$(10,422)	56	$138,422	$(6,785)	228	$583,671	$(17,207)
Residential mortgage backed securities	16	50,852	(576)	20	70,846	(2,780)	36	121,698	(3,356)
Commercial mortgage backed securities	39	108,449	(2,222)	49	125,810	(6,137)	88	234,259	(8,359)
State and municipal obligations	4	10,275	(60)	5	9,168	(182)	9	19,443	(242)
Asset backed securities	4	15,975	(146)	5	12,280	(87)	9	28,255	(233)
Foreign government bonds and obligations	1	96	(14)	—	—	—	1	96	(14)
U.S. government and agency obligations	1	249	(1)	—	—	—	1	249	(1)
Total	237	$631,145	$(13,441)	135	$356,526	$(15,971)	372	$987,671	$(29,412)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is attributable to lower interest rates as well as tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	Years Ended December 31,
(in thousands)	2019	2018	2017
Beginning balance	$—	$—	$721
Credit losses for which an other-than-temporary impairment was not previously recognized	966	—	—
Credit losses for which an other-than-temporary impairment was previously recognized	88	—	—
Reductions for securities sold during the period (realized)	(13)	—	(721)
Ending balance	$1,041	$—	$—

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2019	2018	2017
Gross realized investment gains	$284	$965	$2,966
Gross realized investment losses	(262)	(399)	(86)
Other-than-temporary impairments	(1,054)	—	—
Total	$(1,032)	$566	$2,880

Other-than-temporary impairments for the year ended December 31, 2019 related to credit losses on corporate debt securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2019 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$34,699	$34,930
Due after one year through five years	494,381	512,752
Due after five years through 10 years	217,483	234,924
Due after 10 years	247,249	332,902
	993,812	1,115,508
Residential mortgage backed securities	235,856	240,380
Commercial mortgage backed securities	292,725	300,200
Asset backed securities	44,196	46,095
Total	$1,566,589	$1,702,183

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2019	2018	2017
Fixed maturities	$65,554	$69,923	$72,714
Commercial mortgage loans	7,223	7,039	6,387
Policy loans and other investments	4,797	3,412	2,705
	77,574	80,374	81,806
Less: investment expenses	1,767	1,828	1,896
Total	$75,807	$78,546	$79,910

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2019	2018	2017
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

RiverSource Life Insurance Co. of New York

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2019	2018
Individually evaluated for impairment	$—	$—
Collectively evaluated for impairment	163,816	156,995
Total	$163,816	$156,995

Credit Quality Information

All loans were considered to be performing as of both December 31, 2019 and 2018.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2019 and 2018. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in thousands)
Pacific	$42,692	$41,492	26%	27%
South Atlantic	34,218	31,023	21	23
Middle Atlantic	20,618	22,115	13	12
Mountain	22,779	19,665	14	11
West North Central	14,604	15,451	9	11
East North Central	11,911	11,697	7	6
East South Central	6,992	6,265	4	5
West South Central	8,730	7,973	5	4
New England	1,272	1,314	1	1

	163,816	156,995	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$161,778	$154,957

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in thousands)
Retail	$42,523	$38,402	26%	29%
Apartments	51,210	52,219	31	27
Industrial	32,751	33,902	20	22
Office	19,939	21,283	12	14
Mixed use	6,696	4,014	4	2
Other	10,697	7,175	7	6

	163,816	156,995	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$161,778	$154,957

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updates market-related inputs and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality

RiverSource Life Insurance Co. of New York

assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation.

The balances of and changes in DAC were as follows:

(in thousands)	2019	2018	2017
Balance at January 1	$177,196	$165,465	$161,813
Capitalization of acquisition costs	19,062	20,224	18,160
Amortization, excluding the impact of valuation assumptions review	(10,536)	(16,747)	(14,002)
Amortization, impact of valuation assumptions review	(356)	2,068	309
Impact of change in net unrealized (gains) losses on securities	(11,304)	6,186	(815)
Balance at December 31	$174,062	$177,196	$165,465

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2019	2018	2017
Balance at January 1	$12,066	$13,028	$14,492
Capitalization of sales inducement costs	60	147	255
Amortization, excluding the impact of valuation assumptions review	(896)	(2,136)	(2,080)
Amortization, impact of valuation assumptions review	95	(29)	19
Impact of change in net unrealized (gains) losses on securities	(1,229)	1,056	342
Balance at December 31	$10,096	$12,066	$13,028

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2019 and 2018, traditional life and UL insurance policies in force were $11.5 billion, of which $8.1 billion as of both December 31, 2019 and 2018, respectively, were reinsured at the respective year ends.

RiverSource Life Insurance Co. of New York

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2019	2018	2017
Direct premiums	$32,695	$31,392	$35,307
Reinsurance ceded	(11,643)	(11,749)	(11,792)
Net premiums	$21,052	$19,643	$23,515

Policy and contract charges are presented on the Statements of Income net of $7.9 million, $7.5 million and $6.6 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2019, 2018 and 2017, respectively.

The amount of claims recovered through reinsurance on all contracts was $18.4 million, $12.0 million and $12.4 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Reinsurance recoverables include approximately $134.6 million and $129.7 million related to LTC risk ceded to Genworth as of December 31, 2019 and 2018, respectively.

Policyholder account balances, future policy benefits and claims include $1.6 million and 1.8 million related to previously assumed reinsurance arrangements as of December 31, 2019 and 2018, respectively.

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2019	2018
Policyholder account balances
Fixed annuities(1)	$819,060	$841,716
Variable annuity fixed sub-accounts	258,365	258,617
UL/VUL insurance	188,823	189,577
IUL insurance	107,061	87,791
Other life insurance	31,448	33,605
Total policyholder account balances	1,404,757	1,411,306
Future policy benefits
Variable annuity GMWB	53,604	25,740
Variable annuity GMAB(2)	(3,987)	(1,895)
Other annuity liabilities	7,903	1,050
Fixed annuity life contingent liabilities	84,759	86,453
Life and DI insurance	70,887	72,104
LTC insurance	336,184	315,653
UL/VUL and other life insurance additional liabilities	65,916	48,873
Total future policy benefits	615,266	547,978
Policy claims and other policyholders’ funds	9,987	8,221
Total policyholder account balances, future policy benefits and claims	$2,030,010	$1,967,505

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2019 and 2018 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2019, depending on year of issue, with an average rate of approximately 3.83%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge

RiverSource Life Insurance Co. of New York

its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2019. Anticipated interest rates for DI policies ranged from 3.5% to 7.5% as of December 31, 2019 and for LTC policies ranged from 5.8% to 6.8% as of December 31, 2019.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2019.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2019	2018
Variable annuity	$4,356,112	$3,868,048
VUL insurance	430,385	378,190
Other insurance	808	725
Total	$4,787,305	$4,246,963

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

RiverSource Life Insurance Co. of New York

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2019				December 31, 2018
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,486,899	$3,403,742	$197	67	$3,062,415	$2,978,772	$25,255	67
Five/six-year reset	448,900	289,283	460	67	431,207	272,207	3,218	67
One-year ratchet	486,676	474,184	278	70	449,365	436,044	33,558	69
Five-year ratchet	161,323	156,789	62	67	154,088	150,031	3,816	67
Total – GMDB	$4,583,798	$4,323,998	$997	67	$4,097,075	$3,837,054	$65,847	67
GMIB	$11,552	$10,222	$52	70	$11,458	$10,130	$157	69
GMWB:
GMWB	$124,216	$123,849	$6	73	$120,998	$120,625	$79	72
GMWB for life	2,645,028	2,639,744	290	68	2,320,185	2,314,817	1,979	68
Total – GMWB	$2,769,244	$2,763,593	$296	68	$2,441,183	$2,435,442	$2,058	68
GMAB	$231,540	$231,304	$—	60	$214,259	$214,006	$2,745	60

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2019		December 31, 2018
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$470	66	$454	66

RiverSource Life Insurance Co. of New York

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2017	$671	$391	$38,804	$(2,085)	$29,869
Incurred claims	123	88	(31,687)	(5,156)	5,282
Paid claims	(2)	(200)	—	—	(478)
Balance at December 31, 2017	792	279	7,117	(7,241)	34,673
Incurred claims	154	27	18,623	5,356	12,164
Paid claims	(130)	—	—	(10)	(2,152)
Balance at December 31, 2018	816	306	25,740	(1,895)	44,685
Incurred claims	(174)	(99)	27,864	(2,092)	10,317
Paid claims	(72)	—	—	—	(3,522)
Balance at December 31, 2019	$570	$207	$53,604	$(3,987)	$51,480

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2019	2018
Mutual funds:
Equity	$2,560,259	$2,258,196
Bond	1,383,944	1,253,246
Other	392,854	337,842
Total mutual funds	$4,337,057	$3,849,284

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2019, 2018 and 2017.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2019
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$896,132	$64,484	$960,616
Residential mortgage backed securities	—	240,380	—	240,380
Commercial mortgage backed securities	—	300,200	—	300,200
State and municipal obligations	—	152,401	—	152,401
Asset backed securities	—	46,095	—	46,095
Foreign government bonds and obligations	—	2,241	—	2,241
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities	250	1,637,449	64,484	1,702,183
Cash equivalents	—	248,847	—	248,847
Other assets:
Interest rate derivative contracts	—	58,489	—	58,489
Equity derivative contracts	13,788	94,658	—	108,446
Foreign exchange derivative contracts	35	425	—	460
Total other assets	13,823	153,572	—	167,395
Separate account assets at net asset value (“NAV”)				4,787,305	(1)
Total assets at fair value	$14,073	$2,039,868	$64,484	$6,905,730

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$47,214	$47,214
GMWB and GMAB embedded derivatives	—	—	32,326	32,326	(2)
Total policyholder account balances, future policy benefits and claims	—	—	79,540	79,540	(3)
Other liabilities:
Interest rate derivative contracts	—	15,384	—	15,384
Equity derivative contracts	875	37,704	—	38,579
Foreign exchange derivative contracts	39	—	—	39
Total other liabilities	914	53,088	—	54,002
Total liabilities at fair value	$914	$53,088	$79,540	$133,542

RiverSource Life Insurance Co. of New York

	December 31, 2018
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$907,943	$108,823	$1,016,766
Residential mortgage backed securities	—	190,252	50	190,302
Commercial mortgage backed securities	—	289,540	—	289,540
State and municipal obligations	—	143,211	—	143,211
Asset backed securities	—	49,826	—	49,826
Foreign government bonds and obligations	—	2,555	—	2,555
U.S. government and agency obligations	249	—	—	249
Total Available-for-Sale securities	249	1,583,327	108,873	1,692,449
Cash equivalents	—	131,454	—	131,454
Other assets:
Interest rate derivative contracts	—	27,177	—	27,177
Equity derivative contracts	67	41,618	—	41,685
Foreign exchange derivative contracts	—	1,582	—	1,582
Total other assets	67	70,377	—	70,444
Separate account assets at NAV				4,246,963	(1)
Total assets at fair value	$316	$1,785,158	$108,873	$6,141,310

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$31,504	$31,504
GMWB and GMAB embedded derivatives	—	—	9,642	9,642	(4)
Total policyholder account balances, future policy benefits and claims	—	—	41,146	41,146	(5)
Other liabilities:
Interest rate derivative contracts	—	12,979	—	12,979
Equity derivative contracts	2,668	50,399	—	53,067
Foreign exchange derivative contracts	130	517	—	647
Total other liabilities	2,798	63,895	—	66,693
Total liabilities at fair value	$2,798	$63,895	$41,146	$107,839

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position as of December 31, 2019.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(27.0) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2019.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position as of December 31, 2018.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(37.7) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2019	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Total gains (losses) included in:
Net income	(34)	—	(34	)(1)	(10,734	)(2)	(1,908	)(3)	(12,642)
Other comprehensive income (loss)	3,017	8	3,025		—		—		—
Purchases	—	2,000	2,000		—		—		—
Issues	—	—	—		(9,000)		(20,553)		(29,553)
Settlements	(47,322)	(188)	(47,510)		4,024		(223)		3,801
Transfers out of Level 3	—	(1,870)	(1,870)		—		—		—
Balance, December 31, 2019	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2019	$(15)	$—	$(15	)(1)	$(10,734	)(2)	$(1,726	)(3)	$(12,460)

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$126,680	$209	$126,889		$(26,582)	$12,085		$(14,497)
Total gains (losses) included in:
Net income	(105)	(1)	(106	)(1)	968 (2)	(3,023	)(3)	(2,055)
Other comprehensive income (loss)	(2,431)	4	(2,427)		—	—		—
Purchases	—	—	—		—	—		—
Issues	—	—	—		(7,589)	(20,079)		(27,668)
Settlements	(15,321)	(162)	(15,483)		1,699	1,375		3,074
Transfers out of Level 3	—	—	—		—	—		—
Balance, December 31, 2018	$108,823	$50	$108,873		$(31,504)	$(9,642)		$(41,146)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2018	$(13)	$(1)	$(14	)(1)	$968 (2)	$(2,071	)(3)	$(1,103)

	Available-for-Sale Securities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$144,018	348	$—	$144,366		$(18,998)		$(25,889)		$(44,887)
Total gains (losses) included in:
Net income	(39)	(1)	—	(40	)(1)	(3,131	)(2)	55,963	(3)	52,832
Other comprehensive income (loss)	(610)	4	—	(606)		—		—		—
Purchases	11,014	—	3,151	14,165		—		—		—
Issues	—	—	—	—		(5,875)		(18,803)		(24,678)
Settlements	(27,703)	(142)	—	(27,845)		1,422		814		2,236
Transfers out of Level 3	—	—	(3,151)	(3,151)		—		—		—
Balance, December 31, 2017	$126,680	$209	$—	$126,889		$(26,582)		$12,085		$(14,497)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2017	$(17)	$(1)	$—	$(18	)(1)	$(3,131	)(2)	$55,439	(3)	$52,308

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(8.9) million, $15.2 million and $(3.5) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2019, 2018 and 2017, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2019
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,456	Discounted cash flow	Yield/spread to U.S. Treasuries	0.8%	–	2.8%	1.3%
IUL embedded derivatives	$47,214	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$32,326	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.5%
			Market volatility(3)	3.7%	–	15.9%
			Nonperformance risk(1)	65		bps

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$108,791	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%	1.5%
IUL embedded derivatives	$31,504	Discounted cash flow	Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$9,642	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

RiverSource Life Insurance Co. of New York

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds and non-agency residential mortgage backed securities. The fair value of corporate bonds and non-agency residential mortgage backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2019 and 2018. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative features. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that

RiverSource Life Insurance Co. of New York

are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2019 and 2018. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2019
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$161,778	$—	$—	$165,594	$165,594
Policy loans	49,333	—	—	47,242	47,242

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$821,887	$—	$—	$925,168	$925,168
Separate account liabilities – investment contracts	4,347	—	4,347	—	4,347

	December 31, 2018
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$154,957	$—	$—	$154,256	$154,256
Policy loans	49,778	—	—	47,764	47,764

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$844,758	$—	$—	$855,938	$855,938
Separate account liabilities – investment contracts	3,977	—	3,977	—	3,977	(1)

(1)

The fair value of separate account liabilities—investment contracts as of December 31, 2018 was previously incorrectly omitted from the fair value hierarchy based on use of NAV per share as a practical expedient.

See Note 7 for additional information on commercial mortgage loans and policy loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.3 million, $26.4 million and $27.3 million for the years ended December 31, 2019, 2018 and 2017, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income taxes

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was nil and $2.5 million as of December 31, 2019 and 2018, respectively.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2019 and 2018.

RiverSource Life Insurance Co. of New York

Dividends or distributions

During 2019, 2018 and 2017, the Company paid cash dividends or distributions of $43.0 million, $48.0 million and $50.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2019 and 2018, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $91.4 million and $42.7 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $(2.9) million, $43.9 million and $48.6 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

	Years Ended December 31,
(in thousands)	2019	2018	2017
Net Income
Net income, per accompanying GAAP financial statements	$59,099	$51,919	$67,672
Net income (loss), SAP basis(1)	(82,785)	31,206	1,741
Difference	$141,884	$20,713	$65,931

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

	December 31,
(in thousands)	2019	2018
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$465,883	$403,977
Capital and surplus, SAP basis(1)	234,260	264,895
Difference	$231,623	$139,082

(1)	Includes unassigned surplus of $125.3 million and $156.0 million as of December 31, 2019 and 2018, respectively.

As of December 31, 2019 and 2018, bonds carried at $250 thousand and $249 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a

RiverSource Life Insurance Co. of New York

default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$165,444	$—	$165,444	$(22,759)	$(142,275)	$—	$410
OTC cleared	1,856	—	1,856	(1,856)	—	—	—
Exchange-traded	95	—	95	(95)	—	—	—
Total derivatives	$167,395	$—	$167,395	$(24,710)	$(142,275)	$—	$410

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$67,827	$—	$67,827	$(33,932)	$(32,777)	$—	$1,118
OTC cleared	2,550	—	2,550	(1,681)	—	—	869
Exchange-traded	67	—	67	(67)	—	—	—
Total derivatives	$70,444	$—	$70,444	$(35,680)	$(32,777)	$—	$1,987

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2019
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$49,974	$—	$49,974	$(22,759)	$—	$(27,215)	$—
OTC cleared	3,114	—	3,114	(1,856)	—	—	1,258
Exchange-traded	914	—	914	(95)	—	—	819
Total derivatives	$54,002	$—	$54,002	$(24,710)	$—	$(27,215)	$2,077

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$62,214	$—	$62,214	$(33,932)	$—	$(28,282)	$—
OTC cleared	1,681	—	1,681	(1,681)	—	—	—
Exchange-traded	2,798	—	2,798	(67)	—	—	2,731
Total derivatives	$66,693	$—	$66,693	$(35,680)	$—	$(28,282)	$2,731

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

RiverSource Life Insurance Co. of New York

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2019			December 31, 2018
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,016,200	$58,489	$15,384	$2,967,661	$27,177	$12,979
Equity contracts	1,739,424	108,446	38,579	1,575,154	41,685	53,067
Foreign exchange contracts	34,883	460	39	106,929	1,582	647
Total non-designated hedges	4,790,507	167,395	54,002	4,649,744	70,444	66,693
Embedded derivatives
GMWB and GMAB(3)	N/A	—	32,326	N/A	—	9,642
IUL	N/A	—	47,214	N/A	—	31,504
Total embedded derivatives	N/A	—	79,540	N/A	—	41,146
Total derivatives	$4,790,507	$167,395	$133,542	$4,649,744	$70,444	$107,839

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2019 included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2019 and 2018, investment securities with a fair value of $2.2 million and nil, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.2 million and nil, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2019 and 2018, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2019 and 2018, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

RiverSource Life Insurance Co. of New York

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year ended December 31, 2019
Interest rate contracts	$—	$59,242
Equity contracts	5,524	(67,523)
Foreign exchange contracts	—	76
GMWB and GMAB embedded derivatives	—	(22,684)
IUL embedded derivatives	(6,710)	—
Total gain (loss)	(1,186)	(30,889)

Year ended December 31, 2018
Interest rate contracts	—	(17,045)
Equity contracts	(2,092)	16,665
Foreign exchange contracts	—	1,612
GMWB and GMAB embedded derivatives	—	(21,738)
IUL embedded derivatives	2,667	—
Total gain (loss)	575	(20,506)

Year ended December 31, 2017
Interest rate contracts	—	2,256
Equity contracts	2,754	(49,205)
Foreign exchange contracts	—	(3,256)
GMWB and GMAB embedded derivatives	—	37,974
IUL embedded derivatives	(1,709)	—
Total gain (loss)	$1,045	$(12,231)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2019:

(in thousands)	Premiums Payable	Premiums Receivable
2020	$7,647	$—
2021	1,255	—
2022	1,053	—
2023	578	—
2024	338	—
2025-2026	169	—
Total	$11,040	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host

RiverSource Life Insurance Co. of New York

contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2019 and 2018, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $25.8 million and $26.5 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2019 and 2018 was $25.8 million and $26.5 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2019 and 2018, respectively, were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2017			$34,079
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$14,923	$(4,333)	10,590
Reclassification of net (gains) losses on securities included in net income(2)	(2,880)	1,008	(1,872)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(2,735)	501	(2,234)
Total other comprehensive income (loss)	9,308	(2,824)	6,484
Balance of AOCI at December 31, 2017			40,563	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(69,710)	14,639	(55,071)
Reclassification of net (gains) losses on securities included in net income(2)	(566)	119	(447)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	18,386	(3,861)	14,525
Total other comprehensive income (loss)	(51,890)	10,897	(40,993)
Balance of AOCI at December 31, 2018			(430	)(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	102,606	(21,546)	81,060
Reclassification of net (gains) on securities losses included in net income(2)	22	(5)	17
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(44,455)	9,335	(35,120)
Total other comprehensive income (loss)	$58,173	$(12,216)	45,957
Balance of AOCI at December 31, 2019			$45,527	(3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $1 thousand, $2 thousand and $1 thousand, respectively, of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2019, 2018 and 2017, respectively.

RiverSource Life Insurance Co. of New York

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2019	2018	2017
Current income tax
Federal	$17,365	$8,301	$12,562
State	131	15	263
Total current income tax	17,496	8,316	12,825
Deferred federal income tax	(8,503)	(460)	6,137
Total income tax provision	$8,993	$7,856	$18,962

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included a benefit of $2.3 million due to the enactment of the Tax Act. The $2.3 million benefit included a $2.2 million benefit for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $129 thousand benefit for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% for 2019 and 2018 and 35% for 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
Tax at U.S. statutory rate	21.0%	21.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(3.3)	(3.8)	(8.6)
Impact of Tax Act	—	—	(2.7)
Foreign tax credit, net of addback	(4.2)	(2.5)	(1.8)
Taxes applicable to prior years	—	(1.2)	—
Other	(0.3)	(0.4)	—
Income tax provision	13.2%	13.1%	21.9%

The decrease in the effective tax rate for the year ended December 31, 2018 compared to 2017 was primarily due to a lower statutory rate along with a decrease in pretax income and increased foreign tax credits offset by lower levels of dividend received deduction and a $2.3 million benefit in 2017 due to provisions of the Tax Act.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2019 and 2018. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2019	2018
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$44,916	$35,063
Investment related	4,150	4,377
Deferred compensation	—	—
Other	293	275
Gross deferred income tax assets	49,359	39,715
Deferred income tax liabilities
Deferred acquisition costs	28,876	27,598
Net unrealized gains on Available-for Sale securities	14,284	2,068
DSIC	2,309	2,464
Other	—	21
Gross deferred income tax liabilities	45,469	32,151
Net deferred income tax assets	$3,890	$7,564

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2019 and 2018.

RiverSource Life Insurance Co. of New York

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2019	2018	2017
Balance at January 1	$573	$504	$3,048
Additions (reductions) based on tax positions related to the current year	(26)	55	186
Additions for tax positions of prior years	358	14	5
Reductions for tax positions of prior years	—	—	(2,735)
Settlements	$(508)	$—	$—
Balance at December 31	$397	$573	$504

If recognized, approximately $65 thousand, $180 thousand and $166 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2019, 2018 and 2017, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $300 thousand to $400 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $16 thousand and $18 thousand and a net decrease of $417 thousand in interest and penalties for the years ended December 31, 2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, the Company had a payable of $48 thousand and $32 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns, as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the third quarter of 2019, the federal statutes of limitation closed for the 2014 and 2015 tax years. Ameriprise Financial’s tax returns for 2014 and 2015 are effectively settled except for one issue which was claimed on amended returns filed in the second quarter of 2019. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 and 2017. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2019 and 2018, the Company’s funding commitments for commercial mortgage loan commitments was $12.5 million and $0.7 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2019, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

Guarantee Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated. As of both December 31, 2019 and 2018, the Company had no accrual established for estimated future guaranty fund assessments.

S-6343-5-A CG (6/20)